              IMMEDIATE VARIABLE ANNUITY CONTRACT
                  VARIABLE ANNUITY ACCOUNT

              MINNESOTA LIFE INSURANCE COMPANY
                    ("MINNESOTA LIFE")

                 400 Robert Street North
             St. Paul, Minnesota 55101-2098
               Telephone: 1-800-362-3141
              http://www.minnesotalife.com

This Prospectus describes an individual, immediate variable annuity contract (the "contract") offered by Minnesota Life Insurance Company. It may be used in connection with all types of personal retirement plans.

Your contract values are invested in the Variable Annuity Account, a separate account of Minnesota Life. The Variable Annuity Account for this contract invests in shares of the Index 500 Portfolio of the Advantus Series Fund, Inc. The value of the contract and the amount of each variable annuity payment will vary in accordance with the performance of the Index 500 Portfolio, except as payments are guaranteed in amount by Minnesota Life. The contract lets you make additional purchase payments and withdrawals during part of the time you are receiving annuity payments.

This Prospectus includes information you should know before purchasing a contract. You should read and keep it for future reference. A Statement of Additional Information, bearing the same date, which contains further information, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141, or by writing to us at 400 Robert Street North, St. Paul, Minnesota 55101-2098. Its table of contents may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

       THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO A CURRENT
             PROSPECTUS OF THE ADVANTUS SERIES FUND, INC.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
  OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                      CRIMINAL OFFENSE.

  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

   The date of this document and the Statement of Additional Information is
                           April 29, 2005.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

TABLE OF CONTENTS

                                                                                               PAGE
                                                                                               ----
     SPECIAL TERMS AND HOW TO CONTACT US                                                         1

     QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACT                                   4

     EXPENSE TABLE                                                                               7

     CONDENSED FINANCIAL INFORMATION                                                            10

     GENERAL DESCRIPTIONS                                                                       10
            Minnesota Life Insurance Company                                                    10
            Separate Account                                                                    10
            Advantus Series Fund, Inc.                                                          11
            Additions, Deletions or Substitutions                                               11
            Market Timing and Disruptive Trading                                                12
            Compensation Paid                                                                   13
            Payments Made by Underlying Mutual Fund                                             15

     CONTRACT CHARGES                                                                           16
            Sales Charges                                                                       16
            Risk Charge                                                                         17
            Mortality and Expense Risk Charges                                                  17
            Administration Charge                                                               18

     DESCRIPTION OF THE CONTRACTS                                                               18
            General Provisions                                                                  18
            Annuity Payments and Options                                                        20
            Death Benefits                                                                      23
            Purchase Payments and Value of the Contract                                         24
            Redemptions                                                                         26

     VOTING RIGHTS                                                                              30

     FEDERAL TAX STATUS                                                                         30

     PERFORMANCE DATA                                                                           37

     STATEMENT OF ADDITIONAL INFORMATION                                                        38

     APPENDIX A -- TAXATION OF QUALIFIED PLANS                                                 A-1

     APPENDIX B -- COMPUTATION AND EXAMPLES OF WITHDRAWALS                                     B-1

     APPENDIX C -- IMMEDIATE VARIABLE ANNUITY ILLUSTRATION                                     C-1

SPECIAL TERMS AND HOW TO CONTACT US

     As used in this Prospectus, the following terms have the indicated meanings:

     AGE: the age of a person at nearest birthday.

     ANNUITANT: the person named on page one of the contract who may receive lifetime benefits under the contract. Except in the event of the death of either annuitant prior to the annuity payment commencement date, joint annuitants will be considered a single entity.

     ANNUITY PAYMENT COMMENCEMENT DATE: the first annuity payment date as specified on page one of the contract.

     ANNUITY PAYMENT DATE: each day indicated by the annuity payment commencement date and the annuity payment frequency for an annuity payment to be determined. This is shown on page one of the contract.

     ANNUITY PAYMENTS: payments made at regular intervals to the annuitant or any other payee. The annuity payments will increase or decrease in amount. The changes will reflect the investment experience of the sub-account of the separate account.

     ANNUITY UNIT: the standard of value for the variable annuity payment amount.

     BENEFICIARY: the person, persons or entity designated to receive death benefits payable in the event of the annuitant's death.

     CASH VALUE: the dollar amount available for withdrawal under the contract at any time. A cash value exists only as long as both the number of cash value units and the applicable factor from the cash value factor table shown in the contract are greater than zero.

     CASH VALUE PERIOD: the time during which there is a cash value under the contract. The cash value period begins on the annuity commencement date and ends on the cash value end date shown on page one of the contract.

     CASH VALUE UNIT: the measure of your interest in the Separate Account that is available for withdrawal during the cash value period.

     CODE: the Internal Revenue Code of 1986, as amended.

     CONTRACT DATE: the effective date of a contract.

     FUND: Advantus Series Fund, Inc. or any mutual fund or separate investment portfolio within a series mutual fund which is designated as an eligible investment for the Separate Account.

     GENERAL ACCOUNT: all of our assets other than those in the Separate Account or in other separate accounts established by us.

     GUARANTEED MINIMUM ANNUITY PAYMENT AMOUNT: the amount which is guaranteed as the minimum annuity payment amount. This amount is payable regardless of the performance of the Sub-Account. Purchase payments and cash value withdrawals will change the guaranteed minimum annuity payment amount.

     JOINT OWNER: the person designated to share equally in the rights and privileges provided to the owner of this contract. Only you and your spouse may be named as a joint owner in those states where we offer joint contracts.

     PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan which provide benefits using these contracts.

     PURCHASE PAYMENT DATE: the date we receive a purchase payment in our home office.

     PURCHASE PAYMENTS: amounts paid to us as consideration for the contract.

     SEPARATE ACCOUNT: a separate investment account entitled Variable Annuity Account. The assets of the Separate Account are ours. Those assets are not subject to claims arising out of any other business which we may conduct. The Separate Account is composed of a number of sub-accounts.

     SURRENDER VALUE: the surrender value of the contract shall be the total annuity value as of the date of surrender plus the amounts deducted from purchase payments. These include deductions for sales charges, risk charges and state premium taxes where applicable.

     TOTAL ANNUITY VALUE: the total annuity value represents your total interest in the Separate Account.

     VALUATION DATE: any date on which a Fund is valued.

     VALUATION PERIOD: the period between successive valuation dates measured from the time of one determination to the next.

     VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

     WE, OUR, US: Minnesota Life Insurance Company.

     WRITTEN REQUEST: a request in writing signed by you. In the case of joint owners, the signatures of both owners will be required to complete a written request. In some cases, we may provide a form for your use. We may also require that the contract be sent to us along with your written request.

     YOU, YOUR: the owner of this contract. The owner may be the annuitant or someone else. The owner is named in the application.

     1940 ACT: the Investment Company Act of 1940, as amended, or any similar successor federal legislation.

HOW TO CONTACT US

     At Minnesota Life, we make it easy for you to find information on your annuity. Here's how you can get the answers you need.

     ON THE INTERNET

     Visit our Online Service Center 24 hours a day, 7 days a week at www.minnesotalife.com. Our Online Service Center offers access to:

             -    Account values

             -    Variable Investment Performance

             -    Interest rates (when applicable)

             -    Service forms

             -    Beneficiary information

             - Transactions to transfer among investment options or change your allocation percentage.

             -    Contribution and transaction history

     MINNESOTA LIFE'S ANNUITY SERVICE LINE

     - Call 1-800-362-3141 and select Option 1 for our secure automated telephone access. The Automated Service line provides around-the-clock access to:

             -    Account Values

             -    Unit Values

             -    Interest Rates

     - Call our Service Line at 1-800-362-3141 to speak with one of our customer service representatives. They're available Monday through Friday from 7:30 a.m. to 4:30 p.m. Central Time.

     BY MAIL

     -    For contributions sent by regular mail:

          Minnesota Life
          Annuity Services
          P.O. Box 64628
          St. Paul, MN 55164-0628

     - All other service requests, inquiries and overnight express mail should be sent to:

          Annuity Services A3-9999
          400 Robert Street North
          St. Paul, MN 55101-2098

QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACT

     WHAT IS AN ANNUITY?

     An annuity is a series of payments for the life of a person or for the joint lifetimes of the annuitant and another person and thereafter during the lifetime of the survivor. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment period in accordance with the investment experience of a separate account of an insurance company is called a variable annuity.

     WHAT IS AN IMMEDIATE ANNUITY?

     An immediate annuity provides for annuity payments beginning within a relatively short period after contract issue. This type of annuity is distinguished from a deferred annuity where contract values may be left with an insurance company or separate account for some years before annuity payments begin. In some states this period is shortened so that the contract may be considered to be an immediate annuity within that state.

     WHAT IS THE CONTRACT OFFERED BY THIS PROSPECTUS?

     The contract is an immediate, variable annuity contract with scheduled annuity payments. Annuity payments may be received on a monthly, quarterly, semi-annual or annual basis. These payments may begin immediately and must begin on a date within 12 months after the issue date of the contract. Purchase payments are allocated to the Separate Account. In the Separate Account, your purchase payments are put into a Sub-Account which invests only in the Index 500 Portfolio of the Fund.

     IS THERE A GUARANTEED MINIMUM ANNUITY PAYMENT AMOUNT?

     Yes. You will receive at least the guaranteed minimum annuity payment amount shown in your contract. Each variable annuity payment will vary upwards or downwards in accordance with the performance of the Sub-Account. However, if Sub-Account performance produces a payment that would be less than the guaranteed minimum annuity payment amount, you will get the guaranteed amount instead. At each annuity payment date, we will pay the annuitant or annuitants the greater of:

             - the annuity payment amount determined by multiplying the number of annuity units times the annuity unit value, or

             - the guaranteed minimum annuity payment amount currently in force for the contract.

     We guarantee that variable annuity payments will always be at least 85% of the initial variable annuity payment amount. We determine this amount when we issue your contract. It is shown on page one of the contract. If an additional purchase payment is made, we guarantee that variable annuity payments will always be at least 85% of the annuity amount attributable to that additional purchase payment, plus the amount already guaranteed. If you withdraw cash value amounts, the guaranteed annuity payment amount will be reduced by the same proportion that the withdrawal reduces the number of annuity units.

     IS THE AMOUNT OF THE CASH VALUE OF THE CONTRACT GUARANTEED?

     No. The cash value of the contract decreases as annuity payments are made. It will also increase or decrease based upon the performance of the Sub-Account of the Separate Account. This is reflected in the annuity unit value. We do not guarantee the performance of any Sub-Account, nor do we guarantee the annuity unit value, which may fall to zero. The performance of the Sub-Account will not affect the duration of the cash value period.

     ARE THERE LIMITATIONS ON PURCHASE PAYMENTS?

     Yes. A purchase payment in an amount of at least $10,000 is required in order for us to issue the contract. Contracts will not be issued for less than that amount.

     After we issue the contract, you may make additional purchase payments. This right extends only until the end of the cash value period of the contract. This period is shown on page one of the contract. You may make more purchase payments only while the annuitant or joint annuitant is alive. Additional purchase payments must be in an amount of at least $5,000. We will waive this contract limitation for amounts which are received after the contract effective date as part of an integrated rollover or Section 1035 transaction.

     Whenever an additional purchase payment is made under a contract during the cash value period, the amount of that additional payment will be added to the remaining investment in the contract and a new exclusion amount will be calculated for the contract based on the then current IRS defined life expectancy of the annuitant or annuitants.

     WE RESERVE THE RIGHT TO SUSPEND THE SALE OF THESE CONTRACTS AND TO TERMINATE YOUR ABILITY TO MAKE ADDITIONAL PURCHASE PAYMENTS INTO THE CONTRACT.

     Total purchase payments may not exceed $1,000,000 except with our prior consent. This limitation on purchase payments applies to all contracts, regardless of when the contracts were purchased.

     WHAT INVESTMENT OPTIONS ARE AVAILABLE FOR THE SEPARATE ACCOUNT?

     Purchase payments are allocated to the Sub-Account which invests in shares of the Index 500 Portfolio of the Fund (the "Portfolio").

     There is no assurance that the Portfolio will meet its objectives. Additional information concerning the investment objectives and policies of the Portfolio can be found in the current prospectus for the Fund, which is attached to this Prospectus. You should carefully read the Fund prospectus before purchasing the contract.

     WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

     There are charges which reduce purchase payments and charges made directly to the assets held in the Separate Account.

     A deduction for a sales charge and a risk charge is made from purchase payments. The sales charge is up to 4.5% of purchase payments.

     The risk charge, for guaranteeing the minimum annuity payment amount, may be as much as 2% of each purchase payment. Effective April 29, 2005, this charge is made at the per annum rate of 2.00% of purchase payments. This charge amount will be made on purchase payments received for all contracts after that date, regardless of when the contracts were purchased.

     We deduct a daily charge of .80% of the net asset value of the Separate Account on an annual basis for our mortality and expense risk guarantees. We reserve the right to increase this charge to 1.40% on an annual rate.

     We deduct an administrative charge from the net asset value of the Separate Account in the amount of .15% computed daily, on an annual basis. We reserve the right to increase this charge to .40%.

     Deductions for any applicable premium taxes may also be made from purchase payments (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.

     The Portfolio pays advisory and other expenses. Total advisory and other expenses of the Portfolio are .45% of average daily net assets of the Portfolio on an annual basis.

     The following expense table will illustrate these expenses to assist you in understanding the contract's changes.

EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract. State premium taxes may also be deducted.

     INDIVIDUAL, IMMEDIATE VARIABLE ANNUITY CONTRACT

     CONTRACT OWNER TRANSACTION EXPENSES

                 CUMULATIVE TOTAL                   SALES CHARGE AS A PERCENTAGE
                 PURCHASE PAYMENTS                      OF PURCHASE PAYMENTS
     ----------------------------------------       ----------------------------
          $              0 to 499,999.99                        4.500%
                   500,000 to 749,999.99                        4.125
                 750,000 to 1,000,000.00                        3.750
            1,000,000.01 to 1,499,999.99                        3.375
               1,500,000 to 1,999,999.99                        3.000
               2,000,000 to 2,499,999.99                        2.625
               2,500,000 to 2,999,999.99                        2.250
               3,000,000 to 3,999,999.99                        1.875
               4,000,000 to 5,000,000.00                        1.500

                                                                 4.50%
          Maximum Risk Charge                                    2.00%
                                                                -----
     Total Contract Owner Transaction Expenses
         (assuming maximum sales charge)                         6.50%


     The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the Index 500 Portfolio's fees and expenses.

     SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

                                                                         MAXIMUM
                                                        CURRENT         POSSIBLE
                                                        CHARGE           CHARGE
                                                        -------         --------
     Mortality and Expense Risk Fees*                    0.80%            1.40%
     Administrative Charge*                              0.15%            0.40%
                                                        -------         --------
     Total Separate Account Annual Expenses              0.95%            1.80%

     The next item shows the total operating expenses charged by the Index 500 Portfolio that you may pay periodically during the time that you own the contract. More detail concerning Index 500 Portfolio's fees and expenses is contained in the prospectus for the Advantus Series Funds, Inc.

     ADVANTUS SERIES FUND, INC. INDEX 500 PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

     Management Fees                                                      0.12%
     Distribution Fees                                                    0.25%
     Other Expenses                                                       0.08%
                                                                          ----
     Total Index 500 Portfolio Annual Expenses                            0.45%
                                                                          ====

     EXAMPLES:

     These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses and Index 500 Portfolio fees and expenses.

     The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

     Whether or not you surrender your contract at the end of the applicable time period:

                                                              1 YEAR    3 YEARS    5 YEARS  10 YEARS
                                                              ------    -------    -------  ---------
     You would pay the following expenses on a
       $10,000 investment as of the end of the
       period indicated, assuming a 5% annual
       return on assets and application of the
       maximum possible charges*:                             $  863    $ 1,308    $ 1,777  $   3,067


                                                               1 YEAR   3 YEARS   5 YEARS  10 YEARS
                                                               ------   -------   -------  ---------
     You would pay the following expenses on a
       $10,000 investment as of the end of the
       period indicated, assuming a 5% annual
       return on assets and application of current             $  783   $ 1,064   $ 1,366  $  2,221
       charges:

     *Under the terms of the contract, total mortality and expense risk fees may be increased to as much as 1.40% (provided any necessary regulatory approvals are obtained) and the administrative charge may be increased to as much as .40%.

     These figures are based on the assumption that the contract will accumulate in value prior to the annuity payment commencement date at a 5% annual return on assets for one, three, five and ten years, respectively. The maximum period allowable between the issuance of a contract and the commencement of annuity payments is one year.

     The tables shown above are to assist a contract owner in understanding the costs and expenses that a contract will bear directly or indirectly. For more information on contract costs and expenses, see the Prospectus heading "Contract Charges" and the information immediately following. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon applicable law.

     CAN YOU SURRENDER THE CONTRACT?

     Yes. Before annuity payments begin, you can surrender the contract for its surrender value. The surrender value is its total annuity value plus the amounts deducted from your purchase payments for sales charges, risk charges and state premium taxes where applicable.

     CAN YOU MAKE WITHDRAWALS FROM THE CONTRACT?

     Yes. During the cash value period, you can make withdrawals of the cash value from the contract, pursuant to your written request. Each withdrawal must be in an amount of at least $500 or, if the cash value of the contract is less than that amount, all of the total remaining cash value in the contract must be withdrawn. Withdrawals are not allowed during the period before annuity payments begin.

     A withdrawal of all or a portion of the cash value of the contract, subject to the dollar limitations described above, may be made during the "cash value period" of the contract. The amount of the cash value depends upon the number of cash value units in the contract. The number of cash value units and the cash value period are shown on page one of each contract. If you make later purchase payments or withdrawals we will give you a new page one.

     When a withdrawal is made during the cash value period, the amount of the annuity payment to be received by the annuitant after the withdrawal will be recalculated. The guaranteed minimum annuity payment amount will be redetermined as well. Each will be adjusted downward to reflect the withdrawal of cash value.

     When a withdrawal is taken, an amount equal to the lesser of (i) the amount withdrawn or (ii) the net gain received from the contract will be taxable as ordinary income for that year. Net gain, for this purpose, is the total annuity value prior to the withdrawal less the investment in the contract. The balance of the amount withdrawn will be considered a return of the investment in the contract, and not as taxable income. Any portion of the withdrawal that is not taxable as ordinary income will be deducted from the investment in the contract and a new exclusion amount will be calculated for the contract.

     DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?

     Yes. You may cancel the contract any time within ten days of your receipt of the contract by returning it to us or your agent. In some states, the free look period may be longer than ten days. For example, California's free look period is thirty days. These rights are subject to change and may vary among the states.

     WHAT ANNUITY OPTIONS ARE AVAILABLE?

     You may select one of two variable annuity options. One provides for lifetime variable annuity payments based on the life of a single annuitant, the other provides for the lifetime variable annuity payments based upon the combined lives of joint annuitants.

     WHAT HAPPENS IF THE ANNUITANT DIES?

     If the annuitant, or one of the named joint annuitants dies before annuity payments begin, we will pay a death benefit to you or the named beneficiary. This death benefit will be the sum of the contract's total annuity value plus the amounts deducted from the contract's purchase payments for sales charges, risk charges and state premium taxes, where applicable.

     If the annuitant dies after annuity payments have begun, or after the second death in the case of joint annuitants, we will pay a death benefit. It will be equal to the cash value, if any, of the contract as of the date of the annuitant's death.

     WHAT VOTING RIGHTS DO YOU HAVE?

     Contract owners and annuitants will be able to direct us as to how to vote shares of the Portfolio held for their contracts in the Sub-Account of the Separate Account.

CONDENSED FINANCIAL INFORMATION

     The financial statements of Variable Annuity Account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. No condensed financial information is presented as the variable annuity contract described in this Prospectus has no accumulation units or associated information.

GENERAL DESCRIPTIONS

     A. MINNESOTA LIFE INSURANCE COMPANY

     We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 1-800-362-3141, internet address:
     www.minnesotalife.com. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

     B. SEPARATE ACCOUNT

     We established the Variable Annuity Account on September 10, 1984. The Separate Account is registered as a "unit investment trust" with the SEC under the 1940 Act, but such registration does not signify that the SEC supervises the management, or the investment practices or policies, of the Separate Account.

     The assets of the Separate Account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the Separate Account is entirely independent of both the investment performance of our General Account and of any of our other separate accounts. All obligations under the contracts are general corporate obligations of Minnesota Life.

     The Separate Account is composed of a number of Sub-Accounts. The Separate Account has one Sub-Account available for your purchase payments to the contract. That Sub-Account invests in the Index 500 Portfolio.

     [SIDENOTE]
     We are a life insurance company.

     The Variable Annuity Account is one of our separate accounts.

     Contract values are invested in a single Portfolio.

     C. ADVANTUS SERIES FUND, INC.

     Advantus Series Fund, Inc. (the "Fund"), is a mutual fund advised by Advantus Capital Management, Inc. ("Advantus Capital").The Fund issues its shares only to us and our separate accounts and to separate accounts of insurance companies affiliated with us.

     Advantus Capital is a wholly-owned subsidiary of Securian Financial Group, Inc.

     The only Portfolio of the Fund which is available for investment by the contract is the Index 500 Portfolio.

     A prospectus for the Fund is attached to this Prospectus. You should carefully read the Fund's prospectus before investing in the contract.

     D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

     We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the Sub-Accounts of the Separate Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for contracts of this class, we may substitute another Fund for a sub-account. Substitution may be with respect to existing total annuity values and cash values, future purchase payments and future annuity payments.

     We reserve the right to transfer assets of the separate account to another separate account.

     We may also establish additional Sub-Accounts in the Separate Account and we reserve the right to add, combine or remove any Sub-Accounts of the Separate Account. Each additional Sub-Account will purchase shares in a new portfolio or mutual fund. Such Sub-Accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining to eliminate one or more of the Sub-Accounts of the Separate Account. The addition of any investment option will be made available to existing contract owners on whatever basis we determine.

     We also reserve the right, when permitted by law, to de-register the Separate Account under the 1940 Act, to restrict or eliminate any voting rights of the contract owners, and to combine the Separate Account with one or more of our other separate accounts.

     The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or (ii) the

     [SIDENOTE]
     Contract values are invested in a single Portfolio. We may change the Portfolios offered under the contract.

     owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or (iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

     E. MARKET TIMING AND DISRUPTIVE TRADING

     This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

     We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

     We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Transfer privileges are also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in a contract. We will consider one or more of the following factors:

          -    the dollar amount of the transfer(s);

          - whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

          - whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

          -    the number of transfers in the previous calendar quarter;

          - whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

     In the event transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, contract owners will be notified in writing that transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, contract owners will be notified in writing that transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

     None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

     Application of these procedures in the context of this contract is unlikely, as the contract allocations are to a single Sub-Account and no contract transfer provisions exist.

     F. COMPENSATION PAID

     Securian Financial Services, Inc. ("Securian Financial"), an affiliate of Minnesota Life, is the principal underwriter of the Contract. Securian Financial and other authorized broker-dealers sell Contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of Contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a Contract is determined by his or her broker-dealer. In the case of Contracts sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the Contract that are in addition to the Contract charges described elsewhere in this prospectus.

     Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected Contract, the age of the Contract Owner at the time the Purchase Payment generating the commission is paid, and whether annuity payments will begin within twelve months of the date the Contract is issued. Subject to these factors, all broker-dealers are paid base commissions for the sale of Contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of Purchase Payments, an asset-based (or "trail") commission calculated as a percentage of Contract Value, or a combination of both. The maximum front-end base commission is 5.0% of Purchase Payments. From time to time certain broker-dealers may receive additional payments. These additional payments may be either in the form of front-end commissions in excess of base commissions or in the form of marketing allowances not based on Purchase Payments or Contract Values. Additional payments are intended to provide further encouragement to broker-dealers to sell Contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a broker-dealer's ability and willingness to promote and market the Contracts. In no event will total front-end commissions paid to broker-dealers in connection with sales of Contracts exceed 5.25% of Purchase Payments. A marketing allowance paid to a broker-dealer is not subject to any specified limit based on the Purchase Payments or Contract Values attributable to Contracts sold by the broker-dealer. Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to Contract Owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 5.25% of Purchase Payments.

     In addition to commission payments to registered representatives of Securian Financial, Minnesota Life may provide other non-cash benefits to such registered representatives that are directly or indirectly related to sales of the Contracts. These benefits may include paid travel and accommodations at training conferences and recognition conventions sponsored by Minnesota Life and Securian Financial, eligibility to participate in certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs), and various other Minnesota Life reward and recognition programs that provide non-cash benefits. All of these programs are designed to encourage Securian Financial's registered representatives to sell Minnesota Life's products, including the Contracts described in this prospectus.

     All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the Contracts.

     G. PAYMENTS MADE BY UNDERLYING MUTUAL FUND

     Minnesota Life pays the costs of selling Contracts, some of which are described in more detail above in this prospectus, which benefits the underlying mutual fund by providing increased distribution of the shares of such fund. The underlying mutual fund, or its investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the fund. Payments from the underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from the underlying fund in this Contract are 0.25% of fund assets held in the Separate Account.

     In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. Service and administrative payments reimburse Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all Contract Owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/redemption request to the underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with the underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Those expenses are incurred by Minnesota Life as part of its Contract administration. There are no service and administrative payments received by Minnesota Life that are associated with the Contract.

     Minnesota Life took into consideration anticipated payments from the underlying mutual fund when it determined the charges that are assessed under the Contract. Without these payments, certain Contract charges would likely be higher than they are currently.

     Minnesota Life considers profitability when determining the charges in the Contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a Contract is held and the greater a Contract's investment return.

CONTRACT CHARGES

     Under this contract, there are deductions for charges from purchase payments and other charges which are made directly to the Separate Account. Deductions from purchase payments are made for sales charges, risk charges and state premium taxes, where applicable. Deductions for the mortality risk charge, expense risk charge and the administrative charge are all deducted on each valuation date from the Separate Account.

     In addition to the charges which are applied under the contract, there are also charges associated with the Index 500 Portfolio of the Fund. These charges, which are not guaranteed, cover the advisory and other expenses of the Index 500 Portfolio. Current total advisory and other expenses of the Portfolio are .45% of average daily net assets of the Portfolio on an annual basis. More information can be obtained in the prospectus for the Fund, which is attached to this Prospectus.

     A. SALES CHARGES

     A sales charge is deducted from the purchase payments. The percentage amount of the deduction is as follows:

                    CUMULATIVE TOTAL               SALES CHARGE AS A PERCENTAGE
                    PURCHASE PAYMENTS                  OF PURCHASE PAYMENTS
             --------------------------------      ----------------------------
             $                0 to 499,999.99                 4.500%
                        500,000 to 749,999.99                 4.125
                      750,000 to 1,000,000.00                 3.750
                 1,000,000.01 to 1,499,999.99                 3.375
                    1,500,000 to 1,999,999.99                 3.000
                    2,000,000 to 2,499,999.99                 2.625
                    2,500,000 to 2,999,999.99                 2.250
                    3,000,000 to 3,999,999.99                 1.875
                    4,000,000 to 5,000,000.00                 1.500

     The applicable percentage will be based on the total cumulative purchase payments to the date of payment, including the new purchase payment. In addition, if you purchase multiple contracts at different times with the same ownership, purchase payments made under all contracts will be aggregated solely for the purpose of determining the sales charge applicable to those purchase payments made to later contracts.

     These sales charges may be waived in whole or in part where sales expenses are not paid at the time of sale to registered representatives and broker-dealers responsible for the sale of the contracts or where the contract is sold in

     [SIDENOTE]
     A sales charge of up to 4.5% may apply.

     anticipation of reduced expenses in group or group-type situations. We will not eliminate or reduce a sales charge if that would be unfairly discriminatory to any person or class of persons.

     The full amount of the sales charge for the Adjustable Income Annuity described in this Prospectus will be applied to purchase payments. However, certain sales charges on your old contract may be waived.

     For certain variable annuity contracts issued by us prior to May 1, 2000, we will waive the sales charge on any portion of that existing contract's value applied to the purchase of an Adjustable Income Annuity.

     For certain variable annuity contracts issued by us on or after May 1, 2000, we will waive the sales charge remaining on any portion of that existing contract's value applied to the purchase of an Adjustable Income Annuity according to the following schedule:

     CUMULATIVE ACCUMULATION VALUE APPLIED TO
       PURCHASE AN ADJUSTABLE INCOME ANNUITY          SALES CHARGE WAIVED
     ----------------------------------------    ----------------------------
          $                0 to 499,999               anytime after issue
                   500,000 to 1,999,999          2 years after issue or later
                 2,000,000 to 5,000,000          5 years after issue or later

     For persons who are current owners of our MOA Select and MOA Achiever variable annuity contracts, the value applied in the exchange will be the total purchase payments made to those contracts. For all other variable annuity contracts issued by us, the value applied in this exchange will be the accumulation value in those contracts.

     B. RISK CHARGE

     A risk charge is deducted from each purchase payment for our guarantee of the minimum annuity payment amount. The risk charge may be as much as 2% of each purchase payment. Effective April 29, 2005, this charge is made at the rate of 2.00% of purchase payments made to the contract. This charge amount will be made on purchase payments received for all contracts after that date, regardless of when the contracts were purchased.

     If this deduction proves to be insufficient to cover our actual costs of the risk assumed by us in providing a guaranteed minimum payment, then we will absorb the resulting losses. If these deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us.

     C. MORTALITY AND EXPENSE RISK CHARGES

     We assume the mortality risk by our obligation to continue to make scheduled annuity payments, in accordance with the annuity rate tables and other provisions contained in the contract, to each annuitant regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the scheduled annuity payments received

     [SIDENOTE]
     The risk charge is 2.00%.

     under the contract. Our actual mortality results will not adversely affect any payments or values.

     We assume an expense risk by assuming that deductions in the contracts will be adequate to cover our actual expenses. Our actual expense results will not adversely affect any payments or values.

     For assuming these risks, we currently make a deduction from the net asset value of the Separate Account at an annual rate of .80%. This is 0.55% for the mortality expense risk charge and 0.25% for the expense risk charge. We have the right to increase these charges. If these charges are increased to the maximum amount, then the total for the mortality risk and expense risk charges would be 1.40% on an annual basis.

     If these deductions prove to be insufficient to cover our actual costs, then we will absorb the resulting losses. If these deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit may be used to cover any distribution costs not recovered through the sales charge.

     D. ADMINISTRATION CHARGE

     We perform all administrative services relative to the contract. These services include the review of applications for compliance with our issue rules, the preparation and issue of the contract, the receipt of purchase payments, forwarding amounts to the Fund for investment, the calculation of the guaranteed minimum annuity payment amount, the preparation and mailing of periodic reports and the performance of other services.

     As consideration for providing these services, we currently make a deduction from the Separate Account at the annual rate of 0.15%. We reserve the right to increase this charge. If we do, the amount of this charge will not exceed 0.40%.

DESCRIPTION OF THE CONTRACTS

     A. GENERAL PROVISIONS

     1. Variable Annuity Contract

     The contract is an individual, immediate, variable annuity contract issued by us. It provides for scheduled annuity payments on a monthly, quarterly, semi-annual or annual basis. These payments may begin immediately. They must begin on a date within 12 months after the issue date of the contract. Purchase payments received by us under a contract are allocated to the Separate Account. In the Separate Account, your purchase payments are put into a Sub-Account which are then invested in the Portfolio.

     This type of contract may be used in connection with a pension or profit sharing plan under which plan contributions have been accumulating. It may be used in connection with a plan which has previously been funded with insurance or

     [SIDENOTE]
     The mortality and expense risk charge is .80%.

     The administrative charge is .15%.

     The contract is an immediate payment variable annuity. It may be used with a variety of retirement plans.

     annuity contracts. It may also be purchased by individuals where the contract is not a part of any qualified plan. The contract provides for a variable annuity which is paid on the basis of a single or joint life annuity. The annuity option elected may not be changed.

     2. Issuance of Contracts

     The contracts are issued to you. The owner of the contract may be the annuitant or someone else. The contract may be owned by two persons jointly. In some states, we may not offer joint contracts.

     3. Modification of the Contracts

     A written agreement between you and us may modify a contract. However, no modification will adversely affect the rights of an annuitant under the contract unless it is made to comply with a law or government regulation. You will have the right to accept or reject a modification. You cannot reject a modification where the contract is used in a tax-qualified arrangement and the change is required to conform the contract with tax laws or regulations.

     4. Assignment

     The annuitant, or the joint annuitants, can direct or assign the contract annuity payments so that they are paid to someone else. We will not be bound by any assignment until we have recorded a written request of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action before it was recorded. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

     If the contract is part of a tax-qualified program (including employer-sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose. To the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

     5. Limitations on Purchase Payments

     Purchase payments must be made at our home office. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098. When we receive a purchase payment, we will send you a confirmation statement and an updated page one for the contract.

     A purchase payment in an amount of at least $10,000 will be required in order for us to issue the contract. We will not issue a contract for less than that amount.

     After the contract has been issued, you may make additional purchase payments. You can do this only during the cash value period of the contract as shown on page one. Additional purchase payments may be made only while the annuitant or joint annuitant, if any, is alive. Additional purchase payments must be in an amount of at least $5,000. We will waive this contract provision for amounts

     [SIDENOTE]
     We issue the contract to you and you select the annuitant.

     You cannot pay more than $1 million unless we consent to a larger purchase payment.

     which are received after contract issue if it is part of an integrated rollover or Section 1035 transaction. When you make additional purchase payments, those purchase payments will result in a recalculation of your investment in the contract and a determination of a new exclusion amount. You may also wish to consult with your tax adviser.

     WE RESERVE THE RIGHT TO SUSPEND THE SALE OF THESE CONTRACTS AND TO TERMINATE YOUR ABILITY TO MAKE ADDITIONAL PURCHASE PAYMENTS INTO THE CONTRACT.

     You may not make total purchase payments which exceed the amount of $1,000,000 unless you have our prior consent.

     Some states will limit these contracts to a single purchase payment.

     There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

     6. Deferment of Payment

     Whenever we make any payment in a single sum, we will make it within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject to postponement for:

          - any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Commission,

          - any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund,

          - or such other periods as the Commission may by order permit for the protection of the contract owners.

     7. Participation

     The contract is nonparticipating. Contracts issued before October 1, 1998 were participating.

     No assurance can be given as to the amounts, if any, that will be distributable under participating contracts in the future. If any distribution of divisible surplus is made, it will take the form of the purchase of additional annuity units.

     B. ANNUITY PAYMENTS AND OPTIONS

     1. Annuity Payments

     Variable annuity payments are determined on the basis of

          - the mortality table specified in the contract, which reflects the age of the annuitant or the joint annuitants, and

          -    the investment performance of the Sub-Account.

     [SIDENOTE]
     We normally pay lump sum payments within 7 days, but may delay payments in certain circumstances.

     The contract is nonparticipating.

     The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units (and thus the amount of each scheduled annuity payment) will reflect investment gains and losses and investment income of the Portfolio. The amount of the annuity payment will increase or decrease from one annuity payment date to the next unless affected by the guaranteed minimum annuity payment amount.

     2. Electing the Annuity Commencement Date

     The contracts are issued as immediate annuities on the contract date. When you purchase a contract, you must indicate the annuity commencement date. It must be within 12 months from the contract date. Some jurisdictions may restrict this time limit to a shorter period.

     An annuity payment may begin on any day of the month. Annuity payments may be received on a monthly, quarterly, semi-annual or annual basis.

     Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

     3. Annuity Options

     The contracts provide for two lifetime annuity options, a life annuity or a joint and last survivor annuity. Each annuity payment option is available only as a variable annuity. No additional annuity options are provided or allowed under the contracts. The annuity option elected may not be changed.

     The amount of the first scheduled payment depends on the annuity option elected, the age of the annuitant and the joint annuitant, if any, and the frequency of payments.

     LIFE ANNUITY

     This is a scheduled annuity payable during the lifetime of the annuitant. Annuity payments terminate with the last scheduled payment preceding the death of the annuitant if the annuitant's death occurs after the cash value period has expired. If the annuitant dies during the cash value period, the beneficiary will be paid a death benefit that permits the beneficiary to elect to continue receiving payments until the end of the cash value period or to withdraw some or all of the cash value amount. Annuity payment amounts payable as a death benefit will be reduced for any cash value withdrawals received by the beneficiary.

     JOINT AND LAST SURVIVOR ANNUITY

     This is a scheduled annuity payable during the joint lifetime of the annuitant and a designated joint annuitant. Payments continue during the remaining lifetime of the survivor. If the last surviving annuitant dies during the cash value period, the beneficiary will be paid a death benefit. The beneficiary may elect to continue

     [SIDENOTE]
     Two annuity options are available. Each is payable only as a variable annuity.

     receiving payments until the end of the cash value period or to withdraw some or all of the cash value. Annuity payment amounts payable as a death benefit will be reduced for any cash value withdrawals received by the beneficiary. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant.

     4. Determination of Amount of Variable Annuity Payments

     Unless annuity payments are based on the guaranteed minimum annuity payment amount, the dollar amount of each variable annuity payment is equal to:

          -    the number of annuity units in the contract, multiplied by

          -    the annuity unit value as of the due date of the payment.

     A number of annuity units is credited at issuance of the contract based upon the initial annuity payment amount attributable to the initial purchase payment received for the contract. The number of annuity units to be credited is determined by dividing the initial annuity payment amount by the annuity unit value as of the contract date. The number of annuity units remains unchanged except as adjusted for your additional purchase payments, cash value withdrawals or an annuitant's death.

     The initial annuity payment amount is determined by applying the purchase payment, after deductions, to the appropriate annuity purchase rate per $1,000. Deductions from purchase payments may include premium taxes. Where applicable, these taxes currently range from 0% to 3.5%.

     The initial annuity payment amount depends on the annuity form you elected and upon the adjusted age of the annuitant and the joint annuitant, if any. The initial annuity payment amount is also based upon annuity payment purchase rate tables which assume an interest rate of 4.5% per annum. The 4.5% interest rate will produce level annuity payments if the net investment performance remains constant at 4.5% per year. Subsequent payments will decrease, remain the same or increase depending upon whether the actual net investment performance is less than, equal to, or greater than 4.5%.

     The amount of the first annuity payment after the initial purchase payment, or after an addition or withdrawal, may be different than the initial annuity payment amount used to determine the number of annuity units credited at the time of that transaction. The actual annuity payment amount on any due date is the number of annuity units multiplied by the annuity unit value on the due date of the payment. We will pay the guaranteed minimum annuity payment amount if that amount is greater. The annuity unit value recognizes the net sub-account performance between the date of a transaction and the date the annuity payment is calculated for payment.

     5. Amount of Second and Subsequent Scheduled Annuity Payments

     Unless annuity payments are the guaranteed minimum annuity payment amount, the dollar amount of the second and later variable annuity payments is equal to:

          - the number of annuity units determined for the Sub-Account, multiplied by

     [SIDENOTE]
     The amount of your first annuity payment depends on the age of the annuitant, the annuity option and the frequency of payments.

          - the annuity unit value as of the due date of the payment. This amount will increase or decrease from payment to payment.

     6. The Guaranteed Minimum Annuity Payment Amount

     You will receive at least the guaranteed minimum annuity payment amount specified in your contract. Each variable annuity payment will vary upwards or downwards in accordance with investment performance unless it would be less than the guaranteed minimum annuity payment amount. At each annuity payment date, we will pay the annuitant or annuitants the greater of:

          - the annuity payment amount determined by multiplying the number of annuity units multiplied by the annuity unit value, or

          - the guaranteed minimum annuity payment amount currently in force for the contract.

     We guarantee that variable annuity payments will always be at least 85% of the initial variable annuity payment amount.

     The guaranteed amount is determined on the contract issue date and shown on page one of the contract. If an additional purchase payment is made, we will guarantee that variable annuity payments will always be at least 85% of the annuity amount attributable to that additional purchase payment, plus the amount already guaranteed when you make that purchase payment. If you withdraw cash value amounts under the contract, it will reduce the guaranteed annuity payment amount by the same proportion that the withdrawal reduces the number of annuity units.

     C. DEATH BENEFITS

     The contracts provide that in the event of the death of the annuitant or a joint annuitant before the annuity payments begin, a death benefit will be paid to you or, if applicable, to your beneficiary. The death benefit will be paid when we receive due proof, satisfactory to us, of the death at our home office. The death benefit will be the sum of:

          -    the total annuity value of the contract, plus

          - the amounts deducted from your purchase payments for sales charges, risk charges and state premium taxes, where applicable.

     Death proceeds will be paid in a single sum to the beneficiary designated to receive a lump sum benefit. Payment will be made within seven days after we receive due proof of death.

     We will pay the cash value of the contract, if any, as a lump sum death benefit in the event of the death of the annuitant or the second joint annuitant after annuity payments have begun. We will pay the death benefit to the beneficiary. The beneficiary may elect to receive annuity payments during the remainder of the cash value period rather than a lump sum benefit. However, the number of annuity units will be set as a number equal to the number of cash value units as of the date of the annuitant's death. The annuity payments to the beneficiary will

     [SIDENOTE]
     Payments are guaranteed at 85% of your initial variable annuity payment amount.

     This immediate variable annuity has a death benefit during the cash value period.

     terminate at the end of the cash value period. Then, the guaranteed minimum annuity payment amount will be adjusted in proportion to any change in the number of annuity units. The new guaranteed minimum annuity payment amount will be equal to:

          - the guaranteed minimum annuity payment amount just prior to the annuitant's death, multiplied by

          -    the number of annuity units after the annuitant's death,

          - divided by the number of annuity units prior to the annuitant's death.

     If the beneficiary elects to continue the annuity payments, the cash value will also continue on the beneficiary's behalf as part of the death benefit. This allows the beneficiary to withdraw any or all of the cash value available at any time during the remaining cash value period. As with cash value withdrawals while the annuitant is alive, cash value withdrawals by the beneficiary after the annuitant's death will reduce future annuity payments and the guaranteed minimum annuity payment amount. Except as noted below, the entire interest in the contract must be distributed within five years of an owner's death.

     Death benefits payable after the annuitant's death must be distributed at least as rapidly as under the method elected by the annuitant or annuitants.

     If you are not an annuitant and you die, or if any joint owner who is not an annuitant dies, a death benefit will be paid. This death benefit will be the same amount as the amount that would be paid on the death of the annuitant or joint annuitant. It will be paid out in the same manner, except that if death occurs before the annuity payments begin, the death benefit will be paid out within five years of the date of death. When we pay a death benefit on the death of the owner, no other contract benefits are then payable.

     You can file a written request with us to change the beneficiary. It will not be effective until it is recorded in our home office records. After it has been recorded, it will take effect as of the date you signed the request. However, if a death occurs before the request has been recorded, the request will not be effective as to any death proceeds we have paid before the request was recorded in our home office. If a beneficiary dies, that beneficiary's interest in a contract ends with his or her death. Only those beneficiaries who survive will be eligible to share in the amount payable to the beneficiary at the annuitant's death. If there is no surviving beneficiary upon the death of the annuitant, any remaining value of death benefit payable to the beneficiary will be paid to the annuitant's estate.

     D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

     1. Crediting Annuity and Cash Value Units

     You must complete an application and send it to our home office. We will review each application form submitted to us for compliance with our issue criteria and, if it is accepted, we will issue a contract. The initial purchase payment for the contract must be an amount of at least $10,000.

     If we receive money and an incomplete application, that purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received and accepted. We will offer to return the initial purchase payment with an incomplete application if it appears that the application cannot be completed within five business days.

     Purchase payments are credited to the contract in the form of annuity units and cash value units. Each purchase payment is credited on the valuation date coincident with or next following the date such purchase payment is received by us at our home office, except for the initial purchase payment. The number of annuity and cash value units credited with respect to each purchase payment is determined by:

          - dividing the initial annuity payment amount attributable to the purchase payment by

          - the then current annuity unit value for the Sub-Account on the date the purchase payment is credited.

     The net amount of each purchase payment, after deductions, will be applied to purchase an additional initial annuity payment amount at least as great as that determined by using the guaranteed annuity payment purchase rate table for new purchase payments included in the contract. When a purchase payment is made, if we are using a more favorable table of annuity payment purchase rates for new purchase payments, we will use that table instead.

     The number of annuity and cash value units determined shall not be changed by any subsequent change in the value of a unit, but the value of a unit will vary from valuation date to valuation date to reflect the investment experience of the Sub-Account.

     We will determine the value of annuity units on each day on which the Portfolio of the Fund is valued.

     Cash value units will be credited for each purchase payment in a number equal to the number of annuity units credited for each respective purchase payment.

     2. Total Annuity Value of the Contract

     The total annuity value of the contract at any time is the present value of the future annuity payments expected to be made under the contract.The total annuity value represents your total interest in the Separate Account.

     When the annuitant is alive, the total annuity value is equal to:

          - the sum of the number of cash value units, multiplied by the annuity unit value,

          - multiplied by the appropriate factor from the total annuity value factor table(s) included in the contract,

          - plus the number of annuity units in excess of the number of cash value units,

     [SIDENOTE]
     Initial purchase payments are credited within 2 business days of our receipt of a complete application.

     This immediate annuity allows you to make additional purchase payments.

          -    multiplied by the annuity unit value,

          - multiplied by the appropriate factor from the total annuity value factor table(s) included in the contract.

     After the annuitant's death, if the beneficiary elects to continue annuity payments for the remainder of the cash value period, the total annuity value will be equal to the cash value at all times during the cash value period.

     3. Value of the Annuity Unit

     The value of an annuity unit for the Sub-Account is determined on each valuation date by using the product of:

          -    the value of an annuity unit on the preceding valuation date,

          - the net investment factor for the Sub-Account for the valuation period ending on the current valuation date, and

          - a daily factor (.999879) which adjusts the value for the effect in the valuation period of the 4.5% annual assumed interest rate that has already been built into each contract's total annuity value, cash value and annuity payment calculations.

     4. Net Investment Factor for Each Valuation Period

     The net investment factor is an index used to measure the investment performance of a Sub-Account from one valuation period to the next. For the Sub-Account, the net investment factor for a valuation period is the gross investment rate for the valuation period, less a deduction for the mortality and expense risk charges and the administrative charge at the current rate of 0.95% per annum.

     The gross investment rate is equal to:

          - the net asset value of a Portfolio share determined at the end of the current valuation period, plus

          - the per share amount of any dividend or capital gain distribution by the Portfolio, if the "ex-dividend" date occurs during the current valuation period, divided by

          - the net asset value of a Portfolio share determined at the end of the preceding valuation period. The gross investment rate may be positive or negative.

     E. REDEMPTIONS

     1. Withdrawals and Surrender

     Withdrawals are not allowed prior to the "cash value period" which begins when annuity payments begin. At any time during the cash value period of the contract, you may request a withdrawal from the cash value of the contract. Each withdrawal must be in an amount of at least $500. However, if the cash value of the contract is less than that amount, the total of any remaining cash value in the contract must be withdrawn. Other restrictions on withdrawals may be present

     [SIDENOTE]
     The contract may be surrendered before annuity payments begin.

     This immediate annuity allows cash withdrawals during the cash value period.

     when the contract is used in conjunction with tax qualified programs. You must make a written request for any withdrawal or surrender. Appendix B contains examples of contract changes when there is a withdrawal.

     You may surrender the contract at any time before the annuity payment commencement date. The annuity payment commencement date is the day the first annuity payment is made under the contract and it is the beginning of the cash value period. If you make a surrender request, you will receive the contract's surrender value. The surrender value will be determined on the valuation date coincident with or next following the day your written request is received at our home office.

     Withdrawal or surrender proceeds will be paid in a single sum within seven days of our receipt of your written request.

     (a) Determination of Surrender Value

     The surrender value of a contract is the total annuity value of the contract as of the date of surrender plus the amounts deducted from your purchase payments for sales charges, risk charges and state premium taxes where applicable. As this surrender value is available only until the time the first annuity payment is made under the contract, this provision has the effect of providing a return of your contract's charges, the net purchase payments, plus or minus investment gains or losses and less Separate Account charges, up until the time of that payment. The maximum period of deferral is 12 months after the Contract Date. This provision offers a benefit which is limited.

     (b) Determination of Cash Value

     The cash value of the contract is not guaranteed. The cash value decreases as annuity payments are made, but also increases or decreases based on the performance of the Sub-Account of the Separate Account given by the relative change in the annuity unit value.

     A withdrawal of all or a portion of the cash value of the contract, subject to the dollar limitations described above, may be made during the "cash value period" of the contract. The amount of the cash value available for withdrawal is equal to: (a) multiplied by (b) multiplied by (c), where (a) is the number of cash value units credited to the contract, (b) is the current annuity unit value and (c) is the appropriate cash value factor set forth in a table in the contract. The cash value period begins at the annuity payment commencement date of the contract and runs for a period approximately equal to the annuitant's life expectancy at the time the contract is issued. The number of cash value units and the cash value period are shown on page one of your contract. We will send you a new page one if you make subsequent purchase payments or withdrawals. This will inform you of the number of cash value units remaining in your contract.

     The number of cash value units credited under a contract depends on your purchase payments and cash value withdrawals. On the issue date of the contract the number of cash value units will be equal to the number of annuity units credited to the contract. Normally, withdrawals will reduce both the number of cash value units and the number of annuity units but at different rates, so that after a withdrawal the number of cash value units will no longer equal the number of annuity units.

     (c) Effect of Withdrawals on Cash Value

     A withdrawal during the cash value period reduces the number of cash value units of the contract. The new number of cash value units after a withdrawal is equal to:

          -    the number of cash value units just prior to the withdrawal,

          -    multiplied by the cash value prior to withdrawal,

          - less the cash value withdrawn, divided by the cash value prior to withdrawal.

     Cash value units are reduced on a last in, first out basis. Therefore, if you make additional purchase payments to the contract after its issue, the value of the cash value units attributable to those payments will be valued and cashed out as withdrawals first, running backwards in time until we reach the values attributable to the initial purchase payment.

     (d) Annuity Payment Determinations after Withdrawals

     A cash value withdrawal will affect future annuity payments by reducing the number of annuity units, the basis for determining the amount of those payments. The new number of annuity units following a cash value withdrawal will depend on whether or not the annuitant is alive at the time the cash value withdrawal is made. If the annuitant is not alive, in other words if the withdrawal is made by the beneficiary as part of the death benefit, the new number of annuity units will equal the number of cash value units following the withdrawal. At the death of the annuitant, the number of annuity units is adjusted, if necessary, to equal the then number of cash value units, and this equivalency is continued through any subsequent cash value withdrawals.

     If the annuitant is alive at the time of the withdrawal, the adjustment of subsequent annuity payments that occurs after a withdrawal is designed to produce a new level of annuity payments -- assuming a rate of return exactly equal to 4.5% -- over the remaining lifetime of the contract, including the period after the end of the cash value period. After such a withdrawal, there will be less cash value to support benefit payments during the cash value period, so that the level of annuity payments before the withdrawal cannot be maintained during the cash value period. In order to levelize payments -- again, based on the assumption of a 4.5% return -- both before and after the end of the cash value period, it is necessary to "redistribute" annuity payments, reducing payments after the end of the cash value period and using the portion of the excess reserves attributable to the reduction to increase payments during the cash value period above the level that could be supported by the remaining cash value alone to the level payable after the cash value period. (As a result, even if all of a contract's cash value is withdrawn, annuity payments will continue to be made, although at a considerably reduced level.)

     [SIDENOTE]
     This is how we calculate your new annuity payment after a withdrawal.

     This immediate annuity will always pay an annuity benefit, even if you withdraw all available cash value.

     If the annuitant is alive at the time of the withdrawal, annuity payments after a withdrawal are determined as follows. When a withdrawal occurs, the total annuity value of the contract is recomputed by adding the sum of the new cash value immediately after the withdrawal and the contract's excess reserves. The new total annuity value is then converted into a new "initial annuity payment amount," based on tables set forth in the contract, and the new initial annuity payment amount is in turn converted into annuity units by dividing it by the annuity unit value on the date of the withdrawal. The tables are actuarially computed to produce a level annuity payment for the remaining lifetime of the contract based on an interest rate of 4.5% and the mortality rates originally applied to purchase payments received under the contract using its specified table. When a cash value withdrawal is made, we will inform you of the new number of annuity units by sending you a new page one for your contract.

     Redistribution of annuity payments after withdrawals do not adjust redistributions made in connection with prior withdrawals. Despite redistributions, the original mortality guarantees associated with each purchase payment are preserved.

     While annuity payments will be reduced as a result of cash value withdrawals, so long as the annuitant is alive, annuity payments will never be eliminated by cash value withdrawals even if all available cash value is completely withdrawn. Some level of annuity benefit, under the option elected, will always be payable. Also, a new guaranteed annuity amount will always be in effect after cash withdrawals. While a new initial annuity payment amount is determined after a cash withdrawal, additional cash values are not created.

     2. Right of Cancellation

     You should read the contract carefully when you receive it. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098, of your intention to cancel. If the contract is canceled and returned, we will refund to you the greater of:

          - the total annuity value of the contract attributable to your purchase payments, plus the amounts deducted from your purchase payments, or

          -    the amount of purchase payments paid under this contract.

     In some states, the free look period may be longer than ten days. These rights are subject to change and may vary among the states.

     Payment of the requested refund will be made to you within seven days after we receive notice of cancellation.

     For more information on your contract, you may contact us at 1-800-362-3141. In addition, you may be able to contact us via Internet e-mail through our web site. Please remember that an e-mail is not a valid substitute for a written request that requires your signature.

     [SIDENOTE]
     You can cancel your contract within 10 days of receiving it and we will refund you the greater of your accumulation value or your purchase payments.

VOTING RIGHTS

     We will vote fund shares held in the Separate Account at the regular and special meetings of the Fund. We will vote shares attributable to contracts in accordance with instructions received from the annuitant or annuitants or, during the surrender period of the contract, from the owner, if different from the annuitants. In the event no instructions are received from the person or persons entitled to direct such a vote, we will vote shares attributable to that contract in the same proportion as shares of the Portfolio held by the Sub-Account for which instructions have been received. If, however, the 1940 Act, any interpretations of that Act or the regulations under it should change so that we may be allowed to vote shares in our own right, then we may elect to do so.

     The number of votes will be determined by dividing the total annuity value for each contract allocated to the Sub-Account by the net asset value per share of the underlying Fund shares held by that Sub-Account. The votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.

     We will notify each person entitled to vote of a Fund shareholders' meeting if the shares held for his or her contract may be voted at that meeting. We will also provide proxy materials and a form of instruction to facilitate provision of voting instructions.

FEDERAL TAX STATUS

     INTRODUCTION

     The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis ("Nonqualified Contract") or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Section 401(a), 403(b), 408, 408A or 457 of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a contract on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary may depend on the tax status of the individual concerned.

     TAXATION OF MINNESOTA LIFE AND THE SEPARATE ACCOUNT

     We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Separate Account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on any

     [SIDENOTE]
     You can instruct us how to vote Fund shares.

     investment income received by the Separate Account or on capital gains arising from the Separate Account's activities. The Separate Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

     TAXATION OF ANNUITY CONTRACTS IN GENERAL

     Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408 or 408A of the Code.

     There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity
     (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

     DIVERSIFICATION REQUIREMENTS

     Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of the Separate Account to be "adequately diversified" in order for the contract to be treated as a variable contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

     The Separate Account, through the Fund, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Fund's assets may be invested. Although the investment adviser is an affiliate of ours, we do not have control over the Fund or its investments. Nonetheless, we believe that the Portfolio of the Fund in which the Separate Account owns shares will be operated in compliance with the requirements prescribed by the Treasury. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Separate Account to be deemed to be "adequately diversified".

     OWNERSHIP TREATMENT

     In connection with its issuance of temporary and proposed regulations under
     Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

     Minnesota Life does not believe that the ownership rights of a contract owner under the contract would result in any contract owner being treated as the owner of the assets of the Variable Annuity Account under Rev. Rul. 2003-91. However, Minnesota Life does not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

     TAXATION OF PARTIAL AND FULL WITHDRAWALS

     For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the purchase payment less any amounts previously received from the contracts which were not included in income ("investment in the contract"). Amounts withdrawn upon a partial surrender from a variable annuity contract that is not part of a qualified program are generally treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary, rather than capital gain, tax rates.

     In the case of a withdrawal under an annuity that is part of a tax qualified retirement plan, a portion of the amount received is taxable based on the ratio of the investment in the contract to the individual's balance in the retirement plan, generally the value of the annuity. The investment in the contract generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the investment in the contract can be zero.

     TAXATION OF ANNUITY PAYMENTS

     The taxable portion of a fixed annuity payment is generally equal to the excess of the payment over the exclusion amount. The exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

     TAXATION OF DEATH BENEFIT PROCEEDS

     Amounts may be distributed from a contract because of the death of an owner. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or
     (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

     PENALTY TAX ON PREMATURE DISTRIBUTIONS

     The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

          -    where the taxpayer is 59 1/2 or older,

          -    where payment is made on account of the taxpayer's disability,

          -    where payment is made by reason of the death of an owner, and

          -    in certain other circumstances.

     The Code also provides an exception to the 10% additional tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), being made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% penalty applies only if payments begin after separation from service.

     For some types of qualified plans, other tax penalties may apply to certain distributions.

     AGGREGATION OF CONTRACTS

     For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

     ASSIGNMENT OR PLEDGES

     A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. A contract owner who is contemplating any such transfer, pledge, designation or assignment should consult a competent tax adviser with respect to the potential tax effects of that transaction.

     REQUIRED DISTRIBUTIONS

     In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

     The requirements of (b) above shall be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the owner's "designated beneficiary" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

     Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

     Similar rules apply to qualified contracts.

     POSSIBLE CHANGES IN TAXATION

     Although the likelihood of there being any change in taxation is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

     TAX QUALIFIED PROGRAMS

     The annuity is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

          -    contributions in excess of specified limits,

          - distributions prior to age 59 1/2 (subject to certain exceptions),

          - distributions that do not conform to specified minimum distribution rules, and

          -    other specified circumstances.

     We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Some retirement plans are subject to distribution and other requirements that are not incorporated in the annuity. The rights of any person to benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the annuities comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult legal counsel and a tax adviser regarding the suitability of the contract.

     Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. The IRS regulations permit partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date under certain limited circumstances. We will notify any holder of a contract issued under a qualified plan who requests such a partial withdrawal of the effects of such a withdrawal on the contract prior to processing the withdrawal.

     For qualified plans under Section 401(a), 403(b) and 457, the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

     WITHHOLDING

     In general, distributions from annuities are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

     The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under Section 457(b). Distributions which may not be rolled over are those which are:

          - one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or (c) for a specified period of ten years or more,

          -    a required minimum distribution,

          -    a hardship distribution; or

          -    the non-taxable portion of a distribution.

     Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals who are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However, a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

     SEE YOUR OWN TAX ADVISER

     It should be understood that the foregoing description of the federal income tax consequences under these contracts is not exhaustive and that special rules are provided with respect to situations not discussed herein. It should also be understood that should a plan lose its qualified status, employees will lose the tax benefits described. Statutory changes in the Internal Revenue Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information a tax adviser should be consulted.

PERFORMANCE DATA

     From time to time the Variable Annuity Account may publish advertisements containing performance data relating to the Sub-Account. Performance data will consist of average annual total return quotations for recent one-year, five-year and ten-year periods. Performance data may also include cumulative total return quotations for the period since June 1, 1987, or average annual total return quotations for periods other than as described above. Performance figures are based on historical performance information on the assumption that the contracts offered by this Prospectus were available for sale on June 1, 1987, when the Sub-Account began operations, and could accumulate value prior to the commencement of annuity payments for periods in excess of one year. The figures are not intended to suggest that such performance will continue in the future.

     Average annual total return figures are the average annual compounded rates of return required for an initial investment to equal its total annuity value at the end of the period. The total annuity value will reflect the sales and risk charges deducted from purchase payments as well as all other contract charges. Cumulative total return figures are the percentage changes between the value of an initial investment and its total annuity value at the end of the period. Cumulative total return figures will not reflect the deduction of any amounts from purchase payments. Cumulative total return figures will always be accompanied by average annual total return figures. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

     A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Life at your request. The Table of Contents for that Statement of Additional Information is as follows:

               General Information and History
               Distribution of Contracts
               Performance Data
               Auditors
               Registration Statement
               Financial Statements

APPENDIX A

     TAXATION OF QUALIFIED PLANS

     PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

     Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

     Code Section 403(b)(11) restricts the distribution under Code Section 403(b)annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and
     (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989.Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.

     INDIVIDUAL RETIREMENT ANNUITIES

     Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the contract for use with IRAs.

     Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

     SIMPLIFIED EMPLOYEE PENSION (SEP) IRAs

     Employers may establish Simplified Employee Pension (SEP) IRAs under Code
     Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

     SIMPLE IRAs

     Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

     ROTH IRAs

     Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, a contingent deferred sales charge and other special rules may apply.

     Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if:

          -    the annuity owner has reached age 59 1/2,

          - the distribution is paid to a beneficiary after the owner's death,

          -    the annuity owner becomes disabled, or

          - the distribution will be used for a first time home purchase and does not exceed $10,000.

     Nonqualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a nonqualified distribution may be subject to a 10% penalty tax.

     In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth and other types of IRAs.

     CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

     Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchaser of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

     DEFERRED COMPENSATION PLANS

     Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

APPENDIX B

     COMPUTATION AND EXAMPLES OF WITHDRAWALS

     A cash value withdrawal will affect future annuity payments by reducing the number of annuity units, the basis for determining the amount of such payments. If the annuitant is alive at the time of the withdrawal, the new number of annuity units is determined by first computing a new initial annuity payment amount and then dividing that amount by the annuity unit value at the time of the withdrawal.

     IF NO PRIOR WITHDRAWALS

     If no prior cash withdrawals have been made, the new initial annuity payment amount is the sum of:

          (i) the product of the number of cash value units after the withdrawal multiplied by the current annuity unit value, and

          (ii) the product of ([(a) x (b)]/1000) multiplied by (c), where

               (a) is the excess of the total annuity value over the cash value immediately prior to the withdrawal,

               (b) is the ratio of the cash value withdrawn over the cash value prior to the withdrawal, and

               (c) is the applicable annuity purchase rate set forth in the contract in the table captioned "Total Annuity Value Factors and Annuity Payment Purchase Rates Applicable at a Cash Value Withdrawal while the Annuitant is Alive" ("Table I").

     In the above computation "(i)" reflects the portion of the new initial annuity payment amount supported by the reserves attributable to the cash value of the contract, and "(ii)" reflects the portion of the new initial annuity payment amount supported by the annuity reserves in excess of the cash value. The excess reserves, "(ii) (a)," are multiplied by the proportionate reduction in the cash value, "(ii) (b)," to determine the portion of the excess reserves that are to be redistributed, and the redistribution is effected by dividing the portion so determined by 1000 and multiplying the result by the appropriate annuity purchase rate.

     An example of the withdrawal calculation may serve as a useful illustration. Assume a contract issued to a woman, age 60, for an initial purchase payment of $100,000. Assume further that the net Sub-Account performance matches the assumed interest rate of 4.5% so that we need not consider the variation in annuity payments as a result of fluctuations in investment performance. Assume also that the annuity unit value is and remains $1.00. At the time of issue of the contract, the initial annuity payment amount, if paid as a life annuity, will be $482.08, and the number of annuity units and cash value units will be 482.0800. The guaranteed minimum annuity payment amount is $409.77 (85% x $482.08).

     Assume that at year five, the contract owner makes a withdrawal of 60% of the cash value. Immediately prior to the withdrawal, the contract has a total annuity value of $89,510, which is determined by multiplying the current annuity payment amount, $482.08, by the appropriate factor set forth in the contract applicable to cash value units in Table I, 185.6737. The total annuity reserves amount is $89,510. The cash value of the contract immediately prior to the withdrawal is $74,133, which is determined by multiplying the current annuity payment amount, $482.08, by the appropriate factor set forth in the contract in the table captioned "Cash Value Factors." ("Table II"), 153.7783. $74,133 is the amount of the annuity reserves attributable to the cash value of the contract. The cash value after the withdrawal is $29,653 ($74,133 - $44,480 (60% x $74,133)), and the new number of cash value units is 192.8320
     (482.0800 x ($29,653/$74,133)).

     The new initial annuity payment amount is $245.94, the sum of:

          (i) $192.83, the product of the number of cash value units after the withdrawal (192.8320) multiplied by the annuity unit value ($1.00), and

          (ii) $53.11, the product of ([(a) x (b)]/1000) multiplied by (c), where

                (a) is $15,377, the excess of the total annuity value ($89,510)
                    over the cash value ($74,133) immediately prior to the withdrawal,

                (b) is .6, the ratio of the cash value withdrawn ($44,480) over the cash value prior to the withdrawal ($74,133), and

                (c) is 5.7568, the applicable annuity purchase rate set forth in the contract in Table I.

     The new guaranteed minimum annuity payment amount after the withdrawal is $209.05 ($409.77 x (245.9400/482.0800)).

     IF PRIOR WITHDRAWALS

     Where prior withdrawals have been made, the above formula is adjusted in the manner shown in the following example. Assume that after the withdrawal of 60% of the cash value in the contract described above the owner withdraws 75% of the remaining cash value at year 15.

     Immediately prior to the transaction the contract has a total annuity value of $33,465. This is determined by multiplying the two components of the current annuity payment amount $192.83 -- the portion attributable to the cash value reserves, and $53.11 -- the portion attributable to the annuity reserves in excess of the cash value, by the appropriate factors set forth in the contract applicable to cash value units and annuity units in excess of cash value units, respectively, in Table I, namely, 137.7353 and
     130.0297 ($33,465 = ($192.83 x 137.7353) + ($53.11 x 130.0297)). The cash value of the contract immediately prior to the withdrawal is $17,034, which is determined by multiplying the portion of the current annuity payment amount attributable to the cash value, $192.83, by the appropriate factor set forth in the contract in Table II, 88.3373 ($17,034 =
     $192.83 x 88.3373). The cash value after the withdrawal is $4,258
     ($17,034 - $12,776 (75% x $17,034)), and the new number of cash value units is 48.2023 (192.8320 x ($4,258/$17,034)).

     The new initial annuity payment amount is $156.25, the sum of:

          (i) $48.20, the product of the number of cash value units after the withdrawal (48.2023) multiplied by the current annuity unit value ($1.00),

          (ii) $53.11, the product of the number of annuity units (245.94) minus the number of cash value units (192.83), each prior to the withdrawal, multiplied by the current annuity unit value ($1.00), and

          (iii) $54.94, the product of ([(a) 3 (b)]/1000) multiplied by (c), where

                (a)  is $9,525, which is

                     (A) $16,431, the excess of the total annuity value
                         ($33,465) over the cash value ($17,034) immediately prior to the withdrawal, minus

                     (B) $6,906, the value is (ii) above ($53.11) multiplied by the appropriate factor as of the withdrawal date applicable to annuity units in excess of cash value units set forth in the contract in Table I (130.0297),

                (b) is .75, the ratio of the cash value withdrawn ($12,776) over the cash value prior to the withdrawal ($17,034), and

                (c) is 7.6905, the applicable annuity purchase rate set forth in the contract in Table I.

     The new initial annuity payment amount has a new guaranteed minimum annuity payment amount associated with it of $132.81 ($209.05 x 156.2500/245.9400).

APPENDIX C

       ADJUSTABLE INCOME ANNUITY DISCLOSURE "A VARIABLE IMMEDIATE ANNUITY"


     PREPARED FOR: Jane M. Doe                  ANNUITIZATION OPTION: Single Life
     DATE OF BIRTH: 06/01/1945  SEX: Female     COMMENCEMENT DATE: 05/01/2005
     STATE: MN                                  INCOME FREQUENCY: Monthly
     SINGLE PAYMENT RECEIVED: $100,000          INITIAL PERIODIC INCOME: $478.24
     FUNDS: Non-Qualified                       GUARANTEED MINIMUM INCOME AT ISSUE: $406.50
     LIFE EXPECTANCY: 24.2 (IRS)             ** ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE:
     PREPARED BY: Minnesota Life                  $3,471
     QUOTATION DATE: 03/30/2005


     AGE Your age at nearest birthday.

     GUARANTEED INCOME The guaranteed income column represents the minimum annuity payment you will receive. This amount will be adjusted for additional purchase payments made to the contract or cash value withdrawals taken from the contract.

     PROJECTED INCOME The variable annuity income amount shown assumes a constant annual investment return. 4.5% is the assumed interest rate used to calculate the initial income amount. Your first payment and subsequent payments will increase or decrease based upon the relationship between the 4.5% interest rate and the net investment performance of the Advantus Index 500* sub-account. Actual value of the contract will fluctuate depending on the performance of the underlying sub-account.

     CUMULATIVE INCOME The cumulative income amount shown represents the sum of the projected income payments on an annual basis.

     TOTAL ANNUITY VALUE The total annuity value at issue is the net amount credited to your account after deduction of all front end charges. Thereafter, the total annuity value changes based on fund performance, annuity payments made, and subsequent purchase payments or withdrawals. The total annuity value includes the cash value plus an amount intended to fund annuity payments for the remainder of your life after the cash value period has ended.

     CASH VALUE The cash value is the dollar amount available for withdrawal under this contract at a given point in time. Access to the cash value is available during the cash value period - - a time period from the first annuity payment date to your life expectancy as determined at issue. It is important to note that withdrawals of cash value will reduce the amount of the minimum guaranteed payment.

                   PAGE 1 OF 5 -- NOT VALID WITHOUT ALL PAGES.

            THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT
                       A REPRESENTATION OF FUTURE RESULTS.
                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.
                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY

     ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE The annual variable exclusion amount is based on a cost basis of $100,000.00 and represents the amount of variable payments that are excluded from taxation in each calendar year. This annual amount is prorated in the first calendar year and may be recalculated in any year where the total value of the annuity payments is less than the exclusion amount. Exclusion calculations apply only until the cost basis is returned, thereafter, all payments are fully taxable. This calculation does not include future contributions or withdrawals.

     OTHER Deductions from your purchase payments are made for sales charges, risk charges and state premium taxes where applicable. Sales charges are based on your total cumulative purchase payments (see prospectus for schedule). A risk charge is deducted for Minnesota Life's guarantee of a minimum annuity payment amount. This charge is 2.00% of each purchase payment.

     Net rates of return reflect expenses totaling 1.40%, which consist of the .95% Variable Annuity Account mortality and expense risk charge and administrative charge, and .45% for the Advantus Index 500 Portfolio management fee and other expenses. Under the terms of the contract, the maximum possible charge for mortality and expense risk and the administrative charge would be 1.80%.

     Minnesota Life variable immediate annuities are available through registered representatives of Securian Financial Services, Inc., Securities Dealer, Member NASD/SIPC. This illustration must be accompanied or preceded by a current prospectus for the Variable Annuity Account and for the Advantus Series Fund, Inc.

     * "Standard & Poor's(R)", "S & P(R)", "S & P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Advantus Series Fund, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

                        MINNESOTA LIFE INSURANCE COMPANY
                              www.minnesotalife.com
     VARIABLE PRODUCTS ARE DISTRIBUTED BY SECURIAN FINANCIAL SERVICES, INC.,
       SECURITIES DEALER, MEMBER NASD/SIPC, REGISTERED INVESTMENT ADVISOR.
        400 ROBERT STREET NORTH, ST. PAUL, MN 55101-2098, 1.888.237.1838

                   PAGE 2 OF 5 -- NOT VALID WITHOUT ALL PAGES.

            THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT
                       A REPRESENTATION OF FUTURE RESULTS.
                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.
                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY

      ADJUSTABLE INCOME ANNUITY ILLUSTRATION "A VARIABLE IMMEDIATE ANNUITY"


     PREPARED FOR: Jane M. Doe                  ANNUITIZATION OPTION: Single Life
     DATE OF BIRTH: 06/01/1945  SEX: Female     COMMENCEMENT DATE: 05/01/2005
     STATE: MN                                  INCOME FREQUENCY: Monthly
     SINGLE PAYMENT RECEIVED: $100,000          INITIAL PERIODIC INCOME: $478.24
     FUNDS: Non-Qualified                       GUARANTEED MINIMUM INCOME AT ISSUE: $406.50
     LIFE EXPECTANCY: 24.2 (IRS)             ** ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE:
     PREPARED BY: Minnesota Life                  $3,471
     QUOTATION DATE: 03/30/2005

            MONTHLY ANNUITY INCOME BASED ON 0.00% GROSS (-1.40% NET)
                           HYPOTHETICAL RATE OF RETURN


      CONTRACT                  GUARANTEED          PROJECTED          CUMULATIVE        TOTAL ANNUITY       CASH
     ANNIVERSARY      AGE     ANNUITY INCOME     ANNUITY INCOME      ANNUITY INCOME          VALUE           VALUE
     -----------      ---     --------------     --------------      --------------      -------------     ---------
     At Issue          60         $  407             $  478            $     478           $  93,022       $  84,724
            1          61         $  407             $  451            $   6,040           $  86,231       $  78,012
            2          62         $  407             $  426            $  11,288           $  79,849       $  71,706
            3          63         $  407             $  407            $  16,248           $  73,855       $  65,782
            4          64         $  407             $  407            $  21,126           $  68,228       $  60,220
            5          65         $  407             $  407            $  26,004           $  62,946       $  54,997
            6          66         $  407             $  407            $  30,882           $  57,991       $  50,095
            7          67         $  407             $  407            $  35,760           $  53,344       $  45,495
            8          68         $  407             $  407            $  40,638           $  48,987       $  41,179
            9          69         $  407             $  407            $  45,516           $  44,906       $  37,132
           10          70         $  407             $  407            $  50,394           $  41,085       $  33,337
           11          71         $  407             $  407            $  55,272           $  37,510       $  29,780
           12          72         $  407             $  407            $  60,150           $  34,169       $  26,447
           13          73         $  407             $  407            $  65,028           $  31,050       $  23,326
           14          74         $  407             $  407            $  69,906           $  28,144       $  20,404
           15          75         $  407             $  407            $  74,784           $  25,440       $  17,669
           16          76         $  407             $  407            $  79,662           $  22,930       $  15,111
           17          77         $  407             $  407            $  84,540           $  20,607       $  12,719
           18          78         $  407             $  407            $  89,418           $  18,465       $  10,483
           19          79         $  407             $  407            $  94,296           $  16,497       $   8,395
           20          80         $  407             $  407            $  99,174           $  14,702       $   6,446
           21          81         $  407             $  407            $ 104,052           $  13,075       $   4,627
           22          82         $  407             $  407            $ 108,930           $  11,617       $   2,932
           23          83         $  407             $  407            $ 113,808           $  10,329       $   1,352
           24          84         $  407             $  407            $ 118,686           $   9,218       $       0
           25          85         $  407             $  407            $ 123,564           $   8,242       $       0
           26          86         $  407             $  407            $ 128,442           $   7,361       $       0
           27          87         $  407             $  407            $ 133,320           $   6,569       $       0
           28          88         $  407             $  407            $ 138,198           $   5,859       $       0
           29          89         $  407             $  407            $ 143,076           $   5,225       $       0
           30          90         $  407             $  407            $ 147,954           $   4,660       $       0
           31          91         $  407             $  407            $ 152,832           $   4,159       $       0
           32          92         $  407             $  407            $ 157,710           $   3,714       $       0
           33          93         $  407             $  407            $ 162,588           $   3,320       $       0
           34          94         $  407             $  407            $ 167,466           $   2,970       $       0
           35          95         $  407             $  407            $ 172,344           $   2,659       $       0
           36          96         $  407             $  407            $ 177,222           $   2,380       $       0
           37          97         $  407             $  407            $ 182,100           $   2,129       $       0
           38          98         $  407             $  407            $ 186,978           $   1,901       $       0
           39          99         $  407             $  407            $ 191,856           $   1,693       $       0
           40         100         $  407             $  407            $ 196,734           $   1,501       $       0


                   PAGE 3 OF 5 -- NOT VALID WITHOUT ALL PAGES.

            THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT
                       A REPRESENTATION OF FUTURE RESULTS.
                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.
                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY

      ADJUSTABLE INCOME ANNUITY ILLUSTRATION "A VARIABLE IMMEDIATE ANNUITY"


     PREPARED FOR: Jane M. Doe                  ANNUITIZATION OPTION: Single Life
     DATE OF BIRTH: 06/01/1945  SEX: Female     COMMENCEMENT DATE: 05/01/2005
     STATE: MN                                  INCOME FREQUENCY: Monthly
     SINGLE PAYMENT RECEIVED: $100,000          INITIAL PERIODIC INCOME: $478.24
     FUNDS: Non-Qualified                       GUARANTEED MINIMUM INCOME AT ISSUE: $406.50
     LIFE EXPECTANCY: 24.2 (IRS)             ** ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE:
     PREPARED BY: Minnesota Life                  $3,471
     QUOTATION DATE: 03/30/2005

             MONTHLY ANNUITY INCOME BASED ON 5.90% GROSS (4.50% NET)
                           HYPOTHETICAL RATE OF RETURN

      CONTRACT                  GUARANTEED          PROJECTED          CUMULATIVE        TOTAL ANNUITY
     ANNIVERSARY      AGE     ANNUITY INCOME     ANNUITY INCOME      ANNUITY INCOME          VALUE        CASH VALUE
     -----------      ---     --------------     --------------      --------------      -------------    ----------
     At Issue          60         $  407             $  478            $     478           $  93,022       $  84,724
            1          61         $  407             $  478            $   6,217           $  91,390       $  82,680
            2          62         $  407             $  478            $  11,956           $  89,691       $  80,544
            3          63         $  407             $  478            $  17,695           $  87,923       $  78,312
            4          64         $  407             $  478            $  23,434           $  86,084       $  75,980
            5          65         $  407             $  478            $  29,173           $  84,172       $  73,543
            6          66         $  407             $  478            $  34,912           $  82,186       $  70,996
            7          67         $  407             $  478            $  40,650           $  80,123       $  68,335
            8          68         $  407             $  478            $  46,389           $  77,983       $  65,553
            9          69         $  407             $  478            $  52,128           $  75,763       $  62,647
           10          70         $  407             $  478            $  57,867           $  73,464       $  59,610
           11          71         $  407             $  478            $  63,606           $  71,085       $  56,436
           12          72         $  407             $  478            $  69,345           $  68,627       $  53,119
           13          73         $  407             $  478            $  75,084           $  66,095       $  49,653
           14          74         $  407             $  478            $  80,823           $  63,492       $  46,031
           15          75         $  407             $  478            $  86,561           $  60,825       $  42,246
           16          76         $  407             $  478            $  92,300           $  58,105       $  38,291
           17          77         $  407             $  478            $  98,039           $  55,343       $  34,158
           18          78         $  407             $  478            $ 103,778           $  52,557       $  29,839
           19          79         $  407             $  478            $ 109,517           $  49,768       $  25,325
           20          80         $  407             $  478            $ 115,256           $  47,004       $  20,609
           21          81         $  407             $  478            $ 120,995           $  44,305       $  15,680
           22          82         $  407             $  478            $ 126,734           $  41,720       $  10,529
           23          83         $  407             $  478            $ 132,472           $  39,318       $   5,146
           24          84         $  407             $  478            $ 138,211           $  37,185       $       0
           25          85         $  407             $  478            $ 143,950           $  35,238       $       0
           26          86         $  407             $  478            $ 149,689           $  33,355       $       0
           27          87         $  407             $  478            $ 155,428           $  31,546       $       0
           28          88         $  407             $  478            $ 161,167           $  29,819       $       0
           29          89         $  407             $  478            $ 166,906           $  28,183       $       0
           30          90         $  407             $  478            $ 172,645           $  26,643       $       0
           31          91         $  407             $  478            $ 178,384           $  25,201       $       0
           32          92         $  407             $  478            $ 184,122           $  23,854       $       0
           33          93         $  407             $  478            $ 189,861           $  22,598       $       0
           34          94         $  407             $  478            $ 195,600           $  21,424       $       0
           35          95         $  407             $  478            $ 201,339           $  20,323       $       0
           36          96         $  407             $  478            $ 207,078           $  19,281       $       0
           37          97         $  407             $  478            $ 212,817           $  18,282       $       0
           38          98         $  407             $  478            $ 218,556           $  17,301       $       0
           39          99         $  407             $  478            $ 224,295           $  16,325       $       0
           40         100         $  407             $  478            $ 230,033           $  15,344       $       0


                   PAGE 4 OF 5 -- NOT VALID WITHOUT ALL PAGES.

            THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT
                       A REPRESENTATION OF FUTURE RESULTS.
                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.
                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY

      ADJUSTABLE INCOME ANNUITY ILLUSTRATION "A VARIABLE IMMEDIATE ANNUITY"


     PREPARED FOR: Jane M. Doe                  ANNUITIZATION OPTION: Single Life
     DATE OF BIRTH: 06/01/1945  SEX: Female     COMMENCEMENT DATE: 05/01/2005
     STATE: MN                                  INCOME FREQUENCY: Monthly
     SINGLE PAYMENT RECEIVED: $100,000          INITIAL PERIODIC INCOME: $478.24
     FUNDS: Non-Qualified                       GUARANTEED MINIMUM INCOME AT ISSUE: $406.50
     LIFE EXPECTANCY: 24.2 (IRS)             ** ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE:
     PREPARED BY: Minnesota Life                  $3,471
     QUOTATION DATE: 03/30/2005

            MONTHLY ANNUITY INCOME BASED ON 10.00% GROSS (8.60% NET)
                           HYPOTHETICAL RATE OF RETURN

      CONTRACT                  GUARANTEED          PROJECTED          CUMULATIVE       TOTAL ANNUITY
     ANNIVERSARY      AGE     ANNUITY INCOME     ANNUITY INCOME      ANNUITY INCOME         VALUE          CASH VALUE
     -----------      ---     --------------     --------------      --------------     -------------      ----------
     At Issue          60         $  407            $   478            $     478           $  93,022       $  84,724
            1          61         $  407            $   497            $   6,338           $  94,975       $  85,923
            2          62         $  407            $   517            $  12,428           $  96,867       $  86,988
            3          63         $  407            $   537            $  18,757           $  98,682       $  87,895
            4          64         $  407            $   558            $  25,335           $ 100,409       $  88,623
            5          65         $  407            $   580            $  32,170           $ 102,031       $  89,147
            6          66         $  407            $   602            $  39,274           $ 103,531       $  89,435
            7          67         $  407            $   626            $  46,656           $ 104,893       $  89,461
            8          68         $  407            $   651            $  54,328           $ 106,096       $  89,186
            9          69         $  407            $   676            $  62,301           $ 107,121       $  88,576
           10          70         $  407            $   703            $  70,586           $ 107,945       $  87,589
           11          71         $  407            $   730            $  79,197           $ 108,548       $  86,178
           12          72         $  407            $   759            $  88,146           $ 108,906       $  84,296
           13          73         $  407            $   789            $  97,445           $ 109,003       $  81,888
           14          74         $  407            $   820            $ 107,110           $ 108,818       $  78,893
           15          75         $  407            $   852            $ 117,154           $ 108,338       $  75,247
           16          76         $  407            $   885            $ 127,591           $ 107,553       $  70,878
           17          77         $  407            $   920            $ 138,439           $ 106,460       $  65,708
           18          78         $  407            $   956            $ 149,712           $ 105,067       $  59,651
           19          79         $  407            $   994            $ 161,427           $ 103,394       $  52,614
           20          80         $  407            $ 1,033            $ 173,602           $ 101,484       $  44,495
           21          81         $  407            $ 1,073            $ 186,254           $  99,409       $  35,181
           22          82         $  407            $ 1,115            $ 199,403           $  97,283       $  24,551
           23          83         $  407            $ 1,159            $ 213,068           $  95,277       $  12,471
           24          84         $  407            $ 1,204            $ 227,269           $  93,644       $       0
           25          85         $  407            $ 1,252            $ 242,027           $  92,222       $       0
           26          86         $  407            $ 1,301            $ 257,364           $  90,721       $       0
           27          87         $  407            $ 1,352            $ 273,303           $  89,166       $       0
           28          88         $  407            $ 1,405            $ 289,868           $  87,591       $       0
           29          89         $  407            $ 1,460            $ 307,082           $  86,034       $       0
           30          90         $  407            $ 1,517            $ 324,971           $  84,524       $       0
           31          91         $  407            $ 1,577            $ 343,563           $  83,086       $       0
           32          92         $  407            $ 1,639            $ 362,883           $  81,731       $       0
           33          93         $  407            $ 1,703            $ 382,962           $  80,464       $       0
           34          94         $  407            $ 1,770            $ 403,829           $  79,278       $       0
           35          95         $  407            $ 1,839            $ 425,514           $  78,154       $       0
           36          96         $  407            $ 1,911            $ 448,051           $  77,057       $       0
           37          97         $  407            $ 1,986            $ 471,471           $  75,929       $       0
           38          98         $  407            $ 2,064            $ 495,810           $  74,677       $       0
           39          99         $  407            $ 2,145            $ 521,104           $  73,229       $       0
           40         100         $  407            $ 2,229            $ 547,391           $  71,529       $       0


                   PAGE 5 OF 5 -- NOT VALID WITHOUT ALL PAGES.

            THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT
                       A REPRESENTATION OF FUTURE RESULTS.
                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.
                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY

                             Variable Annuity Account

                         Minnesota Life Insurance Company
                              ("Minnesota Life")
                             400 Robert Street North
                         St. Paul, Minnesota  55101-2098
                           Telephone:   1-800-362-3141

                       Statement of Additional Information

The date of this document and the Prospectus is:  April 29, 2005

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Separate Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141, or writing to us at: 400 Robert Street North, St. Paul, Minnesota 55101-2098.

     General Information and History
     Distribution of Contracts
     Performance Data
     Auditors
     Registration Statement
     Financial Statements

                         GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                            DISTRIBUTION OF CONTRACTS

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of Securian Financial
Services, Inc. ("Securian Financial") or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter of the contracts. Securian Financial Services, Inc. and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., serves as the investment adviser for Variable Annuity Account. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The amounts paid by Minnesota Life to the underwriter for 2004, 2003, and 2002 were $20,482,311, $13,415,829 and $10,463,691 for payments to associated dealers on the sale of variable annuity contracts issued through the Variable Annuity Account. The underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services the underwriter receives a fee of .25% of the average daily net assets of the Index 500 Portfolio of the Fund. Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life.

PERFORMANCE DATA

TOTAL RETURN FIGURES FOR THE SUB-ACCOUNT

Average annual total return figures for one-year, five-year and ten-year periods are presented. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $10,000 to equal the total annuity value of that same investment at the end of the period. The total annuity value will reflect the deduction of the sales and risk charges applicable to the contract. The average annual total return figures published by the Variable Annuity Account will reflect
Minnesota Life's voluntary absorption of certain Fund expenses. For the period from to December 31, 1987 to May 1, 2000, Minnesota Life voluntarily absorbed the fees and expenses that exceeded .55% of the daily net assets of the Index 500 Portfolio. After May 1, 2000, Advantus Capital has agreed to voluntarily absorb fees and expenses of the Index 500 Portfolio on the same basis. There is no specified or minimum period of time during which Advantus Capital has agreed to continue its voluntary absorption of these expenses, and Advantus Capital may in its discretion cease its absorption of expenses at any time. Should Advantus Capital cease absorbing expenses the effect would be to increase substantially Fund expenses and thereby reduce investment return.

The average annual rates of return for the Sub-Account, in connection with the contract described in the Prospectus, for the specified periods ended
December 31, 2004 are shown in the table below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Life or Advantus Capital not absorbed Fund expenses as described above. These figures also assume that the contracts described herein were issued when the underlying Portfolio first became available to the Variable Annuity Account.

                          Year Ended          Five Years          Ten Years
                           12/31/04         Ended 12/31/04     Ended 12/31/04
                         ------------      -----------------    ---------------
Index 500 Sub-Account    3.06     (3.06)   -4.75    (-4.75)    6.77    (6.77)
                        ------    ------   -------   ------   ------   ------

                                    AUDITORS

The financial statements of the Variable Annuity Account and the consolidated financial statements of Minnesota Life included herein have been audited by KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent registered public accounting firm, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. The report dated March 10, 2005 on the consolidated financial statements of Minnesota Life Insurance Company and subsidiaries refers to the adoption, effective January 1, 2004, of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts.

                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contracts. Statements contained in this Statement of Additional Information as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and Contract
    Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the Advantus Bond, Advantus Money Market, Advantus Index 500, Advantus Mortgage Securities, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends, AIM V.I. Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Post-Venture Capital, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid-Cap, Franklin Large Cap Growth Securities, Franklin Mutual Shares Securities, Franklin Small Cap, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus Aspen International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Van Kampen Comstock, Van Kampen Emerging Growth, Van Kampen Growth and Income, Waddell & Reed Balanced, Waddell & Reed Growth, Waddell & Reed International II, Waddell & Reed Small Cap Growth, Waddell & Reed Value, Waddell & Reed Micro-Cap Growth, Waddell & Reed Small Cap Value, Waddell & Reed Core Equity, Waddell & Reed Asset Strategy, Waddell & Reed International, Waddell & Reed Science & Technology, Waddell & Reed Bond, Waddell & Reed Dividend Income, Waddell & Reed High Income, Waddell & Reed Limited-Term Bond, Waddell & Reed Money Market, Waddell & Reed Mortgage Securities and Waddell & Reed Real Estate Securities Segregated Sub-Accounts of Variable Annuity Account (the Account), as of December 31, 2004, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the two years or periods in the period then ended, and the financial highlights for each of the four years or periods in the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2004, were confirmed to us by the respective sub-account mutual fund or, for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Advantus Bond, Advantus Money Market, Advantus Index 500, Advantus Mortgage Securities, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends, AIM V.I. Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Post-Venture Capital, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid-Cap, Franklin Large Cap Growth Securities, Franklin Mutual Shares Securities, Franklin Small Cap, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus Aspen International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Van Kampen Comstock, Van Kampen Emerging Growth, Van Kampen Growth and

Income, Waddell & Reed Balanced, Waddell & Reed Growth, Waddell & Reed International II, Waddell & Reed Small Cap Growth, Waddell & Reed Value, Waddell & Reed Micro-Cap Growth, Waddell & Reed Small Cap Value, Waddell & Reed Core Equity, Waddell & Reed Asset Strategy, Waddell & Reed International, Waddell & Reed Science & Technology, Waddell & Reed Bond, Waddell & Reed Dividend Income, Waddell & Reed High Income, Waddell & Reed Limited-Term Bond, Waddell & Reed Money Market, Waddell & Reed Mortgage Securities and Waddell & Reed Real Estate Securities Segregated Sub-Accounts of Variable Annuity Account at December 31, 2004, and the results of their operations for the year or period then ended, the changes in their net assets for each of the two years or periods in the period then ended, and the financial highlights for each of the four years or periods in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
March 25, 2005

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004

                                                                              SEGREGATED SUB-ACCOUNTS
                                               -------------------------------------------------------------------------------------
                                                                                                ADVANTUS    ADVANTUS
                                                             ADVANTUS    ADVANTUS   ADVANTUS    MATURING    MATURING     ADVANTUS
                                                 ADVANTUS     MONEY       INDEX     MORTGAGE   GOVERNMENT  GOVERNMENT  INTERNATIONAL
                                                   BOND       MARKET        500    SECURITIES   BOND 2006   BOND 2010      BOND
                                               ------------ ---------- ----------- ----------- ----------  ----------  -------------
             ASSETS
Investments in shares of Advantus Series
  Fund, Inc.:
  Bond Portfolio, 109,225,443 shares at
     net asset value of $1.44 per share
     (cost $139,491,717)...................... $157,323,085          -           -           -          -           -            -
  Money Market Portfolio, 34,035,387
     shares at net asset value of $1.00
     per share (cost $34,035,387).............            - 34,035,387           -           -          -           -            -
  Index 500 Portfolio, 71,991,263 shares
     at net asset value of $3.81 per share
     (cost $232,082,646)......................            -          - 274,490,233           -          -           -            -
  Mortgage Securities Portfolio,
     98,153,772 shares at net asset value
     of $1.41 per share (cost $121,172,904)...            -          -           - 138,001,553          -           -            -
  Maturing Government Bond 2006 Portfolio,
     3,969,634 shares at net asset value
     of $1.40 per share (cost $4,968,579).....            -          -           -           -  5,574,482           -            -
  Maturing Government Bond 2010 Portfolio,
     4,190,268 shares at net asset value
     of $1.60 per share (cost $5,944,364).....            -          -           -           -          -   6,710,156            -
  International Bond Portfolio, 33,858,007
     shares at net asset value of $1.46
     per share (cost $35,134,229).............            -          -           -           -          -           -   49,268,412
                                               ------------ ---------- ----------- -----------  ---------  ----------   ----------
                                                157,323,085 34,035,387 274,490,233 138,001,553  5,574,482   6,710,156   49,268,412
Receivable from Minnesota Life
  for contract purchase payments..............       30,052          -           -           -          -         823            -
Receivable for investments sold...............            -    956,157     198,559      27,596        118           -       15,155
                                               ------------ ---------- ----------- -----------  ---------  ----------   ----------
        Total assets..........................  157,353,137 34,991,544 274,688,792 138,029,149  5,574,600   6,710,979   49,283,567
                                               ------------ ---------- ----------- -----------  ---------  ----------   ----------

             LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges...............            -    956,220     198,682      27,706        118           -       15,155
Payable for investments purchased.............       30,320          -           -           -          -         823            -
                                               ------------ ---------- ----------- -----------  ---------  ----------   ----------
        Total liabilities.....................       30,320    956,220     198,682      27,706        118         823       15,155
                                               ------------ ---------- ----------- -----------  ---------  ----------   ----------
        Net assets applicable to Contract
          owners.............................. $157,322,817 34,035,324 274,490,110 138,001,443  5,574,482   6,710,156   49,268,412
                                               ============ ========== =========== =========== ==========  ==========   ==========

             CONTRACT OWNERS' EQUITY
Contracts in accumulation period.............. $155,153,399 33,977,157 192,256,364 135,762,207  5,313,984   6,432,288   48,965,160
Contracts in annuity payment period (note 2)      2,169,418     58,167  82,233,746   2,239,236    260,498     277,868      303,252
                                               ------------ ---------- ----------- -----------  ---------  ----------   ----------
        Total Contract Owners' Equity
          (notes 5 and 6)..................... $157,322,817 34,035,324 274,490,110 138,001,443  5,574,482   6,710,156   49,268,412
                                               ============ ========== =========== ===========  =========  ==========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004

                                                                              SEGREGATED SUB-ACCOUNTS
                                                 ---------------------------------------------------------------------------------
                                                                                                 AIM V.I.                 AMERICAN
                                                   ADVANTUS    ADVANTUS    AIM V.I.                DENT       AIM V.I.     CENTURY
                                                  INDEX 400   REAL ESTATE AGGRESSIVE  AIM V.I.  DEMOGRAPHIC   PREMIER      INCOME
                                                   MID-CAP    SECURITIES    GROWTH    BALANCED    TRENDS       EQUITY    AND GROWTH
                                                 ------------ ----------- ---------- ---------- -----------   --------   ----------
               ASSETS
Investments in shares of Advantus Series
  Fund, Inc.:
  Index 400 Mid-Cap Portfolio, 24,406,472
     shares at net asset value of $1.50
     per share (cost $29,355,501)..............  $ 36,571,488          -           -          -          -           -            -
  Real Estate Securities Portfolio,
     33,245,530 shares at net asset value
     of $1.97 per share (cost $42,919,399).....             - 65,607,560           -          -          -           -            -
Investments in shares of the AIM Variable
  Insurance Funds:
  Aggressive Growth Fund, 131,820 shares at
     net asset value of $11.76 per share
     (cost $1,325,749).........................             -          -   1,550,209          -          -           -            -
  Balanced Fund, 201,821 shares at net asset
     value of $10.53 per share
     (cost $1,943,307).........................             -          -           -  2,125,173          -           -            -
  Dent Demographic Trends Fund, 133,410
     shares at net asset value of $5.60 per
     share (cost $655,550).....................             -          -           -          -    747,094           -            -
  Premier Equity Fund, 27,409 shares at net
     asset value of $21.18 per share
     (cost $504,276)...........................             -          -           -          -          -     580,519            -
Investments in shares of the American
  Century Variable Portfolios, Inc.:
  Income and Growth Fund, 577,516 shares at
     net asset value of $7.30 per share
     (cost $3,630,283).........................             -          -           -          -          -           -    4,215,867
                                                 ------------ ----------   ---------  ---------    -------     -------    ---------
                                                   36,571,488 65,607,560   1,550,209  2,125,173    747,094     580,519    4,215,867
Receivable from Minnesota Life for contract
  purchase payments............................        48,697     46,284           -      3,436          -          50        8,888
Receivable for investments sold................             -          -          59          -         33           -            -
                                                 ------------ ----------   ---------  ---------    -------     -------    ---------
        Total assets...........................    36,620,185 65,653,844   1,550,268  2,128,609    747,127     580,569    4,224,755
                                                 ------------ ----------   ---------  ---------    -------     -------    ---------

             LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges................             -          -          64          -         35           -            -
Payable for investments purchased..............        48,792     46,446           -      3,448          -          52        8,916
                                                 ------------ ----------   ---------  ---------    -------     -------    ---------
        Total liabilities......................        48,792     46,446          64      3,448         35          52        8,916
                                                 ------------ ----------   ---------  ---------    -------     -------    ---------
        Net assets applicable to Contract
          owners...............................  $ 36,571,393 65,607,398   1,550,204  2,125,161    747,092     580,517    4,215,839
                                                 ============ ==========   =========  =========    =======     -------    ---------

             CONTRACT OWNERS' EQUITY
Contracts in accumulation period...............  $ 36,173,740 64,752,961   1,550,204  2,125,161    747,092     580,517    4,215,839
Contracts in annuity payment period (note 2)...       397,653    854,437           -          -          -           -            -
                                                 ------------ ----------   ---------  ---------    -------     -------    ---------
        Total Contract Owners' Equity
          (notes 5 and 6)......................  $ 36,571,393 65,607,398   1,550,204  2,125,161    747,092     580,517    4,215,839
                                                 ============ ==========   =========  =========    =======     =======    =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004

                                                                           SEGREGATED SUB-ACCOUNTS
                                              --------------------------------------------------------------------------------------
                                                                    CREDIT SUISSE                                          FRANKLIN
                                               AMERICAN    AMERICAN    GLOBAL                                             LARGE CAP
                                                CENTURY    CENTURY  POST-VENTURE  FIDELITY VIP FIDELITY VIP  FIDELITY VIP   GROWTH
                                                 ULTRA      VALUE      CAPITAL     CONTRAFUND  EQUITY-INCOME    MID-CAP   SECURITIES
                                              ----------- --------- ------------- ------------ ------------- -----------  ----------
               ASSETS
Investments in shares of the American
  Century Variable Portfolios, Inc.:
  Ultra Fund, 3,738,340 shares at net asset
     value of $10.13 per share (cost
     $33,570,764)............................ $37,869,381         -           -            -              -            -          -
  Value Fund, 907,999 shares at net asset
     value of $8.74 per share (cost
     $6,999,886)...........................             - 7,935,910           -            -              -            -          -
Investments in shares of the Credit Suisse
  Trust:
  Global Post-Venture Capital Portfolio,
     223,627 shares at net asset value
     of $11.15 per share (cost $2,101,529)...           -         -   2,493,440            -              -            -          -
Investments in shares of the Fidelity
  Variable Insurance Products Fund:
  Contrafund Portfolio, 1,740,758 shares at
     net asset value of $26.35 per share
     (cost $38,294,446)......................           -         -           -   45,868,975              -            -          -
  Equity-Income Portfolio, 3,669,622 shares
     at net asset value of $25.09 per share
     (cost $79,221,678)......................           -         -           -            -     92,070,816            -          -
  Mid-Cap Portfolio, 1,583,666 shares at
     net asset value of $29.88 per share
     (cost $32,832,297)......................           -         -           -            -              -   47,319,954          -
Investments in shares of the Franklin
  Templeton Variable Insurance Products Fund:
  Large Cap Growth Securities Fund, 203,353
     shares at net asset value of $14.90
     per share (cost $2,825,593).............           -         -           -            -              -            -  3,029,961
                                              ----------- ---------   ---------   ----------     ----------   ----------  ---------
                                               37,869,381 7,935,910   2,493,440   45,868,975     92,070,816   47,319,954  3,029,961
Receivable from Minnesota Life for contract
  purchase payments..........................     115,177    19,415       6,395      230,508        123,034       19,969          -
Receivable for investments sold..............           -         -           -            -              -            -          8
                                              ----------- ---------   ---------   ----------     ----------   ----------  ---------
        Total assets.........................  37,984,558 7,955,325   2,499,835   46,099,483     92,193,850   47,339,923  3,029,969
                                              ----------- ---------   ---------   ----------     ----------   ----------  ---------

              LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges..............           -         -           -            -              -            -         24
Payable for investments purchased............     115,430    19,458       6,395      230,580        123,392       20,055          -
                                              ----------- ---------   ---------   ----------     ----------   ----------  ---------
        Total liabilities....................     115,430    19,458       6,395      230,580        123,392       20,055         24
                                              ----------- ---------   ---------   ----------     ----------   ----------  ---------
        Net assets applicable to Contract
          owners............................. $37,869,128 7,935,867   2,493,440   45,868,903     92,070,458   47,319,868  3,029,945
                                              =========== =========   =========   ==========     ==========   ==========  =========

       CONTRACT OWNERS' EQUITY
Contracts in accumulation period............. $37,301,326 7,935,867   2,493,440   45,621,887     91,105,899   46,893,566  3,029,945
Contracts in annuity payment period
  (note 2)...................................     567,802         -           -      247,016        964,559      426,302          -
                                              ----------- ---------   ---------   ----------     ----------   ----------  ---------
        Total Contract Owners' Equity
          (notes 5 and 6).................... $37,869,128 7,935,867   2,493,440   45,868,903     92,070,458   47,319,868  3,029,945
                                              =========== =========   =========   ==========     ==========   ==========  =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004

                                                                           SEGREGATED SUB-ACCOUNTS
                                              --------------------------------------------------------------------------------------
                                                                        TEMPLETON                                          JANUS
                                                 FRANKLIN              DEVELOPING  TEMPLETON     JANUS       JANUS         ASPEN
                                              MUTUAL SHARES  FRANKLIN   MARKETS   GLOBAL ASSET   ASPEN   ASPEN CAPITAL INTERNATIONAL
                                                SECURITIES   SMALL CAP SECURITIES  ALLOCATION   BALANCED  APPRECIATION     GROWTH
                                              ------------  ---------- ---------- ------------ --------- ------------- -----------
             ASSETS
Investments in shares of the Franklin
  Templeton Variable Insurance Products Fund:
  Mutual Shares Securities Fund, 363,178
     shares at net asset value of $16.64
     per share (cost $5,259,107).............   $6,043,278           -          -          -           -           -             -
  Small Cap Fund, 877,011 shares at net
     asset value of $19.43 per share
     (cost $14,673,794)......................            -  17,040,325          -          -           -           -             -
  Developing Markets Securities Fund,
     2,133,926 shares at net asset value
     of $8.67 per share (cost $14,101,434)...            -           - 18,501,141          -           -           -             -
  Global Asset Allocation Fund, 368,531
     shares at net asset value
     of $20.95 per share (cost $6,186,030)...            -           -          -  7,720,719           -           -             -
Investments in shares of the Janus Aspen
  Series:
  Balanced Portfolio, 135,695 shares at net
     asset value of $25.24 per share
     (cost $3,145,653).......................            -           -          -          -   3,424,954           -             -
  Capital Appreciation Portfolio, 862,459
     shares at net asset value of $24.39
     per share (cost $22,574,943)............            -           -          -          -           -  21,035,378             -
  International Growth Portfolio, 802,968
     shares at net asset value of $26.94
     per share (cost $22,597,809)............            -           -          -          -           -           -    21,631,949
                                                ----------  ---------- ----------  ---------   ---------  ----------    ----------
                                                 6,043,278  17,040,325 18,501,141  7,720,719   3,424,954  21,035,378    21,631,949
Receivable from Minnesota Life for contract
purchase payments............................        2,690         984     15,434          -           -           -       928,120
Receivable for investments sold..............            -           -          -     23,717         141      14,233             -
                                                ----------  ---------- ----------  ---------   ---------  ----------    ----------
        Total assets.........................    6,045,968  17,041,309 18,516,575  7,744,436   3,425,095  21,049,611    22,560,069
                                                ----------  ---------- ----------  ---------   ---------  ----------    ----------

                    LIABILITIES
Payable to Minnesota Life for contract
terminations, withdrawal payments and
mortality and expense charges................            -           -          -     23,717         153      14,250             -
Payable for investments purchased............        2,719       1,014     15,465          -           -           -       928,155
                                                ----------  ---------- ----------  ---------   ---------  ----------    ----------
        Total liabilities....................        2,719       1,014     15,465     23,717         153      14,250       928,155
                                                ----------  ---------- ----------  ---------   ---------  ----------    ----------
        Net assets applicable to Contract
        owners...............................   $6,043,249  17,040,295 18,501,110  7,720,719   3,424,942  21,035,361    21,631,914
                                                ==========  ========== ==========  =========   =========  ==========    ==========

            CONTRACT OWNERS' EQUITY
Contracts in accumulation period.............   $6,043,249  16,963,509 18,162,392  7,671,991   3,424,942  20,902,761    21,500,472
Contracts in annuity payment period
(note 2).....................................            -      76,786    338,718     48,728           -     132,600       131,442
                                                ----------  ---------- ----------  ---------   ---------  ----------    ----------
        Total Contract Owners' Equity
        (notes 5 and 6).....................    $6,043,249  17,040,295 18,501,110  7,720,719   3,424,942  21,035,361    21,631,914
                                                ==========  ========== ==========  =========   =========  ==========    ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2004

                                                                            SEGREGATED SUB-ACCOUNTS
                                                ------------ --------- -----------------------------------------------------------
                                                    MFS         MFS       MFS                OPPENHEIMER              OPPENHEIMER
                                                 INVESTORS    MID CAP     NEW        MFS      CAPITAL    OPPENHEIMER INTERNATIONAL
                                                GROWTH STOCK  GROWTH   DISCOVERY    VALUE   APPRECIATION HIGH INCOME    GROWTH
                                                ------------ --------- ---------- --------- ------------ ----------- -------------
                   ASSETS
Investments in shares of the MFS
 Variable Insurance Trust:
   Investors Growth Stock Series, 153,639
     shares at net asset value
     of $9.34 per share (cost $1,277,787).....  $  1,434,986         -          -         -            -           -             -
   Mid Cap Growth Series, 230,360
     shares at net asset value
     of $7.00 per share (cost $1,479,452).....             - 1,612,520          -         -            -           -             -
   New Discovery Series, 790,975
     shares at net asset value
     of $14.71 per share (cost $10,884,488)...             -         - 11,635,238         -            -           -             -
   Value Series, 318,642
     shares at net asset value
     of $12.07 per share (cost $3,230,629)....             -         -          - 3,846,004            -           -             -
Investments in shares of the
 Oppenheimer Variable Account Funds:
   Capital Appreciation Fund, 129,765
     shares at net asset value
     of $36.73 per share (cost $4,297,176)....             -         -          -         -    4,766,250           -             -
   High Income Fund, 1,940,649
     shares at net asset value
     of $8.76 per share (cost $16,236,883)....             -         -          -         -            -  17,000,083             -
Investments in shares of the
 Panorama Series Funds, Inc.:
   International Growth, 3,661,049
     shares at net asset value
     of $1.34 per share (cost $4,246,111).....             -         -          -         -            -           -     4,905,806
                                                ------------ --------- ---------- --------- ------------ ----------- -------------
                                                   1,434,986 1,612,520 11,635,238 3,846,004    4,766,250  17,000,083     4,905,806
Receivable from Minnesota Life
 for contract purchase payments...............             -         -     27,773     8,214        1,998      38,577             -
Receivable for investments sold...............             8        62          -         -            -           -           145
                                                ------------ --------- ---------- --------- ------------ ----------- -------------
         Total assets.........................     1,434,994 1,612,582 11,663,011 3,854,218    4,768,248  17,038,660     4,905,951
                                                ------------ --------- ---------- --------- ------------ ----------- -------------

                  LIABILITIES
Payable to Minnesota Life for contract
 terminations, withdrawal payments and
mortality and expense charges.................            13        67          -         -            -           -           170
Payable for investments purchased.............             -         -     27,848     8,229        2,013      38,686             -
                                                ------------ --------- ---------- --------- ------------ ----------- -------------
         Total liabilities....................            13        67     27,848     8,229        2,013      38,686           170
                                                ------------ --------- ---------- --------- ------------ ----------- -------------
         Net assets applicable to
           Contract owners....................  $  1,434,981 1,612,515 11,635,163 3,845,989    4,766,235  16,999,974     4,905,781
                                                ============ ========= ========== ========= ============ =========== =============

          CONTRACT OWNERS' EQUITY
Contracts in accumulation period..............  $  1,434,981 1,612,515 11,490,492 3,845,989    4,766,235  16,612,658     4,905,781
Contracts in annuity payment
   period (note 2)............................             -         -    144,671         -            -     387,316             -
                                                ------------ --------- ---------- --------- ------------ ----------- -------------
         Total Contract Owners'
           Equity (notes 5 and 6).............  $  1,434,981 1,612,515 11,635,163 3,845,989    4,766,235  16,999,974     4,905,781
                                                ============ ========= ========== ========= ============ =========== =============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004

                                                                               SEGREGATED SUB-ACCOUNTS
                                                 -----------------------------------------------------------------------------------
                                                  PUTNAM VT    PUTNAM VT     PUTNAM VT   PUTNAM VT                       VAN KAMPEN
                                                 GROWTH AND  INTERNATIONAL      NEW         NEW    PUTNAM VT  VAN KAMPEN  EMERGING
                                                   INCOME       GROWTH     OPPORTUNITIES   VALUE    VOYAGER   COMSTOCK     GROWTH
                                                 ----------- ------------- ------------- --------- --------- ----------- -----------
                    ASSETS
Investments in shares of the Putnam
      Variable Trust:
    Putnam Growth and Income Fund, 72,804
      shares at net asset value
      of $25.44 per share (cost $1,566,081)..... $ 1,852,142           -            -            -        -           -           -
    International Growth Fund, 787,292
      shares at net asset value
      of $14.71 per share (cost $9,695,479).....           -  11,581,061            -            -        -           -           -
    New Opportunities Fund, 21,532 shares
      at net asset value
      of $16.80 per share (cost $312,132).......           -           -      361,738            -        -           -           -
    New Value Fund, 135,327 shares at net
       asset value of $16.33 per share
       (cost $1,872,983)........................           -           -            -    2,209,882        -           -           -
    Voyager Fund, 33,043 shares at net
      asset value of $27.20 per share
      (cost $809,722)...........................           -           -            -            -  898,773           -           -
Investments in shares of the Van Kampen Funds:
    Comstock Fund, 328,025 shares at
      net asset value of $13.69 per share
      (cost $3,859,576).........................           -           -            -            -        -   4,490,666           -
    Emerging Growth Fund, 9,841 shares
      at net asset value of $25.84 per share
      (cost $238,281)...........................           -           -            -            -        -           -     254,304
                                                 -----------  ----------      -------    ---------  -------   ---------     -------
                                                   1,852,142  11,581,061      361,738    2,209,882  898,773   4,490,666     254,304
Receivable from Minnesota Life for contract
  purchase payments.............................          79       3,401            -          265    1,340      44,492           -
Receivable for investments sold.................           -           -            7            -        -           -           9
                                                 -----------  ----------      -------    ---------  -------   ---------     -------
        Total assets............................   1,852,221  11,584,462      361,745    2,210,147  900,113   4,535,158     254,313
                                                 -----------  ----------      -------    ---------  -------   ---------     -------

                LIABILITIES
Payable to Minnesota Life for contract
terminations, withdrawal payments and
mortality and expense charges...................           -           -            9            -        -           -          10
Payable for investments purchased...............          86       3,467            -          277    1,344      44,527           -
                                                 -----------  ----------      -------    ---------  -------   ---------     -------
        Total liabilities.......................          86       3,467            9          277    1,344      44,527          10
                                                 -----------  ----------      -------    ---------  -------   ---------     -------
        Net assets applicable to Contract owners $ 1,852,135  11,580,995      361,736    2,209,870  898,769   4,490,631     254,303
                                                 ===========  ==========      =======    =========  =======   =========     =======

         CONTRACT OWNERS' EQUITY
Contracts in accumulation period................ $ 1,852,135  11,580,995      361,736    2,209,870  898,769   4,490,631     254,303
Contracts in annuity payment period (note 2)....           -           -            -            -        -           -           -
                                                 -----------  ----------      -------    ---------  -------   ---------     -------
        Total Contract Owners' Equity
         (notes 5 and 6)                         $ 1,852,135  11,580,995      361,736    2,209,870  898,769   4,490,631     254,303
                                                 ===========  ==========      =======    =========  =======   =========     =======

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004

                                                                              SEGREGATED SUB-ACCOUNTS
                                              --------------------------------------------------------------------------------------
                                                                                       WADDELL      WADDELL                 WADDELL
                                               VAN KAMPEN     WADDELL     WADDELL      & REED       & REED      WADDELL     & REED
                                               GROWTH AND     & REED      & REED    INTERNATIONAL  SMALL CAP    & REED     MICRO-CAP
                                                 INCOME      BALANCED     GROWTH         II         GROWTH       VALUE      GROWTH
                                              ------------  ----------- ----------- ------------- ----------  ----------  ----------
                   ASSETS
Investments in shares of the Van
  Kampen Funds:
    Growth and Income Fund, 51,746 shares
    at net asset value of $19.29 per share
    (cost $871,010).......................... $    998,175            -           -            -           -           -           -
Investments in shares of the Waddell & Reed
  Target Funds, Inc.:
  Balanced Portfolio, 29,742,507 shares
    at net asset value of $7.68 per share
    (cost $238,018,840)......................            -  228,371,891           -            -           -           -           -
  Growth Portfolio, 20,966,587
    shares at net asset value of $8.37
    per share (cost $199,991,378)............            -            - 175,549,042            -           -           -           -
  International II Portfolio,
    9,226,822 shares at net asset value
    of $19.17 per share (cost $141,730,857)..            -            -           -  176,860,656           -           -           -
  Small Cap Growth Portfolio, 8,659,892
    shares at net asset value of $9.68
    per share (cost $91,106,334).............            -            -           -            -  83,836,418           -           -
  Value Portfolio, 11,912,323
    shares at net asset value of $6.22
    per share (cost $66,281,284).............            -            -           -            -           -  74,124,428           -
  Micro-Cap Growth Portfolio, 1,275,765
    shares at net asset value of $14.80
    per share (cost $19,336,743).............            -            -           -            -           -           -  18,880,306
                                              ------------  ----------- -----------  -----------  ----------  ----------  ----------
                                                   998,175  228,371,891 175,549,042  176,860,656  83,836,418  74,124,428  18,880,306
Receivable from Minnesota Life for
  contract purchase payments.................            -            -           -       93,759      57,449     113,010           -
Receivable for investments sold..............           39       39,589      73,927            -           -           -      20,965
                                              ------------  ----------- -----------  -----------  ----------  ----------  ----------
        Total assets.........................      998,214  228,411,480 175,622,969  176,954,415  83,893,867  74,237,438  18,901,271
                                              ------------  ----------- -----------  -----------  ----------  ----------  ----------

             LIABILITIES

Payable to Minnesota Life for contract
terminations, withdrawal payments and
mortality and expense charges................           45       39,676      74,045            -           -           -      20,998
Payable for investments purchased............            -            -           -       94,017      57,519     113,087           -
                                              ------------  ----------- -----------  -----------  ----------  ----------  ----------
         Total liabilities...................           45       39,676      74,045       94,017      57,519     113,087      20,998
                                              ------------  ----------- -----------  -----------  ----------  ----------  ----------
         Net assets applicable to
           Contract owners................... $    998,169  228,371,804 175,548,924  176,860,398  83,836,348  74,124,351  18,880,273
                                              ============  =========== ===========  ===========  ==========  ==========  ==========

       CONTRACT OWNERS' EQUITY

Contracts in accumulation period............. $    998,169  223,879,635 173,469,811  174,949,398  82,681,954  73,129,782  18,712,567
Contracts in annuity payment
  period (note 2)............................            -    4,492,169   2,079,111    1,911,000   1,154,394     994,569     167,706
                                              ------------  ----------- -----------  ------------ ----------  ----------  ----------
          Total Contract Owners' Equity
            (notes 5 and 6).................. $    998,169  228,371,804 175,548,922  176,860,398  83,836,348  74,124,351  18,880,273
                                              ============  =========== ===========  ===========  ==========  ==========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                                      SEGREGATED SUB-ACCOUNTS
                                    ------------------------------------------------------------------------------------------------
                                    WADDELL & REED   WADDELL   WADDELL & REED                WADDELL & REED  WADDELL  WADDELL & REED
                                      SMALL CAP      & REED        ASSET      WADDELL & REED    SCIENCE &    & REED      DIVIDEND
                                        VALUE      CORE EQUITY    STRATEGY    INTERNATIONAL    TECHNOLOGY     BOND        INCOME
                                    -------------- ----------- -------------- -------------- -------------- --------- --------------
              ASSETS
Investments in shares of the
 Waddell & Reed Target Funds,
 Inc.:
  Small Cap Value Portfolio,
   2,993,417 shares at net asset
   value of $16.63 per share
   (cost $39,327,067).............. $   49,789,208           -           -              -              -            -            -
  Core Equity Portfolio,
   1,207,995 shares at net asset
   value of $10.24 per share
   (cost $12,957,924)..............              -  12,366,125           -              -              -            -            -
  Asset Strategy Portfolio,
   673,044 shares at net asset
   value of $7.69 per share
   (cost $4,838,826)...............              -           -   5,177,458              -              -            -            -
  International Portfolio,
   623,830 shares at net asset
   value of $6.65 per share
   (cost $3,747,191)...............              -           -           -      4,150,587              -            -            -
  Science & Technology
   Portfolio, 406,126 shares at
   net asset value of $14.40 per
   share (cost $5,259,370).........              -           -           -              -      5,848,782            -            -
  Bond Portfolio, 381,035 shares
   at net asset value of $5.48
   per share (cost $2,183,949).....              -           -           -              -              -    2,086,625            -
  Dividend Income Portfolio,
   348,099 shares at net asset
   value of $5.46 per share
   (cost $1,793,587)...............              -           -           -              -              -            -    1,902,187
                                    --------------  ----------   ---------      ---------      ---------    ---------    ---------
                                        49,789,208  12,366,125   5,177,458      4,150,587      5,848,782    2,086,625    1,902,187
Receivable from Minnesota Life
 for contract purchase payments....        121,014      57,132     122,896         44,722         64,285        5,500       25,999

Receivable for investments sold....              -           -           -              -              -            -            -
                                    --------------  ----------   ---------      ---------      ---------    ---------    ---------
      Total assets.................     49,910,222  12,423,257   5,300,354      4,195,309      5,913,067    2,092,125    1,928,186
                                    --------------  ----------   ---------      ---------      ---------    ---------    ---------

          LIABILITIES
Payable to Minnesota Life for
 contract terminations,
 withdrawal payments and
 mortality and expense charges.....              -           -           -              -              -            -            -

Payable for investments
  purchased........................        121,130      57,156     122,938         44,757         64,341        5,525       26,023
                                    --------------  ----------   ---------      ---------      ---------    ---------    ---------
      Total liabilities............        121,130      57,156     122,938         44,757         64,341        5,525       26,023
                                    --------------  ----------   ---------      ---------      ---------    ---------    ---------
      Net assets applicable to
       Contract owners............. $   49,789,092  12,366,101   5,177,416      4,150,552      5,848,726    2,086,600    1,902,163
                                    ==============  ==========   =========      =========      =========    =========    =========

     CONTRACT OWNERS' EQUITY
Contracts in accumulation period... $   49,125,125  12,018,371   5,177,416      4,143,156      5,848,726    2,086,600    1,902,163
Contracts in annuity payment
  period (note 2)..................        663,967     347,730           -          7,396              -            -            -
                                    --------------  ----------   ---------      ---------      ---------    ---------    ---------
      Total Contract Owners'
       Equity (notes 5 and 6)...... $   49,789,092  12,366,101   5,177,416      4,150,552      5,848,726    2,086,600    1,902,163
                                    ==============  ==========   =========      =========      =========    =========    =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                             -----------------------------------------------------------------
                                                               WADDELL       WADDELL       WADDELL     WADDELL       WADDELL
                                                               & REED        & REED        & REED      & REED        & REED
                                                                HIGH       LIMITED-TERM    MONEY       MORTGAGE    REAL ESTATE
                                                               INCOME         BOND         MARKET     SECURITIES   SECURITIES
                                                             -----------   ------------   ---------   ----------   -----------
                         ASSETS
Investments in shares of the Waddell & Reed Target
 Funds, Inc.:
  High Income Portfolio, 1,182,348 shares at net
     asset value of $3.43 per share (cost $4,192,644).....   $ 4,052,617              -           -            -             -
  Limited-Term Bond Portfolio, 131,108 shares at net
     asset value of $5.56 per share (cost $746,306).......             -        728,871           -            -             -
  Money Market Portfolio, 1,207,921 shares at net
     asset value of $1.00 per share (cost $1,207,921).....             -              -   1,207,921            -             -
  Mortgage Securities Portfolio, 3,378,439
     shares at net asset value of $5.08 per share
     (cost $16,958,114)...................................             -              -           -   17,159,432             -
  Real Estate Securities Portfolio, 1,464,770 shares
     at net asset value of $6.52 per share (cost
     $7,769,027)..........................................             -              -           -            -     9,546,784
                                                             -----------   ------------   ---------   ----------   -----------

                                                               4,052,617        728,871   1,207,921   17,159,432     9,546,784
Receivable from Minnesota Life for contract
  purchase payments.......................................        53,428         32,089           -       36,718        75,493

Receivable for investments sold...........................             -              -         125            -             -
                                                             -----------   ------------   ---------   ----------   -----------
     Total assets.........................................     4,106,045        760,960   1,208,046   17,196,150     9,622,277
                                                             -----------   ------------   ---------   ----------   -----------

                             LIABILITIES
Payable to Minnesota Life for contract terminations,
  withdrawal payments and mortality and expense
  charges.................................................             -              -         126            -             -

Payable for investments purchased.........................        53,476         32,096           -       36,732        75,525
                                                             -----------   ------------   ---------   ----------   -----------
     Total liabilities....................................        53,476         32,096         126       36,732        75,525
                                                             -----------   ------------   ---------   ----------   -----------
     Net assets applicable to Contract owners.............   $ 4,052,569        728,864   1,207,920   17,159,418     9,546,752
                                                             ===========   ============   =========   ==========   ===========

                      CONTRACT OWNERS' EQUITY
Contracts in accumulation period..........................   $ 4,052,569        728,864   1,207,920   17,159,418     9,546,752
Contracts in annuity payment period (note 2)..............             -              -           -            -             -
                                                             -----------   ------------   ---------   ----------   -----------
     Total Contract Owners' Equity (notes 5 and 6)........   $ 4,052,569        728,864   1,207,920   17,159,418     9,546,752
                                                             ===========   ============   =========   ==========   ===========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004

                                                                        SEGREGATED SUB-ACCOUNTS
                                     ---------------------------------------------------------------------------------------------
                                                                                             ADVANTUS    ADVANTUS
                                                       ADVANTUS     ADVANTUS    ADVANTUS     MATURING    MATURING       ADVANTUS
                                        ADVANTUS        MONEY        INDEX      MORTGAGE    GOVERNMENT  GOVERNMENT   INTERNATIONAL
                                          BOND          MARKET        500      SECURITIES   BOND 2006    BOND 2010       BOND
                                     --------------  -----------  -----------  -----------  ----------  ----------   -------------
Investment income (loss):
   Investment income distributions
    from underlying mutual fund
    (note 4).......................  $            -      277,394            -            -           -           -               -
   Mortality and expense charges
    (note 3).......................      (1,945,548)    (475,369)  (2,885,733)  (1,834,573)    (96,908)    (90,095)       (609,706)
                                     --------------  -----------  -----------  -----------  ----------  ----------   -------------
     Investment income (loss)
      - net........................      (1,945,548)    (197,975)  (2,885,733)  (1,834,573)    (96,908)    (90,095)       (609,706)
                                     --------------  -----------  -----------  -----------  ----------  ----------   -------------

Realized and unrealized gains
 (losses) on investments - net:
   Realized gain distributions
    from underlying mutual fund....               -            -            -            -           -           -               -
                                     --------------  -----------  -----------  -----------  ----------  ----------   -------------

   Realized gains (losses) on
    sales of investments:
     Proceeds from sales...........      27,008,309   46,582,337   34,137,802   34,487,458   4,496,571   1,630,846      13,816,595
     Cost of investments sold......     (23,857,087) (46,582,337) (30,853,129) (30,561,247) (3,971,078) (1,417,074)    (10,766,325)
                                     --------------  -----------  -----------  -----------  ----------  ----------   -------------
                                          3,151,222            -    3,284,673    3,926,211     525,493     213,772       3,050,270
                                     --------------  -----------  -----------  -----------  ----------  ----------   -------------
     Net realized gains (losses)
      on investments...............       3,151,222            -    3,284,673    3,926,211     525,493     213,772       3,050,270
                                     --------------  -----------  -----------  -----------  ----------  ----------   -------------

   Net change in unrealized
    appreciation or depreciation
    of investments.................       4,166,128            -   22,648,527    2,689,082    (498,087)     12,181       1,771,102
                                     --------------  -----------  -----------  -----------  ----------  ----------   -------------

     Net gains (losses) on
      investments..................       7,317,350            -   25,933,200    6,615,293      27,406     225,953       4,821,372
                                     --------------  -----------  -----------  -----------  ----------  ----------   -------------

     Net increase (decrease) in
      net assets resulting from
      operations...................  $    5,371,802     (197,975)  23,047,467    4,780,720     (69,502)    135,858       4,211,666
                                     ==============  ===========  ===========  ===========  ==========  ==========   =============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                  -------------------------------------------------------------------------------
                                                                                                   AIM V.I.            AMERICAN
                                                    ADVANTUS     ADVANTUS    AIM V.I.               DENT      AIM V.I. CENTURY
                                                    INDEX 400  REAL ESTATE  AGGRESSIVE AIM V.I.  DEMOGRAPHIC  PREMIER   INCOME
                                                     MID-CAP    SECURITIES    GROWTH   BALANCED    TRENDS     EQUITY   AND GROWTH
                                                  ------------ ------------ ---------- --------  ----------- --------- ----------
Investment income (loss):
    Investment income distributions
      from underlying mutual fund (note 4) ....   $         -            -          -    27,702           -     1,789    34,537
    Mortality and expense charges (note 3) ....      (395,143)    (656,795)   (16,624)  (25,873)     (8,834)   (7,493)  (49,035)
                                                  -----------  -----------  ---------  --------  ----------  --------  --------
        Investment income (loss) - net ........      (395,143)    (656,795)   (16,624)    1,829      (8,834)   (5,704)  (14,498)
                                                  -----------  -----------  ---------  --------  ----------  --------  --------

Realized and unrealized gains
    (losses) on investments - net:
    Realized gain distributions from
        underlying mutual fund ................             -            -          -         -           -         -         -
                                                  -----------  -----------  ---------  --------  ----------  --------  --------

    Realized gains (losses) on sales of
        investments:
        Proceeds from sales ...................     6,687,306   15,229,949     99,221   473,358     108,801   144,823   380,333
        Cost of investments sold ..............    (5,507,740) (10,117,430)   (81,089) (476,346)    (92,611) (120,304) (316,584)
                                                  -----------  -----------  ---------  --------  ----------  --------  --------
                                                    1,179,566    5,112,519     18,132    (2,988)     16,190    24,519    63,749
                                                  -----------  -----------  ---------  --------  ----------  --------  --------
        Net realized gains (losses) on
           investments.........................     1,179,566    5,112,519     18,132    (2,988)     16,190    24,519    63,749
                                                  -----------  -----------  ---------  --------  ----------  --------  --------

    Net change in unrealized appreciation
        or depreciation of investments ........     3,577,023   10,596,017    132,268   110,022      37,005     4,085   323,571
                                                  -----------  -----------  ---------  --------  ----------  --------  --------

        Net gains (losses) on investments .....     4,756,589   15,708,536    150,400   107,034      53,195    28,604   387,320
                                                  -----------  -----------  ---------  --------  ----------  --------  --------

        Net increase (decrease) in net
           assets resulting from operations ...   $ 4,361,446   15,051,741    133,776   108,863      44,361    22,900   372,822
                                                  ===========  ===========  =========  ========  ==========  ========  ========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004

                                                                            SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                                                     CREDIT SUISSE                FIDELITY                FRANKLIN
                                             AMERICAN     AMERICAN      GLOBAL       FIDELITY       VIP       FIDELITY   LARGE CAP
                                             CENTURY      CENTURY    POST-VENTURE      VIP         EQUITY        VIP       GROWTH
                                              ULTRA        VALUE        CAPITAL     CONTRAFUND    -INCOME      MID-CAP   SECURITIES
                                           ------------  ----------  -------------  -----------  ----------  ----------  ----------
Investment income (loss):
  Investment income distributions from
   underlying mutual fund (note 4)........ $          -      29,672              -       74,836     851,808           -       8,750
  Mortality and expense charges
   (note 3)...............................     (367,216)    (67,406)       (29,485)    (505,105)   (989,541)   (490,651)    (28,006)
                                           ------------  ----------  -------------  -----------  ----------  ----------  ----------
      Investment income (loss) - net......     (367,216)    (37,734)       (29,485)    (430,269)   (137,733)   (490,651)    (19,256)
                                           ------------  ----------  -------------  -----------  ----------  ----------  ----------

Realized and unrealized gains (losses)
 on investments - net:
  Realized gain distributions from
    underlying mutual fund................            -      27,235              -            -     221,986           -           -
                                           ------------  ----------  -------------  -----------  ----------  ----------  ----------

  Realized gains (losses) on sales of
   investments:
      Proceeds from sales.................      776,627   1,198,772        830,363    4,941,668   5,139,962   3,853,168   4,196,518
      Cost of investments sold............     (649,895) (1,005,372)      (901,616)  (4,426,351) (4,695,958) (2,823,517) (4,078,159)
                                           ------------  ----------  -------------  -----------  ----------  ----------  ----------
                                                126,732     193,400        (71,253)     515,317     444,004   1,029,651     118,359
                                           ------------  ----------  -------------  -----------  ----------  ----------  ----------
      Net realized gains (losses) on
       investments........................      126,732     220,635        (71,253)     515,317     665,990   1,029,651     118,359
                                           ------------  ----------  -------------  -----------  ----------  ----------  ----------

  Net change in unrealized appreciation
   or depreciation of investments.........    2,959,616     531,323        437,868    5,125,798   7,026,078   7,820,193      85,088
                                           ------------  ----------  -------------  -----------  ----------  ----------  ----------

      Net gains (losses) on investments...    3,086,348     751,958        366,615    5,641,115   7,692,068   8,849,844     203,447
                                           ------------  ----------  -------------  -----------  ----------  ----------  ----------

      Net increase (decrease) in net
       assets resulting from operations... $  2,719,132     714,224        337,130    5,210,846   7,554,335   8,359,193     184,191
                                           ============  ==========  =============  ===========  ==========  ==========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                                    TEMPLETON    TEMPLETON                JANUS
                                           FRANKLIN                 DEVELOPING     GLOBAL     JANUS       ASPEN         JANUS
                                         MUTUAL SHARES  FRANKLIN      MARKETS      ASSET      ASPEN      CAPITAL     INTERNATIONAL
                                          SECURITIES    SMALL CAP   SECURITIES   ALLOCATION  BALANCED  APPRECIATION     GROWTH
                                         -------------  ----------  -----------  ----------  --------  ------------  ------------
Investment income (loss):
  Investment income distributions
   from underlying mutual fund
   (note 4)..........................    $      28,756         -        281,418     189,154    67,960         4,914        147,282
  Mortality and expense charges
   (note 3)..........................          (58,138)   (198,838)    (195,837)    (84,894)  (36,090)     (245,137)      (219,457)
                                         -------------  ----------  -----------  ----------  --------  ------------  -------------
      Investment income (loss)
        - net........................          (29,382)   (198,838)      85,581     104,260    31,870      (240,223)       (72,175)
                                         -------------  ----------  -----------  ----------  --------  ------------  -------------

Realized and unrealized gains
 (losses) on investments - net:
  Realized gain distributions
   from underlying mutual fund.......                -           -            -           -         -             -              -
                                         -------------  ----------  -----------  ----------  --------  ------------  -------------

  Realized gains (losses) on sales
   of investments:
      Proceeds from sales............          374,485   2,682,785   13,498,083   1,732,418   496,982     3,851,731      5,958,374
      Cost of investments sold.......         (297,602) (2,419,297) (12,677,387) (1,476,426) (450,263)   (5,021,404)    (7,065,784)
                                         -------------  ----------  -----------  ----------  --------  ------------  -------------
                                                76,883     263,488      820,696     255,992    46,719    (1,169,673)    (1,107,410)
                                         -------------  ----------  -----------  ----------  --------  ------------  -------------
      Net realized gains (losses)
       on investments................           76,883     263,488      820,696     255,992    46,719    (1,169,673)    (1,107,410)
                                         -------------  ----------  -----------  ----------  --------  ------------  -------------

  Net change in unrealized
   appreciation or depreciation of
   investments.......................          467,176   1,442,095    2,405,078     573,378   140,550     4,324,741      4,118,087
                                         -------------  ----------  -----------  ----------  --------  ------------  -------------

      Net gains (losses) on
       investments...................          544,059   1,705,583    3,225,774     829,370   187,269     3,155,068      3,010,677
                                         -------------  ----------  -----------  ----------  --------  ------------  -------------

      Net increase (decrease) in
       net assets resulting from
       operations....................    $     514,677   1,506,745    3,311,355     933,630   219,139     2,914,845      2,938,502
                                         =============  ==========  ===========  ==========  ========  ============  =============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004

                                                                          SEGREGATED SUB-ACCOUNTS
                                             --------------------------------------------------------------------------------------
                                                 MFS          MFS         MFS               OPPENHEIMER                OPPENHEIMER
                                              INVESTORS     MID CAP       NEW       MFS       CAPITAL     OPPENHEIMER INTERNATIONAL
                                             GROWTH STOCK   GROWTH     DISCOVERY   VALUE    APPRECIATION  HIGH INCOME    GROWTH
                                             ------------ ----------   ---------  --------  ------------ ------------ -------------
Investment income (loss):
  Investment income distributions from
  underlying mutual fund (note 4)..........  $        -            -           -    57,598       7,901      611,349        37,265
  Mortality and expense charges (note 3)...     (18,278)     (19,794)   (130,089)  (41,676)    (53,868)    (179,034)      (49,124)
                                             ----------   ----------  ----------  --------    --------   ----------    ----------
     Investment income (loss) - net........     (18,278)     (19,794)   (130,089)   15,922     (45,967)     432,315       (11,859)
                                             ----------   ----------  ----------  --------    --------   ----------    ----------

Realized and unrealized gains (losses) on
investments - net:
  Realized gain distributions from
  underlying mutual fund...................           -            -           -         -           -            -             -
                                             ----------   ----------  ----------  --------    --------   ----------    ----------

  Realized gains (losses) on sales of
  investments:
     Proceeds from sales...................     551,535    1,415,075   2,562,647   518,218     392,279    2,751,819     1,371,035
     Cost of investments sold..............    (485,712)  (1,281,643) (2,304,472) (415,076)   (325,045)  (2,549,018)   (1,198,711)
                                             ----------   ----------  ----------  --------    --------   ----------    ----------
                                                 65,823      133,432     258,175   103,142      67,234      202,801       172,324
                                             ----------   ----------  ----------  --------    --------   ----------    ----------
     Net realized gains (losses) on
     investments...........................      65,823      133,432     258,175   103,142      67,234      202,801       172,324
                                             ----------   ----------  ----------  --------    --------   ----------    ----------

  Net change in unrealized appreciation or
  depreciation of investments..............      54,280       63,724     349,640   277,820     196,569      309,655       453,615
                                             ----------   ----------  ----------  --------    --------   ----------    ----------

     Net gains (losses) on investments.....     120,103      197,156     607,815   380,962     263,803      512,456       625,939
                                             ----------   ----------  ----------  --------    --------   ----------    ----------

     Net increase (decrease) in net assets
     resulting from operations.............  $  101,825      177,362     477,726   396,884     217,836      944,771       614,080
                                             ==========   ==========  ==========  ========    ========   ==========    ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004

                                                                              SEGREGATED SUB-ACCOUNTS
                                             -----------------------------------------------------------------------------------
                                              PUTNAM VT   PUTNAM VT      PUTNAM VT   PUTNAM VT                        VAN KAMPEN
                                             GROWTH AND  INTERNATIONAL      NEW         NEW     PUTNAM VT  VAN KAMPEN  EMERGING
                                               INCOME       GROWTH     OPPORTUNITIES   VALUE     VOYAGER    COMSTOCK    GROWTH
                                             ----------- ------------- ------------- ---------- ---------- ---------- ----------
Investment income (loss):
  Investment income distributions
    from underlying mutual fund (note 4)...  $   22,979      131,437            -        9,573      1,862     17,493          -
  Mortality and expense charges (note 3)...     (21,359)    (138,338)      (4,323)     (21,243)   (10,888)   (42,644)    (2,863)
                                             ----------   ----------      -------     --------   --------    -------   --------
    Investment income (loss) - net.........       1,620       (6,901)      (4,323)     (11,670)    (9,026)   (25,151)    (2,863)
                                             ----------   ----------      -------     --------   --------    -------   --------

Realized and unrealized gains (losses)
  on investments - net:
  Realized gain distributions from
    underlying mutual fund.................           -            -            -            -          -          -          -
                                             ----------   ----------      -------     --------   --------    -------   --------

  Realized gains (losses) on
    sales of investments:
    Proceeds from sales....................     224,469    2,297,380       78,572      212,178    144,086    140,971    118,638
    Cost of investments sold...............    (177,479)  (1,799,945)     (66,082)    (170,622)  (128,957)   (98,177)  (114,713)
                                             ----------   ----------      -------     --------   --------    -------   --------
                                                 46,990      497,435       12,490       41,556     15,129     42,794      3,925
                                             ----------   ----------      -------     --------   --------    -------   --------
    Net realized gains (losses) on
      investments..........................      46,990      497,435       12,490       41,556     15,129     42,794      3,925
                                             ----------   ----------      -------     --------   --------    -------   --------

  Net change in unrealized appreciation
    or depreciation of investments.........     106,939      947,921       17,924      222,396     25,167    485,037     13,159
                                             ----------   ----------      -------     --------   --------    -------   --------

    Net gains (losses) on investments......     153,929    1,445,356       30,414      263,952     40,296    527,831     17,084
                                             ----------   ----------      -------     --------   --------    -------   --------

    Net increase (decrease) in net
      assets resulting from operations.....  $  155,549    1,438,455       26,091      252,282     31,270    502,680     14,221
                                             ==========   ==========      =======     ========   ========    =======   ========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                                                  WADDELL      WADDELL                   WADDELL
                                         VAN KAMPEN    WADDELL      WADDELL       & REED       & REED       WADDELL      & REED
                                         GROWTH AND    & REED       & REED     INTERNATIONAL  SMALL CAP     & REED      MICRO-CAP
                                           INCOME     BALANCED      GROWTH          II          GROWTH       VALUE       GROWTH
                                         ----------  -----------  -----------  ------------- -----------  -----------  -----------
Investment income (loss):
 Investment income distributions from
  underlying mutual fund (note 4)....... $    3,102    3,213,015      474,437     1,676,736            -      730,512            -
 Mortality and expense charges
  (note 3) .............................     (8,762)  (2,874,478)  (2,166,201)   (1,911,649)    (965,576)    (846,597)    (269,596)
                                         ----------  -----------  -----------   -----------  -----------  -----------  -----------
     Investment income (loss) -
      net ..............................     (5,660)     338,537   (1,691,764)     (234,913)    (965,576)    (116,085)    (269,596)
                                         ----------  -----------  -----------   -----------  -----------  -----------  -----------

Realized and unrealized gains (losses)
 on investments - net:
 Realized gain distributions from
  underlying mutual fund ...............          -            -            -     1,323,729            -            -            -
                                         ----------  -----------  -----------   -----------  -----------  -----------  -----------

 Realized gains (losses) on sales
  of investments:
    Proceeds from sales ................     24,112   46,401,298   33,800,408    25,218,133   15,144,881   11,044,355    9,557,398
    Cost of investments sold ...........    (17,639) (51,507,108) (45,424,261)  (22,225,459) (18,734,039) (10,780,731) (12,446,311)
                                         ----------  -----------  -----------   -----------  -----------  -----------  -----------
                                              6,473   (5,105,810) (11,623,853)    2,992,674   (3,589,158)     263,624   (2,888,913)
                                         ----------  -----------  -----------   -----------  -----------  -----------  -----------
    Net realized gains (losses) on
     investments .......................      6,473   (5,105,810) (11,623,853)    4,316,403   (3,589,158)     263,624   (2,888,913)
                                         ----------  -----------  -----------   -----------  -----------  -----------  -----------

 Net change in unrealized appreciation
  or depreciation of investments .......     99,799   21,239,010   16,520,120    26,478,196   14,175,731    8,484,781    4,140,931
                                         ----------  -----------  -----------   -----------  -----------  -----------  -----------

    Net gains (losses) on
     investments .......................    106,272   16,133,200    4,896,267    30,794,599   10,586,573    8,748,405    1,252,018
                                         ----------  -----------  -----------   -----------  -----------  -----------  -----------

    Net increase (decrease) in net
     assets resulting from operations... $  100,612   16,471,737    3,204,503    30,559,686    9,620,997    8,632,320      982,422
                                         ==========  ===========  ===========   ===========  ===========  ===========  ===========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004

                                                                        SEGREGATED SUB-ACCOUNTS
                                         --------------------------------------------------------------------------------------
                                           WADDELL                     WADDELL                   WADDELL               WADDELL
                                           & REED         WADDELL      & REED      WADDELL       & REED     WADDELL     & REED
                                          SMALL CAP       & REED        ASSET      & REED      SCIENCE &    & REED     DIVIDEND
                                            VALUE       CORE EQUITY   STRATEGY  INTERNATIONAL  TECHNOLOGY     BOND      INCOME
                                         -----------    -----------   --------  -------------  ----------   -------    -------
Investment income (loss):
 Investment income distributions from
  underlying mutual fund (note 4) ...    $         -        74,279      63,797      25,037             -     88,586     11,486
 Mortality and expense charges
  (note 3) ..........................       (511,011)     (142,356)    (28,586)    (29,356)      (32,048)    (5,708)    (6,411)
                                         -----------    ----------    --------    --------      --------    -------    -------
   Investment income (loss) - net ...       (511,011)      (68,077)     35,211      (4,319)      (32,048)    82,878      5,075
                                         -----------    ----------    --------    --------      --------    -------    -------

Realized and unrealized gains
 (losses) on investments - net:
 Realized gain distributions from
  underlying mutual fund ............      2,419,355             -      34,035           -             -     23,242          -
                                         -----------    ----------    --------    --------      --------    -------    -------
 Realized gains (losses) on sales
  of investments:
   Proceeds from sales ..............      6,422,857     2,959,996     465,559     914,343       938,352      4,396      1,309
   Cost of investments sold .........     (4,737,175)   (3,522,561)   (440,982)   (864,932)     (945,973)    (4,250)    (1,288)
                                         -----------    ----------    --------    --------      --------    -------    -------
                                           1,685,682      (562,565)     24,577      49,411        (7,621)       146         21
                                         -----------    ----------    --------    --------      --------    -------    -------
   Net realized gains (losses) on
    investments .....................      4,105,037      (562,565)     58,612      49,411        (7,621)    23,388         21
                                         -----------    ----------    --------    --------      --------    -------    -------

 Net change in unrealized appreciation
  or depreciation of investments ....      2,080,767     1,508,315     324,987     359,475       575,049    (97,324)   108,600
                                         -----------    ----------    --------    --------      --------    -------    -------
   Net gains (losses) on
    investments .....................      6,185,804       945,750     383,599     408,886       567,428    (73,936)   108,621
                                         -----------    ----------    --------    --------      --------    -------    -------

   Net increase (decrease) in net
    assets resulting from
    operations ......................    $ 5,674,793       877,673     418,810     404,567       535,380      8,942    113,696
                                         ===========    ==========    ========    ========      ========    =======    =======

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                ------------------------------------------------------------
                                                                  WADDELL     WADDELL      WADDELL     WADDELL     WADDELL
                                                                  & REED       & REED      & REED      & REED      & REED
                                                                   HIGH     LIMITED-TERM    MONEY     MORTGAGE   REAL ESTATE
                                                                  INCOME       BOND        MARKET    SECURITIES   SECURITIES
                                                                ----------  ------------  --------   ----------  -----------
Investment income (loss):
  Investment income distributions from underlying
   mutual fund (note 4) .....................................   $  260,751     19,013        3,991     329,303       49,762
  Mortality and expense charges (note 3) ....................      (12,816)    (2,160)      (4,399)   (116,654)     (50,403)
                                                                ----------    -------     --------    --------    ---------
      Investment income (loss) - net ........................      247,935     16,853         (408)    212,649         (641)
                                                                ----------    -------     --------    --------    ---------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ...            -          -            -     223,537      115,032
                                                                ----------    -------     --------    --------    ---------
  Realized gains (losses) on sales of investments:
      Proceeds from sales ...................................       16,752     16,664      580,904      46,650       81,183
      Cost of investments sold ..............................      (15,705)   (16,450)    (580,904)    (45,573)     (67,766)
                                                                ----------    -------     --------    --------    ---------
                                                                     1,047        214            -       1,077       13,417
                                                                ----------    -------     --------    --------    ---------
      Net realized gains (losses) on investments ............        1,047        214            -     224,614      128,449
                                                                ----------    -------     --------    --------    ---------

  Net change in unrealized appreciation or depreciation
      of investments ........................................     (140,027)   (17,435)           -     201,318    1,777,757
                                                                ----------    -------     --------    --------    ---------

      Net gains (losses) on investments .....................     (138,980)   (17,221)           -     425,932    1,906,206
                                                                ----------    -------     --------    --------    ---------

      Net increase (decrease) in net assets resulting
       from operations ......................................   $  108,955       (368)        (408)    638,581    1,905,565
                                                                ==========    =======     ========    ========    =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                            SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------------------------
                                                                                                 ADVANTUS    ADVANTUS
                                                           ADVANTUS     ADVANTUS     ADVANTUS    MATURING    MATURING    ADVANTUS
                                             ADVANTUS       MONEY        INDEX       MORTGAGE   GOVERNMENT  GOVERNMENT INTERNATIONAL
                                               BOND         MARKET        500       SECURITIES   BOND 2006   BOND 2010     BOND
                                           ------------  -----------  -----------  -----------  ----------  ----------  ------------
Operations:
  Investment income (loss) - net ......... $ (1,945,548)    (197,975)  (2,885,733)  (1,834,573)    (96,908)    (90,095)    (609,706)
  Net realized gains (losses) on
    investments ..........................    3,151,222            -    3,284,673    3,926,211     525,493     213,772    3,050,270
  Net change in unrealized appreciation
     or depreciation of investments ......    4,166,128            -   22,648,527    2,689,082    (498,087)     12,181    1,771,102
                                           ------------  -----------  -----------  -----------  ----------  ----------  -----------
Net increase (decrease) in net assets
   resulting from operations .............    5,371,802     (197,975)  23,047,467    4,780,720     (69,502)    135,858    4,211,666
                                           ------------  -----------  -----------  -----------  ----------  ----------  -----------

Contract transactions (notes 2, 3, 4
  and 5):
  Contract purchase payments .............   26,966,184   37,297,242   37,931,891   14,721,649     100,664     489,578    3,544,314
  Contract withdrawals and charges .......  (25,367,787) (46,293,192) (27,292,818) (32,762,320) (4,382,327) (1,533,501) (13,334,196)
  Actuarial adjustments for mortality
    experience on annuities in payment
    period ...............................       15,409         (707)     133,501       14,631       2,993       3,137        1,209
  Annuity benefit payments ...............     (366,207)     (20,836)  (4,972,520)    (314,579)    (30,453)    (31,989)     (51,509)
                                           ------------  -----------  -----------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets from
   contract transactions .................    1,247,599   (9,017,493)   5,800,055  (18,340,619) (4,309,123) (1,072,775)  (9,840,182)
                                           ------------  -----------  -----------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets ........    6,619,401   (9,215,468)  28,847,522  (13,559,899) (4,378,625)   (936,917)  (5,628,516)
Net assets at the beginning of year ......  150,703,416   43,250,792  245,642,588  151,561,342   9,953,107   7,647,073   54,896,928
                                           ------------  -----------  -----------  -----------  ----------  ----------  -----------
Net assets at the end of year ............ $157,322,817   34,035,324  274,490,110  138,001,443   5,574,482   6,710,156   49,268,412
                                           ============  ===========  ===========  ===========  ==========  ==========  ===========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                             SEGREGATED SUB-ACCOUNTS
                                             ------------------------------------------------------------------------------------
                                                                                                 AIM V.I.                AMERICAN
                                               ADVANTUS     ADVANTUS      AIM V.I.                 DENT      AIM V.I.    CENTURY
                                              INDEX 400    REAL ESTATE   AGGRESSIVE   AIM V.I.  DEMOGRAPHIC   PREMIER    INCOME
                                               MID-CAP      SECURITIES     GROWTH     BALANCED    TRENDS      EQUITY    AND GROWTH
                                             -----------   -----------   ----------  ---------  -----------  --------   ----------
Operations:
  Investment income (loss) - net .........   $  (395,143)     (656,795)    (16,624)      1,829     (8,834)     (5,704)    (14,498)
  Net realized gains (losses) on
    investments ..........................     1,179,566     5,112,519      18,132      (2,988)    16,190      24,519      63,749
  Net change in unrealized appreciation
    or depreciation of investments .......     3,577,023    10,596,017     132,268     110,022     37,005       4,085     323,571
                                             -----------   -----------   ---------   ---------   --------    --------   ---------
Net increase (decrease) in net assets
  resulting from operations ..............     4,361,446    15,051,741     133,776     108,863     44,361      22,900     372,822
                                             -----------   -----------   ---------   ---------   --------    --------   ---------

Contract transactions (notes 2, 3, 4
  and 5):
  Contract purchase payments .............    12,155,335    20,332,189     623,541   1,137,943    250,914     178,527   1,695,233
  Contract withdrawals and charges .......    (6,493,903)  (14,999,895)    (91,289)   (458,944)  (101,982)   (140,518)   (357,121)
  Actuarial adjustments for mortality
    experience on annuities in payment
    period ...............................           837           706           -           -          -           -           -
  Annuity benefit payments ...............       (59,398)      (81,701)          -           -          -           -           -
                                             -----------   -----------   ---------   ---------   --------    --------   ---------
Increase (decrease) in net assets
  from contract transactions .............     5,602,871     5,251,299     532,252     678,999    148,932      38,009   1,338,112
                                             -----------   -----------   ---------   ---------   --------    --------   ---------
Increase (decrease) in net assets ........     9,964,317    20,303,040     666,028     787,862    193,293      60,909   1,710,934
Net assets at the beginning of year ......    26,607,076    45,304,358     884,176   1,337,299    553,799     519,608   2,504,905
                                             -----------   -----------   ---------   ---------   --------    --------   ---------
Net assets at the end of year ............   $36,571,393    65,607,398   1,550,204   2,125,161    747,092     580,517   4,215,839
                                             ===========   ===========   =========   =========   ========    ========   =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                               SEGREGATED SUB-ACCOUNTS
                                                 -----------------------------------------------------------------------------------
                                                                            CREDIT
                                                                            SUISSE
                                                                            GLOBAL                 FIDELITY               FRANKLIN
                                                  AMERICAN     AMERICAN      POST-    FIDELITY       VIP       FIDELITY   LARGE CAP
                                                  CENTURY      CENTURY      VENTURE     VIP        EQUITY-       VIP       GROWTH
                                                   ULTRA        VALUE       CAPITAL  CONTRAFUND    INCOME      MID-CAP    SECURITIES
                                                ------------- ----------- ---------- ----------  ----------- ----------- -----------
Operations:
 Investment income (loss) - net ............... $   (367,216)    (37,734)   (29,485)   (430,269)   (137,733)   (490,651)    (19,256)
 Net realized gains (losses) on
  investments .................................      126,732     220,635    (71,253)    515,317     665,990   1,029,651     118,359
 Net change in unrealized appreciation or
  depreciation of investments .................    2,959,616     531,323    437,868   5,125,798   7,026,078   7,820,193      85,088
                                                ------------  ----------  ---------  ----------  ----------  ----------  ----------
Net increase (decrease) in net assets
   resulting from operations ..................    2,719,132     714,224    337,130   5,210,846   7,554,335   8,359,193     184,191
                                                ------------  ----------- ---------- ----------- ----------  ----------  ----------
Contract transactions (notes 2, 3, 4 and 5):
 Contract purchase payments ...................   20,545,499   5,612,091    888,949  11,306,291  32,761,753  10,455,209   5,831,545
 Contract withdrawals and charges .............     (749,725) (1,192,404)  (813,027) (4,694,403) (4,840,364) (3,635,726) (4,187,473)
 Actuarial adjustments for mortality
  experience on annuities in payment period            1,088           1          -          91         781       1,019           -
 Annuity benefit payments .....................      (58,288)       (952)         -     (41,883)   (118,110)    (49,126)       (926)
                                                ------------  ----------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions .......................   19,738,573   4,418,736     75,922   6,570,096  27,804,060   6,771,376   1,643,146
                                                ------------  ----------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets .............   22,457,705   5,132,960    413,052  11,780,942  35,358,395  15,130,569   1,827,337
Net assets at the beginning of year ...........   15,411,423   2,802,907  2,080,388  34,087,961  56,712,063  32,189,299   1,202,608
                                                ------------  ----------  ---------  ----------  ----------  ----------  ----------
Net assets at the end of year ................. $ 37,869,128   7,935,867  2,493,440  45,868,903  92,070,458  47,319,868   3,029,945
                                                ============  ==========  =========  ==========  ==========  ==========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                         SEGREGATED SUB-ACCOUNTS
                                        ----------------------------------------------------------------------------------------
                                         FRANKLIN                TEMPLETON    TEMPLETON
                                          MUTUAL                 DEVELOPING    GLOBAL      JANUS       JANUS            JANUS
                                          SHARES     FRANKLIN     MARKETS      ASSET       ASPEN    ASPEN CAPITAL  INTERNATIONAL
                                        SECURITIES   SMALL CAP   SECURITIES  ALLOCATION   BALANCED  APPRECIATION      GROWTH
                                        ----------   ---------  -----------  ----------- ---------  ------------- --------------
Operations:
 Investment income (loss) - net ....... $  (29,382)   (198,838)      85,581     104,260     31,870    (240,223)         (72,175)
 Net realized gains (losses)
   on investments .....................     76,883     263,488      820,696     255,992     46,719  (1,169,673)      (1,107,410)
 Net change in unrealized
   appreciation or depreciation
   of investments .....................    467,176   1,442,095    2,405,078     573,378    140,550   4,324,741        4,118,087
                                        ----------  ----------  -----------  ----------  ---------  ----------       ----------
Net increase (decrease) in net assets
   resulting from operations ..........    514,677   1,506,745    3,311,355     933,630    219,139   2,914,845        2,938,502
                                        ----------  ----------  -----------  ----------  ---------  ----------       ----------
Contract transactions
   (notes 2, 3, 4 and 5):
 Contract purchase payments ...........  3,136,043   4,640,663   15,681,044   2,493,885  1,568,531   3,121,875        8,342,646
 Contract withdrawals and charges .....   (360,139) (2,579,729) (13,378,947) (1,682,483)  (479,248) (3,681,602)      (5,835,632)
 Actuarial adjustments for mortality
   experience on annuities in
   payment period .....................        (50)       (203)       2,994         120          -       1,028            1,087
 Annuity benefit payments .............       (119)    (16,643)     (34,918)     (9,538)         -     (19,399)         (19,707)
                                        ----------  ----------  -----------  ----------  ---------  ----------       ----------
Increase (decrease) in net
 assets from contract transactions ....  2,775,736   2,044,089    2,270,173     801,984  1,089,283    (578,098)       2,488,394
                                        ----------  ----------  -----------  ----------  ---------  ----------       ----------
Increase (decrease) in net assets .....  3,290,413   3,550,834    5,581,528   1,735,614  1,308,422   2,336,747        5,426,896
Net assets at the beginning of year ...  2,752,836  13,489,461   12,919,582   5,985,105  2,116,520  18,698,614       16,205,018
                                        ----------  ----------  -----------  ----------  ---------  ----------       ----------
Net assets at the end of year ......... $6,043,249  17,040,295   18,501,110   7,720,719  3,424,942  21,035,361       21,631,914
                                        ==========  ==========  ===========  ==========  =========  ==========       ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                          SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                            MFS          MFS          MFS                   OPPENHEIMER                OPPENHEIMER
                                         INVESTORS      MID CAP       NEW           MFS       CAPITAL     OPPENHEIMER INTERNATIONAL
                                        GROWTH STOCK    GROWTH      DISCOVERY     VALUE     APPRECIATION  HIGH INCOME     GROWTH
                                        ------------ ------------ ------------  ---------- ------------- ------------ -------------
Operations:
  Investment income
    (loss) - net ...................... $   (18,278)     (19,794)    (130,089)      15,922      (45,967)     432,315      (11,859)
  Net realized gains
    (losses) on investments ...........      65,823      133,432      258,175      103,142       67,234      202,801      172,324
  Net change in unrealized
    appreciation or
    depreciation of investments .......      54,280       63,724      349,640      277,820      196,569      309,655      453,615
                                        -----------  -----------  -----------  -----------  -----------  -----------   ----------
Net increase (decrease) in
    net assets resulting
    from operations ...................     101,825      177,362      477,726      396,884      217,836      944,771      614,080
                                        -----------  -----------  -----------  -----------  -----------  -----------   ----------
Contract transactions
  (notes 2, 3, 4 and 5):
  Contract purchase payments ..........     412,076    1,907,476    7,849,276    1,619,631    2,421,897   10,981,578    3,753,463
  Contract withdrawals and charges ....    (541,744)  (1,405,406)  (2,535,421)    (497,985)    (373,219)  (2,709,531)  (1,356,373)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period .......           -            -          334            -            -          435            1
  Annuity benefit payments ............           -            -      (15,126)           -            -      (32,318)        (936)
                                        -----------  -----------  -----------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets
    from contract transactions ........    (129,668)     502,070    5,299,063    1,121,646    2,048,678    8,240,163    2,396,155
                                        -----------  -----------  -----------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets .....     (27,843)     679,432    5,776,789    1,518,530    2,266,514    9,184,934    3,010,235
Net assets at the beginning of year ...   1,462,824      933,083    5,858,374    2,327,459    2,499,721    7,815,040    1,895,546
                                        -----------  -----------  -----------  -----------  -----------  -----------   ----------
Net assets at the end of year ......... $ 1,434,981    1,612,515   11,635,163    3,845,989    4,766,235   16,999,974    4,905,781
                                        ===========  ===========  ===========  ===========  ===========  ===========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                       SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------
                                        PUTNAM VT     PUTNAM VT     PUTNAM VT    PUTNAM VT                        VAN KAMPEN
                                        GROWTH AND  INTERNATIONAL     NEW          NEW     PUTNAM VT VAN KAMPEN    EMERGING
                                          INCOME       GROWTH     OPPORTUNITIES   VALUE     VOYAGER   COMSTOCK      GROWTH
                                        ----------  ------------- ------------- ---------- --------- ----------   ----------
Operations:
  Investment income
    (loss) - net ....................   $    1,620       (6,901)       (4,323)    (11,670)   (9,026)   (25,151)      (2,863)
  Net realized gains (losses)
    on investments ..................       46,990      497,435        12,490      41,556    15,129     42,794        3,925
  Net change in unrealized
    appreciation or depreciation
    of investments ..................      106,939      947,921        17,924     222,396    25,167    485,037       13,159
                                        ----------  -----------       -------   ---------  --------  ---------     --------
Net increase (decrease) in net
  assets resulting from
  operations ........................      155,549    1,438,455        26,091     252,282    31,270    502,680       14,221
                                        ----------  -----------       -------   ---------  --------  ---------     --------
Contract transactions (notes
  2, 3, 4 and 5):
  Contract purchase payments ........      675,348    5,163,433       115,889   1,268,254   370,883  2,612,311      213,384
  Contract withdrawals and
    charges .........................     (213,173)  (2,292,744)      (75,442)   (199,615) (138,631)  (132,009)    (116,087)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                  -            5             -           1         -          -            -
  Annuity benefit payments ..........            -         (368)            -        (945)        -          -            -
                                        ----------  -----------       -------   ---------  --------  ---------     --------
Increase (decrease) in net
  assets from contract
  transactions ......................      462,175    2,870,327        40,447   1,067,695   232,252  2,480,302       97,297
                                        ----------  -----------       -------   ---------- --------  ---------     --------
Increase (decrease) in net
  assets ............................      617,724    4,308,782        66,538   1,319,977   263,522  2,982,982      111,518
Net assets at the beginning
  of year ...........................    1,234,411    7,272,213       295,198     889,893   635,247  1,507,649      142,785
                                        ----------  -----------       -------   ---------  --------  ---------     --------
Net assets at the end of year .......   $1,852,135   11,580,995       361,736   2,209,870   898,769  4,490,631      254,303
                                        ==========  ===========       =======   =========  ========  =========     ========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                          SEGREGATED SUB-ACCOUNTS
                                        --------------------------------------------------------------------------------------------
                                                                              WADDELL &    WADDELL &
                                        VAN KAMPEN  WADDELL &   WADDELL &       REED          REED       WADDELL &   WADDELL & REED
                                        GROWTH AND     REED       REED      INTERNATIONAL  SMALL CAP       REED        MICRO-CAP
                                          INCOME     BALANCED    GROWTH          II          GROWTH        VALUE        GROWTH
                                        ----------  ---------- ------------ ------------- ------------  -----------  --------------
Operations:
  Investment income (loss) - net ...... $ (5,660)     338,537   (1,691,764)     (234,913)    (965,576)    (116,085)      (269,596)
  Net realized gains (losses)
   on investments .....................    6,473   (5,105,810) (11,623,853)    4,316,403   (3,589,158)     263,624     (2,888,913)
  Net change in unrealized
   appreciation or depreciation
   of investments .....................   99,799   21,239,010   16,520,120    26,478,196   14,175,731    8,484,781      4,140,931
                                        --------  -----------  -----------  ------------  -----------   ----------     ----------
Net increase (decrease) in net assets
   resulting from operations ..........  100,612   16,471,737    3,204,503    30,559,686    9,620,997    8,632,320        982,422
                                        --------  -----------  -----------  ------------  -----------   ----------     ----------
Contract transactions
  (notes 2, 3, 4 and 5):
  Contract purchase payments ..........  663,426    8,890,223   12,198,952    24,508,193    7,578,652    7,432,805      3,990,545
  Contract withdrawals and charges ....  (18,648) (43,262,048) (31,638,385)  (23,579,471) (14,172,925)  10,263,876)    (9,334,742)
  Actuarial adjustments for
   mortality experience on
   annuities in payment period ........        -       31,587       17,143          (244)      13,285       13,484            908
  Annuity benefit payments ............        -     (555,641)    (310,706)     (248,773)    (178,520)    (148,729)       (37,278)
                                        --------  -----------  -----------  ------------  -----------   ----------     ----------
Increase (decrease) in net assets from
  contract transactions ...............  644,778  (34,895,879) (19,732,996)      679,705   (6,759,507)  (2,966,316)    (5,380,568)
                                        --------  -----------  -----------  ------------  -----------   ----------     ----------
Increase (decrease) in net assets .....  745,390  (18,424,142) (16,528,493)   31,239,391    2,861,490    5,666,005     (4,398,146)
Net assets at the beginning of year ...  252,779  246,795,946  192,077,415   145,621,007   80,974,858   68,458,346     23,278,419
                                        --------  -----------  -----------  ------------  -----------   ----------     ----------
Net assets at the end of year ......... $998,169  228,371,804  175,548,922   176,860,398   83,836,348   74,124,351     18,880,273
                                        ========  ===========  ===========  ============  ===========   ==========     ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                            SEGREGATED SUB-ACCOUNTS
                                             --------------------------------------------------------------------------------------
                                              WADDELL &                WADDELL &                 WADDELL &                WADDELL &
                                                 REED       WADDELL &    REED                      REED      WADDELL &      REED
                                              SMALL CAP        REED      ASSET    WADDELL & REED  SCIENCE &    REED      DIVIDEND
                                                VALUE      CORE EQUITY STRATEGY   INTERNATIONAL  TECHNOLOGY    BOND       INCOME
                                             ------------  ----------- ---------  -------------- ----------  ---------  -----------
Operations:
    Investment income (loss) - net ......... $  (511,011)     (68,077)    35,211        (4,319)    (32,048)     82,878       5,075
    Net realized gains (losses)
        on investments .....................   4,105,037     (562,565)    58,612        49,411      (7,621)     23,388          21
    Net change in unrealized
        appreciation or depreciation
        of investments .....................   2,080,767    1,508,315    324,987       359,475     575,049     (97,324)    108,600
                                             -----------   ----------  ---------     ---------   ---------   ---------  ----------
Net increase (decrease) in net assets
    resulting from operations ..............   5,674,793      877,673    418,810       404,567     535,380       8,942     113,696
                                             -----------   ----------  ---------     ---------   ---------   ---------  ----------
Contract transactions (notes 2, 3, 4
    and 5):
    Contract purchase payments .............  13,520,135    2,797,307  4,745,246     3,698,569   5,835,765   2,095,597   1,802,138
    Contract withdrawals and charges .......  (6,134,670)  (2,792,213)  (451,386)     (901,942)   (928,166)    (17,939)    (13,671)
    Actuarial adjustments for mortality
        experience on annuities in payment
        period .............................     (14,392)       2,077          -            21           1           -           -
    Annuity benefit payments ...............     (82,061)     (72,399)         -          (104)       (937)          -           -
                                             -----------   ----------  ---------     ---------   ---------   ---------  ----------
Increase (decrease) in net assets from
    contract transactions ..................   7,289,012      (65,228) 4,293,860     2,796,543   4,906,662   2,077,658   1,788,467
                                             -----------   ----------  ---------     ---------   ---------   ---------  ----------
Increase (decrease) in net assets ..........  12,963,805      812,445  4,712,670     3,201,110   5,442,042   2,086,600   1,902,163
Net assets at the beginning of year ........  36,825,287   11,553,656    464,746       949,442     406,684           -           -
                                             -----------   ----------  ---------     ---------   ---------   ---------  ----------
Net assets at the end of year .............. $49,789,092   12,366,101  5,177,416     4,150,552   5,848,726   2,086,600   1,902,163
                                             ===========   ==========  =========     =========   =========   =========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                            SEGREGATED SUB-ACCOUNTS
                                                 ----------------------------------------------------------------------------------
                                                 WADDELL & REED   WADDELL & REED   WADDELL & REED   WADDELL & REED   WADDELL & REED
                                                      HIGH         LIMITED-TERM        MONEY           MORTGAGE       REAL ESTATE
                                                     INCOME            BOND           MARKET          SECURITIES       SECURITIES
                                                 --------------   --------------   --------------   --------------   --------------
Operations:
     Investment income (loss) - net ...........  $      247,935       16,853              (408)          212,649             (641)
     Net realized gains (losses) on
        investments ...........................           1,047          214                 -           224,614          128,449
     Net change in unrealized appreciation or
        depreciation  of investments ..........        (140,027)     (17,435)                -           201,318        1,777,757
                                                 --------------      -------         ---------        ----------        ---------
Net increase (decrease) in net assets resulting
        from operations . .....................         108,955         (368)             (408)          638,581        1,905,565
                                                 --------------      -------         ---------        ----------        ---------
Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ...............       3,985,892      745,066         1,785,058        16,537,047        7,710,897
     Contract withdrawals and charges .........         (42,278)     (15,834)         (576,730)          (16,210)         (69,710)
     Actuarial adjustments for mortality
        experience on  annuities in payment
        period ................................               -            -                 -                 -                -
     Annuity benefit payments .................               -            -                 -                 -                -
                                                 --------------      -------         ---------        ----------        ---------
Increase (decrease) in net assets from contract
     transactions..............................       3,943,614      729,232         1,208,328        16,520,837        7,641,187
                                                 --------------      -------         ---------        ----------        ---------
Increase (decrease) in net assets .............       4,052,569      728,864         1,207,920        17,159,418        9,546,752

Net assets at the beginning of year ...........               -            -                 -                 -                -
                                                 --------------      -------         ---------        ----------        ---------
Net assets at the end of year .................  $    4,052,569      728,864         1,207,920        17,159,418        9,546,752
                                                 ==============      =======         =========        ==========        =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                        SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                                                                               ADVANTUS    ADVANTUS
                                                         ADVANTUS     ADVANTUS     ADVANTUS    MATURING    MATURING     ADVANTUS
                                         ADVANTUS         MONEY       MORTGAGE      INDEX     GOVERNMENT  GOVERNMENT  INTERNATIONAL
                                           BOND           MARKET     SECURITIES      500      BOND 2006   BOND 2010        BOND
                                       --------------  -----------  -----------  -----------  ----------  ----------  -------------
Operations:
   Investment income (loss) - net ...  $   (1,921,815)    (334,291)  (2,101,590)  (2,421,654)   (129,822)   (118,328)    (652,801)
   Net realized gains (losses) on
     investments ....................       2,609,538            0    3,642,047   (2,692,677)    317,165     471,364    1,374,848
   Net change in unrealized
     appreciation or depreciation
     on investments .................       5,299,819            0    3,051,086   55,508,108     (97,362)   (211,021)   8,111,383
                                       --------------  -----------  -----------  -----------  ----------  ----------   ----------
Net increase (decrease) in net
     assets resulting from operation        5,987,542     (334,291)   4,591,543   50,393,777      89,981     142,015    8,833,430
                                       --------------  -----------  -----------  -----------  ----------  ----------   ----------
Contract transactions (notes 2,
   3, 4 and 5):
   Contract purchase payments:             24,513,118   34,803,854   19,413,018   33,199,535   1,612,771   1,616,233    8,635,070
   Contract terminations,
   withdrawal payments and charges:       (29,619,310) (56,947,111) (37,796,274) (30,893,913) (2,358,770) (3,429,619)  (8,160,643)
   Actuarial adjustments for
   mortality experience on
   annuities in payment period:               (12,935)        (235)     (11,058)     (13,601)     (2,579)     (2,672)      (1,462)
   Annuity benefit payments:                 (445,207)     (35,606)    (304,939)    (541,177)    (35,996)    (33,091)     (50,205)
                                       --------------  -----------  -----------  -----------  ----------  ----------   ----------
Increase (decrease) in net assets
   from contract transactions .......      (5,564,334) (22,179,098) (18,699,253)   1,750,844    (784,574) (1,849,149)     422,760
                                       --------------  -----------  -----------  -----------  ----------  ----------   ----------
Increase (decrease) in net assets ...         423,208  (22,513,389) (14,107,710)  52,144,621    (694,593) (1,707,134)   9,256,190

Net assets at the beginning of year
   (note 1) .........................     150,280,208   65,764,181  165,669,052  193,497,967  10,647,700   9,354,207   45,640,738
                                       --------------  -----------  -----------  -----------  ----------  ----------   ----------
Net assets at the end of year .......  $  150,703,416   43,250,792  151,561,342  245,642,588   9,953,107   7,647,073   54,896,928
                                       ==============  ===========  ===========  ===========  ==========  ==========   ==========

See accompanying notes to financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                           SEGREGATED SUB-ACCOUNTS
                                          ---------------------------------------------------------------------------------------
                                                         ADVANTUS                               AIM V.I.                AMERICAN
                                            ADVANTUS       REAL       AIM V.I.                   DENT       AIM V.I.     CENTURY
                                           INDEX 400      ESTATE     AGGRESSIVE    AIM V.I.   DEMOGRAPHIC    PREMIER     INCOME
                                            MID-CAP     SECURITIES     GROWTH      BALANCED      TRENDS      EQUITY    AND GROWTH
                                          -----------   ----------   ----------   ---------   -----------   --------   ----------
Operations:
     Investment income (loss) -
         net ...........................  $  (249,297)    (412,687)      (5,676)     15,545        (3,360)    (3,967)      (8,034)
     Net realized gains (losses)
         on investments ................     (724,811)     600,730       20,767       2,920         7,062      2,476        1,916
     Net change in unrealized
         appreciation or depreciation
         on investments ................    6,768,700   11,133,743       94,016      77,134        59,800     80,888      272,684
                                          -----------   ----------     --------   ---------       -------   --------    ---------
Net increase (decrease) in net
  assets resulting from operations......    5,794,592   11,321,786      109,107      95,599        63,502     79,397      266,566
                                          -----------   ----------     --------   ---------       -------   --------    ---------
Contract transactions
  (notes 2, 3, 4 and 5):
  Contract purchase payments:              11,338,237   11,754,910      770,057   1,128,355       587,215    348,446    2,035,460
  Contract terminations,
  withdrawal payments and charges:          (8,323,527)  (3,744,674)    (148,545)    (60,836)     (129,424)  (164,854)     (19,463)
  Actuarial adjustments for
  mortality experience on
  annuities in payment period:                   (801)      (1,329)           0           0             0          0            0
  Annuity benefit payments:                   (51,111)     (43,302)           0           0             0          0            0
                                          -----------   ----------     --------   ---------       -------   --------    ---------
Increase (decrease) in net assets
  from contract transactions ...........    2,962,798    7,965,605      621,512   1,067,519       457,791    183,592    2,015,997
                                          -----------   ----------     --------   ---------       -------   --------    ---------
Increase (decrease) in net assets.......    8,757,390   19,287,391      730,619   1,163,118       521,293    262,989    2,282,563

Net assets at the beginning of
  year (note 1) ........................   17,849,686   26,016,967      153,557     174,181        32,506    256,619      222,342
                                          -----------   ----------     --------   ---------       -------   --------    ---------
Net assets at the end of year ..........  $26,607,076   45,304,358      884,176   1,337,299       553,799    519,608    2,504,905
                                          ===========   ==========     ========   =========       =======   ========    =========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                        SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                                                CREDIT SUISSE                                             FRANKLIN
                                         AMERICAN    AMERICAN     GLOBAL                                                 LARGE CAP
                                          CENTURY     CENTURY   POST-VENTURE  FIDELITY VIP  FIDELITY VIP   FIDELITY VIP   GROWTH
                                           ULTRA       VALUE      CAPITAL      CONTRAFUND   EQUITY INCOME     MID CAP    SECURITIES
                                        -----------  ---------  ------------  ------------  -------------  ------------  ----------
Operations:
   Investment income (loss) - net...... $   (91,006)   (10,453)      (14,227)     (265,391)          (535)     (250,866)     (4,505)
   Net realized gains (losses) on
      investments .....................      31,830     17,070       (54,998)     (376,992)      (527,113)       55,650      (3,213)
   Net change in unrealized
      appreciation or depreciation
      on investments ..................   1,505,616    412,718       475,620     7,046,174     10,934,061     8,176,961     130,608
                                        -----------  ---------     ---------    ----------     ----------    ----------   ---------
Net increase (decrease) in net
   assets resulting from operations....   1,446,440    419,335       406,395     6,403,791     10,406,413     7,981,745     122,890
                                        -----------  ---------     ---------    ----------     ----------    ----------   ---------
Contract transactions
   (notes 2, 3, 4 and 5):
   Contract purchase payments:           12,402,568  2,043,050     1,126,411     8,681,815     23,730,424     7,202,018     926,479
   Contract terminations,
      withdrawal payments and
      charges:                             (276,849)  (183,366)      (92,470)   (2,673,822)    (4,547,236)   (3,679,972)    (46,969)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period:             (617)         0             0          (422)          (944)       (1,250)          0
   Annuity benefit payments:                (52,283)         0             0       (33,840)       (95,993)      (39,428)          0
                                        -----------  ---------     ---------    ----------     ----------    ----------   ---------
Increase (decrease) in net
   assets from contract transactions...  12,072,819  1,859,684     1,033,941     5,973,731     19,086,251     3,481,368     879,510
                                        -----------  ---------     ---------    ----------     ----------    ----------   ---------
Increase (decrease) in net assets .....  13,519,259  2,279,019     1,440,336    12,377,522     29,492,664    11,463,113   1,002,400

Net assets at the beginning of
   year (note 1) ......................   1,892,164    523,888       640,052    21,710,439     27,219,399    20,726,186     200,208
                                        -----------  ---------     ---------    ----------     ----------    ----------   ---------
Net assets at the end of year ......... $15,411,423  2,802,907     2,080,388    34,087,961     56,712,063    32,189,299   1,202,608
                                        ===========  =========     =========    ==========     ==========    ==========   =========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                    SEGREGATED SUB-ACCOUNTS
                                      ---------------------------------------------------------------------------------------------
                                                                  TEMPLETON
                                                     FRANKLIN     DEVELOPING   TEMPLETON      JANUS        JANUS       JANUS ASPEN
                                       FRANKLIN    MUTUAL SHARES    MARKETS   GLOBAL ASSET    ASPEN    ASPEN CAPITAL  INTERNATIONAL
                                       SMALL CAP     SECURITIES   SECURITIES   ALLOCATION   BALANCED    APPRECIATION      GROWTH
                                      -----------  -------------  ----------  ------------  ---------  -------------  -------------
Operations:
     Investment income (loss) -
        net ......................... $  (126,765)        (7,139)    (16,420)       52,398     10,263       (187,392)       (43,840)
     Net realized gains (losses)
        on investments ..............    (263,849)         6,269      22,124       (10,504)     5,692     (2,894,054)    (2,571,009)
     Net change in unrealized
     appreciation or depreciation
        on investments ..............   3,443,157        334,759   4,007,474     1,250,618    152,245      6,104,992      6,726,122
                                      -----------      ---------  ----------     ---------  ---------     ----------     ----------
Net increase (decrease) in net
  assets resulting from operations...   3,052,543        333,889   4,013,178     1,292,512    168,200      3,023,546      4,111,273
                                      -----------      ---------  ----------     ---------  ---------     ----------     ----------
Contract transactions
  (notes 2, 3, 4 and 5):
     Contract purchase payments:        4,039,505      1,946,368   9,113,763     2,054,942  1,483,262      2,079,980      3,769,201
     Contract terminations,
        withdrawal payments and
        charges:                       (1,186,716)       (93,752) (7,826,316)     (961,778)  (170,909)    (4,266,369)    (5,044,420)
     Actuarial adjustments for
        mortality experience on
        annuities in payment period:         (299)             0      (1,967)          (74)         0           (815)          (668)
     Annuity benefit payments:            (12,417)             0     (28,379)       (8,206)         0        (15,676)       (15,202)
                                      -----------      ---------  ----------     ---------  ---------     ----------     ----------
Increase (decrease) in net assets
  from contract transactions ........   2,840,073      1,852,616   1,257,101     1,084,884  1,312,353     (2,202,880)    (1,291,089)
                                      -----------      ---------  ----------     ---------  ---------     ----------     ----------
Increase (decrease) in net assets       5,892,616      2,186,505   5,270,279     2,377,396  1,480,553        820,666      2,820,184

Net assets at the beginning of
  year (note 1) .....................   7,596,845        566,331   7,649,303     3,607,709    635,967     17,877,948     13,384,834
                                      -----------      ---------  ----------     ---------  ---------     ----------     ----------
Net assets at the end of year ....... $13,489,461      2,752,836  12,919,582     5,985,105  2,116,520     18,698,614     16,205,018
                                      ===========      =========  ==========     =========  =========     ==========     ==========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                        SEGREGATED SUB-ACCOUNTS
                                        --------------------------------------------------------------------------------------------
                                            MFS           MFS       MFS                    OPPENHEIMER                  OPPENHEIMER
                                         INVESTORS     MID CAP      NEW          MFS        CAPITAL      OPPENHEIMER   INTERNATIONAL
                                        GROWTH STOCK    GROWTH   DISCOVERY      VALUE     APPRECIATION   HIGH INCOME       GROWTH
                                        ------------   --------  ----------   ---------   ------------   -----------   -------------
Operations:
     Investment income (loss) - net..   $     (8,076)    (4,749)    (35,283)    (15,771)       (13,058)       61,953         (5,608)
     Net realized gains (losses) on
       investments ..................          1,406     16,211     210,170       1,207         53,109        81,438        137,308
     Net change in unrealized
       appreciation or depreciation
       on investments ...............        116,595     73,827     479,483     344,065        260,661       449,318        230,784
                                        ------------   --------  ----------   ---------      ---------    ----------     ----------
Net increase (decrease) in net
   assets resulting from operations..        109,925     85,289     654,370     329,501        300,712       592,709        362,484
                                        ------------   --------  ----------   ---------      ---------    ----------     ----------
Contract transactions
   (notes 2, 3, 4 and 5):
     Contract purchase payments:           1,175,023    900,999   6,999,657   1,412,925      1,840,728     7,290,560      4,311,740
     Contract terminations,
       withdrawal payments and
       charges:                              (21,587)  (147,576) (2,701,157)   (124,356)      (364,617)   (1,045,886)    (3,008,900)
     Actuarial adjustments for
       mortality experience on
       annuities in payment period:                0          0        (154)          0              0          (344)             0
     Annuity benefit payments:                     0          0     (13,358)          0              0       (22,840)             0
                                        ------------   --------  ----------   ---------      ---------    ----------     ----------
Increase (decrease) in net assets
   from contract transactions .......      1,153,436    753,423   4,284,988   1,288,569      1,476,111     6,221,490      1,302,840
                                        ------------   --------  ----------   ---------      ---------    ----------     ----------
Increase (decrease) in net assets....      1,263,361    838,712   4,939,358   1,618,070      1,776,823     6,814,199      1,665,324

Net assets at the beginning of year
  (note 1) ..........................        199,463     94,371     919,016     709,389        722,898     1,000,841        230,222
                                        ------------   --------  ----------   ---------      ---------    ----------     ----------
Net assets at the end of year .......   $  1,462,824    933,083   5,858,374   2,327,459      2,499,721     7,815,040      1,895,546
                                        ============   ========  ==========   =========      =========    ==========     ==========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ---------------------------------------------------------------------------------------
                                            PUTNAM VT     PUTNAM VT      PUTNAM VT    PUTNAM VT             VAN KAMPEN  VAN KAMPEN
                                            GROWTH AND  INTERNATIONAL       NEW          NEW     PUTNAM VT  GROWTH AND   EMERGING
                                              INCOME       EQUITY      OPPORTUNITIES    VALUE     VOYAGER     INCOME      GROWTH
                                           -----------  -------------  -------------  ---------  ---------  ----------  ----------
Operations
     Investment income (loss)- net ....... $    (2,599)       (29,843)      (2,153)    (2,834)    (4,162)     (1,137)       (412)
     Net realized gains
      (losses) on investments ............      12,351        193,893        8,090     16,068      2,826       4,253       2,666
     Net change in unrealized
      appreciation or depreciation
      on investments .....................     179,755        996,407       34,101    122,395     74,628      27,366       2,864
                                           -----------     ----------      -------    -------    -------     -------     -------
Net increase (decrease) in net
 assets resulting from operations ........     189,507      1,160,457       40,038    135,629     73,292      30,482       5,118
                                           -----------     ----------      -------    -------    -------     -------     -------
Contract transactions
 (notes 2, 3, 4 and 5):
     Contract purchase payments:               964,364      7,044,634      234,688    807,274    430,833     245,083      82,632
     Contract terminations, withdrawal
      payments and charges:                   (161,395)    (2,230,708)     (47,106)  (190,050)   (46,972)    (22,786)     44,965)
     Actuarial adjustments for
      mortality experience on annuities in
      payment period:                               0            (103)           0          0          0           0           0
     Annuity benefit payments:                      0          (4,579)           0          0          0           0           0
                                           -----------     ----------      -------    -------    -------     -------     -------
Increase (decrease) in net
 assets from contract transactions .......     802,969      4,809,244      187,582    617,224    383,861     222,297      37,667
                                           -----------     ----------      -------    -------    -------     -------     -------
Increase (decrease) in net assets ........     992,476      5,969,701      227,620    752,853    457,153     252,779      42,785

Net assets at the beginning of year
 (note 1) ................................     241,935      1,302,512       67,578    137,040    178,094           0           0
                                           -----------     ----------      -------    -------    -------     -------     -------
Net assets at the end of year ............ $ 1,234,411      7,272,213      295,198    889,893    635,247     252,779     142,785
                                           ===========     ==========      =======    =======    =======     =======     =======

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                            SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------------
                                                                                  WADDELL
                                                         WADDELL      WADDELL     & REED      WADDELL       WADDELL       WADDELL
                                           VAN KAMPEN    & REED       & REED     SMALL CAP    & REED        & REED        & REED
                                            COMSTOCK     GROWTH     CORE EQUITY   GROWTH      BALANCED   INTERNATIONAL INTERNATIONAL
                                                                                                              II
                                          -----------  ------------ ----------- ----------- ------------  ------------ ------------
Operations:

 Investment income (loss) - net.........  $   (5,259)   (2,205,880)    (58,631)   (837,293)  (1,360,109)     759,165        10,918
 Net realized gains (losses) on
   investments .........................       2,455   (88,764,482) (1,297,263) (6,760,723) (12,222,105)  (4,278,642)       28,165
 Net change in unrealized
   appreciation or depreciation
    on investments......................     146,053   128,776,175   3,307,709  33,657,567   56,301,546   48,964,735        43,921
                                          ----------   -----------  ----------  ----------  -----------  -----------   -----------
Net increase (decrease) in net
assets resulting from operations........     143,249    37,805,813   1,951,815  26,059,551   42,719,332   45,445,258        83,004
                                          ----------   -----------  ----------  ----------  -----------  -----------   -----------
Contract transactions (notes 2,3,4
    and 5):

 Contract purchase payments:               1,373,168    86,902,649     911,177   3,491,413    4,918,321   16,103,181     1,270,603
 Contract terminations, withdrawal
   payments and charges:                      (8,768) (113,914,219) (3,014,411) (9,472,952) (42,891,187) (23,594,918)     (404,165)
 Actuarial adjustments for mortality
   experience on annuities in payment
    period:                                        0       (11,557)     (1,449)     (8,765)     (16,994)     (10,104)            0
 Annuity benefit payments:                         0      (346,937)    (66,997)   (158,754)    (571,573)    (256,744)            0
                                          ----------   -----------  ----------  ----------  -----------  -----------   -----------
Increase (decrease) in net assets
from contract transactions..............   1,364,400   (27,370,064) (2,171,680) (6,149,058) (38,561,433)  (7,758,585)      866,438
                                          ----------   -----------  ----------  ----------  -----------  -----------   -----------
Increase (decrease) in net assets.......   1,507,649    10,435,749    (219,865) 19,910,493    4,157,899   37,686,673       949,442
Net assets at the beginning of year
 (note 1)...............................           0   181,641,666  11,773,521  61,064,365  242,638,047  107,934,334             0
                                          ----------   -----------  ----------  ----------  -----------  -----------   -----------
Net assets at the end of year ..........  $1,507,649   192,077,415  11,553,656  80,974,858  246,795,946  145,621,007       949,442
                                          ==========   ===========  ==========  ==========  ===========  ===========   ===========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                      ------------------------------------------------------------------------------
                                                      WADDELL & REED  WADDELL & REED                  WADDELL & REED  WADDELL & REED
                                                         MICRO-CAP      SMALL CAP     WADDELL & REED     SCIENCE &         ASSET
                                                          GROWTH          VALUE           VALUE         TECHNOLOGY       STRATEGY
                                                      --------------  --------------  --------------  --------------  --------------
Operations:

     Investment income (loss) - net................   $   (217,384)        (355,179)      (430,071)          (670)       4,997
     Net realized gains (losses) on investments....     (2,333,470)        (133,644)    (2,173,226)        (4,419)       1,284
     Net change in unrealized appreciation or
       depreciation on investments.................      9,752,268       11,946,918     17,016,577         14,363       13,645
                                                      ------------       ----------     ----------        -------      -------
Net increase (decrease) in net assets resulting
  from operations..................................      7,201,414       11,458,095     14,413,280          9,274       19,926
                                                      ------------       ----------     ----------        -------      -------
Contract transactions (notes 2,3,4 and 5):

     Contract purchase payments:                         5,059,070        6,236,254      2,043,198        494,145      446,150
     Contract terminations, withdrawal payments
      and charges:                                      (3,257,690)      (5,837,019)   (10,310,306)       (96,735)      (1,330)
     Actuarial adjustments for mortality experience
       on annuities in payment period:                        (587)          (3,543)        (8,089)             0            0
     Annuity benefit payments:                             (33,498)         (67,365)      (161,947)             0            0
                                                      ------------       ----------     ----------        -------      -------
Increase (decrease) in net assets from contract
  transactions.....................................      1,767,295          328,327     (8,437,144)       397,410      444,820
                                                      ------------       ----------     ----------        -------      -------
Increase (decrease) in net assets..................      8,968,709       11,786,422      5,976,136        406,684      464,746
Net assets at the beginning of year (note 1).......     14,309,710       25,038,865     62,482,210              0            0
                                                      ------------       ----------     ----------        -------      -------
Net assets at the end of year......................   $ 23,278,419       36,825,287     68,458,346        406,684      464,746
                                                      ============       ==========     ==========        =======      =======

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(1) ORGANIZATION AND BASIS OF PRESENTATION

The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota
Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers nine types of contracts consisting of sixty-one segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value), MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value), MultiOption Advisor, MegAnnuity, Adjustable Income Annuity and Waddell & Reed Advisors Retirement Builder. The Account's mortality and expense risk charge and administrative charge vary based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the sixty-one segregated sub-accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc., AIM Variable Insurance Funds, American Century Variable Portfolios, Inc., Credit Suisse Trust, Fidelity Variable Products Insurance Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Panorama Series Fund, Inc., Putnam Variable Trust, Van Kampen Funds and Waddell & Reed Target Funds, Inc. (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Advantus International Bond Portfolio which is non-diversified), open-end management investment company.

On September 22, 2003, the Advantus Series Fund, Inc. and Waddell & Reed Target Funds, Inc. completed a tax free exchange where the shares of the Advantus Growth and Advantus Capital Appreciation Portfolios were combined into Waddell & Reed Growth, and the Advantus Asset Allocation, Advantus International Stock, Advantus Value Stock, Advantus Small Company Value, Advantus Macro-Cap Value and Advantus Micro-Cap Value Portfolios were exchanged for shares of Waddell & Reed Balanced, Waddell & Reed International II, Waddell & Reed Value, Waddell & Reed Small-Cap Growth, Waddell & Reed Core Equity and Waddell & Reed Micro-Cap Value, respectively.

Payments allocated to the Advantus Bond, Advantus Money Market, Advantus Index 500, Advantus Mortgage Securities, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends, AIM V.I. Premier Equity, American Century Income and Growth,

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(1) ORGANIZATION AND BASIS OF PRESENTATION - CONTINUED

American Century Ultra, American Century Value, Credit Suisse Global Post-Venture Capital, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid-Cap, Franklin Large Cap Growth Securities, Franklin Mutual Shares Securities, Franklin Small Cap, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus Aspen International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Van Kampen Comstock, Van Kampen Emerging Growth, Van Kampen Growth and Income, Waddell & Reed Balanced, Waddell & Reed Growth, Waddell & Reed International II, Waddell & Reed Small Cap Growth, Waddell & Reed Value, Waddell & Reed Micro-Cap Growth, Waddell & Reed Small Cap Value, Waddell & Reed Core Equity, Waddell & Reed Asset Strategy, Waddell & Reed International, Waddell & Reed Science & Technology, Waddell & Reed Bond, Waddell & Reed Dividend Income, Waddell & Reed High Income, Waddell & Reed Limited-Term Bond, Waddell & Reed Money Market, Waddell & Reed Mortgage Securities, and Waddell & Reed Real Estate Securities segregated sub-accounts are invested in shares of the Bond, Money Market, Index 500, Mortgage Securities, Maturing Government Bond 2006, Maturing Government Bond 2010, International Bond, Index 400 Mid-Cap and Real Estate Securities Portfolios of the Advantus Series Fund, Inc.; Series II shares of AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends Fund, and AIM V.I. Premier Equity Funds of the AIM Variable Insurance Funds; Class II shares of American Century Income and Growth, American Century Ultra, and American Century Value Funds of the American Century Variable Portfolios, Inc.; Credit Suisse Global Post-Venture Capital Portfolio of Credit Suisse Trust; Service Class 2 shares of VIP Contrafund, VIP Equity-Income, and VIP Mid-Cap Portfolios of Fidelity Variable Insurance Products Funds; Class 2 shares of Franklin Large Cap Growth Securities, Franklin Mutual Shares Securities, Franklin Small Cap, Templeton Developing Markets Securities, and Templeton Global Asset Allocation Funds of Franklin Templeton Variable Insurance Products Trust; Service shares of Janus Balanced, Janus Capital Appreciation, and Janus Aspen International Growth Portfolios of Janus Aspen Series; Service shares of MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, and MFS Value Series of MFS Variable Insurance Trust; Service shares of Oppenheimer Capital Appreciation and Oppenheimer High Income Funds of Oppenheimer Variable Account Funds; Service shares of Oppenheimer International Growth Fund of Panorama Series Fund, Inc.; IB shares of Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT New Value, and Putnam VT Voyager Funds of Putnam Variable Trust; Class 2 shares of Van Kampen Comstock, Van Kampen Emerging Growth, and Van Kampen Growth and Income of Van Kampen Funds; Waddell & Reed Balanced, Waddell & Reed Growth, Waddell & Reed International II, Waddell & Reed Small Cap Growth, Waddell & Reed Value, Waddell & Reed Micro-Cap Growth, Waddell &

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(1) ORGANIZATION AND BASIS OF PRESENTATION - CONTINUED

Reed Small Cap Value, Waddell & Reed Core Equity, Waddell & Reed Asset Strategy, Waddell & Reed International, Waddell & Reed Science & Technology, Waddell & Reed Bond, Waddell & Reed Dividend Income, Waddell & Reed High Income, Waddell & Reed Limited-Term Bond, Waddell & Reed Money Market, Waddell & Reed Mortgage Securities, and Waddell & Reed Real Estate Securities Portfolios of Waddell & Reed Target Funds, Inc., respectively.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Advantus Series Fund, Inc. Both Securian and Advantus are affiliate companies of Minnesota Life.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

INVESTMENTS IN UNDERLYING FUNDS

Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by the Underlying Funds. Investment transactions are recorded on a trade date basis. Effective January 1, 2003, the cost of investments sold is determined on the FIFO basis. Prior to January 1, 2003, the cost of investments sold was determined on the average cost method. The financial statement impact of this change in determining the cost of investments sold does not change the net assets of the sub-account and is limited to classification changes between realized and unrealized gains and losses. Management has determined that the reclassification amounts were not material.

All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The underlying Advantus Series Fund, Inc. Portfolios, and other non-affiliated Funds, may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

FEDERAL INCOME TAXES

The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

income or capital gain distributions received by the Account from the underlying Funds. Any applicable taxes will be the responsibility of the contract holders or beneficiaries upon termination or withdrawals are payable on investment.

CONTRACTS IN ANNUITY PAYMENT PERIOD

MULTIOPTION FLEX/SINGLE/SELECT, MULTIOPTION CLASSIC/ACHIEVER, MULTIOPTION ADVISOR AND WADDELL & REED ADVISORS RETIREMENT BUILDER:

Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

MEGANNUITY:

Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table, using an assumed interest rate of 3.50 percent.

ADJUSTABLE INCOME ANNUITY:

Annuity reserves are computed for currently payable contracts according to the Individual Annuity 1983 Table A using an assumed interest rate of 4.50 percent. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

(3) EXPENSES AND RELATED PARTY TRANSACTIONS

MULTIOPTION FLEX/SINGLE/SELECT:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

A contingent deferred sales charge paid may be imposed on a Multi-Option Flex/Single or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2004 and 2003, contingent deferred sales charges totaled $1,124,938 and $1,476,773, respectively.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

MULTIOPTION CLASSIC/ACHIEVER:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

A contingent deferred sales charge paid may be imposed on a Multi-Option Classic or Multi-Option Achiever contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2004 and 2003, contingent deferred sales charges totaled $887,634 and $773,089, respectively.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2004 and 2003.

Where allowed by law, we reserve the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

MULTIOPTION ADVISOR:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.20 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is equal, on an annual basis, to between 0.0 and 1.45 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2004 and 2003.

A contingent deferred sales charge paid may be imposed on a Multi-Option Advisor contract owner during the first ten years, if a contract's accumulation value is reduced by a withdrawal or

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

surrender. For the years ended December 31, 2004 and 2003, contingent deferred sales charges totaled $184,003 and $0, respectively.

Certain options have guaranteed minimum death or income benefits. These options mortality and expense charges range from 1.35 % to 2.65 %. There are no additional fees and charges associated with these guarantees.

MEGANNUITY:

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2004 and 2003.

ADJUSTABLE INCOME ANNUITY:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15 percent of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

      A sales charge up to 4.50 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2004 and 2003.

      A risk charge in the amount of 1.25 percent is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00 percent. No risk charges were deducted from contract purchase payments for the years ended December 31, 2004 and 2003.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

      A premium tax charge of up to 3.50 percent is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2004 and 2003.

WADDELL & REED ADVISORS RETIREMENT BUILDER:

The Waddell & Reed Advisors Retirement Builder product commenced operations on May 3, 2004.

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to between 1.25 percent and 1.35 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the period ended December 31, 2004.

A contingent deferred sales charge paid may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner during the first ten years, if a contract's accumulation value is reduced by a withdrawal or surrender. For the period ended December 31, 2004 contingent deferred sales charges totaled $0.

Certain options have guaranteed minimum death or income benefits. These optional mortality and expense charges range from .15 percent to .50 percent. There are no additional fees and charges associated with these guarantees.

OTHER

To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.60% of average daily net assets. In addition, the Advantus Series Fund, Inc., has adopted a Rule 12b-1 distribution plan covering all of its portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25% of average daily net assets to Securian. Advantus Series Fund, Inc. also pays an administrative service fee to Minnesota Life and for each portfolio pays an annual fee equal to 0.02% of net assets to State Street, Inc. for daily fund accounting services.

To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

Total mortality and expense charges and administrative charges for the year ended December 31, 2004 are listed in the following table:

                                                                                                                      ADVANTUS
                                                                     ADVANTUS        ADVANTUS        ADVANTUS         MATURING
                                                     ADVANTUS          MONEY           INDEX         MORTGAGE        GOVERNMENT
                                                       BOND            MARKET           500         SECURITIES       BOND 2006
                                                   -----------       ---------      ----------      ----------       ----------
  Adjustable Income Annuity                                 -               -        (598,752)              -               -
  MegAnnuity                                           (7,555)         (2,923)        (19,598)         (3,126)           (959)
  MultiOption Advisor
    1.20 % Variable Account Charge                   (101,609)        (29,145)        (39,297)        (65,109)              -
    1.35 % Variable Account Charge                    (57,037)        (15,846)        (20,125)        (33,035)              -
    1.45 % Variable Account Charge                    (16,347)         (6,096)         (2,599)         (4,699)              -
    1.50 % Variable Account Charge                     (3,254)         (1,132)         (1,675)         (1,420)              -
    1.55 % Variable Account Charge                    (71,139)        (26,008)        (25,399)        (35,952)              -
    1.60 % Variable Account Charge                     (3,889)         (1,141)            (79)           (551)              -
    1.65 % Variable Account Charge                     (1,646)         (1,433)              -               -               -
    1.70 % Variable Account Charge                    (56,268)         (9,418)        (38,204)        (29,155)              -
    1.75 % Variable Account Charge                       (770)            (69)              -               -               -
    1.80 % Variable Account Charge                    (12,111)         (2,249)         (5,131)         (9,709)              -
    1.85 % Variable Account Charge                     (3,669)         (1,677)           (399)         (1,279)              -
    1.90 % Variable Account Charge                     (8,922)         (1,017)         (2,751)         (3,480)              -
    1.95 % Variable Account Charge                     (9,699)         (2,676)           (713)           (332)              -
    2.00 % Variable Account Charge                       (186)            (59)              -             (51)              -
    2.05 % Variable Account Charge                     (6,968)         (6,228)            (95)           (850)              -
    2.15 % Variable Account Charge                     (2,568)           (791)              -            (603)              -
    2.20 % Variable Account Charge                     (1,117)           (851)              -          (1,179)              -
    2.25 % Variable Account Charge                     (1,640)           (454)              -               -               -
    2.30 % Variable Account Charge                       (604)           (256)         (1,155)           (314)              -
    2.35 % Variable Account Charge                        (39)              -               -               -               -
    2.40 % Variable Account Charge                     (1,137)            (14)              -             (12)              -
    2.55 % Variable Account Charge                       (477)           (311)              -               -               -
    2.65 % Variable Account Charge                     (1,076)           (933)           (399)              -               -
  MultiOption Classic/Achiever                       (429,561)       (114,440)       (369,088)       (544,535)         (5,229)
  MultiOption Flex/Single/Select                   (1,146,260)       (250,202)     (1,760,274)     (1,099,182)        (90,720)
  Waddell and Reed Advisors Retirement Builder              -               -               -               -               -
                                                   ----------        --------      ----------      ----------         -------
Total Expenses                                     (1,945,548)       (475,369)     (2,885,733)     (1,834,573)        (96,908)
                                                   ==========        ========      ==========      ==========         =======

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                    ADVANTUS
                                                    MATURING      ADVANTUS     ADVANTUS      ADVANTUS       AIM V.I.
                                                   GOVERNMENT  INTERNATIONAL  INDEX 400    REAL ESTATE     AGGRESSIVE
                                                    BOND 2010      BOND        MID-CAP      SECURITIES       GROWTH
                                                   ----------  -------------  ----------   -----------    -----------
  Adjustable Income Annuity                               -             -             -             -             -
  MegAnnuity                                           (128)       (1,133)       (2,123)       (2,840)            -
  MultiOption Advisor
    1.20 % Variable Account Charge                        -             -       (22,312)      (43,167)       (3,093)
    1.35 % Variable Account Charge                        -             -       (14,142)      (26,877)       (3,947)
    1.45 % Variable Account Charge                        -             -        (3,212)       (5,062)         (421)
    1.50 % Variable Account Charge                        -             -          (726)       (2,305)            -
    1.55 % Variable Account Charge                        -             -       (19,477)      (41,463)       (1,578)
    1.60 % Variable Account Charge                        -             -        (1,249)         (948)            -
    1.65 % Variable Account Charge                        -             -          (527)         (326)            -
    1.70 % Variable Account Charge                        -             -       (19,875)      (26,610)         (806)
    1.75 % Variable Account Charge                        -             -          (637)         (119)            -
    1.80 % Variable Account Charge                        -             -        (6,772)       (7,019)            -
    1.85 % Variable Account Charge                        -             -        (1,530)       (1,802)         (171)
    1.90 % Variable Account Charge                        -             -        (2,238)       (3,907)            -
    1.95 % Variable Account Charge                        -             -        (3,763)       (3,628)            -
    2.00 % Variable Account Charge                        -             -          (110)         (113)            -
    2.05 % Variable Account Charge                        -             -        (2,341)       (3,544)            -
    2.15 % Variable Account Charge                        -             -          (893)         (774)            -
    2.20 % Variable Account Charge                        -             -          (450)         (282)            -
    2.25 % Variable Account Charge                        -             -          (573)         (382)            -
    2.30 % Variable Account Charge                        -             -          (181)         (928)            -
    2.35 % Variable Account Charge                        -             -           (39)            -             -
    2.40 % Variable Account Charge                        -             -          (460)         (336)            -
    2.55 % Variable Account Charge                        -             -           (98)            -             -
    2.65 % Variable Account Charge                        -             -          (290)         (104)            -
  MultiOption Classic/Achiever                       (9,904)     (140,741)      (98,912)     (200,729)       (6,608)
  MultiOption Flex/Single/Select                    (80,063)     (467,832)     (192,213)     (283,530)            -
  Waddell and Reed Advisors Retirement Builder            -             -             -             -             -
                                                    -------      --------      --------      --------       -------
Total Expenses                                      (90,095)     (609,706)     (395,143)     (656,795)      (16,624)
                                                    =======      ========      ========      ========       =======

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                                  AIM V.I.                  AMERICAN
                                                                   DENT        AIM V.I.      CENTURY       AMERICAN
                                                    AIM V.I.    DEMOGRAPHIC     PREMIER      INCOME         CENTURY
                                                    BALANCED       TRENDS       EQUITY     AND GROWTH        ULTRA
                                                    --------    -----------    --------    -----------     ---------
  Adjustable Income Annuity                               -             -             -             -             -
  MegAnnuity                                              -             -             -             -             -
  MultiOption Advisor
    1.20 % Variable Account Charge                   (6,235)       (2,266)         (949)       (9,344)      (74,227)
    1.35 % Variable Account Charge                   (1,392)       (1,320)         (704)       (3,733)      (43,652)
    1.45 % Variable Account Charge                      (61)            -           (28)         (809)      (14,752)
    1.50 % Variable Account Charge                      (71)         (121)            -          (242)       (2,614)
    1.55 % Variable Account Charge                   (2,138)       (1,107)         (612)       (7,296)      (70,182)
    1.60 % Variable Account Charge                        -             -             -             -        (3,727)
    1.65 % Variable Account Charge                        -             -             -             -        (1,571)
    1.70 % Variable Account Charge                   (4,221)         (645)         (700)       (4,523)      (42,032)
    1.75 % Variable Account Charge                        -             -             -             -          (499)
    1.80 % Variable Account Charge                   (3,713)          (34)            -        (7,448)       (7,079)
    1.85 % Variable Account Charge                        -             -           (52)         (174)       (5,465)
    1.90 % Variable Account Charge                   (1,826)            -             -        (1,668)       (7,400)
    1.95 % Variable Account Charge                     (159)            -             -          (488)      (10,161)
    2.00 % Variable Account Charge                        -             -             -             -          (321)
    2.05 % Variable Account Charge                     (116)            -             -          (202)       (7,441)
    2.15 % Variable Account Charge                        -             -             -             -        (2,685)
    2.20 % Variable Account Charge                        -             -             -             -        (1,585)
    2.25 % Variable Account Charge                        -             -             -             -        (1,673)
    2.30 % Variable Account Charge                        -             -             -          (896)         (529)
    2.35 % Variable Account Charge                        -             -             -           (39)            -
    2.40 % Variable Account Charge                        -             -             -           (87)       (1,457)
    2.55 % Variable Account Charge                        -             -             -             -          (324)
    2.65 % Variable Account Charge                        -             -             -             -          (907)
  MultiOption Classic/Achiever                       (5,941)       (3,341)       (4,448)      (12,086)      (66,933)
  MultiOption Flex/Single/Select                          -             -             -             -             -
  Waddell and Reed Advisors Retirement Builder            -             -             -             -             -
                                                    -------        ------        ------       -------      --------
Total Expenses                                      (25,873)       (8,834)       (7,493)      (49,035)     (367,216)
                                                    =======        ======        ======       =======      ========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                               CREDIT SUISSE
                                                    AMERICAN       GLOBAL
                                                    CENTURY     POST-VENTURE  FIDELITY VIP  FIDELITY VIP   FIDELITY VIP
                                                     VALUE        CAPITAL      CONTRAFUND   EQUITY-INCOME    MID-CAP
                                                    --------   -------------  ------------  -------------  ------------
  Adjustable Income Annuity                               -             -             -              -             -
  MegAnnuity                                              -          (236)         (811)          (778)         (989)
  MultiOption Advisor
    1.20 % Variable Account Charge                  (10,828)            -       (35,376)      (123,507)      (31,052)
    1.35 % Variable Account Charge                   (9,190)            -       (12,450)       (61,978)      (21,743)
    1.45 % Variable Account Charge                     (515)            -        (1,915)       (18,965)       (3,721)
    1.50 % Variable Account Charge                     (135)            -        (1,384)        (3,543)       (1,217)
    1.55 % Variable Account Charge                   (8,105)            -       (24,694)      (102,639)      (23,864)
    1.60 % Variable Account Charge                     (194)            -             -         (4,819)         (195)
    1.65 % Variable Account Charge                     (247)            -          (104)        (2,379)          (65)
    1.70 % Variable Account Charge                   (6,253)            -       (13,955)       (60,605)      (19,557)
    1.75 % Variable Account Charge                        -             -          (458)          (660)          (50)
    1.80 % Variable Account Charge                   (3,636)            -        (1,129)       (22,705)       (3,407)
    1.85 % Variable Account Charge                   (1,422)            -          (769)        (6,491)         (753)
    1.90 % Variable Account Charge                      (78)            -        (3,078)        (9,581)       (1,694)
    1.95 % Variable Account Charge                        -             -        (1,128)       (14,175)         (976)
    2.00 % Variable Account Charge                        -             -             -           (432)          (39)
    2.05 % Variable Account Charge                     (431)            -        (1,231)        (9,135)         (667)
    2.15 % Variable Account Charge                        -             -             -         (3,419)         (409)
    2.20 % Variable Account Charge                        -             -           (37)        (2,315)         (198)
    2.25 % Variable Account Charge                        -             -            (1)        (2,173)            -
    2.30 % Variable Account Charge                     (323)            -        (1,596)        (1,889)         (411)
    2.35 % Variable Account Charge                        -             -           (78)           (77)            -
    2.40 % Variable Account Charge                      (99)            -          (134)        (1,832)         (140)
    2.55 % Variable Account Charge                        -             -             -           (581)            -
    2.65 % Variable Account Charge                        -             -          (803)        (1,327)            -
  MultiOption Classic/Achiever                      (25,950)      (13,770)     (214,870)      (298,851)     (201,353)
  MultiOption Flex/Single/Select                          -       (15,479)     (189,104)      (234,685)     (178,151)
  Waddell and Reed Advisors Retirement Builder            -             -             -              -             -
                                                    -------       -------      --------       --------      --------
Total Expenses                                      (67,406)      (29,485)     (505,105)      (989,541)     (490,651)
                                                    =======       =======      ========       ========      ========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                    FRANKLIN                                 TEMPLETON
                                                    LARGE CAP    FRANKLIN                    DEVELOPING     TEMPLETON
                                                     GROWTH    MUTUAL SHARES    FRANKLIN      MARKETS     GLOBAL ASSET
                                                   SECURITIES   SECURITIES      SMALL CAP    SECURITIES    ALLOCATION
                                                   ----------  -------------    ---------    ----------   -----------
  Adjustable Income Annuity                               -             -             -             -             -
  MegAnnuity                                              -             -          (452)         (718)         (463)
  MultiOption Advisor
    1.20 % Variable Account Charge                   (6,238)       (8,218)      (12,687)      (12,855)            -
    1.35 % Variable Account Charge                   (4,794)       (6,304)       (6,596)       (5,665)            -
    1.45 % Variable Account Charge                     (230)       (1,033)         (380)       (1,024)            -
    1.50 % Variable Account Charge                     (204)         (228)       (1,176)       (1,231)            -
    1.55 % Variable Account Charge                   (3,385)      (10,642)      (10,705)      (11,630)            -
    1.60 % Variable Account Charge                     (191)            -             -          (101)            -
    1.65 % Variable Account Charge                     (153)            -             -          (123)            -
    1.70 % Variable Account Charge                   (2,862)       (3,939)       (7,908)       (4,973)            -
    1.75 % Variable Account Charge                     (429)            -             -           (36)            -
    1.80 % Variable Account Charge                     (631)       (1,548)       (2,410)         (694)            -
    1.85 % Variable Account Charge                      (60)       (1,068)         (441)         (753)            -
    1.90 % Variable Account Charge                     (517)         (509)       (1,270)         (518)            -
    1.95 % Variable Account Charge                      (19)       (1,095)          (87)          (40)            -
    2.00 % Variable Account Charge                        -           (53)          (51)          (19)            -
    2.05 % Variable Account Charge                      (79)         (526)          (97)         (586)            -
    2.15 % Variable Account Charge                        -             -             -             -             -
    2.20 % Variable Account Charge                        -             -          (116)          (77)            -
    2.25 % Variable Account Charge                        -             -             -            (0)            -
    2.30 % Variable Account Charge                        -            (1)          (55)         (256)            -
    2.35 % Variable Account Charge                        -             -             -           (42)            -
    2.40 % Variable Account Charge                        -          (129)            -          (223)            -
    2.55 % Variable Account Charge                        -             -             -             -             -
    2.65 % Variable Account Charge                        -             -             -             -             -
  MultiOption Classic/Achiever                       (8,214)      (22,845)      (87,844)      (62,595)      (45,664)
  MultiOption Flex/Single/Select                          -             -       (66,563)      (91,678)      (38,767)
  Waddell and Reed Advisors Retirement Builder            -             -             -             -             -
                                                    -------       -------      --------      --------       -------
Total Expenses                                      (28,006)      (58,138)     (198,838)     (195,837)      (84,894)
                                                    =======       =======      ========      ========       =======

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                      JANUS        JANUS         JANUS           MFS          MFS
                                                      ASPEN    ASPEN CAPITAL  INTERNATIONAL   INVESTORS     MID CAP
                                                    BALANCED    APPRECIATION     GROWTH      GROWTH STOCK   GROWTH
                                                    --------   -------------  -------------  ------------   ------
  Adjustable Income Annuity                               -             -             -             -            -
  MegAnnuity                                              -          (518)         (575)            -            -
  MultiOption Advisor
    1.20 % Variable Account Charge                   (9,663)       (3,887)       (7,722)       (2,605)      (4,867)
    1.35 % Variable Account Charge                   (2,314)       (2,906)       (5,309)       (1,846)      (1,726)
    1.45 % Variable Account Charge                     (194)          (66)         (910)         (481)         (21)
    1.50 % Variable Account Charge                        -          (163)         (215)         (219)        (664)
    1.55 % Variable Account Charge                   (7,154)       (5,773)       (4,000)       (2,200)      (3,106)
    1.60 % Variable Account Charge                        -             -             -             -            -
    1.65 % Variable Account Charge                        -          (199)         (114)            -            -
    1.70 % Variable Account Charge                   (2,653)       (1,162)       (3,418)       (1,144)      (1,257)
    1.75 % Variable Account Charge                        -             -          (168)            -         (298)
    1.80 % Variable Account Charge                     (389)       (1,095)         (446)         (814)        (236)
    1.85 % Variable Account Charge                      (25)          (18)         (839)         (338)        (207)
    1.90 % Variable Account Charge                      (79)            -          (185)          (46)           -
    1.95 % Variable Account Charge                        -             -          (239)            -            -
    2.00 % Variable Account Charge                        -             -           (75)            -            -
    2.05 % Variable Account Charge                     (215)          (90)         (517)            -            -
    2.15 % Variable Account Charge                        -             -           (79)            -         (129)
    2.20 % Variable Account Charge                        -             -           (66)            -            -
    2.25 % Variable Account Charge                        -             -          (481)            -            -
    2.30 % Variable Account Charge                        -             -          (119)            -            -
    2.35 % Variable Account Charge                        -             -             -             -            -
    2.40 % Variable Account Charge                     (137)           (4)           (3)            -            -
    2.55 % Variable Account Charge                        -             -             -             -            -
    2.65 % Variable Account Charge                        -             -             -             -            -
  MultiOption Classic/Achiever                      (13,267)     (126,166)     (108,308)       (8,585)      (7,283)
  MultiOption Flex/Single/Select                          -      (103,090)      (85,669)            -            -
  Waddell and Reed Advisors Retirement Builder            -             -             -             -            -
                                                    -------      --------      --------       -------      -------
Total Expenses                                      (36,090)     (245,137)     (219,457)      (18,278)     (19,794)
                                                    =======      ========      ========       =======      =======

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                    MFS               OPPENHEIMER                 OPPENHEIMER
                                                    NEW       MFS       CAPITAL     OPPENHEIMER  INTERNATIONAL
                                                 DISCOVERY   VALUE    APPRECIATION  HIGH INCOME     GROWTH
                                                 ---------  --------  ------------  -----------  -------------
   Adjustable Income Annuity                            -         -           -             -           -
   MegAnnuity                                           -         -           -             -           -
   MultiOption Advisor
       1.20 % Variable Account Charge             (25,541)   (4,449)     (7,601)      (32,975)     (8,698)
       1.35 % Variable Account Charge             (14,374)   (4,738)    (10,299)      (21,293)     (7,808)
       1.45 % Variable Account Charge              (4,165)      (52)       (190)       (6,738)       (744)
       1.50 % Variable Account Charge              (1,466)   (1,015)     (1,271)       (1,005)       (676)
       1.55 % Variable Account Charge             (23,174)   (6,018)     (2,715)      (40,036)     (3,668)
       1.60 % Variable Account Charge              (1,418)        -           -        (1,537)          -
       1.65 % Variable Account Charge                (489)        -        (152)         (501)          -
       1.70 % Variable Account Charge             (17,080)   (2,280)     (3,236)      (13,713)     (7,157)
       1.75 % Variable Account Charge                 (37)        -           -          (582)          -
       1.80 % Variable Account Charge              (2,467)     (412)          -        (9,879)     (1,593)
       1.85 % Variable Account Charge              (1,660)     (406)        (60)       (1,261)     (1,402)
       1.90 % Variable Account Charge              (2,426)     (268)       (663)       (1,795)       (343)
       1.95 % Variable Account Charge              (4,105)        -        (171)       (4,559)       (111)
       2.00 % Variable Account Charge                  (4)        -         (50)         (113)          -
       2.05 % Variable Account Charge              (2,609)      (89)       (193)       (1,745)        (46)
       2.15 % Variable Account Charge                (808)        -        (493)       (1,293)       (384)
       2.20 % Variable Account Charge                (454)        -        (229)         (590)       (290)
       2.25 % Variable Account Charge                   -         -           -          (705)          -
       2.30 % Variable Account Charge                (526)        -          (9)         (412)       (223)
       2.35 % Variable Account Charge                   -         -           -            --         (39)
       2.40 % Variable Account Charge                (718)        -          (5)          (22)          -
       2.55 % Variable Account Charge                 (92)        -           -          (196)          -
       2.65 % Variable Account Charge                (319)        -           -          (446)          -
   MultiOption Classic/Achiever                   (26,157)  (21,949)    (26,531)      (37,638)    (15,942)
   MultiOption Flex/Single/Select                       -         -           -             -           -
   Waddell and Reed Advisors Retirement Builder         -         -           -             -           -
                                                 --------   -------     -------      --------     -------
Total Expenses                                   (130,089)  (41,676)    (53,868)     (179,034)    (49,124)
                                                 --------   -------     -------      --------     -------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                   PUTNAM VT     PUTNAM VT       PUTNAM VT     PUTNAM VT
                                                  GROWTH AND   INTERNATIONAL       NEW            NEW      PUTNAM VT
                                                    INCOME         GROWTH      OPPORTUNITIES     VALUE      VOYAGER
                                                  ----------   -------------   -------------   ---------   ---------
   Adjustable Income Annuity                             -              -             -              -           -
   MegAnnuity                                            -              -             -              -           -
   MultiOption Advisor
       1.20 % Variable Account Charge               (5,262)       (24,688)         (463)        (2,709)     (1,595)
       1.35 % Variable Account Charge               (1,975)       (19,721)         (714)        (2,973)       (671)
       1.45 % Variable Account Charge                  (57)        (5,672)            -            (26)       (295)
       1.50 % Variable Account Charge                    -         (1,256)            -           (484)        (79)
       1.55 % Variable Account Charge               (3,248)       (25,995)         (965)        (6,240)     (1,012)
       1.60 % Variable Account Charge                    -         (1,339)            -              -           -
       1.65 % Variable Account Charge                    -           (661)            -              -           -
       1.70 % Variable Account Charge               (1,579)       (11,690)          (38)        (1,642)       (821)
       1.75 % Variable Account Charge                 (441)            --             -             --           -
       1.80 % Variable Account Charge                 (411)        (2,980)            -            (15)       (626)
       1.85 % Variable Account Charge                    -         (1,140)            -            (19)          -
       1.90 % Variable Account Charge                 (283)        (2,858)            -           (568)        (46)
       1.95 % Variable Account Charge                    -         (3,321)          (87)             -           -
       2.00 % Variable Account Charge                    -            (62)            -              -           -
       2.05 % Variable Account Charge                  (55)        (2,614)          (48)             -           -
       2.15 % Variable Account Charge                    -           (817)            -              -           -
       2.20 % Variable Account Charge                    -           (292)            -              -           -
       2.25 % Variable Account Charge                    -              -             -              -           -
       2.30 % Variable Account Charge                    -           (349)            -              -        (345)
       2.35 % Variable Account Charge                    -             --             -              -           -
       2.40 % Variable Account Charge                    -           (747)            -              -           -
       2.55 % Variable Account Charge                    -           (240)            -              -           -
       2.65 % Variable Account Charge                    -           (450)            -              -           -
   MultiOption Classic/Achiever                     (8,048)       (31,446)       (2,008)        (6,567)     (5,398)
   MultiOption Flex/Single/Select                        -              -             -              -           -
   Waddell and Reed Advisors Retirement Builder          -              -             -              -           -
                                                   -------       --------        ------        -------     -------
Total Expenses                                     (21,359)      (138,338)       (4,323)       (21,243)    (10,888)
                                                   -------       --------        ------        -------     -------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                               VAN KAMPEN   VAN KAMPEN
                                                  VAN KAMPEN    EMERGING    GROWTH AND   WADDELL & REED   WADDELL & REED
                                                   COMSTOCK      GROWTH       INCOME        BALANCED          GROWTH
                                                  ----------   ----------   ----------   --------------   --------------
   Adjustable Income Annuity                             -            -            -                 -               -
   MegAnnuity                                            -            -            -            (7,466)        (13,411)
   MultiOption Advisor
       1.20 % Variable Account Charge               (7,159)        (720)      (1,692)          (10,964)         (3,782)
       1.35 % Variable Account Charge              (12,299)      (1,105)      (3,784)           (6,183)         (2,534)
       1.45 % Variable Account Charge               (1,471)          (9)         (19)             (449)           (109)
       1.50 % Variable Account Charge                 (307)        (120)           -              (100)           (204)
       1.55 % Variable Account Charge              (11,429)        (519)      (1,638)          (36,470)        (20,169)
       1.60 % Variable Account Charge                    -            -            -              (516)              -
       1.65 % Variable Account Charge                    -            -            -              (208)              -
       1.70 % Variable Account Charge               (6,250)        (390)        (837)          (15,055)         (6,808)
       1.75 % Variable Account Charge                    -            -            -                 -               -
       1.80 % Variable Account Charge                 (396)           -         (612)             (779)           (165)
       1.85 % Variable Account Charge                 (901)           -          (18)                -             (29)
       1.90 % Variable Account Charge                 (626)           -         (162)           (1,904)         (1,132)
       1.95 % Variable Account Charge                  (35)           -            -              (976)            (67)
       2.00 % Variable Account Charge                  (68)           -            -               (53)            (44)
       2.05 % Variable Account Charge               (1,093)           -            -              (296)           (180)
       2.15 % Variable Account Charge                    -            -            -                 -               -
       2.20 % Variable Account Charge                 (462)           -            -                 -            (159)
       2.25 % Variable Account Charge                    -            -            -                 -               -
       2.30 % Variable Account Charge                 (143)           -            -              (566)              -
       2.35 % Variable Account Charge                    -            -            -                 -               -
       2.40 % Variable Account Charge                   (5)           -            -              (129)              -
       2.55 % Variable Account Charge                    -            -            -                 -               -
       2.65 % Variable Account Charge                    -            -            -                 -               -
   MultiOption Classic/Achiever                          -            -            -          (266,268)       (230,908)
   MultiOption Flex/Single/Select                        -            -            -        (2,520,832)     (1,862,517)
   Waddell and Reed Advisors Retirement Builder
       1.25 % Variable Account Charge                    -            -            -              (840)         (3,728)
       1.40 % Variable Account Charge                    -            -            -              (222)         (1,699)
       1.50 % Variable Account Charge                    -            -            -                 -          (1,466)
       1.60 % Variable Account Charge                    -            -            -              (498)         (1,714)
       1.65 % Variable Account Charge                    -            -            -              (107)            (70)
       1.75 % Variable Account Charge                    -            -            -            (1,889)         (7,657)
       1.85 % Variable Account Charge                    -            -            -              (660)           (297)
       1.90 % Variable Account Charge                    -            -            -              (972)         (5,151)
       2.00 % Variable Account Charge                    -            -            -               (61)         (1,147)
       2.15 % Variable Account Charge                    -            -            -                 -            (179)
       2.25 % Variable Account Charge                    -            -            -                 -             (22)
       2.35 % Variable Account Charge                    -            -            -               (15)           (853)
                                                   -------       ------       ------        ----------      ----------
Total Expenses                                     (42,644)      (2,863)      (8,762)       (2,874,478)     (2,166,201)
                                                   -------       ------       ------        ----------      ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                                   WADDELL & REED                  WADDELL & REED  WADDELL & REED
                                                  WADDELL & REED     SMALL CAP     WADDELL & REED     MICRO-CAP      SMALL CAP
                                                 INTERNATIONAL II      GROWTH          VALUE           GROWTH          VALUE
                                                 ----------------  --------------  --------------  --------------  --------------
   Adjustable Income Annuity                                -               -               -               -               -
   MegAnnuity                                          (7,618)         (4,558)         (2,491)           (956)         (2,584)
   MultiOption Advisor
       1.20 % Variable Account Charge                 (59,724)         (5,909)         (3,256)         (6,945)        (23,882)
       1.35 % Variable Account Charge                 (31,211)         (2,372)         (1,160)         (3,261)         (8,962)
       1.45 % Variable Account Charge                  (8,663)           (180)           (260)           (171)         (1,031)
       1.50 % Variable Account Charge                  (1,746)           (254)              -            (121)           (808)
       1.55 % Variable Account Charge                 (58,651)         (4,877)         (4,110)         (9,082)        (16,481)
       1.60 % Variable Account Charge                  (2,333)           (185)              -               -            (189)
       1.65 % Variable Account Charge                  (1,031)              -               -               -            (264)
       1.70 % Variable Account Charge                 (40,306)         (5,783)         (2,752)         (2,314)        (10,806)
       1.75 % Variable Account Charge                    (362)              -               -             (23)           (215)
       1.80 % Variable Account Charge                  (3,575)           (216)            (13)           (583)         (5,579)
       1.85 % Variable Account Charge                  (3,317)           (179)             (1)           (850)         (1,877)
       1.90 % Variable Account Charge                  (4,012)           (826)           (806)           (123)           (364)
       1.95 % Variable Account Charge                  (7,335)           (155)           (263)              -            (948)
       2.00 % Variable Account Charge                    (219)              -             (14)              -             (89)
       2.05 % Variable Account Charge                  (4,472)           (219)           (344)              -          (1,071)
       2.15 % Variable Account Charge                  (1,651)           (187)           (673)              -            (117)
       2.20 % Variable Account Charge                  (1,274)            (83)              -               -            (304)
       2.25 % Variable Account Charge                  (1,189)              -               -               -            (683)
       2.30 % Variable Account Charge                    (760)           (454)           (134)             (5)           (640)
       2.35 % Variable Account Charge                       -               -               -               -               -
       2.40 % Variable Account Charge                    (848)             (1)           (130)             (1)            (96)
       2.55 % Variable Account Charge                    (106)              -               -               -               -
       2.65 % Variable Account Charge                    (120)              -               -               -               -
   MultiOption Classic/Achiever                      (237,603)       (135,917)        (92,795)        (70,528)       (166,513)
   MultiOption Flex/Single/Select                  (1,425,725)       (791,140)       (720,090)       (169,645)       (257,425)
   Waddell and Reed Advisors Retirement Builder
       1.25 % Variable Account Charge                  (1,719)         (1,461)         (3,521)           (705)         (1,490)
       1.40 % Variable Account Charge                    (355)           (474)         (1,250)           (207)         (1,450)
       1.50 % Variable Account Charge                    (195)           (291)           (363)            (40)           (196)
       1.60 % Variable Account Charge                    (508)           (563)         (1,210)            (74)           (654)
       1.65 % Variable Account Charge                     (45)            (43)            (91)            (43)            (68)
       1.75 % Variable Account Charge                  (2,247)         (4,314)         (5,140)         (1,630)         (2,896)
       1.85 % Variable Account Charge                     (69)           (351)            (88)           (103)            (82)
       1.90 % Variable Account Charge                  (1,541)         (3,126)         (3,778)         (1,336)         (1,734)
       2.00 % Variable Account Charge                    (824)           (853)         (1,137)           (749)         (1,065)
       2.15 % Variable Account Charge                       -            (180)           (179)              -               -
       2.25 % Variable Account Charge                     (14)             (4)            (17)              -             (14)
       2.35 % Variable Account Charge                    (281)           (421)           (531)           (101)           (434)
                                                   ----------        --------        --------        --------        --------
Total Expenses                                     (1,911,649)       (965,576)       (846,597)       (269,596)       (511,011)
                                                   ----------        --------        --------        --------        --------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                                   WADDELL & REED                    WADDELL & REED
                                                  WADDELL & REED       ASSET        WADDELL & REED     SCIENCE &      WADDELL & REED
                                                    CORE EQUITY       STRATEGY      INTERNATIONAL      TECHNOLOGY          BOND
                                                  --------------   --------------   --------------   --------------   --------------
   Adjustable Income Annuity                               -                -                -                -               -
   MegAnnuity                                           (481)               -                -                -               -
   MultiOption Advisor                                     -
       1.20 % Variable Account Charge                 (1,073)          (3,044)          (4,581)          (2,807)              -
       1.35 % Variable Account Charge                   (725)            (945)          (2,049)          (1,163)              -
       1.45 % Variable Account Charge                    (27)             (32)             (69)            (524)              -
       1.50 % Variable Account Charge                      -             (236)            (179)             (55)              -
       1.55 % Variable Account Charge                 (1,585)          (3,565)          (3,921)            (800)              -
       1.60 % Variable Account Charge                      -             (522)               -                -               -
       1.65 % Variable Account Charge                      -                -                -                -               -
       1.70 % Variable Account Charge                   (669)          (1,769)          (1,567)          (5,411)              -
       1.75 % Variable Account Charge                      -                -                -              (23)              -
       1.80 % Variable Account Charge                      -              (56)            (488)             (15)              -
       1.85 % Variable Account Charge                    (35)             (34)            (223)            (250)              -
       1.90 % Variable Account Charge                      -              (17)          (1,908)             (94)              -
       1.95 % Variable Account Charge                      -             (580)             (40)            (112)              -
       2.00 % Variable Account Charge                      -                -                -                -               -
       2.05 % Variable Account Charge                      -             (283)            (333)             (66)              -
       2.15 % Variable Account Charge                      -                -                -                -               -
       2.20 % Variable Account Charge                      -                -                -                -               -
       2.25 % Variable Account Charge                      -                -                -                -               -
       2.30 % Variable Account Charge                      -                -                -             (526)              -
       2.35 % Variable Account Charge                      -                -                -                -               -
       2.40 % Variable Account Charge                      -             (129)               -                -               -
       2.55 % Variable Account Charge                      -                -                -                -               -
       2.65 % Variable Account Charge                      -                -             (307)               -               -
   MultiOption Classic/Achiever                      (43,144)          (1,093)          (2,431)          (1,806)              -
   MultiOption Flex/Single/Select                    (88,706)          (7,864)          (4,338)          (6,615)              -
   Waddell and Reed Advisors Retirement Builder
       1.25 % Variable Account Charge                 (1,537)          (1,420)          (1,237)          (1,953)         (1,360)
       1.40 % Variable Account Charge                   (443)          (1,463)            (228)            (542)           (566)
       1.50 % Variable Account Charge                 (1,068)             (40)            (207)            (222)              -
       1.60 % Variable Account Charge                   (282)            (348)            (355)            (518)           (147)
       1.65 % Variable Account Charge                    (60)             (98)             (30)             (75)              -
       1.75 % Variable Account Charge                   (577)          (1,448)          (3,054)          (4,129)         (1,724)
       1.85 % Variable Account Charge                   (276)            (268)             (38)            (436)            (49)
       1.90 % Variable Account Charge                 (1,471)          (2,041)          (1,560)          (2,429)         (1,387)
       2.00 % Variable Account Charge                   (183)            (859)              (2)            (971)           (237)
       2.15 % Variable Account Charge                      -                -                -             (180)              -
       2.25 % Variable Account Charge                      -                -               (3)              (5)             (3)
       2.35 % Variable Account Charge                    (14)            (432)            (208)            (321)           (235)
                                                    --------          -------          -------          -------          ------
Total Expenses                                      (142,356)         (28,586)         (29,356)         (32,048)         (5,708)
                                                    --------          -------          -------          -------          ------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                  WADDELL & REED   WADDELL & REED   WADDELL & REED   WADDELL & REED   WADDELL & REED
                                                     DIVIDEND           HIGH         LIMITED-TERM        MONEY           MORTGAGE
                                                      INCOME           INCOME            BOND            MARKET         SECURITIES
                                                  --------------   --------------   --------------   --------------   --------------
   Adjustable Income Annuity                               -               -                -                -                 -
   MegAnnuity                                              -               -                -                -                 -
   MultiOption Advisor                                     -               -                -                -                 -
   MultiOption Classic/Achiever                            -               -                -                -                 -
   MultiOption Flex/Single/Select                          -               -                -                -                 -
   Waddell and Reed Advisors Retirement Builder
       1.25 % Variable Account Charge                 (1,365)         (3,199)            (690)          (4,169)         (113,634)
       1.40 % Variable Account Charge                   (744)           (714)            (132)               -              (203)
       1.50 % Variable Account Charge                    (45)           (439)               -                -              (357)
       1.60 % Variable Account Charge                   (330)           (560)               -               (6)             (358)
       1.65 % Variable Account Charge                    (17)             (7)               -                -                 -
       1.75 % Variable Account Charge                 (1,774)         (3,950)            (836)               -            (1,063)
       1.85 % Variable Account Charge                    (29)            (54)             (22)            (217)               (3)
       1.90 % Variable Account Charge                 (1,612)         (2,796)            (431)              (7)             (331)
       2.00 % Variable Account Charge                   (245)           (589)               -                -              (662)
       2.15 % Variable Account Charge                   (179)              -                -                -                 -
       2.25 % Variable Account Charge                      -             (28)             (19)               -                 -
       2.35 % Variable Account Charge                    (71)           (480)             (30)               -               (43)
                                                      ------         -------           ------           ------          --------
Total Expenses                                        (6,411)        (12,816)          (2,160)          (4,399)         (116,654)
                                                      ------         -------           ------           ------          --------

                                                  WADDELL & REED
                                                    REAL ESTATE
                                                    SECURITIES
                                                  --------------
   Adjustable Income Annuity                               -
   MegAnnuity                                              -
   MultiOption Advisor                                     -
   MultiOption Classic/Achiever                            -
   MultiOption Flex/Single/Select                          -
   Waddell and Reed Advisors Retirement Builder
       1.25 % Variable Account Charge                (42,758)
       1.40 % Variable Account Charge                 (1,233)
       1.50 % Variable Account Charge                   (399)
       1.60 % Variable Account Charge                   (424)
       1.65 % Variable Account Charge                    (10)
       1.75 % Variable Account Charge                 (2,569)
       1.85 % Variable Account Charge                    (73)
       1.90 % Variable Account Charge                 (1,786)
       2.00 % Variable Account Charge                   (720)
       2.15 % Variable Account Charge                    (10)
       2.25 % Variable Account Charge                   (421)
       2.35 % Variable Account Charge
                                                     -------
Total Expenses                                       (50,403)
                                                     -------

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(4)   INVESTMENT TRANSACTIONS

      The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the period ended December 31, 2004:

Advantus Bond                               $26,310,540
Advantus Money Market                        37,366,906
Advantus Index 500                           37,052,210
Advantus Mortgage Securities                 14,312,330
Advantus Maturing Government Bond 2006           90,540
Advantus Maturing Government Bond 2010          467,976
Advantus International Bond                   3,366,707
Advantus Index 400 Mid-Cap                   11,895,102
Advantus Real Estate Securities              19,824,575
AIM V.I. Aggressive Growth                      614,852
AIM V.I. Balanced                             1,154,189
AIM V.I. Dent Demographic Trends                248,900
AIM V.I. Premier Equity                         177,130
American Century Income and Growth            1,703,957
American Century Ultra                       20,148,160
American Century Value                        5,607,044
Credit Suisse Global Post-Venture Capital       876,800
Fidelity VIP Contrafund                      11,081,545
Fidelity VIP Equity-Income                   33,028,508
Fidelity VIP Mid-Cap                         10,133,949
Franklin Large Cap Growth Securities          5,820,419
Franklin Mutual Shares Securities             3,120,857
Franklin Small Cap                            4,528,054
Templeton Developing Markets Securities      15,853,858
Templeton Global Asset Allocation             2,638,662
Janus Aspen Balanced                          1,618,140
Janus Aspen Capital Appreciation              3,033,423
Janus International Growth                    8,374,624
MFS Investors Growth Stock                      403,590
MFS Mid Cap Growth                            1,897,352
MFS New Discovery                             7,731,661
MFS Value                                     1,655,795
Oppenheimer Capital Appreciation              2,395,001
Oppenheimer High Income                      11,424,365
Oppenheimer International Growth              3,755,349
Putnam VT Growth and Income                     688,267
Putnam VT International Growth                5,160,840
Putnam VT New Opportunities                     114,697
Putnam VT New Value                           1,268,212
Putnam VT Voyager                               367,315
Van Kampen Comstock                           2,596,147
Van Kampen Emerging Growth                      213,072
Van Kampen Growth and Income                    663,235
Waddell & Reed Balanced                      11,844,026
Waddell & Reed Growth                        12,375,758

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(4)   INVESTMENT TRANSACTIONS - CONTINUED

Waddell & Reed International II         26,986,860
Waddell & Reed Small Cap Growth          7,419,863
Waddell & Reed Value                     7,962,028
Waddell & Reed Micro-Cap Growth          3,907,261
Waddell & Reed Small Cap Value          15,620,312
Waddell & Reed Core Equity               2,826,714
Waddell & Reed Asset Strategy            4,828,706
Waddell & Reed International             3,706,597
Waddell & Reed Science & Technology      5,813,020
Waddell & Reed Bond                      2,188,199
Waddell & Reed Dividend Income           1,794,875
Waddell & Reed High Income               4,208,349
Waddell & Reed Limited-Term Bond           762,756
Waddell & Reed Money Market              1,788,825
Waddell & Reed Mortgage Securities      17,003,687
Waddell & Reed Real Estate Securities    7,836,793

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

      Transactions in units for each segregated sub-account for the years ended December 31, 2004 and 2003 were as follows:

                                                                      SEGREGATED SUB-ACCOUNTS
                                             ------------------------------------------------------------------------
                                                                                                           ADVANTUS
                                                              ADVANTUS       ADVANTUS        ADVANTUS      MATURING
                                               ADVANTUS        MONEY           INDEX         MORTGAGE     GOVERNMENT
                                                 BOND          MARKET           500         SECURITIES    BOND 2006
                                             ------------   ------------   -------------   ------------   -----------
Units outstanding at
    December 31, 2002 ....................    62,421,448     42,537,083      72,078,923     74,476,525     5,364,167
         Contract purchase
               payments ..................    22,118,352     30,005,084      46,108,530     15,524,618     1,031,587
         Contract terminations, withdrawal
               payments and charges ......   (12,998,000)   (42,364,642)    (12,936,680)   (16,498,242)   (1,258,983)
                                             -----------    -----------    ------------    -----------    ----------
Units outstanding at
     December 31, 2003 ...................    71,541,800     30,177,525     105,250,773     73,502,901     5,136,771
         Contract purchase
               payments ..................    23,713,392     33,249,135      24,310,403     12,808,859        51,874
         Contract terminations, withdrawal
               payments and charges ......   (11,523,090)   (38,165,513)    (12,359,548)   (16,242,395)   (2,248,131)
                                             -----------    -----------    ------------    -----------    ----------
Units outstanding at
     December 31, 2004 ...................    83,732,102     25,261,147     117,201,628     70,069,365     2,940,514
                                             ===========    ===========    ============    ===========    ==========

                                                                      SEGREGATED SUB-ACCOUNTS
                                             ---------------------------------------------------------------------
                                              ADVANTUS
                                              MATURING       ADVANTUS       ADVANTUS      ADVANTUS      AIM V.I.
                                             GOVERNMENT    INTERNATIONAL    INDEX 400    REAL ESTATE   AGGRESSIVE
                                             BOND 2010         BOND          MID-CAP     SECURITIES     GROWTH
                                             -----------   -----------     -----------   -----------   -----------
Units outstanding at
     December 31, 2002 ...................    4,458,787     38,800,221     14,982,764    21,160,081       200,861
         Contract purchase
               payments ..................      919,817      7,485,878      9,104,377     8,728,667       772,424
         Contract terminations, withdrawal
               payments and charges ......   (1,661,370)    (6,743,357)    (6,560,387)   (2,902,423)     (150,100)
                                             ----------     ----------     ----------    ----------      --------
Units outstanding at
     December 31, 2003 ...................    3,717,234     39,542,742     17,526,754    26,986,325       823,185
         Contract purchase
               payments ..................      223,163      2,541,042      8,382,808    11,973,151       527,692
         Contract terminations, withdrawal
               payments and charges ......     (743,952)    (9,830,104)    (4,016,796)   (8,837,893)      (87,784)
                                             ----------     ----------     ----------    ----------     ---------
 Units outstanding at
     December 31, 2004 ...................    3,196,445     32,253,680     21,892,766    30,121,583     1,263,093
                                             ==========     ==========     ==========    ==========     =========

                                                                 SEGREGATED SUB-ACCOUNTS
                                             ----------------------------------------------------------------
                                                             AIM V.I.                 AMERICAN
                                                              DENT       AIM V.I.      CENTURY     AMERICAN
                                               AIM V.I.    DEMOGRAPHIC   PREMIER       INCOME      CENTURY
                                              BALANCED        TRENDS      EQUITY     AND GROWTH     ULTRA
                                             -----------   -----------   --------    ------------------------
Units outstanding at
     December 31, 2002 ...................      202,181       44,099      333,328      271,073     1,768,593
         Contract purchase
               payments ..................    1,109,782      566,213      396,090    1,925,765    12,556,424
         Contract terminations, withdrawal
               payments and charges ......      (69,516)    (114,168)    (208,396)     (30,769)     (484,996)
                                              ---------     --------     --------    ---------    ----------
Units outstanding at
     December 31, 2003 ...................    1,242,447      496,144      521,022    2,166,069    13,840,021
         Contract purchase
               payments ..................    1,002,332      201,532      157,743    1,382,879    17,130,189
         Contract terminations, withdrawal
               payments and charges ......     (408,935)    (103,342)    (144,882)    (302,835)     (822,934)
                                              ---------     --------     --------    ---------    ----------
Units outstanding at
     December 31, 2004 ...................    1,835,844      594,334      533,883    3,246,113    30,147,276
                                              =========     ========     ========    =========    ==========

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                    SEGREGATED SUB-ACCOUNTS
                                             -------------------------------------------------------------------------
                                                           CREDIT SUISSE
                                               AMERICAN       GLOBAL
                                               CENTURY      POST-VENTURE   FIDELITY VIP   FIDELITY VIP    FIDELITY VIP
                                                VALUE         CAPITAL       CONTRAFUND    EQUITY-INCOME     MID-CAP
                                             -----------   -------------   ------------   -------------   ------------
Units outstanding at
     December 31, 2002 ...................      607,599      1,869,296      29,726,965      30,830,481     19,501,428
         Contract purchase
                payments .................    2,033,778      2,527,952      10,077,080      24,422,335      6,656,494
         Contract terminations, withdrawal
                payments and charges .....     (203,761)      (240,877)     (3,772,292)     (5,405,396)    (3,451,607)
                                              ---------     ----------      ----------      ----------     ----------
Units outstanding at
     December 31, 2003 ...................    2,437,616      4,156,371      36,031,753      49,847,420     22,706,315
         Contract purchase
                payments .................    4,456,573      1,680,861       9,942,285      26,503,919      7,034,612
         Contract terminations, withdrawal
                payments and charges .....     (980,804)    (1,561,629)     (4,776,252)     (4,464,097)    (2,471,372)
                                              ---------     ----------      ----------      ----------     ----------
Units outstanding at
     December 31, 2004 ...................    5,913,385      4,275,603      41,197,786      71,887,242     27,269,555
                                              =========     ==========      ==========      ==========     ==========

                                                                     SEGREGATED SUB-ACCOUNTS
                                             -----------------------------------------------------------------------
                                              FRANKLIN                                    TEMPLETON
                                              LARGE CAP      FRANKLIN                     DEVELOPING     TEMPLETON
                                               GROWTH      MUTUAL SHARES    FRANKLIN       MARKETS      GLOBAL ASSET
                                             SECURITIES      SECURITIES     SMALL CAP     SECURITIES     ALLOCATION
                                             -----------   -------------   -----------   ------------   ------------
Units outstanding at
     December 31, 2002 ...................      244,326        670,423     15,909,414     13,519,675     4,416,037
         Contract purchase
                payments .................      890,937      1,887,167      6,232,254     13,330,483     2,410,511
         Contract terminations, withdrawal
                payments and charges .....      (49,011)      (113,461)    (2,490,698)   (12,251,148)   (1,172,646)
                                             ----------     ----------     ----------    -----------    ----------
Units outstanding at
     December 31, 2003 ...................    1,086,252      2,444,129     19,650,970     14,599,010     5,653,902
         Contract purchase
                payments .................    4,837,985      2,631,961      4,905,365     11,969,226     2,287,286
         Contract terminations, withdrawal
                payments and charges .....   (3,455,469)      (321,077)    (3,515,846)   (10,720,880)   (1,567,457)
                                             ----------     ----------     ----------    -----------    ----------
Units outstanding at
     December 31, 2004 ...................    2,468,768      4,755,013     21,040,489     15,847,356     6,373,731
                                             ==========     ==========     ==========    ===========    ==========

                                                                     SEGREGATED SUB-ACCOUNTS
                                             ------------------------------------------------------------------------
                                               JANUS           JANUS          JANUS            MFS            MFS
                                               ASPEN       ASPEN CAPITAL   INTERNATIONAL    INVESTORS       MID CAP
                                              BALANCED      APPRECIATION      GROWTH       GROWTH STOCK     GROWTH
                                             -----------   -------------   -------------   ------------   -----------
Units outstanding at
     December 31, 2002 ...................     689,640      34,709,134      29,205,230        254,637        132,901
         Contract purchase
                payments .................   1,480,015       3,672,956       5,143,335      1,194,369        840,831
         Contract terminations, withdrawal
                payments and charges .....    (186,959)     (8,310,526)     (8,166,523)       (30,675)      (145,167)
                                             ---------      ----------      ----------      ---------     ----------
Units outstanding at
     December 31, 2003 ...................   1,982,696      30,071,564      26,182,042      1,418,331        828,565
         Contract purchase
                payments .................   1,421,127       3,761,967       7,953,127        370,099      1,611,318
         Contract terminations, withdrawal
                payments and charges .....    (454,143)     (5,746,037)     (7,518,544)      (520,824)    (1,211,115)
                                             ---------      ----------      ----------      ---------     ----------
 Units outstanding at
     December 31, 2004 ...................   2,949,680      28,087,494      26,616,625      1,267,606      1,228,768
                                             =========      ==========      ==========      =========     ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED



                                                                            SEGREGATED SUB-ACCOUNTS
                                                    -----------------------------------------------------------------------
                                                        MFS                 OPPENHEIMER                        OPPENHEIMER
                                                        NEW        MFS        CAPITAL       OPPENHEIMER       INTERNATIONAL
                                                     DISCOVERY    VALUE     APPRECIATION    HIGH INCOME          GROWTH
                                                    ----------  ---------   ------------    -----------       -------------
Units outstanding at
    December 31, 2002 ............................   1,073,449    852,323      890,405          674,348           323,095
       Contract purchase
           payments ..............................   6,263,564  1,456,085    1,823,069        6,944,098         4,549,914
       Contract terminations, withdrawal
           payments and charges ..................  (2,319,827)  (160,067)    (406,169)      (1,018,191)       (3,285,133)
                                                    ----------  ---------    ---------       ----------        ----------
Units outstanding at
    December 31, 2003 ............................   5,017,186  2,148,341    2,307,305        6,600,255         1,587,876
       Contract purchase
           payments ..............................   6,182,257  1,368,763    2,073,045        8,993,533         2,819,171
       Contract terminations, withdrawal
           payments and charges ..................  (2,131,992)  (452,498)    (343,164)      (2,283,708)       (1,058,463)
                                                    ----------  ---------    ---------       ----------        ----------
Units outstanding at
    December 31, 2004 ............................   9,067,451  3,064,606    4,037,186       13,310,080         3,348,584
                                                    ==========  =========    =========       ==========        ==========

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                           --------------------------------------------------------------------
                                                            PUTNAM VT       PUTNAM VT     PUTNAM VT     PUTNAM VT
                                                           GROWTH AND     INTERNATIONAL      NEW           NEW        PUTNAM VT
                                                             INCOME          GROWTH     OPPORTUNITIES     VALUE        VOYAGER
                                                           ----------     ------------- -------------   ---------     ---------
Units outstanding at
    December 31, 2002 ....................................    296,889       1,418,042       88,859        164,533       228,014
       Contract purchase
           payments ......................................    996,477       7,226,432      234,670        792,106       439,161
       Contract terminations, withdrawal
           payments and charges ..........................   (176,286)     (2,363,207)     (51,545)      (182,687)      (56,748)
                                                            ---------      ----------     --------      ---------      --------
Units outstanding at
    December 31, 2003 ....................................  1,117,080       6,281,267      271,984        773,952       610,427
       Contract purchase
           payments ......................................    567,986       4,161,712       93,062      1,016,279       338,923
       Contract terminations, withdrawal
           payments and charges ..........................   (197,050)     (1,967,588)     (76,275)      (171,682)     (136,321)
                                                            ---------      ----------     --------      ---------      --------
Units outstanding at
    December 31, 2004 ....................................  1,488,016       8,475,391      288,771      1,618,549       813,029
                                                            =========      ==========     ========      =========      ========

                                                                                SEGREGATED SUB-ACCOUNTS
                                                  -----------------------------------------------------------------------------
                                                                   VAN KAMPEN    VAN KAMPEN
                                                  VAN KAMPEN        EMERGING     GROWTH AND    WADDELL & REED    WADDELL & REED
                                                   COMSTOCK          GROWTH        INCOME         BALANCED           GROWTH
                                                  ----------       ----------    ----------    --------------    --------------
Units outstanding at
   December 31, 2002 ..........................           -                -            -        96,126,456        89,698,886
       Contract purchase
            payments ..........................   1,241,148          158,958      228,854         6,168,927         1,221,828
       Contract terminations, withdrawal
            payments and charges ..............     (11,992)         (39,359)     (20,556)      (16,164,468)      (10,946,677)
                                                  ---------          -------      -------       -----------       -----------
Units outstanding at
    December 31, 2003 .........................   1,229,156          119,599      208,298        86,130,915        79,974,037
       Contract purchase
            payments ..........................   2,029,485          178,645      536,331         8,077,612        11,334,300
       Contract terminations, withdrawal
            payments and charges ..............    (103,259)         (96,351)     (15,179)      (14,581,463)      (11,925,974)
                                                  ---------          -------      -------       -----------       -----------
Units outstanding at
    December 31, 2004 .........................   3,155,382          201,893      729,450        79,627,064        79,382,363
                                                  =========          =======      =======       ===========       ===========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                   --------------------------------------------------------------------------------
                                                   WADDELL & REED    WADDELL & REED                   WADDELL & REED WADDELL & REED
                                                   INTERNATIONAL        SMALL CAP     WADDELL & REED     MICRO-CAP      SMALL CAP
                                                         II              GROWTH            VALUE          GROWTH          VALUE
                                                   -------------     --------------   --------------  -------------- --------------
Units outstanding at
    December 31, 2002 ...........................    69,117,878        50,956,068       44,175,977      16,079,775     23,025,937
       Contract purchase
            payments ............................    14,829,981         4,159,253        2,546,317       4,816,043      5,665,523
       Contract terminations, withdrawal
            payments and charges ................   (14,737,011)       (7,027,498)      (6,829,522)     (3,402,377)    (5,133,731)
                                                    -----------        ----------       ----------      ----------     ----------
Units outstanding at
    December 31, 2003 ...........................    69,210,848        48,087,823       39,892,772      17,493,441     23,557,729
       Contract purchase
            payments ............................    16,877,532         6,788,728        6,558,976       3,261,658      9,870,529
       Contract terminations, withdrawal
            payments and charges ................   (10,362,577)       (8,583,090)      (5,894,597)     (7,203,242)    (3,916,497)
                                                    -----------        ----------       ----------      ----------     ----------
Units outstanding at
    December 31, 2004 ...........................    75,725,803        46,293,461       40,557,151      13,551,857     29,511,761
                                                    ===========        ==========       ==========      ==========     ==========

                                                                            SEGREGATED SUB-ACCOUNTS
                                                 ------------------------------------------------------------------------------
                                                                WADDELL & REED                 WADDELL & REED
                                                 WADDELL & REED     ASSET       WADDELL & REED   SCIENCE &     WADDELL & REED
                                                  CORE EQUITY     STRATEGY      INTERNATIONAL    TECHNOLOGY        BOND
                                                 -------------- --------------  -------------- --------------   ---------------
Units outstanding at
    December 31, 2002 .........................    16,313,415             -               -              -               -
       Contract purchase
            payments ..........................     1,732,339       439,894       1,222,148        811,365               -
       Contract terminations, withdrawal
            payments and charges ..............    (4,307,522)         (405)       (380,216)      (441,586)              -
                                                   ----------     ---------       ---------      ---------       ---------
Units outstanding at
    December 31, 2003 .........................    13,738,232       439,489         841,932        369,779               -
       Contract purchase
            payments ..........................     2,801,815     4,429,340       3,431,915      5,352,080       2,047,415
       Contract terminations, withdrawal
            payments and charges ..............    (3,312,387)     (425,163)       (798,544)      (858,600)        (19,042)
                                                   ----------     ---------       ---------      ---------       ---------
Units outstanding at
    December 31, 2004 .........................    13,227,660     4,443,666       3,475,303      4,863,259       2,028,373
                                                   ==========     =========       =========      =========       =========

                                                                             SEGREGATED SUB-ACCOUNTS
                                                 ---------------------------------------------------------------------------
                                                 WADDELL & REED  WADDELL & REED WADDELL & REED WADDELL & REED WADDELL & REED
                                                    DIVIDEND           HIGH      LIMITED-TERM       MONEY        MORTGAGE
                                                     INCOME           INCOME        BOND           MARKET       SECURITIES
                                                 --------------  -------------- -------------- -------------- --------------
Units outstanding at
    December 31, 2002 ..........................           -               -            -              -               -
       Contract purchase
            payments ...........................           -               -            -              -               -
       Contract terminations, withdrawal
            payments and charges ...............           -               -            -              -               -
                                                   ---------       ---------      -------      ---------      ----------
Units outstanding at
    December 31, 2003 ..........................           -               -            -              -               -
       Contract purchase
            payments ...........................   1,761,873       3,818,810      739,579      1,789,720      16,483,362
       Contract terminations, withdrawal
            payments and charges ...............     (14,709)        (43,262)     (16,183)      (578,494)        (16,564)
                                                   ---------       ---------      -------      ---------      ----------
Units outstanding at
    December 31, 2004 ..........................   1,747,164       3,775,548      723,396      1,211,226      16,466,798
                                                   =========       =========      =======      =========      ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                  SEGREGATED SUB-ACCOUNTS
                                                                  ----------------------
                                                                      WADDELL & REED
                                                                       REAL ESTATE
                                                                        SECURITIES
                                                                      --------------
Units outstanding at
    December 31, 2002 ........................................                     -
       Contract purchase
           payments ..........................................                     -
       Contract terminations, withdrawal
           payments and charges ..............................                     -
                                                                      --------------
Units outstanding at
    December 31, 2003 ........................................                     -
       Contract purchase
           payments ..........................................             7,309,132
       Contract terminations, withdrawal
           payments and charges ..............................               (60,469)
                                                                      --------------
Units outstanding at
    December 31, 2004 ........................................             7,248,663
                                                                      ==============

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY

A summary by product and sub-account of net assets, units outstanding, and unit values at December 31, 2004 is as follows:

                                                     ADVANTUS BOND                      ADVANTUS MONEY MARKET
                                        ------------------------------------     ----------------------------------
                                           UNITS                                    UNITS
                                        OUTSTANDING         AUV   NET ASSETS     OUTSTANDING      AUV    NET ASSETS
                                        -----------        ----  -----------     -----------     ----    ----------
Contracts
  Adjustable Income Annuity                      -            -            -              -         -             -
  MegAnnuity                             1,442,104         3.54    5,102,475        903,863      2.09     1,887,468
  MultiOption Advisor
      1.20% Variable Account Charge     11,919,467         1.09   12,939,085      3,159,203      0.99     3,127,319
      1.35% Variable Account Charge      5,158,518         1.08    5,599,076      1,683,971      0.99     1,666,922
      1.45% Variable Account Charge      1,322,060         1.08    1,434,969        497,929      0.98       492,888
      1.50% Variable Account Charge      5,905,850         1.08    6,410,233      1,603,772      0.98     1,587,535
      1.55% Variable Account Charge        365,822         1.05      397,065        149,603      0.99       148,089
      1.60% Variable Account Charge        185,652         1.04      201,507        270,850      0.98       268,108
      1.65% Variable Account Charge      5,289,252         1.04    5,740,975        974,107      0.98       964,245
      1.70% Variable Account Charge         71,189         1.04       77,269          9,978      0.98         9,877
      1.75% Variable Account Charge        752,510         1.04      816,777        150,323      0.98       148,801
      1.80% Variable Account Charge        613,500         1.04      665,896        197,755      0.98       195,753
      1.85% Variable Account Charge        578,859         1.04      628,296         59,451      0.98        58,849
      1.90% Variable Account Charge        210,026         1.05      227,963         72,925      0.99        72,187
      1.95% Variable Account Charge        692,800         1.04      751,968        184,738      0.99       182,867
      2.00% Variable Account Charge         40,891         1.04       44,383          6,553      0.98         6,487
      2.05% Variable Account Charge        769,904         1.04      835,656        107,512      0.98       106,423
      2.10% Variable Account Charge              -            -            -              -         -             -
      2.15% Variable Account Charge        180,120         1.04      195,503         61,610      0.98        60,986
      2.20% Variable Account Charge        115,595         1.04      125,467         50,944      0.98        50,428
      2.25% Variable Account Charge        126,735         1.04      137,559         37,947      0.98        37,563
      2.30% Variable Account Charge         68,594         1.04       74,452         22,728      0.98        22,498
      2.35% Variable Account Charge          2,964         1.04        3,217              -         -             -
      2.40% Variable Account Charge         55,003         1.04       59,700          3,417      0.98         3,382
      2.45% Variable Account Charge              -            -            -              -         -             -
      2.50% Variable Account Charge              -            -            -              -         -             -
      2.55% Variable Account Charge         17,631         1.04       19,137         12,305      0.98        12,180
      2.60% Variable Account Charge              -            -            -              -         -             -
      2.65% Variable Account Charge         37,874         1.03       41,108         38,399      0.98        38,011
  MultiOption Classic/Achiever          21,494,605         1.35   29,095,998      6,231,731      1.06     6,631,322
  MultiOption Flex/Single/Select        26,314,577         3.26   85,697,083      8,769,533      1.85    16,255,136
  Waddell and Reed Variable Annuity              -            -            -              -         -             -
                                        ----------         ----  -----------     ----------      ----    ----------
                                        83,732,102               157,322,817     25,261,147              34,035,324
                                        ----------         ----  -----------     ----------      ----    ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                                       ADVANTUS INDEX 500                      ADVANTUS MORTGAGE SECURITIES
                                          ----------------------------------------       ----------------------------------------
                                             UNITS                                          UNITS
                                          OUTSTANDING           AUV     NET ASSETS       OUTSTANDING           AUV    NET ASSETS
                                          -----------          ----    -----------       -----------          ----    -----------
Contracts
  Adjustable Income Annuity                42,333,743          1.86     78,810,092                 -             -              -
  MegAnnuity                                2,803,470          4.94     13,854,429           556,006          3.76      2,088,999
  MultiOption Advisor
      1.20% Variable Account Charge         3,501,409          1.31      4,591,775         7,409,963          1.07      7,904,584
      1.35% Variable Account Charge         1,452,530          1.31      1,904,430         2,715,037          1.06      2,895,940
      1.45% Variable Account Charge           150,966          1.30        197,933           333,698          1.06        355,933
      1.50% Variable Account Charge         1,752,518          1.30      2,297,747         2,910,291          1.06      3,104,204
      1.55% Variable Account Charge            91,422          1.32        119,864           122,441          1.04        130,600
      1.60% Variable Account Charge                 -             -              -                 -             -              -
      1.65% Variable Account Charge         4,154,422          1.31      5,446,913         2,365,978          1.04      2,523,623
      1.70% Variable Account Charge                 -             -              -                 -             -              -
      1.75% Variable Account Charge           241,933          1.31        317,202           592,001          1.04        631,446
      1.80% Variable Account Charge            54,475          1.31         71,423           217,845          1.03        232,360
      1.85% Variable Account Charge           189,529          1.31        248,494           245,844          1.03        262,224
      1.90% Variable Account Charge            16,286          1.16         21,353            19,615          1.04         20,922
      1.95% Variable Account Charge            48,517          1.15         63,612           130,711          1.03        139,420
      2.00% Variable Account Charge                 -             -              -            11,616          1.03         12,390
      2.05% Variable Account Charge           129,989          1.15        170,431           109,194          1.03        116,470
      2.10% Variable Account Charge                 -             -              -                 -             -              -
      2.15% Variable Account Charge                 -             -              -            28,654          1.03         30,563
      2.20% Variable Account Charge                 -             -              -            87,102          1.03         92,906
      2.25% Variable Account Charge                 -             -              -                 -             -              -
      2.30% Variable Account Charge                 -             -              -            17,236          1.03         18,385
      2.35% Variable Account Charge                 -             -              -                 -             -              -
      2.40% Variable Account Charge                 -             -              -             9,185          1.03          9,797
      2.45% Variable Account Charge                 -             -              -                 -             -              -
      2.50% Variable Account Charge                 -             -              -                 -             -              -
      2.55% Variable Account Charge                 -             -              -                 -             -              -
      2.60% Variable Account Charge                 -             -              -                 -             -              -
      2.65% Variable Account Charge            13,782          1.14         18,070                 -             -              -
  MultiOption Classic/Achiever             30,531,817          0.88     27,013,451        26,275,858          1.37     35,878,198
  MultiOption Flex/Single/Select           29,734,820          4.69    139,342,891        25,911,090          3.15     81,552,479
  Waddell and Reed Variable Annuity                 -             -              -                 -             -              -
                                          -----------          ----    -----------        ----------          ----    -----------
                                          117,201,628                  274,490,110        70,069,365                  138,001,443
                                          -----------          ----    -----------        ----------          ----    -----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                     ADVANTUS MATURING GOVERNMENT BOND 2006  ADVANTUS MATURING GOVERNMENT BOND 2010
                                     --------------------------------------  --------------------------------------
                                        Units                                   Units
                                     Outstanding       AUV       Net Assets  Outstanding        AUV      Net Assets
                                     -----------      -----      ----------  -----------       -----     ----------
Contracts
  Adjustable Income Annuity                    -          -               -            -           -              -
  MegAnnuity                             195,021       2.18         424,506       31,042        2.46         76,510
  MultiOption Advisor                          -          -               -            -           -              -
  MultiOption Classic/Achiever           271,920       1.33         362,081      421,516        1.47        619,801
  MultiOption Flex/Single/Select       2,473,573       1.94       4,787,895    2,743,887        2.19      6,013,845
  Waddell and Reed Variable Annuity            -          -               -            -           -              -
                                     -----------      -----      ----------  -----------       -----     ----------
                                       2,940,514                  5,574,482    3,196,445                  6,710,156
                                     -----------      -----      ----------  -----------       -----     ----------

                                             ADVANTUS INTERNATIONAL BOND               ADVANTUS INDEX 400 MID-CAP
                                          ---------------------------------        ----------------------------------
                                             Units                                    Units
                                          Outstanding   AUV      Net Assets        Outstanding     AUV     Net Assets
                                          -----------  -----     ----------        -----------    -----    ----------
Contracts
   Adjustable Income Annuity                        -      -              -                  -        -             -
   MegAnnuity                                 494,033   1.66        820,423            839,447     2.02     1,691,727
   MultiOption Advisor
     1.20% Variable Account Charge                  -      -              -          2,242,988     1.48     3,321,796
     1.35% Variable Account Charge                  -      -              -          1,129,429     1.48     1,672,292
     1.45% Variable Account Charge                  -      -              -            248,521     1.47       367,973
     1.50% Variable Account Charge                  -      -              -          1,265,670     1.47     1,874,019
     1.55% Variable Account Charge                  -      -              -             76,945     1.49       113,929
     1.60% Variable Account Charge                  -      -              -             43,847     1.48        64,922
     1.65% Variable Account Charge                  -      -              -          1,471,016     1.48     2,178,064
     1.70% Variable Account Charge                  -      -              -             38,113     1.48        56,432
     1.75% Variable Account Charge                  -      -              -            275,412     1.48       407,789
     1.80% Variable Account Charge                  -      -              -            191,187     1.48       283,082
     1.85% Variable Account Charge                  -      -              -            106,863     1.48       158,227
     1.90% Variable Account Charge                  -      -              -             57,742     1.22        85,496
     1.95% Variable Account Charge                  -      -              -            173,162     1.21       256,392
     2.00% Variable Account Charge                  -      -              -             16,634     1.21        24,629
     2.05% Variable Account Charge                  -      -              -            172,585     1.21       255,538
     2.10% Variable Account Charge                  -      -              -                  -        -             -
     2.15% Variable Account Charge                  -      -              -             47,956     1.21        71,007
     2.20% Variable Account Charge                  -      -              -             32,715     1.21        48,439
     2.25% Variable Account Charge                  -      -              -             35,258     1.21        52,205
     2.30% Variable Account Charge                  -      -              -             19,315     1.21        28,598
     2.35% Variable Account Charge                  -      -              -              2,318     1.21         3,431
     2.40% Variable Account Charge                  -      -              -             12,968     1.20        19,201
     2.45% Variable Account Charge                  -      -              -                  -        -             -
     2.50% Variable Account Charge                  -      -              -                  -        -             -
     2.55% Variable Account Charge                  -      -              -              2,887     1.20         4,274
     2.60% Variable Account Charge                  -      -              -                  -        -             -
     2.65% Variable Account Charge                  -      -              -              8,153     1.20        12,072
   MultiOption Classic/Achiever             7,040,204   1.46     10,274,917          5,004,688     1.55     7,736,986
   MultiOption Flex/Single/Select          24,719,443   1.54     38,173,072          8,376,947     1.88    15,782,873
   Waddell and Reed Variable Annuity                -      -              -                  -       -              -
                                          -----------  -----     ----------        -----------    -----    ----------
                                           32,253,680            49,268,412         21,892,766             36,571,393
                                          -----------  -----     ----------        -----------    -----    ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                           ADVANTUS REAL ESTATE SECURITIES             AIM V.I. AGGRESSIVE GROWTH
                                          ---------------------------------        ----------------------------------
                                             Units                                    Units
                                          Outstanding   AUV      Net Assets        Outstanding     AUV     Net Assets
                                          -----------  -----     ----------        -----------    -----    ----------
Contracts
  Adjustable Income Annuity                         -      -              -                  -        -             -
  MegAnnuity                                1,133,763   2.32      2,627,507                  -        -             -
  MultiOption Advisor
     1.20 % Variable Account Charge         3,456,938   1.90      6,579,013            248,112     1.36       336,546
     1.35 % Variable Account Charge         1,631,551   1.90      3,105,059            284,645     1.35       386,041
     1.45 % Variable Account Charge           244,243   1.89        464,827             28,884     1.35        39,172
     1.50 % Variable Account Charge         2,127,796   1.89      4,049,480             86,086     1.35       116,751
     1.55 % Variable Account Charge           127,891   1.75        243,394                  -        -             -
     1.60 % Variable Account Charge            26,134   1.75         49,736                  -        -             -
     1.65 % Variable Account Charge         1,670,941   1.75      3,180,022             74,235     1.35       100,679
     1.70 % Variable Account Charge             9,381   1.75         17,853                  -        -             -
     1.75 % Variable Account Charge           293,171   1.74        557,943                  -        -             -
     1.80 % Variable Account Charge           154,020   1.74        293,120             14,317     1.35        19,417
     1.85 % Variable Account Charge           195,849   1.74        372,727                  -        -             -
     1.90 % Variable Account Charge            29,146   1.42         55,468                  -        -             -
     1.95 % Variable Account Charge           204,146   1.42        388,517                  -        -             -
     2.00 % Variable Account Charge            15,104   1.42         28,745                  -        -             -
     2.05 % Variable Account Charge           544,533   1.41      1,036,319                  -        -             -
     2.10 % Variable Account Charge                 -      -              -                  -        -             -
     2.15 % Variable Account Charge            30,224   1.41         57,521                  -        -             -
     2.20 % Variable Account Charge            28,603   1.41         54,435                  -        -             -
     2.25 % Variable Account Charge            19,195   1.41         36,530                  -        -             -
     2.30 % Variable Account Charge            49,204   1.41         93,642                  -        -             -
     2.35 % Variable Account Charge               -        -              -                  -        -             -
     2.40 % Variable Account Charge            12,147   1.41         23,117                  -        -             -
     2.45 % Variable Account Charge                 -      -              -                  -        -             -
     2.50 % Variable Account Charge                 -      -              -                  -        -             -
     2.55 % Variable Account Charge                 -      -              -                  -        -             -
     2.60 % Variable Account Charge                 -      -              -                  -        -             -
     2.65 % Variable Account Charge             2,360   1.40          4,492                  -        -             -
  MultiOption Classic/Achiever              6,976,637   2.58     17,983,261            526,815     1.05       551,598
  MultiOption Flex/Single/Select           11,138,606   2.18     24,303,266                  -        -             -
  Waddell and Reed Variable Annuity                 -      -              -                  -        -             -
                                          -----------  -----     ----------        -----------    -----    ----------
                                           30,121,583            65,607,398          1,263,093              1,550,204
                                          -----------  -----     ----------        -----------    -----    ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                                  AIM V.I. BALANCED                 AIM V.I. DENT DEMOGRAPHIC TRENDS
                                          ---------------------------------        ----------------------------------
                                             Units                                    Units
                                          Outstanding   AUV      Net Assets        Outstanding     AUV     Net Assets
                                          -----------  -----     ----------        -----------    -----    ----------
Contracts
   Adjustable Income Annuity                        -      -              -                  -        -             -
   MegAnnuity                                       -      -              -                  -        -             -
   MultiOption Advisor
    1.20 % Variable Account Charge            588,181   1.19        700,542            186,767     1.35       252,904
    1.35 % Variable Account Charge            170,466   1.19        202,997             85,113     1.35       115,244
    1.45 % Variable Account Charge              6,408   1.18          7,631                  -        -             -
    1.50 % Variable Account Charge            124,506   1.18        148,266             57,958     1.34        78,476
    1.55 % Variable Account Charge              4,674   1.19          5,565              6,417     1.33         8,689
    1.60 % Variable Account Charge                  -      -              -                  -        -             -
    1.65 % Variable Account Charge            248,288   1.18        295,670             47,483     1.32        64,293
    1.70 % Variable Account Charge                  -      -              -                  -        -             -
    1.75 % Variable Account Charge            182,093   1.18        216,843              1,352     1.32         1,831
    1.80 % Variable Account Charge                  -      -              -              1,869     1.32         2,530
    1.85 % Variable Account Charge             79,639   1.18         94,837                  -        -             -
    1.90 % Variable Account Charge                  -      -              -                  -        -             -
    1.95 % Variable Account Charge              7,175   1.09          8,544                  -        -             -
    2.00 % Variable Account Charge                  -      -              -                  -        -             -
    2.05 % Variable Account Charge              9,222   1.09         10,982              9,940     1.10        13,459
    2.10 % Variable Account Charge                  -      -              -                  -        -             -
    2.15 % Variable Account Charge                  -      -              -                  -        -             -
    2.20 % Variable Account Charge                  -      -              -                  -        -             -
    2.25 % Variable Account Charge                  -      -              -                  -        -             -
    2.30 % Variable Account Charge                  -      -              -                  -        -             -
    2.35 % Variable Account Charge                  -      -              -                  -        -             -
    2.40 % Variable Account Charge                  -      -              -                  -        -             -
    2.45 % Variable Account Charge                  -      -              -                  -        -             -
    2.50 % Variable Account Charge                  -      -              -                  -        -             -
    2.55 % Variable Account Charge                  -      -              -                  -        -             -
    2.60 % Variable Account Charge                  -      -              -                  -        -             -
    2.65 % Variable Account Charge                  -      -              -                  -        -             -
   MultiOption Classic/Achiever               415,192   1.04        433,284            197,435     1.06       209,666
   MultiOption Flex/Single/Select                   -      -              -                  -        -             -
   Waddell and Reed Variable Annuity                -      -              -                  -        -             -
                                          -----------  -----     ----------        -----------    -----    ----------
                                            1,835,844             2,125,161            594,334                747,092
                                          -----------  -----     ----------        -----------    -----    ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                               AIM V.I. PREMIER EQUITY             AMERICAN CENTURY INCOME AND GROWTH
                                          ---------------------------------        ----------------------------------
                                             Units                                    Units
                                          Outstanding   AUV      Net Assets        Outstanding     AUV     Net Assets
                                          -----------  -----     ----------        -----------    -----    ----------
Contracts
   Adjustable Income Annuity                        -      -              -                  -        -             -
   MegAnnuity                                       -      -              -                  -        -             -
   MultiOption Advisor
    1.20 % Variable Account Charge             87,864   1.22        107,451            818,506     1.35     1,102,967
    1.35 % Variable Account Charge             49,017   1.22         59,938            257,536     1.34       346,994
    1.45 % Variable Account Charge              1,680   1.22          2,054             46,095     1.34        62,107
    1.50 % Variable Account Charge             47,595   1.21         58,199            376,889     1.34       507,806
    1.55 % Variable Account Charge                  -      -              -             13,529     1.37        18,228
    1.60 % Variable Account Charge                  -      -              -                  -        -             -
    1.65 % Variable Account Charge             37,975   1.22         46,436            283,191     1.36       381,561
    1.70 % Variable Account Charge                  -      -              -                  -        -             -
    1.75 % Variable Account Charge                  -      -              -            296,270     1.36       399,183
    1.80 % Variable Account Charge              4,513   1.22          5,519              8,780     1.36        11,830
    1.85 % Variable Account Charge                  -      -              -             72,410     1.36        97,562
    1.90 % Variable Account Charge                  -      -              -                  -        -             -
    1.95 % Variable Account Charge                  -      -              -             29,035     1.18        39,121
    2.00 % Variable Account Charge                  -      -              -                  -        -             -
    2.05 % Variable Account Charge                  -      -              -            129,886     1.18       175,003
    2.10 % Variable Account Charge                  -      -              -                  -        -             -
    2.15 % Variable Account Charge                  -      -              -                  -        -             -
    2.20 % Variable Account Charge                  -      -              -                  -        -             -
    2.25 % Variable Account Charge                  -      -              -                  -        -             -
    2.30 % Variable Account Charge                  -      -              -             64,016     1.18        86,253
    2.35 % Variable Account Charge                  -      -              -              2,476     1.18         3,336
    2.40 % Variable Account Charge                  -      -              -              4,068     1.17         5,481
    2.45 % Variable Account Charge                  -      -              -                  -        -             -
    2.50 % Variable Account Charge                  -      -              -                  -        -             -
    2.55 % Variable Account Charge                  -      -              -                  -        -             -
    2.60 % Variable Account Charge                  -      -              -                  -        -             -
    2.65 % Variable Account Charge                  -      -              -                  -        -             -
   MultiOption Classic/Achiever               305,239   0.99        300,920            843,426     1.16       978,407
   MultiOption Flex/Single/Select                   -      -              -                  -        -             -
   Waddell and Reed Variable Annuity                -      -              -                  -        -             -
                                          -----------  -----     ----------        -----------    -----    ----------
                                              533,883               580,517          3,246,113              4,215,839
                                          -----------  -----     ----------        -----------    -----    ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                               AMERICAN CENTURY ULTRA                    AMERICAN CENTURY VALUE
                                          ---------------------------------        ----------------------------------
                                             Units                                    Units
                                          Outstanding   AUV      Net Assets        Outstanding     AUV     Net Assets
                                          -----------  -----     ----------        -----------    -----    ----------
Contracts
   Adjustable Income Annuity                        -      -              -                  -        -             -
   MegAnnuity                                       -      -              -                  -        -             -
   MultiOption Advisor
     1.20 % Variable Account Charge         8,060,562   1.29     10,427,654          1,080,553     1.40     1,508,050
     1.35 % Variable Account Charge         3,608,359   1.29      4,667,332            924,798     1.39     1,290,528
     1.45 % Variable Account Charge         1,035,414   1.29      1,339,285             43,689     1.39        60,966
     1.50 % Variable Account Charge         4,706,270   1.28      6,087,457            741,335     1.39     1,034,510
     1.55 % Variable Account Charge           270,454   1.28        349,827              7,901     1.40        11,026
     1.60 % Variable Account Charge           147,237   1.28        190,448             30,745     1.39        42,904
     1.65 % Variable Account Charge         3,754,559   1.28      4,856,439            580,530     1.39       810,112
     1.70 % Variable Account Charge            58,422   1.28         75,567                  -        -             -
     1.75 % Variable Account Charge           358,066   1.28        463,150            206,050     1.39       287,537
     1.80 % Variable Account Charge           685,802   1.28        887,070            168,977     1.39       235,802
     1.85 % Variable Account Charge           351,971   1.27        455,266             31,270     1.39        43,636
     1.90 % Variable Account Charge           191,676   1.12        247,929                  -        -             -
     1.95 % Variable Account Charge           609,658   1.12        788,579              9,194     1.22        12,830
     2.00 % Variable Account Charge            52,734   1.12         68,210                  -        -             -
     2.05 % Variable Account Charge           738,041   1.11        954,640             87,605     1.22       122,250
     2.10 % Variable Account Charge                 -      -              -                  -        -             -
     2.15 % Variable Account Charge           164,231   1.11        212,430                  -        -             -
     2.20 % Variable Account Charge           129,057   1.11        166,932                  -        -             -
     2.25 % Variable Account Charge           115,260   1.11        149,086                  -        -             -
     2.30 % Variable Account Charge            61,288   1.11         79,275             43,282     1.21        60,399
     2.35 % Variable Account Charge                 -      -              -                  -        -             -
     2.40 % Variable Account Charge            47,453   1.11         61,379              9,470     1.21        13,215
     2.45 % Variable Account Charge                 -      -              -                  -        -             -
     2.50 % Variable Account Charge                 -      -              -                  -        -             -
     2.55 % Variable Account Charge            10,550   1.11         13,646                  -        -             -
     2.60 % Variable Account Charge                 -      -              -                  -        -             -
     2.65 % Variable Account Charge            28,784   1.11         37,231                  -        -             -
   MultiOption Classic/Achiever             4,961,428   1.07      5,290,296          1,947,986     1.23     2,402,102
   MultiOption Flex/Single/Select                   -      -              -                  -        -             -
   Waddell and Reed Variable Annuity                -      -              -                  -        -             -
                                          -----------  -----     ----------        -----------    -----    ----------
                                           30,147,276            37,869,128          5,913,385              7,935,867
                                          -----------  -----     ----------        -----------    -----    ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                                   CREDIT SUISSE
                                             GLOBAL POST-VENTURE CAPITAL                 FIDELITY VIP CONTRAFUND
                                          ---------------------------------        ----------------------------------
                                             Units                                    Units
                                          Outstanding   AUV      Net Assets        Outstanding     AUV     Net Assets
                                          -----------  -----     ----------        -----------    -----    ----------
Contracts
   Adjustable Income Annuity                        -      -              -                  -        -             -
   MegAnnuity                                 223,271   0.61        136,743            523,325     1.10       577,041
   MultiOption Advisor
     1.20 % Variable Account Charge                 -      -              -          3,078,053     1.42     4,383,109
     1.35 % Variable Account Charge                 -      -              -          1,095,190     1.42     1,559,343
     1.45 % Variable Account Charge                 -      -              -            121,528     1.42       173,033
     1.50 % Variable Account Charge                 -      -              -          1,663,438     1.41     2,368,420
     1.55 % Variable Account Charge                 -      -              -             88,011     1.41       125,310
     1.60 % Variable Account Charge                 -      -              -              9,323     1.40        13,275
     1.65 % Variable Account Charge                 -      -              -            923,027     1.40     1,314,215
     1.70 % Variable Account Charge                 -      -              -             20,272     1.40        28,863
     1.75 % Variable Account Charge                 -      -              -             76,041     1.40       108,268
     1.80 % Variable Account Charge                 -      -              -             74,249     1.40       105,717
     1.85 % Variable Account Charge                 -      -              -            179,347     1.40       255,357
     1.90 % Variable Account Charge                 -      -              -                  -        -             -
     1.95 % Variable Account Charge                 -      -              -             91,023     1.19       129,600
     2.00 % Variable Account Charge                 -      -              -              3,440     1.19         4,898
     2.05 % Variable Account Charge                 -      -              -            204,521     1.19       291,199
     2.10 % Variable Account Charge                 -      -              -                  -        -             -
     2.15 % Variable Account Charge                 -      -              -                  -        -             -
     2.20 % Variable Account Charge                 -      -              -             10,913     1.19        15,538
     2.25 % Variable Account Charge                 -      -              -                  -        -             -
     2.30 % Variable Account Charge                 -      -              -             63,867     1.18        90,934
     2.35 % Variable Account Charge                 -      -              -              4,776     1.18         6,800
     2.40 % Variable Account Charge                 -      -              -             10,300     1.18        14,666
     2.45 % Variable Account Charge                 -      -              -                  -        -             -
     2.50 % Variable Account Charge                 -      -              -                  -        -             -
     2.55 % Variable Account Charge                 -      -              -                  -        -             -
     2.60 % Variable Account Charge                 -      -              -                  -        -             -
     2.65 % Variable Account Charge                 -      -              -             25,356     1.18        36,102
   MultiOption Classic/Achiever             1,811,358   0.58      1,049,543         16,513,505     1.04    17,119,870
   MultiOption Flex/Single/Select           2,240,974   0.58      1,307,154         16,418,281     1.04    17,147,345
   Waddell and Reed Variable Annuity                -      -              -                  -        -             -
                                          -----------  -----     ----------        -----------    -----    ----------
                                            4,275,603             2,493,440         41,197,786             45,868,903
                                          -----------  -----     ----------        -----------    -----    ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                             FIDELITY VIP EQUITY-INCOME                   FIDELITY VIP MID-CAP
                                          ---------------------------------        ----------------------------------
                                             Units                                    Units
                                          Outstanding   AUV      Net Assets        Outstanding     AUV     Net Assets
                                          -----------  -----     ----------        -----------    -----    ----------
Contracts
   Adjustable Income Annuity                        -      -              -                  -        -             -
   MegAnnuity                                 439,252   1.28        562,852            457,616     1.86       850,908
   MultiOption Advisor
     1.20 % Variable Account Charge        12,175,897   1.35     16,472,629          2,423,114     1.68     4,061,349
     1.35 % Variable Account Charge         4,911,473   1.35      6,643,656          1,450,448     1.67     2,430,565
     1.45 % Variable Account Charge         1,296,829   1.35      1,754,197            181,006     1.67       303,318
     1.50 % Variable Account Charge         6,573,300   1.34      8,891,578          1,362,874     1.66     2,283,814
     1.55 % Variable Account Charge           366,035   1.38        495,129             63,256     1.71       106,000
     1.60 % Variable Account Charge           211,201   1.37        285,688              7,017     1.71        11,758
     1.65 % Variable Account Charge         5,203,621   1.37      7,038,839          1,196,091     1.70     2,004,330
     1.70 % Variable Account Charge            71,729   1.37         97,027              3,281     1.70         5,499
     1.75 % Variable Account Charge         1,063,776   1.37      1,438,950            141,405     1.70       236,956
     1.80 % Variable Account Charge           834,201   1.37      1,128,408            107,457     1.70       180,069
     1.85 % Variable Account Charge           423,208   1.37        572,465             98,497     1.70       165,055
     1.90 % Variable Account Charge           238,707   1.19        322,895                  -        -             -
     1.95 % Variable Account Charge           757,731   1.18      1,024,968             73,403     1.34       123,004
     2.00 % Variable Account Charge            71,115   1.18         96,196              6,791     1.34        11,381
     2.05 % Variable Account Charge           702,107   1.18        949,727            145,727     1.34       244,200
     2.10 % Variable Account Charge                 -      -              -                  -        -             -
     2.15 % Variable Account Charge           198,209   1.18        268,114             14,081     1.34        23,596
     2.20 % Variable Account Charge           151,168   1.18        204,483             14,107     1.34        23,640
     2.25 % Variable Account Charge           142,379   1.18        192,594                  -        -             -
     2.30 % Variable Account Charge           142,466   1.18        192,710             59,733     1.34       100,097
     2.35 % Variable Account Charge             4,934   1.18          6,674                  -        -             -
     2.40 % Variable Account Charge            61,225   1.18         82,818             10,202     1.33        17,096
     2.45 % Variable Account Charge                 -      -              -                  -        -             -
     2.50 % Variable Account Charge                 -      -              -                  -        -             -
     2.55 % Variable Account Charge            18,200   1.18         24,618                  -        -             -
     2.60 % Variable Account Charge                 -      -              -                  -        -             -
     2.65 % Variable Account Charge            39,779   1.17         53,809                  -        -             -
   MultiOption Classic/Achiever            18,931,006   1.20     22,808,147          9,708,842     1.75    16,974,211
   MultiOption Flex/Single/Select          16,857,694   1.21     20,461,287          9,744,607     1.76    17,163,022
   Waddell and Reed Variable Annuity                -      -              -                  -        -             -
                                          -----------  -----     ----------        -----------    -----    ----------
                                           71,887,242            92,070,458         27,269,555             47,319,868
                                          -----------  -----     ----------        -----------    -----    ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                                  FRANKLIN LARGE
                                               CAP GROWTH SECURITIES               FRANKLIN MUTUAL SHARES SECURITIES
                                          ---------------------------------        ----------------------------------
                                             Units                                    Units
                                          Outstanding   AUV      Net Assets        Outstanding     AUV     Net Assets
                                          -----------  -----     ----------        -----------    -----    ----------
Contracts
   Adjustable Income Annuity
   MegAnnuity                                       -      -              -                  -        -             -
   MultiOption Advisor                              -      -              -                  -        -             -
     1.20 % Variable Account Charge           625,835   1.27        794,977            733,543     1.35       992,022
     1.35 % Variable Account Charge           437,111   1.27        555,243            631,624     1.35       854,033
     1.45 % Variable Account Charge            15,008   1.26         19,064             52,742     1.35        71,313
     1.50 % Variable Account Charge           256,475   1.26        325,789            676,052     1.34       914,105
     1.55 % Variable Account Charge            17,567   1.28         22,314             19,930     1.33        26,947
     1.60 % Variable Account Charge            15,051   1.28         19,118                  -        -             -
     1.65 % Variable Account Charge           372,121   1.27        472,689            241,367     1.32       326,358
     1.70 % Variable Account Charge            20,435   1.27         25,958                  -        -             -
     1.75 % Variable Account Charge            30,339   1.27         38,538             91,706     1.32       123,998
     1.80 % Variable Account Charge            18,984   1.27         24,114            130,336     1.32       176,230
     1.85 % Variable Account Charge            33,559   1.27         42,628             28,953     1.32        39,147
     1.90 % Variable Account Charge                 -      -              -                  -        -             -
     1.95 % Variable Account Charge             1,269   1.12          1,612             72,126     1.19        97,523
     2.00 % Variable Account Charge                 -      -              -              3,944     1.19         5,333
     2.05 % Variable Account Charge            30,713   1.11         39,014             77,514     1.19       104,808
     2.10 % Variable Account Charge                 -      -              -                  -        -             -
     2.15 % Variable Account Charge                 -      -              -                  -        -             -
     2.20 % Variable Account Charge                 -      -              -                  -        -             -
     2.25 % Variable Account Charge                 -      -              -                  -        -             -
     2.30 % Variable Account Charge                 -      -              -                 68     1.18            92
     2.35 % Variable Account Charge                 -      -              -                  -        -             -
     2.40 % Variable Account Charge                 -      -              -              6,036     1.18         8,162
     2.45 % Variable Account Charge                 -      -              -                  -        -             -
     2.50 % Variable Account Charge                 -      -              -                  -        -             -
     2.55 % Variable Account Charge                 -      -              -                  -        -             -
     2.60 % Variable Account Charge                 -      -              -                  -        -             -
     2.65 % Variable Account Charge                 -      -              -                  -        -             -
   MultiOption Classic/Achiever               594,301   1.09        648,887          1,989,072     1.16     2,303,178
   MultiOption Flex/Single/Select                   -      -              -                  -        -             -
   Waddell and Reed Variable Annuity                -      -              -                  -        -             -
                                          -----------  -----     ----------        -----------    -----     ---------
                                            2,468,768             3,029,945          4,755,013              6,043,249
                                          -----------  -----     ----------        -----------    -----     ---------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                                                                        TEMPLETON DEVELOPING
                                                 FRANKLIN SMALL CAP                      MARKETS SECURITIES
                                          ---------------------------------        ----------------------------------
                                             Units                                    Units
                                          Outstanding   AUV      Net Assets        Outstanding     AUV     Net Assets
                                          -----------  -----     ----------        -----------    -----    ----------
Contracts
   Adjustable Income Annuity                        -      -              -                  -        -             -
   MegAnnuity                                 399,603   0.74        297,200            649,033     1.00       646,477
   MultiOption Advisor
     1.20 % Variable Account Charge         1,095,875   1.42      1,552,410            967,328     1.81     1,747,308
     1.35 % Variable Account Charge           452,413   1.41        640,787            364,793     1.80       658,807
     1.45 % Variable Account Charge            15,082   1.41         21,362             59,201     1.80       106,916
     1.50 % Variable Account Charge           633,145   1.41        896,772            593,571     1.79     1,071,974
     1.55 % Variable Account Charge            62,165   1.45         88,049             64,008     1.78       115,596
     1.60 % Variable Account Charge                 -      -              -              5,309     1.77         9,587
     1.65 % Variable Account Charge           541,409   1.44        766,839            335,022     1.77       605,042
     1.70 % Variable Account Charge                 -      -              -              3,155     1.77         5,697
     1.75 % Variable Account Charge           121,605   1.44        172,238             29,480     1.77        53,240
     1.80 % Variable Account Charge            40,696   1.44         57,641             74,375     1.77       134,319
     1.85 % Variable Account Charge            54,549   1.44         77,263             21,915     1.77        39,578
     1.90 % Variable Account Charge                 -      -              -                192     1.35           347
     1.95 % Variable Account Charge            14,344   1.15         20,316             12,951     1.34        23,389
     2.00 % Variable Account Charge             8,728   1.15         12,362              3,789     1.34         6,843
     2.05 % Variable Account Charge             6,047   1.15          8,565             46,516     1.34        84,007
     2.10 % Variable Account Charge                 -      -              -                  -        -             -
     2.15 % Variable Account Charge                 -      -              -                  -        -             -
     2.20 % Variable Account Charge             4,033   1.15          5,713              5,341     1.34         9,646
     2.25 % Variable Account Charge                 -      -              -                  -        -             -
     2.30 % Variable Account Charge             9,436   1.15         13,365              9,961     1.34        17,990
     2.35 % Variable Account Charge                 -      -              -              2,158     1.34         3,898
     2.40 % Variable Account Charge                 -      -              -              5,168     1.34         9,334
     2.45 % Variable Account Charge                 -      -              -                  -        -             -
     2.50 % Variable Account Charge                 -      -              -                  -        -             -
     2.55 % Variable Account Charge                 -      -              -                  -        -             -
     2.60 % Variable Account Charge                 -      -              -                  -        -             -
     2.65 % Variable Account Charge                 -      -              -                  -        -             -
   MultiOption Classic/Achiever             9,343,826   0.70      6,574,632          3,884,795     1.33     5,174,438
   MultiOption Flex/Single/Select           8,237,533   0.71      5,834,781          8,709,295     0.92     7,976,677
   Waddell and Reed Variable Annuity                -      -              -                  -        -             -
                                          -----------  -----     ----------        -----------    -----    ----------
                                           21,040,489            17,040,295         15,847,356             18,501,110
                                          -----------  -----     ----------        -----------    -----    ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                          TEMPLETON GLOBAL ASSET ALLOCATION               JANUS ASPEN BALANCED
                                          ---------------------------------        ----------------------------------
                                             Units                                    Units
                                          Outstanding   AUV      Net Assets        Outstanding     AUV     Net Assets
                                          -----------  -----     ----------        -----------    -----    ----------
 Contracts
    Adjustable Income Annuity                       -      -              -                  -        -             -
    MegAnnuity                                376,676   1.27        479,179                  -        -             -
    MultiOption Advisor
      1.20 % Variable Account Charge                -      -              -          1,000,508     1.19     1,186,466
      1.35 % Variable Account Charge                -      -              -            258,244     1.18       306,203
      1.45 % Variable Account Charge                -      -              -              6,005     1.18         7,120
      1.50 % Variable Account Charge                -      -              -            564,213     1.18       668,993
      1.55 % Variable Account Charge                -      -              -                  -        -             -
      1.60 % Variable Account Charge                -      -              -                  -        -             -
      1.65 % Variable Account Charge                -      -              -            144,922     1.16       171,835
      1.70 % Variable Account Charge                -      -              -                  -        -             -
      1.75 % Variable Account Charge                -      -              -             19,355     1.16        22,949
      1.80 % Variable Account Charge                -      -              -             14,767     1.16        17,509
      1.85 % Variable Account Charge                -      -              -              4,819     1.16         5,713
      1.90 % Variable Account Charge                -      -              -                  -        -             -
      1.95 % Variable Account Charge                -      -              -                  -        -             -
      2.00 % Variable Account Charge                -      -              -              4,136     1.10         4,904
      2.05 % Variable Account Charge                -      -              -             28,229     1.10        33,472
      2.10 % Variable Account Charge                -      -              -                  -        -             -
      2.15 % Variable Account Charge                -      -              -                  -        -             -
      2.20 % Variable Account Charge                -      -              -                  -        -             -
      2.25 % Variable Account Charge                -      -              -                  -        -             -
      2.30 % Variable Account Charge                -      -              -                  -        -             -
      2.35 % Variable Account Charge                -      -              -                  -        -             -
      2.40 % Variable Account Charge                -      -              -             10,979     1.10        13,018
      2.45 % Variable Account Charge                -      -              -                  -        -             -
      2.50 % Variable Account Charge                -      -              -                  -        -             -
      2.55 % Variable Account Charge                -      -              -                  -        -             -
      2.60 % Variable Account Charge                -      -              -                  -        -             -
      2.65 % Variable Account Charge                -      -              -                  -        -             -
    MultiOption Classic/Achiever            3,031,549   1.20      3,648,558            893,503     1.10       986,760
    MultiOption Flex/Single/Select          2,965,506   1.21      3,592,982                  -        -             -
    Waddell and Reed Variable Annuity               -      -              -                  -        -             -
                                          -----------  -----     ----------        -----------    -----    ----------
                                            6,373,731             7,720,719          2,949,680              3,424,942
                                          -----------  -----     ----------        -----------    -----    ----------

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                     JANUS ASPEN CAPITAL APPRECIATION      JANUS INTERNATIONAL GROWTH
                                     --------------------------------   -------------------------------
                                        Units                             Units
                                     Outstanding   AUV     Net Assets   Outstanding   AUV    Net Assets
                                     -----------   ----    ----------   -----------   ----   ----------
Contracts
 Adjustable Income Annuity                     -      -             -             -      -            -
 MegAnnuity                              531,620   0.76       401,748       599,490   0.75      449,357
 MultiOption Advisor
    1.20 % Variable Account Charge       490,845   1.33       650,695     1,357,080   1.53    2,083,531
    1.35 % Variable Account Charge       266,491   1.32       353,234       509,541   1.53      781,992
    1.45 % Variable Account Charge           187   1.32           248        79,286   1.53      121,680
    1.50 % Variable Account Charge       420,482   1.32       557,349       381,986   1.52      586,234
    1.55 % Variable Account Charge        23,274   1.35        30,850        38,679   1.58       59,361
    1.60 % Variable Account Charge        27,068   1.35        35,879        20,125   1.58       30,886
    1.65 % Variable Account Charge       120,784   1.35       160,099       552,485   1.58      847,899
    1.70 % Variable Account Charge             -      -             -        17,578   1.58       26,977
    1.75 % Variable Account Charge        84,455   1.35       111,946        40,428   1.58       62,045
    1.80 % Variable Account Charge         3,315   1.35         4,394       142,473   1.58      218,653
    1.85 % Variable Account Charge             -      -             -        13,345   1.57       20,481
    1.90 % Variable Account Charge             -      -             -             -      -            -
    1.95 % Variable Account Charge             -      -             -        34,146   1.22       52,404
    2.00 % Variable Account Charge         3,687   1.21         4,887        14,227   1.22       21,834
    2.05 % Variable Account Charge       168,018   1.20       222,708        87,965   1.22      135,001
    2.10 % Variable Account Charge             -      -             -             -      -            -
    2.15 % Variable Account Charge             -      -             -         9,585   1.22       14,711
    2.20 % Variable Account Charge             -      -             -        17,629   1.22       27,056
    2.25 % Variable Account Charge             -      -             -        29,593   1.22       45,416
    2.30 % Variable Account Charge             -      -             -        15,922   1.22       24,435
    2.35 % Variable Account Charge             -      -             -             -      -            -
    2.40 % Variable Account Charge         1,938   1.20         2,569         2,298   1.22        3,527
    2.45 % Variable Account Charge             -      -             -             -      -            -
    2.50 % Variable Account Charge             -      -             -             -      -            -
    2.55 % Variable Account Charge             -      -             -             -      -            -
    2.60 % Variable Account Charge             -      -             -             -      -            -
    2.65 % Variable Account Charge             -      -             -             -      -            -
 MultiOption Classic/Achiever         13,688,074   0.71     9,725,361    12,717,095   0.70    8,962,477
 MultiOption Flex/Single/Select       12,257,256   0.72     8,773,394     9,935,669   0.71    7,055,957
 Waddell and Reed Variable Annuity             -      -             -             -      -            -
                                      ----------           ----------    ----------          ----------
                                      28,087,494           21,035,361    26,616,625          21,631,914
                                      ----------           ----------    ----------          ----------

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                       MFS INVESTORS GROWTH STOCK         MFS MID CAP GROWTH
                                      -----------------------------  -----------------------------
                                         Units                          Units
                                      Outstanding  AUV   Net Assets  Outstanding  AUV   Net Assets
                                      -----------  ----  ----------  -----------  ----  ----------
Contracts
   Adjustable Income Annuity                   -      -           -           -      -           -
   MegAnnuity                                  -      -           -           -      -           -
   MultiOption Advisor
      1.20 % Variable Account Charge     213,414   1.24     264,585     336,594   1.45     489,769
      1.35 % Variable Account Charge     131,435   1.24     162,927     130,385   1.45     189,686
      1.45 % Variable Account Charge      29,105   1.23      36,079         998   1.45       1,452
      1.50 % Variable Account Charge     141,463   1.23     175,357     161,473   1.44     234,913
      1.55 % Variable Account Charge      12,727   1.23      15,777      28,599   1.43      41,606
      1.60 % Variable Account Charge           -      -           -           -      -           -
      1.65 % Variable Account Charge      52,109   1.23      64,594      68,350   1.43      99,437
      1.70 % Variable Account Charge           -      -           -      12,780   1.43      18,593
      1.75 % Variable Account Charge      38,990   1.22      48,332      10,099   1.43      14,692
      1.80 % Variable Account Charge      31,283   1.22      38,779       8,666   1.43      12,608
      1.85 % Variable Account Charge       2,114   1.22       2,620           -      -           -
      1.90 % Variable Account Charge           -      -           -           -      -           -
      1.95 % Variable Account Charge           -      -           -           -      -           -
      2.00 % Variable Account Charge           -      -           -           -      -           -
      2.05 % Variable Account Charge           -      -           -           -      -           -
      2.10 % Variable Account Charge           -      -           -           -      -           -
      2.15 % Variable Account Charge           -      -           -       4,544   1.17       6,611
      2.20 % Variable Account Charge           -      -           -           -      -           -
      2.25 % Variable Account Charge           -      -           -           -      -           -
      2.30 % Variable Account Charge           -      -           -           -      -           -
      2.35 % Variable Account Charge           -      -           -           -      -           -
      2.40 % Variable Account Charge           -      -           -           -      -           -
      2.45 % Variable Account Charge           -      -           -           -      -           -
      2.50 % Variable Account Charge           -      -           -           -      -           -
      2.55 % Variable Account Charge           -      -           -           -      -           -
      2.60 % Variable Account Charge           -      -           -           -      -           -
      2.65 % Variable Account Charge           -      -           -           -      -           -
   MultiOption Classic/Achiever          614,966   1.02     625,931     466,280   1.08     503,148
   MultiOption Flex/Single/Select              -      -           -           -      -           -
   Waddell and Reed Variable Annuity           -      -           -           -      -           -
                                       ---------         ----------   ---------         ----------
                                       1,267,606          1,434,981   1,228,768          1,612,515
                                       ---------         ----------   ---------         ----------

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                             MFS NEW DISCOVERY                MFS VALUE
                                      -----------------------------  -----------------------------
                                         Units                          Units
                                      Outstanding  AUV   Net Assets  Outstanding  AUV   Net Assets
                                      -----------  ----  ----------  -----------  ----  ----------
Contracts
   Adjustable Income Annuity                    -     -           -            -     -           -
   MegAnnuity                                   -     -           -            -     -           -
   MultiOption Advisor
      1.20 % Variable Account Charge    2,214,794  1.35   2,994,569      429,318  1.35     581,722
      1.35 % Variable Account Charge    1,023,167  1.35   1,383,052      289,933  1.35     392,779
      1.45 % Variable Account Charge      277,056  1.35     374,506        2,926  1.35       3,964
      1.50 % Variable Account Charge    1,398,160  1.34   1,889,944      367,813  1.35     498,285
      1.55 % Variable Account Charge       96,350  1.33     130,240       64,444  1.38      87,304
      1.60 % Variable Account Charge       23,116  1.33      31,247            -     -           -
      1.65 % Variable Account Charge    1,154,037  1.33   1,559,954      111,139  1.38     150,563
      1.70 % Variable Account Charge        4,301  1.33       5,813            -     -           -
      1.75 % Variable Account Charge      104,962  1.33     141,881       18,571  1.38      25,158
      1.80 % Variable Account Charge      177,031  1.32     239,299       43,371  1.37      58,756
      1.85 % Variable Account Charge      100,007  1.32     135,183       11,479  1.37      15,551
      1.90 % Variable Account Charge       70,205  1.07      94,898            -     -           -
      1.95 % Variable Account Charge      211,001  1.06     285,217            -     -           -
      2.00 % Variable Account Charge        3,207  1.06       4,335            -     -           -
      2.05 % Variable Account Charge      159,697  1.06     215,868      163,278  1.23     221,196
      2.10 % Variable Account Charge            -     -           -            -     -           -
      2.15 % Variable Account Charge       42,366  1.06      57,268            -     -           -
      2.20 % Variable Account Charge       20,019  1.06      27,060            -     -           -
      2.25 % Variable Account Charge            -     -           -            -     -           -
      2.30 % Variable Account Charge       24,538  1.06      33,168            -     -           -
      2.35 % Variable Account Charge            -     -           -            -     -           -
      2.40 % Variable Account Charge       16,773  1.06      22,673            -     -           -
      2.45 % Variable Account Charge            -     -           -            -     -           -
      2.50 % Variable Account Charge            -     -           -            -     -           -
      2.55 % Variable Account Charge        2,850  1.05       3,853            -     -           -
      2.60 % Variable Account Charge            -     -           -            -     -           -
      2.65 % Variable Account Charge       10,159  1.05      13,732            -     -           -
   MultiOption Classic/Achiever         1,933,655  1.03   1,991,403    1,562,334  1.16   1,810,711
   MultiOption Flex/Single/Select               -     -           -            -     -          -
   Waddell and Reed Variable Annuity            -     -           -            -     -          -
                                        ---------        ----------    ---------         ---------
                                        9,067,451        11,635,163    3,064,606         3,845,989
                                        ---------        ----------   ----------         ---------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                         OPPENHEIMER CAPITAL APPRECIATION       OPPENHEIMER HIGH INCOME
                                         --------------------------------   -------------------------------
                                            Units                              Units
                                         Outstanding    AUV    Net Assets   Outstanding   AUV    Net Assets
                                         -----------   -----   ----------   -----------   ----   ----------
Contracts
  Adjustable Income Annuity                        -       -            -             -      -            -
  MegAnnuity                                       -       -            -             -      -            -
  MultiOption Advisor
        1.20 % Variable Account Charge       673,525    1.29      870,543     3,216,830   1.29    4,136,390
        1.35 % Variable Account Charge       751,742    1.29      971,507     1,655,540   1.28    2,128,414
        1.45 % Variable Account Charge        31,278    1.29       40,422       448,019   1.28      575,987
        1.50 % Variable Account Charge       173,296    1.28      223,957     2,736,329   1.28    3,517,909
        1.55 % Variable Account Charge        76,316    1.29       98,627        92,382   1.18      118,770
        1.60 % Variable Account Charge        14,789    1.29       19,113        57,073   1.18       73,374
        1.65 % Variable Account Charge       210,550    1.29      272,102     1,127,305   1.18    1,449,299
        1.70 % Variable Account Charge             -       -            -        35,912   1.18       46,170
        1.75 % Variable Account Charge             -       -            -       403,333   1.18      518,538
        1.80 % Variable Account Charge        15,861    1.28       20,498       197,729   1.18      254,207
        1.85 % Variable Account Charge        28,078    1.28       36,287       100,580   1.18      129,309
        1.90 % Variable Account Charge             -       -            -        77,562   1.11       99,716
        1.95 % Variable Account Charge        30,763    1.11       39,757       300,420   1.10      386,230
        2.00 % Variable Account Charge         6,249    1.11        8,075        15,563   1.10       20,008
        2.05 % Variable Account Charge        13,206    1.11       17,067       185,643   1.10      238,669
        2.10 % Variable Account Charge             -       -            -             -      -            -
        2.15 % Variable Account Charge        20,071    1.11       25,939        73,250   1.10       94,173
        2.20 % Variable Account Charge         8,503    1.11       10,989        54,179   1.10       69,654
        2.25 % Variable Account Charge             -       -            -        46,855   1.10       60,238
        2.30 % Variable Account Charge         2,070    1.10        2,675        56,494   1.10       72,631
        2.35 % Variable Account Charge             -       -            -             -      -            -
        2.40 % Variable Account Charge         4,660    1.10        6,023         3,953   1.10        5,082
        2.45 % Variable Account Charge             -       -            -             -      -            -
        2.50 % Variable Account Charge             -       -            -             -      -            -
        2.55 % Variable Account Charge             -       -            -         6,278   1.09        8,071
        2.60 % Variable Account Charge             -       -            -             -      -            -
        2.65 % Variable Account Charge             -       -            -        13,479   1.09       17,329
  MultiOption Classic/Achiever            1 ,976,229    1.06    2,102,654     2,405,372   1.24    2,979,806
  MultiOption Flex/Single/Select                   -       -            -             -      -            -
  Waddell and Reed Variable Annuity                -       -            -             -      -            -
                                         -----------    ----   ----------   -----------   ----   ----------
                                           4,037,186            4,766,235    13,310,080          16,999,974
                                         -----------    ----   ----------   -----------   ----   ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                           OPPENHEIMER INTERNATIONAL GROWTH    PUTNAM VT GROWTH AND INCOME
                                           --------------------------------  -------------------------------
                                              Units                             Units
                                           Outstanding   AUV    Net Assets   Outstanding   AUV    Net Assets
                                           -----------   ----   ----------   -----------   ----   ----------
Contracts
  Adjustable Income Annuity                          -      -            -             -      -            -
  MegAnnuity                                         -      -            -             -      -            -
  MultiOption Advisor
        1.20 % Variable Account Charge         673,232   1.63    1,094,345       440,423   1.31      578,832
        1.35 % Variable Account Charge         508,339   1.62      826,161       153,052   1.31      201,132
        1.45 % Variable Account Charge          36,763   1.62       59,747         4,633   1.31        6,088
        1.50 % Variable Account Charge         256,975   1.61      417,641       190,596   1.31      250,470
        1.55 % Variable Account Charge          33,685   1.70       54,745             -      -            -
        1.60 % Variable Account Charge               -      -            -             -      -            -
        1.65 % Variable Account Charge         463,185   1.69      752,777        96,869   1.34      127,300
        1.70 % Variable Account Charge               -      -            -        20,698   1.34       27,200
        1.75 % Variable Account Charge          55,063   1.69       89,489        18,765   1.34       24,660
        1.80 % Variable Account Charge          84,192   1.69      136,830             -      -            -
        1.85 % Variable Account Charge          10,360   1.69       16,837        19,578   1.34       25,728
        1.90 % Variable Account Charge               -      -            -             -      -            -
        1.95 % Variable Account Charge          20,680   1.23       33,609             -      -            -
        2.00 % Variable Account Charge               -      -            -             -      -            -
        2.05 % Variable Account Charge           2,374   1.23        3,858         6,490   1.17        8,528
        2.10 % Variable Account Charge               -      -            -             -      -            -
        2.15 % Variable Account Charge          13,406   1.23       21,788             -      -            -
        2.20 % Variable Account Charge          10,406   1.23       16,912             -      -            -
        2.25 % Variable Account Charge               -      -            -             -      -            -
        2.30 % Variable Account Charge           6,883   1.22       11,186             -      -            -
        2.35 % Variable Account Charge           2,195   1.22        3,568             -      -            -
        2.40 % Variable Account Charge               -      -            -             -      -            -
        2.45 % Variable Account Charge               -      -            -             -      -            -
        2.50 % Variable Account Charge               -      -            -             -      -            -
        2.55 % Variable Account Charge               -      -            -             -      -            -
        2.60 % Variable Account Charge               -      -            -             -      -            -
        2.65 % Variable Account Charge               -      -            -             -      -            -
  MultiOption Classic/Achiever               1,170,846   1.17    1,366,288       536,912   1.12      602,197
  MultiOption Flex/Single/Select                     -      -            -             -      -            -
  Waddell and Reed Variable Annuity                  -      -            -             -      -            -
                                          ------------   ----   ----------   -----------   ----   ----------
                                             3,348,584           4,905,781     1,488,016           1,852,135
                                          ------------   ----   ----------   -----------   ----   ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                            PUTNAM VT INTERNATIONAL GROWTH     PUTNAM VT NEW OPPORTUNITIES
                                           -------------------------------   -------------------------------
                                              Units                             Units
                                           Outstanding    AUV   Net Assets   Outstanding    AUV   Net Assets
                                           -----------   ----   ----------   -----------   ----   ----------
Contracts
  Adjustable Income Annuity                          -      -            -             -      -            -
  MegAnnuity                                         -      -            -             -      -            -
  MultiOption Advisor
        1.20 % Variable Account Charge       1,894,571   1.43    2,705,635        35,473   1.36       48,275
        1.35 % Variable Account Charge       1,211,494   1.42    1,729,668        42,399   1.36       57,693
        1.45 % Variable Account Charge         340,209   1.42      485,722             -      -            -
        1.50 % Variable Account Charge       1,420,434   1.42    2,027,975        59,411   1.35       80,842
        1.55 % Variable Account Charge          56,172   1.45       80,198             -      -            -
        1.60 % Variable Account Charge          28,910   1.45       41,275             -      -            -
        1.65 % Variable Account Charge         670,831   1.45      957,756        21,507   1.33       29,266
        1.70 % Variable Account Charge               -      -            -             -      -            -
        1.75 % Variable Account Charge         122,751   1.44      175,253             -      -            -
        1.80 % Variable Account Charge          91,840   1.44      131,121             -      -            -
        1.85 % Variable Account Charge         110,744   1.44      158,111             -      -            -
        1.90 % Variable Account Charge          66,096   1.23       94,367             -      -            -
        1.95 % Variable Account Charge         159,988   1.23      228,417         3,918   1.12        5,331
        2.00 % Variable Account Charge           7,254   1.23       10,356             -      -            -
        2.05 % Variable Account Charge         126,829   1.22      181,075        14,737   1.12       20,054
        2.10 % Variable Account Charge               -      -            -             -      -            -
        2.15 % Variable Account Charge          38,942   1.22       55,598             -      -            -
        2.20 % Variable Account Charge          12,173   1.22       17,380             -      -            -
        2.25 % Variable Account Charge               -      -            -             -      -            -
        2.30 % Variable Account Charge          14,627   1.22       20,883             -      -            -
        2.35 % Variable Account Charge               -      -            -             -      -            -
        2.40 % Variable Account Charge          17,457   1.22       24,924             -      -            -
        2.45 % Variable Account Charge               -      -            -             -      -            -
        2.50 % Variable Account Charge               -      -            -             -      -            -
        2.55 % Variable Account Charge           7,402   1.22       10,568             -      -            -
        2.60 % Variable Account Charge               -      -            -             -      -            -
        2.65 % Variable Account Charge          13,424   1.22       19,166             -      -            -
  MultiOption Classic/Achiever               2,063,243   1.18    2,425,547       111,326   1.08      120,275
  MultiOption Flex/Single/Select                     -      -            -             -      -            -
  Waddell and Reed Variable Annuity                  -      -            -             -      -            -
                                           -----------   ----   ----------   -----------   ----   ----------
                                             8,475,391          11,580,995       288,771             361,736
                                           -----------   ----   ----------   -----------   ----   ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                                 PUTNAM VT NEW VALUE                PUTNAM VT VOYAGER
                                           -------------------------------   -------------------------------
                                              Units                             Units
                                           Outstanding    AUV   Net Assets   Outstanding    AUV   Net Assets
                                           -----------   ----   ----------   -----------   ----   ----------
Contracts
  Adjustable Income Annuity                          -      -            -             -      -            -
  MegAnnuity                                         -      -            -             -      -            -
  MultiOption Advisor
        1.20 % Variable Account Charge         244,416   1.41      344,958       134,217   1.22      163,654
        1.35 % Variable Account Charge         209,351   1.41      295,409        59,115   1.21       71,998
        1.45 % Variable Account Charge           1,386   1.40        1,955        11,887   1.21       14,477
        1.50 % Variable Account Charge         546,196   1.40      770,722        76,797   1.21       93,533
        1.55 % Variable Account Charge          27,245   1.47       38,444         4,556   1.21        5,548
        1.60 % Variable Account Charge               -      -            -             -      -            -
        1.65 % Variable Account Charge         121,977   1.46      172,118        64,897   1.21       79,039
        1.70 % Variable Account Charge               -      -            -             -      -            -
        1.75 % Variable Account Charge           4,366   1.46        6,161        30,046   1.21       36,593
        1.80 % Variable Account Charge          10,719   1.46       15,125             -      -            -
        1.85 % Variable Account Charge          23,398   1.46       33,016         2,093   1.21        2,549
        1.90 % Variable Account Charge               -      -            -             -      -            -
        1.95 % Variable Account Charge               -      -            -             -      -            -
        2.00 % Variable Account Charge               -      -            -             -      -            -
        2.05 % Variable Account Charge               -      -            -             -      -            -
        2.10 % Variable Account Charge               -      -            -             -      -            -
        2.15 % Variable Account Charge               -      -            -             -      -            -
        2.20 % Variable Account Charge               -      -            -             -      -            -
        2.25 % Variable Account Charge               -      -            -             -      -            -
        2.30 % Variable Account Charge               -      -            -        15,634   1.05       19,041
        2.35 % Variable Account Charge               -      -            -             -      -            -
        2.40 % Variable Account Charge               -      -            -             -      -            -
        2.45 % Variable Account Charge               -      -            -             -      -            -
        2.50 % Variable Account Charge               -      -            -             -      -            -
        2.55 % Variable Account Charge               -      -            -             -      -            -
        2.60 % Variable Account Charge               -      -            -             -      -            -
        2.65 % Variable Account Charge               -      -            -             -      -            -
  MultiOption Classic/Achiever                 429,495   1.24      531,962       413,787   1.00      412,337
  MultiOption Flex/Single/Select                     -      -            -             -      -            -
  Waddell and Reed Variable Annuity                  -      -            -             -      -            -
                                           -----------   ----   ----------   -----------   ----   ----------
                                             1,618,549           2,209,870       813,029             898,769
                                           -----------   ----   ----------   -----------   ----   ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                                 VAN KAMPEN COMSTOCK           VAN KAMPEN EMERGING GROWTH
                                           -------------------------------   -------------------------------
                                              Units                             Units
                                           Outstanding    AUV   Net Assets   Outstanding    AUV   Net Assets
                                           -----------   ----   ----------   -----------   ----   ----------
Contracts
  Adjustable Income Annuity                          -      -            -             -      -            -
  MegAnnuity                                         -      -            -             -      -            -
  MultiOption Advisor
        1.20 % Variable Account Charge         705,527   1.42    1,004,260        53,734   1.26       67,693
        1.35 % Variable Account Charge         908,628   1.42    1,293,063        82,490   1.26      103,897
        1.45 % Variable Account Charge          85,100   1.42      121,105           498   1.25          628
        1.50 % Variable Account Charge         573,569   1.41      816,242        23,230   1.25       29,258
        1.55 % Variable Account Charge          32,574   1.45       46,356         6,771   1.25        8,529
        1.60 % Variable Account Charge               -      -            -             -      -            -
        1.65 % Variable Account Charge         451,745   1.44      642,876        35,170   1.24       44,298
        1.70 % Variable Account Charge               -      -            -             -      -            -
        1.75 % Variable Account Charge          17,150   1.44       24,406             -      -            -
        1.80 % Variable Account Charge         108,163   1.44      153,926             -      -            -
        1.85 % Variable Account Charge          30,368   1.44       43,216             -      -            -
        1.90 % Variable Account Charge               -      -            -             -      -            -
        1.95 % Variable Account Charge               -      -            -             -      -            -
        2.00 % Variable Account Charge           7,745   1.24       11,022             -      -            -
        2.05 % Variable Account Charge         173,898   1.24      247,472             -      -            -
        2.10 % Variable Account Charge               -      -            -             -      -            -
        2.15 % Variable Account Charge               -      -            -             -      -            -
        2.20 % Variable Account Charge          31,824   1.23       45,288             -      -            -
        2.25 % Variable Account Charge               -      -            -             -      -            -
        2.30 % Variable Account Charge          24,437   1.23       34,776             -      -            -
        2.35 % Variable Account Charge               -      -            -             -      -            -
        2.40 % Variable Account Charge           4,654   1.23        6,623             -      -            -
        2.45 % Variable Account Charge               -      -            -             -      -            -
        2.50 % Variable Account Charge               -      -            -             -      -            -
        2.55 % Variable Account Charge               -      -            -             -      -            -
        2.60 % Variable Account Charge               -      -            -             -      -            -
        2.65 % Variable Account Charge               -      -            -             -      -            -
  MultiOption Classic/Achiever                       -      -            -             -      -            -
  MultiOption Flex/Single/Select                     -      -            -             -      -            -
  Waddell and Reed Variable Annuity                  -      -            -             -      -            -
                                           -----------   ----   ----------   -----------   ----   ----------
                                             3,155,382           4,490,631       201,893             254,303
                                           -----------   ----   ----------   -----------   ----   ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED


                                             VAN KAMPEN GROWTH AND INCOME        WADDELL & REED BALANCED
                                           -------------------------------   --------------------------------
                                              Units                             Units
                                           Outstanding    AUV   Net Assets   Outstanding    AUV    Net Assets
                                           -----------   ----   ----------   -----------   ----   -----------
Contracts
  Adjustable Income Annuity                          -      -            -             -      -             -
  MegAnnuity                                         -      -            -     1,306,293   3.90     5,092,207
  MultiOption Advisor
        1.20 % Variable Account Charge         187,806   1.37      257,021     1,242,649   1.15     1,423,647
        1.35 % Variable Account Charge         292,950   1.36      400,853       532,789   1.14       610,209
        1.45 % Variable Account Charge           3,226   1.36        4,414        27,563   1.14        31,568
        1.50 % Variable Account Charge         104,067   1.36      142,398     3,108,825   1.14     3,560,565
        1.55 % Variable Account Charge               -      -            -         8,449   1.14         9,677
        1.60 % Variable Account Charge               -      -            -        22,681   1.14        25,977
        1.65 % Variable Account Charge          89,303   1.39      122,196     1,408,023   1.14     1,612,621
        1.70 % Variable Account Charge               -      -            -             -      -             -
        1.75 % Variable Account Charge          35,013   1.39       47,909       114,132   1.14       130,716
        1.80 % Variable Account Charge           9,233   1.39       12,634             -      -             -
        1.85 % Variable Account Charge           7,852   1.39       10,744       139,394   1.14       159,649
        1.90 % Variable Account Charge               -      -            -        36,701   1.13        42,034
        1.95 % Variable Account Charge               -      -            -        54,404   1.12        62,310
        2.00 % Variable Account Charge               -      -            -         4,599   1.12         5,268
        2.05 % Variable Account Charge               -      -            -        32,851   1.12        37,624
        2.10 % Variable Account Charge               -      -            -             -      -             -
        2.15 % Variable Account Charge               -      -            -             -      -             -
        2.20 % Variable Account Charge               -      -            -             -      -             -
        2.25 % Variable Account Charge               -      -            -             -      -             -
        2.30 % Variable Account Charge               -      -            -         4,538   1.12         5,198
        2.35 % Variable Account Charge               -      -            -             -      -             -
        2.40 % Variable Account Charge               -      -            -         7,028   1.12         8,049
        2.45 % Variable Account Charge               -      -            -             -      -             -
        2.50 % Variable Account Charge               -      -            -             -      -             -
        2.55 % Variable Account Charge               -      -            -             -      -             -
        2.60 % Variable Account Charge               -      -            -             -      -             -
        2.65 % Variable Account Charge               -      -            -             -      -             -
  MultiOption Classic/Achiever                       -      -            -    20,073,642   0.95    19,098,244
  MultiOption Flex/Single/Select                     -      -            -    49,928,741   3.90   194,747,842
  Waddell and Reed Variable Annuity
        1.25 % Variable Account Charge               -      -            -       323,954   1.09       351,731
        1.35 % Variable Account Charge               -      -            -             -   1.08             -
        1.40 % Variable Account Charge               -      -            -        83,909   1.08        91,083
        1.50 % Variable Account Charge               -      -            -             -   1.08             -
        1.60 % Variable Account Charge               -      -            -       189,181   1.08       205,356
        1.65 % Variable Account Charge               -      -            -        59,373   1.08        64,450
        1.75 % Variable Account Charge               -      -            -       476,106   1.08       516,815
        1.85 % Variable Account Charge               -      -            -       175,546   1.08       190,556
        1.90 % Variable Account Charge               -      -            -       200,760   1.08       217,925
        2.00 % Variable Account Charge               -      -            -        12,355   1.08        13,411
        2.10 % Variable Account Charge               -      -            -        48,368   1.08        52,503
        2.15 % Variable Account Charge               -      -            -             -   1.08             -
        2.25 % Variable Account Charge               -      -            -             -   1.08             -
        2.35 % Variable Account Charge               -      -            -         4,210   1.08         4,569
                                           -----------   ----   ----------   -----------   ----   ----------
                                               729,450             998,169    79,627,064          228,371,804
                                           -----------   ----   ----------   -----------   ----   ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                                WADDELL & REED GROWTH          WADDELL & REED INTERNATIONAL II
                                           --------------------------------   --------------------------------
                                              Units                              Units
                                           Outstanding   AUV     Net Assets   Outstanding   AUV    Net Assets
                                           -----------   ----    ----------   -----------   ----   -----------
Contracts
  Adjustable Income Annuity                          -      -             -             -      -             -
  MegAnnuity                                 3,046,480   2.98     9,088,926     1,626,427   3.39     5,517,995
  MultiOption Advisor
        1.20 % Variable Account Charge         408,391   1.09       444,100     5,193,099   1.68     8,714,485
        1.35 % Variable Account Charge         223,799   1.08       243,265     2,306,885   1.67     3,870,417
        1.45 % Variable Account Charge           7,285   1.08         7,919       510,713   1.67       856,857
        1.50 % Variable Account Charge       1,450,216   1.08     1,576,361     3,792,773   1.67     6,363,393
        1.55 % Variable Account Charge          15,979   1.08        17,369       172,654   1.72       289,673
        1.60 % Variable Account Charge               -      -             -        91,982   1.71       154,325
        1.65 % Variable Account Charge         997,292   1.08     1,084,041     3,055,751   1.71     5,126,841
        1.70 % Variable Account Charge               -      -             -        32,720   1.71        54,897
        1.75 % Variable Account Charge          20,551   1.08        22,339       231,193   1.71       387,888
        1.80 % Variable Account Charge           4,109   1.08         4,467       388,470   1.71       651,763
        1.85 % Variable Account Charge          89,533   1.08        97,321       184,398   1.71       309,377
        1.90 % Variable Account Charge               -      -             -        93,865   1.32       157,484
        1.95 % Variable Account Charge          79,232   1.06        86,124       368,063   1.31       617,525
        2.00 % Variable Account Charge           9,713   1.06        10,558        28,638   1.31        48,048
        2.05 % Variable Account Charge          16,862   1.06        18,328       341,781   1.31       573,429
        2.10 % Variable Account Charge               -      -             -             -      -             -
        2.15 % Variable Account Charge               -      -             -        78,775   1.31       132,165
        2.20 % Variable Account Charge           9,169   1.06         9,966        71,315   1.31       119,651
        2.25 % Variable Account Charge               -      -             -        65,854   1.30       110,488
        2.30 % Variable Account Charge               -      -             -        44,627   1.30        74,874
        2.35 % Variable Account Charge               -      -             -             -      -             -
        2.40 % Variable Account Charge               -      -             -        29,521   1.30        49,530
        2.45 % Variable Account Charge               -      -             -             -      -             -
        2.50 % Variable Account Charge               -      -             -             -      -             -
        2.55 % Variable Account Charge               -      -             -         2,834   1.30         4,755
        2.60 % Variable Account Charge               -      -             -             -      -             -
        2.65 % Variable Account Charge               -      -             -         3,053   1.30         5,122
  MultiOption Classic/Achiever              27,025,049   0.62    16,701,539    14,651,290   1.32     9,381,654
  MultiOption Flex/Single/Select            39,424,396   3.53   139,259,694    40,145,110   3.01   120,647,881
  Waddell and Reed Variable Annuity
        1.25 % Variable Account                853,491   1.05       895,574       334,555   1.19       399,062
        1.35 % Variable Account Charge               -   1.05             -             -   1.19             -
        1.40 % Variable Account Charge         537,871   1.05       564,309       138,106   1.19       164,659
        1.50 % Variable Account Charge         474,844   1.05       498,184        30,162   1.19        35,962
        1.60 % Variable Account Charge         457,293   1.05       479,770       194,820   1.19       232,278
        1.65 % Variable Account Charge          30,952   1.05        32,473        19,078   1.19        22,746
        1.75 % Variable Account Charge       2,108,730   1.05     2,212,381       693,413   1.19       826,735
        1.85 % Variable Account Charge          82,561   1.05        86,620        30,922   1.19        36,867
        1.90 % Variable Account Charge       1,285,312   1.04     1,348,489       439,274   1.19       523,733
        2.00 % Variable Account Charge         190,389   1.04       199,747       110,973   1.19       132,310
        2.10 % Variable Account Charge         275,854   1.04       289,414       157,798   1.19       188,137
        2.15 % Variable Account Charge          78,051   1.04        81,888             -   1.19             -
        2.25 % Variable Account Charge          12,627   1.04        13,248         7,017   1.18         8,366
        2.35 % Variable Account Charge         166,332   1.04       174,508        57,894   1.18        69,026
                                           -----------   ----   -----------   -----------   ----   -----------
                                            79,382,363          175,548,922    75,725,803          176,860,398
                                           -----------   ----   -----------   -----------   ----   -----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                           WADDELL & REED SMALL CAP GROWTH        WADDELL & REED VALUE
                                           -------------------------------   -------------------------------
                                              Units                             Units
                                           Outstanding   AUV    Net Assets   Outstanding   AUV    Net Assets
                                           -----------   ----   ----------   -----------   ----   ----------
Contracts
  Adjustable Income Annuity                          -      -            -             -      -            -
  MegAnnuity                                 1,439,431   2.34    3,364,266       793,157   2.43    1,929,059
  MultiOption Advisor
        1.20 % Variable Account Charge         734,842   1.22      894,841       376,198   1.25      468,829
        1.35 % Variable Account Charge         283,185   1.21      344,600       109,260   1.24      136,146
        1.45 % Variable Account Charge          38,221   1.21       46,510        19,604   1.24       24,427
        1.50 % Variable Account Charge         427,235   1.21      519,891       349,068   1.24      434,964
        1.55 % Variable Account Charge          28,178   1.21       34,290             -      -            -
        1.60 % Variable Account Charge               -      -            -             -      -            -
        1.65 % Variable Account Charge         496,089   1.21      603,677       256,571   1.24      319,706
        1.70 % Variable Account Charge               -      -            -             -      -            -
        1.75 % Variable Account Charge          47,634   1.21       57,965        24,759   1.24       30,852
        1.80 % Variable Account Charge          21,318   1.21       25,942         2,019   1.24        2,516
        1.85 % Variable Account Charge          61,690   1.21       75,069        43,191   1.23       53,819
        1.90 % Variable Account Charge               -      -            -             -      -            -
        1.95 % Variable Account Charge          11,276   1.19       13,722        13,750   1.21       17,134
        2.00 % Variable Account Charge               -      -            -             -      -            -
        2.05 % Variable Account Charge          30,341   1.19       36,921        31,341   1.21       39,053
        2.10 % Variable Account Charge               -      -            -             -      -            -
        2.15 % Variable Account Charge           8,486   1.18       10,326        29,428   1.21       36,670
        2.20 % Variable Account Charge           4,924   1.18        5,992             -      -            -
        2.25 % Variable Account Charge               -      -            -             -      -            -
        2.30 % Variable Account Charge          18,900   1.18       22,998        25,760   1.21       32,099
        2.35 % Variable Account Charge               -      -            -             -      -            -
        2.40 % Variable Account Charge             465   1.18          566         6,617   1.20        8,245
        2.45 % Variable Account Charge               -      -            -             -      -            -
        2.50 % Variable Account Charge               -      -            -             -      -            -
        2.55 % Variable Account Charge               -      -            -             -      -            -
        2.60 % Variable Account Charge               -      -            -             -      -            -
        2.65 % Variable Account Charge               -      -            -             -      -            -
  MultiOption Classic/Achiever               9,012,183   1.14   10,294,299     6,825,470   1.02    6,977,227
  MultiOption Flex/Single/Select            30,436,113   2.10   63,906,035    27,037,872   2.16   58,476,426
  Waddell and Reed Variable Annuity
       1.25 % Variable Account Charge          300,173   1.12      336,334       637,855   1.11      710,669
       1.35 % Variable Account Charge                -   1.12            -             -   1.11            -
       1.40 % Variable Account Charge          168,526   1.12      188,877       413,726   1.11      460,694
       1.50 % Variable Account Charge           47,898   1.12       53,682        77,394   1.11       86,180
       1.60 % Variable Account Charge          195,640   1.12      219,265       336,284   1.11      374,460
       1.65 % Variable Account Charge           25,924   1.12       29,055        55,469   1.11       61,765
       1.75 % Variable Account Charge        1,136,611   1.12    1,273,865     1,412,938   1.11    1,573,339
       1.85 % Variable Account Charge           80,318   1.12       90,017        70,432   1.11       78,428
       1.90 % Variable Account Charge          750,242   1.12      840,840       937,412   1.11    1,043,830
       2.00 % Variable Account Charge          126,930   1.12      142,258       187,591   1.11      208,887
       2.10 % Variable Account Charge          201,889   1.11      226,269       318,127   1.11      354,241
       2.15 % Variable Account Charge           74,642   1.11       83,656        74,097   1.11       82,508
       2.25 % Variable Account Charge            2,782   1.11        3,118        12,351   1.11       13,753
       2.35 % Variable Account Charge           81,375   1.11       91,202        79,410   1.11       88,425
                                           -----------   ----   ----------   -----------   ----   ----------
                                            46,293,461          83,836,348    40,557,151          74,124,351
                                           -----------   ----   ----------   -----------   ----   ----------

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                           WADDELL & REED MICRO-CAP GROWTH    WADDELL & REED SMALL CAP VALUE
                                           -------------------------------   -------------------------------
                                              Units                             Units
                                           Outstanding   AUV    Net Assets   Outstanding   AUV    Net Assets
                                           -----------   ----   ----------   -----------   ----   ----------
Contracts
  Adjustable Income Annuity                          -      -            -             -      -            -
  MegAnnuity                                   395,674   1.57      621,830     1,106,683   1.84    2,038,996
  MultiOption Advisor
        1.20 % Variable Account Charge         447,856   1.63      731,054     2,432,793   1.60    3,899,699
        1.35 % Variable Account Charge         183,198   1.63      299,005       829,993   1.60    1,330,253
        1.45 % Variable Account Charge           9,941   1.62       16,224        91,912   1.59      147,309
        1.50 % Variable Account Charge         478,281   1.62      780,620     1,262,547   1.59    2,023,520
        1.55 % Variable Account Charge             417   1.60          681        84,773   1.67      135,868
        1.60 % Variable Account Charge               -      -            -        39,748   1.66       63,705
        1.65 % Variable Account Charge         124,781   1.59      203,660     1,079,340   1.66    1,729,889
        1.70 % Variable Account Charge           1,575   1.59        2,571        20,364   1.66       32,638
        1.75 % Variable Account Charge          21,039   1.59       34,339       240,534   1.66      385,510
        1.80 % Variable Account Charge          67,996   1.59      110,979       203,863   1.66      326,738
        1.85 % Variable Account Charge           6,572   1.59       10,727        46,336   1.65       74,264
        1.90 % Variable Account Charge               -      -            -             -      -            -
        1.95 % Variable Account Charge               -      -            -        61,084   1.25       97,901
        2.00 % Variable Account Charge               -      -            -        14,613   1.25       23,420
        2.05 % Variable Account Charge               -      -            -       146,156   1.25      234,248
        2.10 % Variable Account Charge               -      -            -             -      -            -
        2.15 % Variable Account Charge               -      -            -        13,437   1.25       21,536
        2.20 % Variable Account Charge               -      -            -        30,746   1.25       49,278
        2.25 % Variable Account Charge               -      -            -        38,991   1.25       62,492
        2.30 % Variable Account Charge             902   1.14        1,472        39,181   1.25       62,796
        2.35 % Variable Account Charge               -      -            -             -      -            -
        2.40 % Variable Account Charge           1,099   1.13        1,794         9,837   1.25       15,767
        2.45 % Variable Account Charge               -      -            -             -      -            -
        2.50 % Variable Account Charge               -      -            -             -      -            -
        2.55 % Variable Account Charge               -      -            -             -      -            -
        2.60 % Variable Account Charge               -      -            -             -      -            -
        2.65 % Variable Account Charge               -      -            -             -      -            -
  MultiOption Classic/Achiever               4,530,387   1.13    5,108,701     6,768,726   1.89   12,763,266
  MultiOption Flex/Single/Select             6,050,318   1.58    9,579,176    12,253,051   1.73   21,237,314
  Waddell and Reed Variable Annuity
        1.25 % Variable Account Charge         177,065   1.12      197,888       321,559   1.12      361,686
        1.35 % Variable Account Charge               -   1.12            -             -   1.12            -
        1.40 % Variable Account Charge          77,142   1.12       86,269       342,801   1.12      385,444
        1.50 % Variable Account Charge          12,067   1.12       13,494        40,315   1.12       45,330
        1.60 % Variable Account Charge          15,651   1.12       17,502       198,697   1.12      223,415
        1.65 % Variable Account Charge          26,806   1.12       29,978        29,263   1.12       32,903
        1.75 % Variable Account Charge         409,318   1.11      457,749       919,312   1.12    1,033,671
        1.85 % Variable Account Charge          56,529   1.11       63,217        28,334   1.12       31,859
        1.90 % Variable Account Charge         268,294   1.11      300,038       410,162   1.12      461,185
        2.00 % Variable Account Charge          92,621   1.11      103,580       173,397   1.12      194,967
        2.10 % Variable Account Charge          74,497   1.11       83,311       145,413   1.12      163,502
        2.15 % Variable Account Charge               -   1.11            -             -   1.12            -
        2.25 % Variable Account Charge               -   1.11            -         7,435   1.12        8,360
        2.35 % Variable Account Charge          21,831   1.11       24,414        80,365   1.12       90,363
                                           -----------   ----   ----------   -----------   ----   ----------
                                            13,551,857          18,880,273    29,511,761          49,789,092
                                           -----------   ----   ----------   -----------   ----   ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                             WADDELL & REED CORE EQUITY       WADDELL & REED ASSET STRATEGY
                                           -------------------------------   -------------------------------
                                              Units                             Units
                                           Outstanding   AUV    Net Assets   Outstanding   AUV    Net Assets
                                           -----------   ----   ----------   -----------   ----   ----------
Contracts
  Adjustable Income Annuity                          -      -            -             -      -            -
  MegAnnuity                                   285,577   1.04      298,309             -      -            -
  MultiOption Advisor
        1.20 % Variable Account Charge          87,243   1.18      102,667       431,560   1.18      510,992
        1.35 % Variable Account Charge          50,870   1.17       59,855       149,437   1.18      176,916
        1.45 % Variable Account Charge           2,122   1.17        2,497             -      -            -
        1.50 % Variable Account Charge         112,876   1.17      132,813       422,800   1.18      500,545
        1.55 % Variable Account Charge               -      -            -        19,976   1.18       23,649
        1.60 % Variable Account Charge               -      -            -             -      -            -
        1.65 % Variable Account Charge          46,333   1.17       54,516       235,319   1.18      278,590
        1.70 % Variable Account Charge               -      -            -             -      -            -
        1.75 % Variable Account Charge               -      -            -         4,698   1.17        5,562
        1.80 % Variable Account Charge           3,100   1.17        3,647        17,673   1.17       20,923
        1.85 % Variable Account Charge               -      -            -         4,960   1.17        5,873
        1.90 % Variable Account Charge               -      -            -        36,165   1.18       42,815
        1.95 % Variable Account Charge               -      -            -        56,253   1.17       66,597
        2.00 % Variable Account Charge               -      -            -             -      -            -
        2.05 % Variable Account Charge               -      -            -        34,277   1.17       40,580
        2.10 % Variable Account Charge               -      -            -             -      -            -
        2.15 % Variable Account Charge               -      -            -             -      -            -
        2.20 % Variable Account Charge               -      -            -             -      -            -
        2.25 % Variable Account Charge               -      -            -             -      -            -
        2.30 % Variable Account Charge               -      -            -             -      -            -
        2.35 % Variable Account Charge               -      -            -             -      -            -
        2.40 % Variable Account Charge               -      -            -         6,949   1.17        8,227
        2.45 % Variable Account Charge               -      -            -             -      -            -
        2.50 % Variable Account Charge               -      -            -             -      -            -
        2.55 % Variable Account Charge               -      -            -             -      -            -
        2.60 % Variable Account Charge               -      -            -             -      -            -
        2.65 % Variable Account Charge               -      -            -             -      -            -
  MultiOption Classic/Achiever               3,948,596   0.79    3,129,851       133,392   1.18      157,529
  MultiOption Flex/Single/Select             6,761,633   0.96    6,474,460       685,715   1.18      811,347
  Waddell and Reed Variable Annuity
        1.25 % Variable Account Charge         415,490   1.09      453,955       373,632   1.15      428,470
        1.35 % Variable Account Charge               -   1.09            -             -   1.15            -
        1.40 % Variable Account Charge         135,819   1.09      148,354       341,610   1.15      391,604
        1.50 % Variable Account Charge         367,385   1.09      401,291        35,499   1.14       40,694
        1.60 % Variable Account Charge         113,012   1.09      123,442        56,769   1.14       65,077
        1.65 % Variable Account Charge          36,978   1.09       40,391        54,608   1.14       62,600
        1.75 % Variable Account Charge         236,969   1.09      258,839       496,173   1.14      568,786
        1.85 % Variable Account Charge          55,340   1.09       60,447        34,109   1.14       39,101
        1.90 % Variable Account Charge         414,808   1.09      453,090       392,707   1.14      450,178
        2.00 % Variable Account Charge          30,326   1.09       33,125       122,953   1.14      140,947
        2.10 % Variable Account Charge         111,627   1.09      121,929       247,881   1.14      284,158
        2.15 % Variable Account Charge               -   1.09            -             -   1.14            -
        2.25 % Variable Account Charge               -   1.09            -             -   1.14            -
        2.35 % Variable Account Charge          11,556   1.08       12,623        48,551   1.14       55,656
                                           -----------   ----   ----------   -----------   ----   ----------
                                            13,227,660          12,366,101     4,443,666           5,177,416
                                           -----------   ----   ----------   -----------   ----   ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                             WADDELL & REED INTERNATIONAL    WADDELL & REED SCIENCE & TECHNOLOGY
                                           ------------------------------    -----------------------------------
                                              Units                             Units
                                           Outstanding   AUV    Net Assets   Outstanding     AUV      Net Assets
                                           -----------   ----   ----------   -----------     ----  -------------
Contracts
  Adjustable Income Annuity                          -      -            -             -        -              -
  MegAnnuity                                         -      -            -             -        -              -
  MultiOption Advisor
        1.20 % Variable Account Charge         463,586   1.27      588,949       329,343     1.26        416,083
        1.35 % Variable Account Charge         207,174   1.27      263,164       176,188     1.26        222,588
        1.45 % Variable Account Charge           4,867   1.27        6,182        39,254     1.26         49,592
        1.50 % Variable Account Charge         244,032   1.26      309,983        72,675     1.26         91,814
        1.55 % Variable Account Charge          13,591   1.27       17,264         6,087     1.26          7,690
        1.60 % Variable Account Charge               -      -            -             -        -              -
        1.65 % Variable Account Charge         115,527   1.26      146,749       390,531     1.26        493,380
        1.70 % Variable Account Charge               -      -            -         1,992     1.25          2,517
        1.75 % Variable Account Charge          18,232   1.26       23,160         4,917     1.25          6,211
        1.80 % Variable Account Charge          14,902   1.26       18,930        64,614     1.25         81,631
        1.85 % Variable Account Charge          92,921   1.26      118,034        10,091     1.25         12,749
        1.90 % Variable Account Charge               -      -            -             -        -              -
        1.95 % Variable Account Charge               -      -            -        28,270     1.22         35,716
        2.00 % Variable Account Charge               -      -            -         3,881     1.22          4,903
        2.05 % Variable Account Charge          26,034   1.20       33,070         3,413     1.22          4,312
        2.10 % Variable Account Charge               -      -            -             -        -              -
        2.15 % Variable Account Charge               -      -            -             -        -              -
        2.20 % Variable Account Charge               -      -            -             -        -              -
        2.25 % Variable Account Charge               -      -            -             -        -              -
        2.30 % Variable Account Charge               -      -            -           192     1.21            243
        2.35 % Variable Account Charge               -      -            -             -        -              -
        2.40 % Variable Account Charge               -      -            -             -        -              -
        2.45 % Variable Account Charge               -      -            -             -        -              -
        2.50 % Variable Account Charge               -      -            -             -        -              -
        2.55 % Variable Account Charge               -      -            -             -        -              -
        2.60 % Variable Account Charge               -      -            -             -        -              -
        2.65 % Variable Account Charge          10,317   1.19       13,105             -        -              -
  MultiOption Classic/Achiever                 205,418   1.27      260,250       168,422     1.26        212,249
  MultiOption Flex/Single/Select               344,362   1.27      437,167       642,359     1.26        811,050
  Waddell and Reed Variable Annuity
        1.25 % Variable Account Charge         206,176   1.12      230,401       394,776     1.16        458,952
        1.35 % Variable Account Charge               -   1.12            -             -     1.16              -
        1.40 % Variable Account Charge          84,993   1.12       94,910       158,132     1.16        183,846
        1.50 % Variable Account Charge          40,373   1.11       45,084        66,335     1.16         77,122
        1.60 % Variable Account Charge         108,726   1.11      121,413       179,948     1.16        209,210
        1.65 % Variable Account Charge          18,434   1.11       20,585        29,091     1.16         33,821
        1.75 % Variable Account Charge         689,650   1.11      770,122       990,683     1.16      1,151,778
        1.85 % Variable Account Charge          10,517   1.11       11,744        76,442     1.16         88,872
        1.90 % Variable Account Charge         352,166   1.11      393,258       592,816     1.16        689,214
        2.00 % Variable Account Charge           7,614   1.11        8,502       134,041     1.16        155,837
        2.10 % Variable Account Charge         165,312   1.11      184,602       162,875     1.16        189,360
        2.15 % Variable Account Charge               -   1.11            -        71,389     1.16         82,997
        2.25 % Variable Account Charge           1,866   1.11        2,084         1,396     1.15          1,622
        2.35 % Variable Account Charge          28,513   1.11       31,840        63,106     1.15         73,367
                                           -----------   ----   ----------   -----------     ----  -------------
                                             3,475,303           4,150,552     4,863,259               5,848,726
                                           -----------   ----   ----------   -----------     ----  -------------

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                              WADDELL & REED BOND           WADDELL & REED DIVIDEND INCOME
                                        -----------------------------       ------------------------------
                                           Units               Net             Units                Net
                                        Outstanding   AUV     Assets        Outstanding    AUV     Assets
                                        -----------   ----  ---------       -----------   -----  ---------
Contracts
  Adjustable Income Annuity                       -      -          -                 -      -           -
  MegAnnuity                                      -      -          -                 -      -           -
  MultiOption Advisor                             -      -          -                 -      -           -
  MultiOption Classic/Achiever                    -      -          -                 -      -           -
  MultiOption Flex/Single/Select                  -      -          -                 -      -           -
  Waddell and Reed Variable Annuity
     1.25 % Variable Account Charge         411,452   1.03    423,354           269,938   1.09     293,996
     1.35 % Variable Account Charge               -   1.03          -                 -   1.09           -
     1.40 % Variable Account Charge         234,567   1.03    241,287           149,816   1.09     163,095
     1.50 % Variable Account Charge               -   1.03          -            50,058   1.09      54,495
     1.60 % Variable Account Charge          76,573   1.03     78,767            80,161   1.09      87,267
     1.65 % Variable Account Charge               -   1.03          -             3,148   1.09       3,427
     1.75 % Variable Account Charge         591,625   1.03    608,575           491,566   1.09     535,139
     1.85 % Variable Account Charge          77,265   1.02     79,479            36,998   1.08      40,277
     1.90 % Variable Account Charge         422,954   1.02    435,071           398,490   1.08     433,813
     2.00 % Variable Account Charge          54,930   1.02     56,504            40,369   1.08      43,947
     2.10 % Variable Account Charge         115,325   1.02    118,629           134,504   1.08     146,426
     2.15 % Variable Account Charge               -   1.02          -            75,674   1.08      82,382
     2.25 % Variable Account Charge           5,834   1.02      6,002                 -   1.08           -
     2.35 % Variable Account Charge          37,848   1.02     38,932            16,442   1.08      17,899
                                        -----------   ----  ---------       -----------   ----   ---------
                                          2,028,373         2,086,600         1,747,164          1,902,163
                                        -----------   ----  ---------       -----------   ----   ---------

                                          WADDELL & REED HIGH INCOME        WADDELL & REED LIMITED-TERM BOND
                                        -----------------------------       --------------------------------
                                           Units              Net              Units                  Net
                                        Outstanding   AUV    Assets         Outstanding    AUV       Assets
                                        -----------   ----  ---------       -----------    ----      -------
Contracts
  Adjustable Income Annuity                       -      -          -                 -       -            -
  MegAnnuity                                      -      -          -                 -       -            -
  MultiOption Advisor                             -      -          -                 -       -            -
  MultiOption Classic/Achiever                    -      -          -                 -       -            -
  MultiOption Flex/Single/Select                  -      -          -                 -       -            -
  Waddell and Reed Variable Annuity
     1.25 % Variable Account Charge         721,334   1.07    774,427           259,228    1.01      261,204
     1.35 % Variable Account Charge               -   1.07          -                 -    1.01            -
     1.40 % Variable Account Charge         291,918   1.07    313,321            30,061    1.01       30,287
     1.50 % Variable Account Charge         109,267   1.07    117,278                 -    1.01            -
     1.60 % Variable Account Charge         206,431   1.07    221,567                 -    1.01            -
     1.65 % Variable Account Charge           1,229   1.07      1,319                 -    1.00            -
     1.75 % Variable Account Charge       1,216,633   1.07  1,305,834           293,521    1.00      295,729
     1.85 % Variable Account Charge           6,934   1.07      7,442             4,192    1.00        4,224
     1.90 % Variable Account Charge         712,833   1.07    765,097           104,358    1.00      105,143
     2.00 % Variable Account Charge         118,827   1.07    127,539                 -    1.00            -
     2.10 % Variable Account Charge         300,190   1.07    322,199            16,321    1.00       16,444
     2.15 % Variable Account Charge               -   1.07          -                 -    1.00            -
     2.25 % Variable Account Charge          15,107   1.07     16,214             6,013    1.00        6,058
     2.35 % Variable Account Charge          74,845   1.07     80,332             9,702    1.00        9,775
                                        -----------   ----  ---------       -----------    ----      -------
                                          3,775,548         4,052,569           723,396              728,864
                                        -----------   ----  ---------       -----------    ----      -------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                                        WADDELL & REED MONEY MARKET           WADDELL & REED MORTGAGE SECURITIES
                                                     --------------------------------         ----------------------------------
                                                        Units                                    Units
                                                     Outstanding   AUV     Net Assets         Outstanding      AUV    Net Assets
                                                     -----------   ----    ----------         -----------     ----    ----------
Contracts
  Adjustable Income Annuity                                    -      -             -                   -        -             -
  MegAnnuity                                                   -      -             -                   -        -             -
  MultiOption Advisor                                          -      -             -                   -        -             -
  MultiOption Classic/Achiever                                 -      -             -                   -        -             -
  MultiOption Flex/Single/Select                               -      -             -                   -        -             -
  Waddell and Reed Variable Annuity
     1.25 % Variable Account Charge                    1,179,640   1.00     1,176,420          15,458,353     1.04    16,108,685
     1.35 % Variable Account Charge                            -   1.00             -                   -     1.04             -
     1.40 % Variable Account Charge                            -   1.00             -              90,330     1.04        94,117
     1.50 % Variable Account Charge                            -   1.00             -             153,433     1.04       159,868
     1.60 % Variable Account Charge                            -   0.99             -              79,014     1.04        82,328
     1.65 % Variable Account Charge                            -   0.99             -                   -     1.04             -
     1.75 % Variable Account Charge                            -   0.99             -             342,397     1.04       356,755
     1.85 % Variable Account Charge                            -   0.99             -                 355     1.04           370
     1.90 % Variable Account Charge                       31,586   0.99        31,500             176,435     1.04       183,833
     2.00 % Variable Account Charge                            -   0.99             -              83,582     1.04        87,087
     2.10 % Variable Account Charge                            -   0.99             -              69,936     1.04        72,869
     2.15 % Variable Account Charge                            -   0.99             -                   -     1.04             -
     2.25 % Variable Account Charge                            -   0.99             -                   -     1.04             -
     2.35 % Variable Account Charge                            -   0.99             -              12,963     1.04        13,506
                                                     -----------   ----    ----------         -----------     ----    ----------
                                                       1,211,226            1,207,920          16,466,798             17,159,418
                                                     -----------   ----    ----------         -----------     ----    ----------

                                                       WADDELL & REED REAL ESTATE SECURITIES
                                                     ------------------------------------------
                                                        Units
                                                     Outstanding        AUV          Net Assets
                                                     -----------        ----         ----------
Contracts
     Adjustable Income Annuity                                 -           -                  -
     MegAnnuity                                                -           -                  -
     MultiOption Advisor                                       -           -                  -
     MultiOption Classic/Achiever                              -           -                  -
     MultiOption Flex/Single/Select                            -           -                  -
     Waddell and Reed Variable Annuity
        1.25 % Variable Account Charge                 5,432,797        1.32          7,155,668
        1.35 % Variable Account Charge                         -        1.32                  -
        1.40 % Variable Account Charge                   251,151        1.32            330,708
        1.50 % Variable Account Charge                   154,980        1.31            204,074
        1.60 % Variable Account Charge                    91,869        1.31            120,971
        1.65 % Variable Account Charge                     1,687        1.31              2,222
        1.75 % Variable Account Charge                   594,302        1.31            782,560
        1.85 % Variable Account Charge                    51,945        1.31             68,399
        1.90 % Variable Account Charge                   416,159        1.31            547,988
        2.00 % Variable Account Charge                    85,527        1.31            112,620
        2.10 % Variable Account Charge                    99,176        1.31            130,592
        2.15 % Variable Account Charge                         -        1.31                  -
        2.25 % Variable Account Charge                     2,550        1.31              3,358
        2.35 % Variable Account Charge                    66,520        1.31             87,592
                                                     -----------        ----         ----------
                                                       7,248,663                      9,546,752
                                                     -----------        ----         ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, ratios, and total return for variable annuity contracts for the years ended December 31, 2004, 2003, 2002 and 2001 is as follows:

                                        At December 31                                 For the years ended December 31
                       ------------------------------------------------     -----------------------------------------------------
                          Units     Unit Fair Value lowest                   Investment     Expense Ratio**      Total Return***
                       Outstanding        to highest        Net Assets      Income Ratio*  lowest to highest    lowest to highest
                       -----------  ----------------------  -----------     -------------  -----------------    -----------------
Advantus Bond
    2004                83,732,102       1.03 to 3.54       157,322,817         0.00%       0.15% to 2.65%        2.23% to 4.82%
    2003                71,541,800       1.01 to 3.38       150,703,416         0.00%       0.15% to 2.65%       -1.78% to 5.19%
    2002                62,421,448       0.49 to 3.21       150,280,208         0.00%       0.15% to 1.40%       8.97% to 10.34%
    2001                57,777,187       0.67 to 2.91       136,717,695        11.08%       0.15% to 1.40%        6.40% to 7.74%

Advantus Money Market
    2004                25,261,147       0.98 to 2.09        34,035,324         0.74%       0.15% to 2.65%       -1.88% to 0.60%
    2003                30,177,525       0.99 to 2.08        43,250,792         0.63%       0.15% to 2.65%       -0.89% to 0.46%
    2002                42,537,083       1.08 to 2.07        65,764,181         1.28%       0.15% to 1.40%       -0.13% to 1.13%
    2001                46,433,132       1.08 to 2.04        73,086,827         3.57%       0.15% to 1.40%        2.34% to 3.63%

Advantus Index 500
    2004               117,201,628       0.88 to 4.94       274,490,110         0.00%       0.15% to 2.65%       7.51% to 10.23%
    2003               105,250,773       0.81 to 4.48       245,642,588         0.00%       0.15% to 1.95%       5.75% to 32.02%
    2002                72,078,923       0.64 to 3.51       193,497,967         0.00%       0.15% to 1.40%      -23.45% to -22.48%
    2001                77,262,312       0.84 to 4.53       283,002,183         0.89%       0.15% to 1.40%      -13.48% to -12.39%

Advantus Mortgage
 Securities
    2004                70,069,365       1.03 to 3.76       138,001,443         0.00%       0.15% to 2.40%        2.07% to 4.65%
    2003                73,502,901       1.00 to 3.59       151,561,342         0.00%       0.15% to 2.20%       -0.18% to 4.00%
    2002                74,476,525       1.29 to 3.45       165,669,052         0.06%       0.15% to 1.40%        8.13% to 9.50%
    2001                62,749,113       1.19 to 3.15       136,919,160        12.15%       0.15% to 1.40%        7.46% to 8.81%

Advantus Maturing
 Government Bond 2006
    2004                 2,940,514       1.33 to 2.18         5,574,482         0.00%       0.15% to 1.40%       -1.27% to -0.03%
    2003                 5,136,771       1.35 to 2.18         9,953,107         0.00%       0.15% to 1.40%        0.53% to 1.79%
    2002                 5,364,167       1.34 to 2.14        10,647,700         0.00%       0.15% to 1.40%       11.42% to 12.82%
    2001                 4,864,034       1.20 to 1.90         8,692,552         5.40%       0.15% to 1.40%        6.57% to 7.91%

Advantus Maturing
 Government Bond 2010
    2004                 3,196,445       1.47 to 2.46         6,710,156         0.00%       0.15% to 1.40%       1.88% to 3.16%
    2003                 3,717,234       1.44 to 2.39         7,647,073         0.00%       0.15% to 1.40%       1.33% to 2.60%
    2002                 4,458,787       1.42 to 2.33         9,354,207         0.07%       0.15% to 1.40%      17.20% to 18.68%
    2001                 3,226,490       1.22 to 1.96         5,840,469        10.49%       0.15% to 1.40%       3.51% to 4.81%

Advantus
 International Bond
    2004                32,253,680       1.46 to 1.66        49,268,412         0.00%       0.15% to 1.40%       9.88% to 11.26%
    2003                39,542,742       1.33 to 1.49        54,896,928         0.00%       0.15% to 1.40%      18.58% to 20.07%
    2002                38,800,221       1.12 to 1.24        45,640,738         0.27%       0.15% to 1.40%      16.30% to 17.77%
    2001                35,648,905       0.96 to 1.06        36,124,400         1.10%       0.15% to 1.40%      -2.88% to -1.66%

Advantus Index 400
 Mid-Cap
    2004                21,892,766       1.20 to 2.02        36,571,393         0.00%       0.15% to 2.65%      12.70% to 15.56%
    2003                17,526,754       1.07 to 1.74        26,607,076         0.00%       0.15% to 2.65%       0.61% to 40.43%
    2002                14,982,764       1.02 to 1.30        17,849,686         0.00%       0.15% to 1.40%      -16.22% to -15.16%
    2001                15,271,982       1.22 to 1.53        21,884,881         0.86%       0.15% to 1.40%      -2.44% to -1.22%

Advantus Real Estate
 Securities
    2004                30,121,583       1.40 to 2.58        65,607,398         0.00%       0.15% to 2.65%       31.98% to 35.32%
    2003                26,986,325       1.06 to 1.93        45,304,358         0.00%       0.15% to 2.65%       2.50% to 46.58%
    2002                21,160,081       1.16 to 1.38        26,016,967         0.02%       0.15% to 1.40%        5.48% to 6.81%
    2001                10,820,336       1.10 to 1.30        12,378,669         4.06%       0.15% to 1.40%        8.51% to 9.87%

AIM V.I. Aggressive
 Growth
    2004                 1,263,093       1.05 to 1.36         1,550,204         0.00%       1.20% to 1.80%       8.55% to 10.14%
    2003                   823,185       0.95 to 1.24           884,176         0.00%       1.20% to 1.70%      15.08% to 33.76%
    2002 (a)               200,861           0.76               153,557         0.00%          1.40% (a)            -23.55%

AIM V.I. Balanced
    2004                 1,835,844       1.04 to 1.19         2,125,161         1.58%       1.20% to 2.05%       4.44% to 5.96%
    2003                 1,242,447       0.99 to 1.12         1,337,297         2.73%       1.20% to 1.95%       .58% to 14.61%
    2002 (a)               202,181           0.86               174,181         5.69% (a)      1.40% (a)            -13.85%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS - CONTINUED

                                          At December 31                                For the years ended December 31
                         ------------------------------------------------   -----------------------------------------------------
                            Units     Unit Fair Value lowest                 Investment       Expense Ratio**    Total Return***
                         Outstanding      to highest          Net Assets    Income Ratio*   lowest to highest   lowest to highest
                         -----------  ----------------------  ----------    -------------   -----------------   -----------------
AIM V.I. Dent
 Demographic Trends
    2004                     594,334      1.06 to 1.35           747,092        0.00%         1.20% to 2.05%      5.08% to 6.61%
    2003                     496,144      1.00 to 1.27           553,799        0.00%         1.20% to 1.80%     4.64% to 35.40%
    2002 (a)                  44,099          0.74                32,506        0.00%            1.40% (a)           -26.29%

AIM V.I. Premier Equity
    2004                     533,883       .99 to 1.22           580,517        0.33%         1.20% to 1.80%      2.73% to 4.23%
    2003                     521,022       .95 to 1.18           519,608        0.26%         1.20% to 1.70%     4.70% to 33.29%
    2002 (a)                 333,328          0.77               256,619        1.37% (a)        1.40% (a)           -23.01%

American Century Income
 and Growth
    2004                   3,246,113      1.16 to 1.37         4,215,839        1.04%         1.20% to 2.40%     9.63% to 11.23%
    2003                   2,166,069      1.04 to 1.23         2,504,905        0.88%         1.20% to 2.30%     2.59% to 40.15%
    2002 (a)                 271,073          0.82               222,342        0.00%            1.40% (a)           -17.98%

American Century Ultra
    2004                  30,147,276      1.07 to 1.29        37,869,128        0.00%         1.20% to 2.65%      7.70% to 9.27%
    2003                  13,840,021      0.98 to 1.18        15,411,423        0.00%         1.20% to 2.65%     1.54% to 28.31%
    2002 (a)               1,768,593          0.79             1,892,164        0.15% (a)        1.40% (a)           -20.55%

American Century Value
    2004                   5,913,385      1.21 to 1.40         7,935,867        0.63%         1.20% to 2.40%     11.19% to 12.81%
    2003                   2,437,616      1.10 to 1.24         2,802,907        0.76%         1.20% to 1.90%      .12% to 36.68%
    2002 (a)                 607,599          0.86               523,888        0.00%            1.40% (a)           -13.78%

Credit Suisse Global
 Post-Venture Capital
    2004                   4,275,603      0.58 to 0.61         2,493,440        0.00%         0.15% to 1.40%     16.35% to 17.81%
    2003                   4,156,371      0.50 to 0.52         2,080,388        0.00%         0.15% to 1.40%     45.61% to 47.44%
    2002                   1,869,296      0.34 to 0.35           640,052        0.00%         0.15% to 1.40%    -35.07% to -34.26%
    2001                   1,868,817      0.53 to 0.54           985,138        8.10%         0.15% to 1.40%    -33.72% to -29.52%

Fidelity VIP Contrafund
    2004                  41,197,786      1.04 to 1.42        45,868,903        0.20%         0.15% to 2.65%     12.15% to 14.99%
    2003                  36,031,753      0.91 to 1.25        34,087,961        0.29%         0.15% to 2.05%     1.68% to 32.40%
    2002                  29,726,965      0.72 to 0.75        21,710,439        0.70%         0.15% to 1.40%    -10.86% to -9.74%
    2001                  26,305,920      0.81 to 0.83        21,501,171        0.67%         0.15% to 1.40%    -13.69% to -12.60%

Fidelity VIP Equity-
 Income
    2004                  71,887,242      1.17 to 1.38        92,070,458        1.19%         0.15% to 2.65%     8.32% to 11.07%
    2003                  49,847,420      1.08 to 1.26        56,712,063    0.01% to 1.56%    0.15% to 2.65%     6.27% to 35.70%
    2002                  30,830,481      0.86 to 0.89        27,219,399        1.45%         0.15% to 1.40%    -18.30% to -17.28%
    2001                  22,269,645      1.05 to 1.07        23,587,152        1.06%         0.15% to 1.40%     -6.55% to -5.37%

Fidelity VIP Mid-Cap
    2004                  27,269,555      1.33 to 1.86        47,319,868        0.00%         0.15% to 2.40%     21.40% to 24.47%
    2003                  22,706,315      1.10 to 1.49        32,189,299    0.00% to 0.28%    0.15% to 2.05%     2.26% to 42.43%
    2002                  19,501,428      1.04 to 1.08        20,726,186        0.83%         0.15% to 1.40%    -11.28% to -10.16%
    2001                  17,716,573      1.18 to 1.20        20,984,737        0.27%         0.15% to 1.40%     -4.86% to -3.66%

Franklin Large Cap
 Growth Securities
    2004                   2,468,768      1.09 to 1.28         3,029,945        0.44%         1.20% to 2.05%      5.11% to 6.65%
    2003                   1,086,252      1.03 to 1.20         1,202,608        0.56%         1.20% to 2.05%     3.27% to 31.13%
    2002 (a)                 244,326          0.82               200,208        0.37% (a)        1.40% (a)           -18.06%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS - CONTINUED

                                       At December 31                                For the years ended December 31
                       -----------------------------------------------      ----------------------------------------------------
                           Units    Unit Fair Value lowest                   Investment      Expense Ratio**    Total Return***
                       Outstanding        to highest        Net Assets      Income Ratio*   lowest to highest  lowest to highest
                       -----------  ----------------------  ----------      -------------   -----------------  -----------------
Franklin Mutual
 Shares Securities
    2004                 4,755,013       1.16 to 1.35        6,043,249          0.71%         1.20% to 2.40%    9.69% to 11.29%
    2003                 2,444,129       1.04 to 1.21        2,752,836          1.01%         1.20% to 1.95%    3.00% to 23.41%
    2002 (a)               670,423           0.84              566,331          1.09%           1.40% (a)           -15.53%

Franklin Small Cap
    2004                21,040,489       0.70 to 1.45       17,040,295          0.00%         0.15% to 2.30%    8.56% to 11.31%
    2003                19,650,970       0.64 to 1.32       13,489,461          0.00%         0.15% to 2.20%    -0.91% to 42.62%
    2002                15,909,414       0.47 to 0.49        7,596,845          0.25%         0.15% to 1.40%   -29.68% to -28.79%
    2001                10,082,739       0.67 to 0.68        6,852,986          0.40%         0.15% to 1.40%   -16.43% to -15.37%

Templeton Developing
 Markets Securities
    2004                15,847,356       0.92 to 1.81       18,501,110          1.86%         0.15% to 2.40%    21.45% to 24.52%
    2003                14,599,010       0.74 to 1.47       12,919,582      .49% to 1.13%     0.15% to 2.40%    3.10% to 52.76%
    2002                13,519,675       0.49 to 0.72        7,649,303          1.47%         0.15% to 1.40%    -1.53% to -0.30%
    2001                13,906,056       0.50 to 0.73        7,847,819          0.10%         0.15% to 1.40%    -9.36% to -8.22%

Templeton Global
 Asset Allocation
    2004                 6,373,731       1.20 to 1.27        7,720,719          2.83%         0.15% to 1.40%    14.11% to 15.54%
    2003                 5,653,902       1.05 to 1.10        5,985,105      2.34% to 2.56%    0.15% to 1.40%    30.12% to 31.76%
    2002                 4,416,037       0.81 to 0.84        3,607,709          0.00%         0.15% to 1.40%    -5.72% to -4.53%
    2001                 2,557,131       0.86 to 0.88        2,219,608          9.82%         0.15% to 1.40%   -11.20% to -10.08%

Janus Aspen Balanced
    2004                 2,949,680       1.10 to 1.19        3,424,942          2.61%         1.20% to 2.40%     5.46% to 7.00%
    2003                 1,982,696       1.03 to 1.11        2,116,520          2.02%         1.20% to 1.90%    3.20% to 12.14%
    2002 (a)               689,640           0.92              635,967          2.74% (a)       1.40% (a)            -7.78%

Janus Aspen Capital
 Appreciation
    2004                28,087,494       0.71 to 1.35       21,035,361          0.03%         0.15% to 2.40%    14.88% to 17.79%
    2003                30,071,564       0.61 to 1.16       18,698,614          0.24%         0.15% to 1.80%    5.11% to 20.06%
    2002                34,709,134       0.51 to 0.53       17,877,948          0.30%         0.15% to 1.40%   -17.10% to -16.05%
    2001                38,811,457       0.62 to 0.64       24,324,231          0.86%         0.15% to 1.40%   -22.92% to -21.95%

Janus International
 Growth
    2004                26,616,625       0.70 to 1.58       21,631,914          0.88%         0.15% to 2.40%    15.58% to 18.51%
    2003                26,182,042       0.60 to 1.35       16,205,018          0.98%         0.15% to 1.90%    4.61% to 34.33%
    2002                29,205,230       0.45 to 0.47       13,384,834          0.64%         0.15% to 1.40%   -26.79% to -25.87%
    2001                30,574,683       0.62 to 0.64       19,195,115          0.70%         0.15% to 1.40%   -24.50% to -23.54%

MFS Investors Growth
 Stock
    2004                 1,267,606       1.02 to 1.24        1,434,981          0.00%         1.20% to 1.85%     6.13% to 7.68%
    2003                 1,418,331       0.95 to 1.15        1,462,824          0.00%         1.20% to 1.90%    0.11% to 20.90%
    2002 (a)               254,637           0.78              199,463          0.00%           1.40% (a)           -21.67%

MFS Mid Cap Growth
    2004                 1,228,768       1.08 to 1.45        1,612,515          0.00%         1.20% to 2.15%    11.39% to 13.01%
    2003                   828,565       0.96 to 1.29          933,083          0.00%         1.20% to 1.85%    -.17% to 34.71%
    2002 (a)               132,901           0.71               94,371          0.00%           1.40% (a)           -28.99%

MFS New Discovery
    2004                 9,067,451       1.03 to 1.35       11,635,163          0.00%         1.20% to 2.65%     3.43% to 4.94%
    2003                 5,017,186       0.98 to 1.29        5,858,375          0.00%         1.20% to 2.65%    -0.73% to 31.58%
    2002 (a)             1,073,449           0.75              919,016          0.00%           1.40% (a)           -25.27%

MFS Value
    2004                 3,064,606       1.16 to 1.38        3,845,989          1.95%         1.20% to 2.05%    11.82% to 13.46%
    2003                 2,148,341       1.02 to 1.22        2,327,459          0.15%         1.20% to 1.90%    0.28% to 22.98%
    2002 (a)               852,323           0.83              709,389          0.00%           1.40% (a)           -16.77%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS - CONTINUED

                                            At December 31                                For the years ended December 31
                          ------------------------------------------------       ---------------------------------------------------
                             Units      Unit Fair Value lowest                    Investment     Expense Ratio**    Total Return***
                          Outstanding         to highest        Net Assets       Income Ratio*  lowest to highest  lowest to highest
                          -----------   ----------------------  ----------       -------------  ------------------ -----------------
Oppenheimer Capital
 Appreciation
    2004                    4,037,186       1.06 to 1.29         4,766,235           0.20%        1.20% to 2.40%    3.83% to 5.34%
    2003                    2,307,305       1.01 to 1.23         2,499,721           0.24%        1.20% to 2.20%   1.20% to 28.88%
    2002 (a)                  890,405           0.81               722,898           0.00%          1.40% (a)          -21.48%

Oppenheimer High
 Income
    2004                  13,310,080        1.09 to 1.29        16,999,974           4.97%        1.20% to 2.65%    5.89% to 7.43%
    2003                   6,600,255        1.03 to 1.20         7,815,040           6.05%        1.20% to 2.65%   0.21% to 22.08%
    2002 (a)                 674,348            0.95             1,000,841           0.00%          1.40% (a)           -5.36%

Oppenheimer
 International Growth
    2004                    3,348,584       1.17 to 1.70         4,905,781           1.08%        1.20% to 2.35%   14.08% to 15.75%
    2003                    1,587,876       1.01 to 1.47         1,895,546           0.83%        1.20% to 2.30%   -0.01% to 43.52%
    2002 (a)                  323,095          0.71                230,222           0.00%          1.40% (a)          -29.61%

Putnam VT Growth
 and Income
    2004                    1,488,016       1.12 to 1.34         1,852,135           1.50%        1.20% to 2.05%    8.21% to 9.79%
    2003                    1,117,080       1.02 to 1.23         1,234,411           1.41%        1.20% to 1.90%   7.90% to 25.61%
    2002 (a)                  296,889          0.81                241,935           0.00%          1.40% (a)          -18.51%

Putnam VT International
  Growth
    2004                    8,475,391       1.18 to 1.45        11,580,995           1.38%        1.20% to 2.65%   13.16% to 14.81%
    2003                    6,281,267       1.03 to 1.27         7,272,213           0.83%        1.20% to 2.65%   3.70% to 26.75%
    2002 (a)                1,418,042           0.81             1,302,512           0.00%          1.40% (a)          -19.05%

Putnam VT New
 Opportunities
    2004                      288,771       1.08 to 1.36           361,736           0.00%        1.20% to 2.05%    7.42% to 8.99%
    2003                      271,984        .99 to 1.25           295,198           0.00%        1.20% to 1.55%   6.99% to 30.60%
    2002 (a)                   88,859           0.76                67,578           0.00%          1.40% (a)          -23.95%

Putnam VT New Value
    2004                    1,618,549       1.24 to 1.47         2,209,870           0.65%        1.20% to 1.85%   12.41% to 14.05%
    2003                      773,952       1.09 to 1.29           889,893           0.84%        1.20% to 1.90%   12.90% to 30.64%
    2002 (a)                  164,533          0.83                137,040           0.00%          1.40% (a)          -16.71%

Putnam VT Voyager
    2004                      813,029       1.00 to 1.22           898,769           0.24%        1.20% to 2.30%    2.26% to 3.78%
    2003                      610,427        .96 to 1.17           635,247           0.30%        1.20% to 1.90%   5.63% to 23.18%
    2002 (a)                  288,014           0.78               178,094           0.00%          1.40% (a)          -21.89%

Van Kampen Comstock
    2004                    3,155,382       1.23 to 1.45         4,490,631           0.60%        1.20% to 2.40%   14.36% to 16.03%
    2003 (b)                1,229,156       1.07 to 1.25         1,507,649           0.00%      1.20% to 2.20% (a)  1.44% to 9.49%

Van Kampen Emerging
 Growth
    2004                      201,893       1.24 to 1.26           254,303           0.00%        1.20% to 1.65%    3.98% to 5.50%
    2003 (b)                  119,599       1.18 to 1.19           142,785           0.00%      1.20% to 1.70% (a)  0.97% to 6.81%

Van Kampen Growth
 and Income
    2004                      729,450       1.36 to 1.39           998,169           0.50%        1.20% to 1.85%   11.14% to 12.76%
    2003 (b)                  208,298       1.21 to 1.24           252,779           0.00%      1.20% to 1.80% (a) 8.75% to 10.69%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS - CONTINUED

                                         At December 31                                  For the years ended December 31
                        -------------------------------------------------       ---------------------------------------------------
                           Units      Unit Fair Value lowest                    Investment     Expense Ratio**     Total Return***
                        Outstanding         to highest        Net Assets       Income Ratio*   lowest to highest  lowest to highest
                        -----------   ----------------------  -----------      --------------  -----------------  ------------------
Waddell & Reed
  Balanced
    2004                 79,627,064       0.95 to 3.90        228,371,804          1.39%        0.15% to 2.40%      6.06% to 8.77%
    2003                 86,130,915       0.89 to 3.63        246,795,946          0.66%        0.15% to 2.05%     1.89% to 20.87%
    2002                 96,126,456       0.74 to 3.03        242,627,878          0.00%        0.15% to 1.40%    -10.25% to -9.12%
    2001                115,815,207       0.83 to 3.37        334,282,742          1.87%        0.15% to 1.40%    -15.55% to -14.49%

Waddell & Reed Growth
    2004                 79,382,363       0.62 to 3.53        175,548,922          0.27%        0.15% to 2.35%      0.61% to 4.92%
    2003                 79,974,037       0.61 to 3.46        192,077,415          0.00%        0.15% to 1.90%     1.70% to 25.26%
    2002                 89,698,886       0.56 to 2.79        181,641,666          0.00%        0.15% to 1.40%    -32.49% to -25.55%
    2001                102,359,809       0.67 to 3.90        312,995,984          0.09%        0.15% to 1.40%    -25.85% to -24.74

Waddell & Reed
 International II
    2004                 75,725,803       1.18 to 3.39        176,860,398          1.10%        0.15% to 2.65%     18.36% to 22.49%
    2003                 69,210,848       1.09 to 2.77        145,621,007          1.78%        0.15% to 2.65%     .4.91% to 50.04%
    2002                 69,117,878       0.76 to 1.89        107,934,334          0.00%        0.15% to 1.40%    -18.96% to -17.94%
    2001                 77,650,129       0.93 to 2.30        154,874,874          4.22%        0.15% to 1.40%    -12.45% to -11.34%

Waddell & Reed Small
 Cap Growth
    2004                 46,293,461       1.11 to 2.34         83,836,348          0.00%        0.15% to 2.40%     11.26% to 14.12%
    2003                 48,087,823       1.01 to 2.05         80,974,858          0.00%        0.15% to 2.30%      2.26% to 47.76%
    2002                 50,956,068       0.69 to 1.39         61,064,365          0.00%        0.15% to 1.40%    -32.75% to -31.90%
    2001                 58,874,540       1.03 to 2.04        106,352,320          0.00%        0.15% to 1.40%    -15.89% to -14.83%

Waddell & Reed Value
    2004                 40,557,151       1.02 to 2.43         74,124,351          1.07%        0.15% to 2.40%     10.55% to 14.53%
    2003                 39,892,772       0.90 to 2.12         68,458,346          0.54%        0.15% to 1.95%      2.07% to 26.87%
    2002                 44,175,977       0.72 to 1.67         62,482,210          0.00%        0.15% to 1.40%    -16.50% to -15.45%
    2001                 48,303,751       0.86 to 1.98         85,380,743          1.07%        0.15% to 1.40%    -11.70 to -10.59%

Waddell & Reed Micro
 -Cap Growth
    2004                 13,551,857       1.11 to 1.63         18,880,273          0.00%        0.15% to 2.40%      7.17% to 11.83%
    2003                 17,493,441       1.04 to 1.50         23,278,419          0.00%        0.15% to 1.80%      2.89% to 73.88%
    2002                 16,079,775       0.68 to 0.96         14,309,710          0.00%        0.15% to 1.40%    -44.43% to -43.73%
    2001                 18,375,194       1.23 to 1.72         29,750,152          0.00%        0.15% to 1.40%    -12.56% to -11.46%

Waddell & Reed Small
 Cap Value
    2004                 29,511,761       1.12 to 1.89         49,789,092          0.00%        0.15% to 2.40%     11.62% to 14.85%
    2003                 23,557,729       1.11 to 1.66         36,825,287          0.00%        0.15% to 2.30%       .59% to 59.63%
    2002                 23,025,937       1.03 to 1.13         25,038,865          0.00%        0.15% to 1.40%    -21.09% to -20.10%
    2001                 19,875,251       1.31 to 1.43         27,119,932          0.00%        0.15% to 1.40%     13.98% to 15.41%

Waddell & Reed Core
 Equity
    2004                 13,227,660       0.79 to 1.18         12,366,101          0.65%        0.15% to 2.35%      6.70% to 9.40%
    2003                 13,738,232       0.73 to 1.09         11,553,656          0.71%        0.15% to 1.70%      3.31% to 21.15%
    2002                 16,313,415       0.61 to 0.79         11,773,521          0.00%        0.15% to 1.40%    -29.14% to -28.25%
    2001                 17,049,674       0.87 to 1.10         17,416,946          0.24%        0.15% to 1.40%     -9.03% to -7.88%

Waddell & Reed Asset
 Strategy
    2004                  4,443,666       1.14 to 1.18          5,177,416          2.85%        1.20% to 2.40%     10.34% to 14.63%
    2003 (b)                439,489       1.05 to 1.06            464,746      .00% to 3.71%    1.20% to 1.95%      1.41% to 6.01%

Waddell & Reed
 International
    2004                  3,475,303       1.11 to 1.27          4,150,552          1.14%        1.20% to 2.65%     11.02% to 12.64%
    2003 (b)                841,932       1.07 to 1.13            949,442          2.04%        1.20% to 2.65%     -1.69% to 13.69%

Waddell & Reed
 Science & Technology
    2004                  4,863,259       1.15 to 1.26          5,848,726          0.00%        1.20% to 2.35%     13.21% to 16.26%
    2003 (b)                369,779           1.10                406,684          0.00%        1.20% to 1.85%      2.19% to 11.50%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS - CONTINUED

                                        At December 31                                    For the years ended December 31
                      ------------------------------------------------         ---------------------------------------------------
                         Units      Unit Fair Value lowest                       Investment    Expense Ratio**    Total Return***
                      Outstanding        to highest         Net Assets         Income Ratio*  lowest to highest  lowest to highest
                      -----------   ----------------------  ----------         -------------  -----------------  -----------------
Waddell & Reed Bond
    2004 (c)            2,028,373       1.02 to 1.03         2,086,600            17.28%        1.25% to 2.35%    2.12% to 2.86%

Waddell & Reed
 Dividend Income
    2004 (c)            1,747,164       1.08 to 1.09         1,902,163             2.00%        1.25% to 2.35%    8.08% to 8.86%

Waddell & Reed
 High Income
    2004 (c)            3,775,548       1.07 to 1.07         4,052,569            22.73%        1.25% to 2.35%    6.55% to 7.33%

Waddell & Reed
 Limited-Term Bond
    2004 (c)              723,396       1.00 to 1.01           728,864             9.18%        1.25% to 2.35%    0.02% to 0.75%

Waddell & Reed
 Money Market
    2004 (c)            1,211,226        .99 to 1.00         1,207,920             0.79%        1.25% to 2.35%   -1.00% to -0.27%

Waddell & Reed
 Mortgage Securities
    2004 (d)          16,466,798        1.04 to 1.04        17,159,418             2.11%        1.25% to 2.35%    3.51% to 4.19%

Waddell & Reed Real
 Estate Securities
    2004 (d)            7,248,663       1.31 to 1.32         9,546,752             0.77%        1.25% to 2.35%   30.82% to 31.68%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

** This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period.

(a) Period from May 1, 2002, commencement of operations, to December 31, 2002.

(b) Period from September 22, 2003, commencement of operations, to December 31, 2003.

(c) Period from May 3, 2004, commencement of operations, to December 31, 2004.

(d) Period from May 27, 2004, commencement of operations, to December 31, 2004.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Minnesota Life Insurance Company and subsidiaries (collectively, the Company) as of December 31, 2004 and 2003, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in note 2 to the consolidated financial statements, effective January 1, 2004, the Company adopted Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long- Duration Contracts and for Separate Accounts.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

Minneapolis, Minnesota
March 10, 2005

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           Consolidated Balance Sheets
                           December 31, 2004 and 2003
                                 (In thousands)

                                                                                         2004          2003
                                                                                     -----------   -----------
Assets
   Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $5,213,338 and $4,647,433)   $ 5,472,948   $ 4,941,278
   Equity securities, at fair value (cost $606,225 and $580,495)                         747,277       676,398
   Mortgage loans, net                                                                   810,508       773,479
   Real estate, net                                                                        1,771         1,830
   Finance receivables, net                                                              140,425       127,716
   Policy loans                                                                          270,186       263,508
   Private equity investments (cost $228,338 and $236,197)                               226,631       222,200
   Fixed maturity securities on loan, at fair value
      (amortized cost $1,128,126 and $1,304,233)                                       1,152,143     1,361,128
   Equity securities on loan, at fair value (cost $63,396 and $52,100)                    84,121        68,771
   Other invested assets                                                                  23,306       169,720
                                                                                     -----------   -----------
      Total investments                                                                8,929,316     8,606,028

   Cash and cash equivalents                                                             196,508       222,529
   Securities held as collateral                                                       1,276,761     1,466,354
   Deferred policy acquisition costs                                                     721,055       636,475
   Accrued investment income                                                              85,553        83,461
   Premiums and fees receivable                                                          137,578       137,954
   Property and equipment, net                                                            80,033        82,856
   Reinsurance recoverables                                                              727,129       677,102
   Goodwill and intangible assets, net                                                    23,089            --
   Other assets                                                                           36,653        31,870
   Separate account assets                                                             9,563,176     8,854,022
                                                                                     -----------   -----------
         Total assets                                                                $21,776,851   $20,798,651
                                                                                     ===========   ===========

Liabilities and Stockholder's Equity

Liabilities:

   Policy and contract account balances                                              $ 4,853,594   $ 4,688,655
   Future policy and contract benefits                                                 2,090,802     2,052,276
   Pending policy and contract claims                                                    169,699       160,687
   Other policyholder funds                                                              578,621       557,525
   Policyholder dividends payable                                                         48,301        52,995
   Unearned premiums and fees                                                            212,057       199,767
   Federal income tax liability:
      Current                                                                             24,457        32,429
      Deferred                                                                           198,484       138,964
   Other liabilities                                                                     428,111       497,970
   Notes payable                                                                         125,000       125,000
   Securities lending collateral                                                       1,276,761     1,466,354
   Separate account liabilities                                                        9,563,176     8,809,077
                                                                                     -----------   -----------
      Total liabilities                                                               19,569,063    18,781,699
                                                                                     -----------   -----------

Stockholder's equity:
   Common stock, $1 par value, 5,000,000 shares authorized,
      issued and outstanding                                                               5,000         5,000
   Additional paid in capital                                                             61,164         3,000
   Retained earnings                                                                   1,918,603     1,795,285
   Accumulated other comprehensive income                                                223,021       213,667
                                                                                     -----------   -----------
      Total stockholder's equity                                                       2,207,788     2,016,952
                                                                                     -----------   -----------
         Total liabilities and stockholder's equity                                  $21,776,851   $20,798,651
                                                                                     ===========   ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
         Consolidated Statements of Operations and Comprehensive Income
                  Years ended December 31, 2004, 2003 and 2002
                                 (In thousands)

                                                            2004         2003          2002
                                                         ----------   ----------    ----------
Revenues:

   Premiums                                              $1,078,586   $1,005,277    $  900,074
   Policy and contract fees                                 382,048      351,669       355,890
   Net investment income                                    459,612      465,858       499,103
   Net realized investment gains (losses)                    73,862      (48,641)     (137,097)
   Finance charge income                                     37,694       34,148        33,125
   Commission income                                         40,589           --            --
   Other income                                              21,273       18,820        22,777
                                                         ----------   ----------    ----------
      Total revenues                                      2,093,664    1,827,131     1,673,872
                                                         ----------   ----------    ----------

Benefits and expenses:

   Policyholder benefits                                  1,027,760      975,604       849,342
   Interest credited to policies and contracts              280,618      287,018       289,606
   General operating expenses                               389,924      341,552       328,421
   Commissions                                              143,633      108,293       100,912
   Administrative and sponsorship fees                       63,057       68,773        71,166
   Dividends to policyholders                                15,331       17,817        19,162
   Interest on notes payable                                 10,391       11,258        12,758
   Amortization of deferred policy acquisition costs        169,888      166,138       188,662
   Capitalization of policy acquisition costs              (206,061)    (208,620)     (169,437)
                                                         ----------   ----------    ----------
      Total benefits and expenses                         1,894,541    1,767,833     1,690,592
                                                         ----------   ----------    ----------
         Income (loss) from operations before taxes         199,123       59,298       (16,720)

   Federal income tax expense (benefit):
      Current                                                17,445       19,121         3,048
      Deferred                                               42,821       (4,268)      (23,524)
                                                         ----------   ----------    ----------
         Total federal income tax expense (benefit)          60,266       14,853       (20,476)
                                                         ----------   ----------    ----------
            Net income                                   $  138,857   $   44,445    $    3,756
                                                         ==========   ==========    ==========
   Other comprehensive income (loss), net of tax:
      Unrealized gains (losses) on securities, net       $    9,354   $  155,276    $  (44,898)
                                                         ----------   ----------    ----------
      Other comprehensive income (loss), net of tax           9,354      155,276       (44,898)
                                                         ----------   ----------    ----------
            Comprehensive income (loss)                  $  148,211   $  199,721    $  (41,142)
                                                         ==========   ==========    ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
           Consolidated Statements of Changes in Stockholder's Equity
                  Years ended December 31, 2004, 2003 and 2002
                                 (In thousands)

                                                           2004         2003         2002
                                                        ----------   ----------   ----------
Common stock:
   Total common stock                                   $    5,000   $    5,000   $    5,000
                                                        ==========   ==========   ==========
Additional paid in capital:
   Beginning balance                                    $    3,000   $    3,000   $    3,000
   Contributions                                            58,164           --           --
                                                        ----------   ----------   ----------
      Total additional paid in capital                  $   61,164   $    3,000   $    3,000
                                                        ==========   ==========   ==========
Retained earnings:
   Beginning balance                                    $1,795,285   $1,786,873   $1,821,015
   Net income                                              138,857       44,445        3,756
   Dividends to stockholder                                (15,539)     (36,033)     (37,898)
                                                        ----------   ----------   ----------
      Total retained earnings                           $1,918,603   $1,795,285   $1,786,873
                                                        ==========   ==========   ==========

Accumulated other comprehensive income:
   Beginning balance                                    $  213,667   $   58,391   $  103,289
   Change in unrealized appreciation (depreciation)
      of securities, net                                     9,354      155,276      (44,898)
                                                        ----------   ----------   ----------
      Total accumulated other comprehensive income      $  223,021   $  213,667   $   58,391
                                                        ==========   ==========   ==========

         Total stockholder's equity                     $2,207,788   $2,016,952   $1,853,264
                                                        ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      Consolidated Statements of Cash Flows
                  Years ended December 31, 2004, 2003 and 2002
                                 (In thousands)

                                                                 2004          2003          2002
                                                             -----------   -----------   -----------
Cash Flows from Operating Activities
Net income                                                   $   138,857   $    44,445   $     3,756
Adjustments to reconcile net income to net cash
   provided by operating activities:
      Interest credited to annuity and insurance contracts       248,103       249,128       251,828
      Fees deducted from policy and contract balances           (352,028)     (327,631)     (319,227)
      Change in future policy benefits                            41,572        30,013       153,061
      Change in other policyholder liabilities, net                9,006        35,834       (35,323)
      Amortization of deferred policy acquisition costs          169,888       166,138       188,662
      Capitalization of policy acquisition costs                (206,061)     (208,620)     (169,437)
      Change in premiums and fees receivable                         375       (12,530)       (6,689)
      Deferred tax provision                                      42,821        (4,268)      (23,524)
      Change in federal income tax liabilities - current          (7,972)       16,009       (16,929)
      Net realized investment losses (gains)                     (73,862)       48,641       137,097
      Change in reinsurance recoverables                         (50,027)      (30,147)      (22,515)
      Other, net                                                  90,532       137,729        14,973
                                                             -----------   -----------   -----------
         Net cash provided by operating activities                51,204       144,741       155,733
                                                             -----------   -----------   -----------
Cash Flows from Investing Activities
Proceeds from sales of:
   Fixed maturity securities, available-for-sale               1,538,904     1,658,859     2,046,691
   Equity securities                                             537,399       429,470       378,452
   Mortgage loans                                                  3,239            --            --
   Real estate                                                     1,276        11,255         3,301
   Private equity investments                                     63,623        23,703        11,583
   Other invested assets                                          23,619         1,729        12,343
Proceeds from maturities and repayments of:
   Fixed maturity securities, available-for-sale               1,262,636     1,170,516       601,211
   Mortgage loans                                                 79,356        81,056        50,370
Purchases and originations of:
   Fixed maturity securities, available-for-sale              (3,077,269)   (3,281,851)   (2,898,144)
   Equity securities                                            (477,434)     (462,070)     (377,641)
   Mortgage loans                                               (119,806)      (86,931)      (78,011)
   Real estate                                                    (1,324)         (737)           --
   Private equity investments                                    (51,265)      (31,519)      (42,639)
   Other invested assets                                         (21,779)       (4,319)       (2,866)
Finance receivable originations or purchases                    (109,989)      (91,674)      (82,141)
Finance receivable principal payments                             89,283        77,154        78,266
Securities in transit                                           (109,734)       95,821       (39,632)
Other, net                                                       (23,196)      (22,760)      (14,346)
                                                             -----------   -----------   -----------
         Net cash used for investing activities                 (392,461)     (432,298)     (353,203)
                                                             -----------   -----------   -----------
Cash Flows from Financing Activities
Deposits credited to annuity and insurance contracts           1,814,146     1,626,707     1,434,456
Withdrawals from annuity and insurance contracts              (1,546,611)   (1,263,337)   (1,188,125)
Payments on debt                                                      --       (12,000)      (22,000)
Contributed capital                                               55,000            --            --
Dividends paid to stockholder                                         --       (22,000)      (78,586)
Other, net                                                        (7,299)        2,714          (363)
                                                             -----------   -----------   -----------
         Net cash provided by financing activities               315,236       332,084       145,382
                                                             -----------   -----------   -----------
Net (decrease) increase in cash and cash equivalents             (26,021)       44,527       (52,088)
Cash and cash equivalents, beginning of year                     222,529       178,002       230,090
                                                             -----------   -----------   -----------
Cash and cash equivalents, end of year                       $   196,508   $   222,529   $   178,002
                                                             ===========   ===========   ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        December 31, 2004, 2003 and 2002

(1)  Nature of Operations

     Organization and Description of Business

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company LLC, Enterprise Holding Corporation, Northstar Life Insurance Company, and Allied Solutions, LLC. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Services, Group Insurance, and Retirement Services. Revenues, including net realized investment gains and losses, in 2004 for these business units were $598,650,000, $270,687,000, $888,030,000 and
     $197,468,000, respectively. Revenues in 2003 for these strategic business units were $589,782,000, $258,798,000, $805,084,000, and $187,440,000,
     respectively. Revenues in 2002 for these strategic business units were $620,370,000, $287,073,000, $672,316,000, and $188,626,000, respectively.
     Additional revenues, including the majority of net realized investment gains and losses, reported by the Company's subsidiaries and corporate product line for the years ended December 31, 2004, 2003 and 2002, were $138,829,000, ($13,973,000) and ($94,513,000), respectively.

     The Company serves over eight million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     During 2004, the Company's majority-owned subsidiary, MIMLIC Life Insurance Company, was dissolved.

     On June 1, 2004, the Company purchased Allied Solutions, LLC and Subsidiary (Allied). See note 13 for further explanation of this transaction.

     Effective July 1, 2003, Personal Finance Company converted from a C corporation into a limited liability company and its name was changed to Personal Finance Company LLC.

     On April 1, 2003, ownership of Securian Life Insurance Company was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

     On January 2, 2003, ownership of Securian Casualty Company was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

(2)  Summary of Significant Accounting Policies

     Basis of Presentation

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. The results of Allied are reported on a month lag, which is not considered to be material to the consolidated results of operations or financial position of the Company. All material intercompany transactions and balances have been eliminated.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Basis of Presentation (Continued)

     The Company's insurance operations, domiciled in the states of Minnesota and New York, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the National Association of Insurance Commissioners accounting practices. See note 19 for discussion of statutory dividend limitations.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, impairment losses on investments, valuation allowances for mortgage loans on real estate, federal income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

     Insurance Revenues and Expenses

     Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to estimated gross profits or margins.

     Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that are not yet paid are included in premiums and fees receivables on the consolidated balance sheets.

     Certain nontraditional life products, specifically individual adjustable and variable life insurance policies, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Commission Revenue

     Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy.

     Deferred Policy Acquisition Costs

     The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs. Deferred policy acquisition costs (DAC) are subject to loss recognition testing at least annually.

     For traditional life, accident and health and group life products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life products and deferred annuities, DAC are amortized with interest over the expected lives of the contracts in relation to the present value of estimated gross profits from investment, mortality and expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account performance, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience. For future separate account performance, the Company utilizes a mean reversion process. The Company's future long-term yield assumption changed from 9% to 8% at December 31, 2004. This change was a result of a change in management's best estimate regarding future long-term separate account performance. Factors regarding economic outlook as reviewed by a third party and internal investment experts, and management's current view of the capital markets were considered in developing management's best estimate of the long-term assumption. The Company's policy regarding the reversion to the mean process assumes a five-year reversion period during which a modified yield assumption is projected for the next five years after the valuation date. This modified yield assumption is calculated such that, when combined with the actual yields from January 1, 2001 through the valuation date, the total yield from January 1, 2001 through the end of the five-year reversion period is equal to the long-term assumption. This modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

     Changes in actuarial assumptions can have a significant impact on the amount of DAC reported for nontraditional life and deferred annuities, and the related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised to reflect management's best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant.

     Any resulting impact to financial results from a change in actuarial assumption is included in amortization of deferred policy acquisition costs in the consolidated statements of operations. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 17.

     Software Capitalization

     Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized cost of $26,183,000 and $26,032,000 as of December 31, 2004 and 2003, respectively, and amortized software expense of $8,356,000, $7,838,000 and $8,227,000 for the years ended December 31, 2004, 2003 and 2002, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Finance Charge Income and Receivables

     Finance charge income, arising from the Company's consumer finance operations, includes earned finance charges, interest, and fees on finance receivables. Accrued and uncollected finance charges, interest, and fees are included in finance receivables in the consolidated balance sheets. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Late charges are accrued only if two or less late charges are due and unpaid. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 60 days or they are considered by management to be impaired.

     A loan is treated as impaired when based upon current information and events it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

     An allowance for losses is maintained by direct charges to operations at an amount which in management's judgment, based on a specific review of larger individual loans, the overall risk characteristics of the portfolio, changes in the character or size of the portfolio, the level of non-performing assets, historical losses and economic conditions, is adequate to absorb probable losses on existing receivables. It is the Company's general policy to charge-off accounts (net of unearned finance charges) when they are deemed uncollectible and in any event on which no collections were received during the preceding six months, except for certain accounts which have been individually reviewed by management and are deemed to warrant further collection effort.

     The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or properties. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

     Valuation of Investments and Net Investment Income

     Fixed maturity securities, which may be sold prior to maturity, including fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method. The Company recognizes the excess of all cash flows attributable to its beneficial interest in asset-backed securities, including all interest only strips and asset-backed securities not of high credit quality, estimated at the acquisition/transaction date over the initial investment as interest income over the life of the Company's beneficial interest using the effective yield method.

     The Company uses book value as cost for applying the retrospective adjustment method to fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained from broker dealer survey values or internal estimates.

     Marketable equity securities (common stocks, preferred stocks and equity securities on loan) are classified as available-for-sale and are carried at fair value. Mutual funds in select asset classes that are sub-advised are carried at the fair value of the underlying net assets of the funds.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Valuation of Investments and Net Investment Income (Continued)

     Mortgage loans are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. Impairments are determined by specific identification. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral.

     Private equity investments in limited partnerships are carried on the consolidated balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Any adjustments recorded directly to stockholders' equity of the investee are recorded, based on the Company's ownership share, as an adjustment to the amount invested and as unrealized gains or losses. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

     Fair values of fixed maturity securities are based on quoted market prices where available. Fair values of marketable equity securities and embedded derivatives are based on quoted market prices. Fair values of private equity investments are obtained from the financial statement valuations of the underlying fund or independent broker bids. For fixed maturity securities not based on quoted market prices (generally private placement securities and securities that do not trade regularly) an internally developed pricing model using a commercial software application is most often used. The internally developed pricing model is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. For securities for which quoted market prices are not available and the internally developed pricing model is not suitable for estimating fair values, qualified company representatives determine the fair value using discounted cash flows and pricing information obtained from the trustee of the related security. As of December 31, 2004, 79.3% of the fair values of fixed maturity securities were obtained from quoted market prices, 19.8% from the internal methods described above and .9% from other sources, primarily broker bids.

     Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses.

     The Company recognizes interest income as earned and recognizes dividend income on equity securities upon the declaration of the dividend.

     For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

     Policy loans are carried at the unpaid principal balance.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Valuation of Investments and Net Investment Income (Continued)

     Cash and cash equivalents are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

     A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable, is recorded in other liabilities on the consolidated balance sheets, and is discussed in detail in note 12. The use of the restricted funds is limited to the satisfaction of the unremitted premiums payable owed to the underwriter. The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $13,008,000 and $0 at December 31, 2004 and 2003, respectively.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to reserves represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains had been realized and the proceeds reinvested at then current market interest rates, which were lower than the current effective portfolio rate.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by any charge-off. The interest rates on the receivables outstanding at December 31, 2004 and 2003 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2004 and 2003 approximate the fair value at that date.

     Credit Risk

     Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents with high quality financial institutions and limits the amount of credit exposure with any one institution. Concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets are limited because of the diverse geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

     Equity security diversification is obtained through the use of style diversification and through limiting exposure to a single issuer. Private equity investment diversification is achieved by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of private equity instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Credit Risk (Continued)

     During 2003, the Company exchanged its affiliated investment advisor's mutual funds for shares of Waddell and Reed Ivy Investment Co. funds due to the sale of the equity advisory business by its affiliated investment advisor. For 2003, the investments continued to be invested across the same eight well-diversified investment strategies employed by the former affiliated funds. The fair value of these funds at December 31, 2003 was $172,424,000. During 2004, four of these funds were liquidated while the remaining four funds continue to be managed using the same diversification strategy and had a fair value at December 31, 2004 of $93,297,000.

     Derivative Financial Instruments

     The Company holds derivative financial instruments for the purpose of hedging the risks of certain identifiable and anticipated transactions. In general, the types of risks hedged are those relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates and changes in interest rates. The Company documents its risk management strategy and hedge effectiveness at the inception of and during the term of each hedge.

     In the normal course of business, the Company held one derivative in the form of an equity swap which matured in August 2003. The purpose of this swap was to hedge the fair value of equity-linked instruments to equity market movements. This swap was a customized derivative that was embedded directly with the underlying equity-linked fixed maturity security and could not be unwound separately from the fixed maturity security. Equity swaps are considered to be fair value hedges and were entered into only for the purpose of hedging such risks, not for speculation. The change in fair value of this swap was offset to net realized capital losses by changes in the fair value of the item being hedged. As of December 31, 2004 and 2003, the Company had no equity swap positions.

     The Company uses short-duration spot contracts to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolio. The contracts had an immaterial impact on the Company's current year consolidated operating results.

     The Company reclassified certain mortgage dollar roll securities from fixed maturity and equity securities classified as available-for-sale as of December 31, 2004 and 2003, in the amount of $2,926,000 and $114,809,000, respectively, to other invested assets. As of December 31, 2004 and 2003, the change in fair value of these securities included in realized capital gains (losses) was $1,013,000 and ($1,007,000), respectively.

     Realized and Unrealized Gains and Losses

     The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments.

     Under the Company's accounting policy for debt and equity securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period of time. For debt securities, the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased benefit interest to fair value.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Realized and Unrealized Gains and Losses (Continued)

     For other debt and equity securities, an other-than-temporary charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including but not limited to, the current fair value as compared to the amortized cost of the security, specific credit issues such as collateral, and financial prospects related to the issuer, the Company's intent to hold or dispose of the security, and current economic conditions.

     Available-for-sale equity securities which have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information and the manager's intent to hold the stock. Mutual funds are reviewed analyzing the characteristics of the underlying investments and the long-term outlook for the asset class along with the intent to hold the investment. All other available-for-sale equity securities with significant unrealized losses are also reviewed on the same basis for impairment. Private equity securities which have been in an unrealized loss position of greater than 20% for longer than two years are analyzed on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. All other material unrealized losses are reviewed for any unusual event that may trigger an other-than-temporary charge.

     Other-than-temporary impairments are recorded to bring the cost of the investment down to the fair market value. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

     The Company provides valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Changes in the valuation allowance are recorded in net realized gains and losses on the consolidated statements of operations. No valuation allowances for mortgage loans were necessary as of December 31, 2004 and 2003.

     Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

     Total other-than-temporary write-downs for fixed maturity securities for the years ended December 31, 2004, 2003 and 2002 respectively were $6,684,000, $34,632,000 and $53,299,000, respectively.

     Total other-than-temporary write-downs for marketable equity securities for the years ended December 31, 2004, 2003 and 2002 were $1,728,000, $13,157,000 and $5,314,000 respectively. An additional $23,427,000 and
     $40,300,000 of other than temporary write-downs for marketable equity securities were recorded on securities that were subsequently sold during 2003 and 2002, respectively.

     Total other-than-temporary write-downs for private equity investments for the years ended December 31, 2004, 2003 and 2002 were $13,863,000, $57,480,000 and $51,410,000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Securities Lending

     The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the fair value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company. The income from these investments is recorded in net investment income and was $1,762,000, $2,378,000, and $1,413,000 for the
     years ended December 31, 2004, 2003, and 2002, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2004 and 2003 were $1,236,264,000 and $1,429,899,000, respectively. As of December
     31, 2004 and 2003, the collateral associated with securities lending was $1,276,761,000 and $1,466,354,000, respectively.

     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded in the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively.

     Although the Company's securities lending program involves certain credit risk, the Company believes that the high quality of the collateral received (primarily commercial paper and money market instruments) and the Company's monitoring policies and procedures mitigate the likelihood of material losses under these arrangements.

     Property and Equipment

     Property and equipment are carried at cost, net of accumulated depreciation of $179,776,000 and $170,390,000 at December 31, 2004 and 2003,
     respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2004, 2003, and 2002, was $12,427,000,
     $11,855,000, and $12,085,000, respectively. Effective January 1, 2002, the Company adopted Financial Accounting Standards Board (FASB) Statement No. 144 (FAS 144), Accounting for the Impairment or Disposal of Long-Lived Assets, which addresses financial accounting and reporting standards for the impairment and disposal of long-lived assets for fiscal years beginning after December 15, 2001. The Company determined that there were no material impacts to the consolidated statements of operations or financial position due to the adoption and subsequent application of FAS 144.

     Goodwill and Other Intangible Assets

     In accordance with FASB Statement No. 142 (FAS 142), Goodwill and Other Intangible Assets, the Company does not amortize goodwill. The Company tests goodwill, at the reporting unit level, at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to:
     (1) a significant adverse change in legal factors or in business climate,
     (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The fair value of the reporting unit is estimated using a combination of the income, or discounted cash flows, approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Goodwill and Other Intangible Assets (Continued)

     The Company also evaluates the recoverability of other intangible assets with an indefinite useful life whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the market value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be calculated as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. Intangible assets with a finite useful life are amortized over their useful lives on a straight-line basis.

     Separate Accounts

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These assets and liabilities are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the fair value of the investments held in the segregated funds. The investment income and gains and losses of these accounts accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected in the consolidated statements of operations except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     The Company periodically invests money in its separate accounts. The fair value of such investments, included with separate account assets at December 31, 2003 was $44,945,000. At December 31, 2004, the fair value of these investments was $49,445,000 and included with equity securities as required by Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1).

     Sales Inducements

     The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The Company's sales inducement credits the policyholder with a higher interest rate than the normal general account interest rate for the first policy year. Changes in deferred sales inducements for the period ended December 31 were as follows:

     in thousands                   2004
     ------------                   ----
     Balance at beginning of year   $ --
     Capitalization                  261
     Amortization                    (11)
                                    ----
     Balance at end of year         $250
                                    ====

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Reinsurance

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     Policyholder Liabilities

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. Certain traditional life products are accounted for under AICPA Statement of Position 95-1, Accounting for Certain Insurance Activities of Mutual Life Insurance Entities. When estimating the expected gross margins for traditional life products as of December 31, 2004, the Company has assumed an average rate of investment yields ranging from 4.69% to 4.95%.

     Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as described in note 17.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     Participating Business

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2004 and 2003, the total participating business in force was $1,310,550,000 and $1,199,752,000, respectively. As a percentage of total life insurance in force, participating business in force represents .3% at December 31, 2004 and 2003.

     Income Taxes

     The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Allocation is based upon separate return calculations with a credit for any currently used net losses and tax credits. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Income Taxes (Continued)

     The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

     New Pronouncements

     In December 2004, the FASB issued Statement No. 153, (FAS 153), Exchange of Nonmonetary Assets, an amendment of APB Opinion No. 29 (APB 29), which eliminates the exception in APB 29 for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. This guidance is effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005. The Company expects no material impact to its consolidated results of operations or financial position due to the adoption of FAS 153.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. In accordance with FASB Staff Position (FSP) FAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issued guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP FAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-2), which superseded FSP FAS 106-1 and provided guidance on accounting and disclosures related to the Act.

     The Company has concluded that prescription drug benefits available under its postretirement plans to some or all participants for some or all future years are at least actuarially equivalent to Medicare Part D, and thus qualify for the subsidy under the Act. The Company has estimated the expected subsidy that will reduce the Company's share of the cost and has reflected that in its postretirement plan costs and obligations.

     The effect of the Act to the Company is a $7,750,000 reduction of the accumulated postretirement benefit obligation as of December 31, 2004 and a $1,151,000 reduction in the net periodic postretirement benefit cost for 2004.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     New Pronouncements (Continued)

     In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company revised its method of calculating the impairment of securities based on this additional guidance. Other-than-temporary impairments reduce the value of the investment to fair value.

     On September 8, 2004, the FASB exposed for comment FSP EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the related paragraphs in EITF 03-1, with the exception of certain disclosure requirements. The delay had no impact on the Company's consolidated financial position or results of operations.

     In June 2004, the FASB issued FSP 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (FAS 97), Permit or Require Accrual of an Unearned Revenue Liability (FSP FAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP FAS 97-1 is to address the practice question of whether SOP 03-1 restricts the application of the URR guidance in FAS 97 to situations in which profits are expected to be followed by losses. Although SOP 03-1 requires URR in certain situations where profits are followed by losses, it does not restrict the calculation of URR to only those situations. The adoption of FSP FAS 97-1 had no material impact to the consolidated results of operations or financial position of the Company.

     Effective January 1, 2004, the Company adopted SOP 03-1. This statement provides guidance on the classification, valuation and accounting for nontraditional long-duration contract liabilities, the accounting for contracts with guaranteed minimum death benefits (GMDB), the accounting for sales inducements, and separate account presentation and valuation. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. At adoption, the Company reclassified $44,945,000 of ownership in its own separate accounts from separate account assets to equity securities. The Company also has recorded certain market value adjusted ("MVA") fixed annuity products and investment options on variable annuities as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature, all of the investment performance of the separate account assets is not being passed to the contractholder, and it therefore does not meet the conditions for separate account reporting under the SOP. On January 1, 2004, market value reserves included in separate account liabilities of $37,979,000 were revalued at current account value in the general account to $37,552,000. The related separate account assets of $38,912,000 were also reclassified to the general account. Since adoption of the SOP, the components of the spread on a book value basis are recorded in interest income and interest credited. Realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. The adoption of SOP 03-1 had no material impact to the consolidated results of operations or financial position of the Company.

     In December 2003, the FASB issued Statement No. 132, revised 2003, (FAS
     132), Employers' Disclosures about Pensions and Other Post Retirement Benefits, which amends disclosure requirements for pension plans and other post retirement benefit plans, effective for nonpublic entities for fiscal years ending after June 15, 2004. The adoption of FAS 132 on January 1, 2004, did not have a material impact on the consolidated results of operations or financial position of the Company.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Reclassification

     Certain 2003 and 2002 financial statement balances have been reclassified to conform to the 2004 presentation.

(3)  Investments

     Net investment income for the years ended December 31 was as follows:

     in thousands                                       2004       2003       2002
     ------------                                     --------   --------   --------
     Fixed maturity securities                        $367,978   $370,208   $398,491
     Equity securities                                  14,368     17,615     24,620
     Mortgage loans                                     62,182     61,404     58,791
     Real estate                                            29      1,543      1,285
     Policy loans                                       19,843     19,517     19,360
     Cash equivalents                                    2,233      2,216      3,384
     Private equity investments                          4,909      1,853      3,277
     Other invested assets                               3,305      5,357      3,019
                                                      --------   --------   --------
        Gross investment income                        474,847    479,713    512,227
     Investment expenses                               (15,235)   (13,855)   (13,124)
                                                      --------   --------   --------
        Total                                         $459,612   $465,858   $499,103
                                                      ========   ========   ========

     Net realized investment gains (losses) for the years ended December 31 were as follows:

     in thousands                                      2004       2003        2002
     ------------                                    --------   --------   ---------
     Fixed maturity securities                       $  9,712   $(19,499)  $ (26,162)
     Equity securities                                 64,029     25,572     (64,038)
     Mortgage loans                                      (242)      (376)      1,509
     Real estate                                          (33)     4,490          (1)
     Private equity investments                        11,571    (54,224)    (48,395)
     Other invested assets                            (11,175)    (4,604)        (10)
                                                     --------   --------   ---------
        Total                                        $ 73,862   $(48,641)  $(137,097)
                                                     ========   ========   =========

     Gross realized gains (losses) on the sales and impairments of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

     in thousands                                       2004       2003        2002
     ------------                                     --------   --------   ---------
     Fixed maturity securities, available-for-sale:
        Gross realized gains                          $ 24,167   $ 21,560   $  59,802
        Gross realized losses                          (14,455)   (41,059)    (85,964)
     Equity securities:
        Gross realized gains                            88,097     93,634      40,973
        Gross realized losses                          (24,068)   (68,062)   (105,011)
     Private equity investments:
        Gross realized gains                            26,852      3,823       3,525
        Gross realized losses                          (15,281)   (58,047)    (51,920)

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

     in thousands                                                 2004        2003
     ------------                                              ---------   ---------
     Gross unrealized gains                                    $ 492,319   $ 514,469
     Gross unrealized losses                                     (50,025)    (54,769)
     Adjustment to deferred policy acquisition costs             (63,599)   (112,006)
     Adjustment to reserves                                      (44,280)    (47,221)
     Adjustment to unearned policy and contract fees              10,253      17,365
     Deferred federal income taxes                              (121,647)   (104,171)
                                                               ---------   ---------
        Net unrealized gains                                   $ 223,021   $ 213,667
                                                               =========   =========

     The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                         Gross Unrealized
     in thousands                           Amortized   ------------------      Fair
     December 31, 2004                        Cost        Gains     Losses      Value
     -----------------------------------   ----------   --------   -------   ----------
     United States government              $   20,377   $    431   $    72   $   20,736
     Government agencies and authorities       44,517        550       125       44,942
     Foreign governments                        1,714         76        --        1,790
     Corporate securities                   3,207,961    197,974     7,162    3,398,773
     Asset-backed securities                  504,197     25,654     2,448      527,403
     Mortgage-backed securities             1,434,572     50,040     5,308    1,479,304
                                           ----------   --------   -------   ----------
        Total fixed maturities              5,213,338    274,725    15,115    5,472,948
     Equity securities-unaffiliated           606,225    144,589     3,537      747,277
                                           ----------   --------   -------   ----------
           Total                           $5,819,563   $419,314   $18,652   $6,220,225
                                           ==========   ========   =======   ==========

                                                         Gross Unrealized
     in thousands                           Amortized   ------------------      Fair
     December 31, 2003                        Cost        Gains     Losses      Value
     -----------------------------------   ----------   --------   -------   ----------
     United States government              $   54,092   $     --   $    66   $   54,026
     Government agencies and authorities        5,582         17         5        5,594
     Foreign governments                        1,467        127        --        1,594
     Corporate securities                   2,637,690    226,145     9,262    2,854,573
     Asset-backed securities                  661,465     16,702     5,404      672,763
     Mortgage-backed securities             1,287,137     68,816     3,225    1,352,728
                                           ----------   --------   -------   ----------
        Total fixed maturities              4,647,433    311,807    17,962    4,941,278
     Equity securities-unaffiliated           580,495     97,537     1,634      676,398
                                           ----------   --------   -------   ----------
           Total                           $5,227,928   $409,344   $19,596   $5,617,676
                                           ==========   ========   =======   ==========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The amortized cost and fair value of securities on loan by type of investment were as follows:

                                                        Gross Unrealized
     in thousands                           Amortized   ----------------      Fair
     December 31, 2004                        Cost       Gains    Losses      Value
     -----------------------------------   ----------   -------   ------   ----------
     United States government              $  219,852   $10,294   $  714   $  229,432
     Government agencies and authorities      168,952     4,203      832      172,323
     Corporate securities                     101,224     3,119       94      104,249
     Asset-backed securities                    8,170       304       --        8,474
     Mortgage-backed securities               629,928    10,381    2,644      637,665
                                           ----------   -------   ------   ----------
        Total fixed maturities              1,128,126    28,301    4,284    1,152,143
     Equity securities-unaffiliated            63,396    21,579      854       84,121
                                           ----------   -------   ------   ----------
           Total                           $1,191,522   $49,880   $5,138   $1,236,264
                                           ==========   =======   ======   ==========

                                                        Gross Unrealized
     in thousands                           Amortized   ----------------      Fair
     December 31, 2003                        Cost       Gains    Losses      Value
     -----------------------------------   ----------   -------   ------   ----------
     United States government              $  205,495   $10,883   $   47   $  216,331
     Government agencies and authorities      219,209     7,393       --      226,602
     Corporate securities                     323,481    29,123      226      352,378
     Asset-backed securities                   12,529       669       --       13,198
     Mortgage-backed securities               543,519    10,985    1,885      552,619
                                           ----------   -------   ------   ----------
        Total fixed maturities              1,304,233    59,053    2,158    1,361,128
     Equity securities-unaffiliated            52,100    16,920      249       68,771
                                           ----------   -------   ------   ----------
           Total                           $1,356,333   $75,973   $2,407   $1,429,899
                                           ==========   =======   ======   ==========

     The amortized cost and estimated fair value of fixed maturity securities at December 31, 2004, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                           Available-for-Sale
                                                 Available-for-Sale        Securities on Loan
                                              -----------------------   -----------------------
                                               Amortized      Fair       Amortized      Fair
     in thousands                                Cost         Value        Cost         Value
     ------------                             ----------   ----------   ----------   ----------
     Due in one year or less                  $  311,134   $  321,851   $   45,809   $   46,109
     Due after one year through five years       195,890      209,785      250,228      253,794
     Due after five years through ten years    2,343,390    2,446,881      138,459      143,854
     Due after ten years                         928,352    1,015,127       63,702       70,721
                                              ----------   ----------   ----------   ----------
                                               3,778,766    3,993,644      498,198      514,478
     Mortgage-backed securities                1,434,572    1,479,304      629,928      637,665
                                              ----------   ----------   ----------   ----------
        Total                                 $5,213,338   $5,472,948   $1,128,126   $1,152,143
                                              ==========   ==========   ==========   ==========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company had certain investments with a reported fair value lower than the cost of the investment as follows:

     in thousands                                                   Unrealized
     December 31, 2004                      Fair Value     Cost       Losses
     ------------------------------------   ----------   --------   ----------
     US government securities
        Less than 12 months                  $ 11,526    $ 11,598     $    72
        Greater than 12 months                     --          --          --
     Government agencies and authorities
        Less than 12 months                    25,883      26,008         125
        Greater than 12 months                     --          --          --
     Corporate securities
        Less than 12 months                   562,396     569,337       6,941
        Greater than 12 months                 23,947      24,168         221
     Mortgage and asset-backed securities
        Less than 12 months                   541,614     549,370       7,756
        Greater than 12 months                     --          --          --
     Equity securities - unaffiliated
        Less than 12 months                    41,894      45,431       3,537
        Greater than 12 months                     --          --          --
     Private equity investments
        Less than 12 months                    14,732      16,177       1,445
        Greater than 12 months                 76,048      99,435      23,387

     in thousands                                                   Unrealized
     December 31, 2003                      Fair Value     Cost       Losses
     ------------------------------------   ----------   --------   ----------
     US government securities
        Less than 12 months                  $ 18,579    $ 18,645     $    66
        Greater than 12 months                     --          --          --
     Government agencies and authorities
        Less than 12 months                     8,251       8,256           5
        Greater than 12 months                     --          --          --
     Corporate securities
        Less than 12 months                   248,946     252,829       3,883
        Greater than 12 months                 71,276      76,655       5,379
     Mortgage and asset-backed securities
        Less than 12 months                   371,769     376,996       5,227
        Greater than 12 months                 30,697      34,099       3,402
     Equity securities - unaffiliated
        Less than 12 months                    13,817      14,534         717
        Greater than 12 months                 15,350      16,267         917
     Private equity investments
        Less than 12 months                    95,778     124,813      29,035
        Greater than 12 months                  6,905       9,271       2,366

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company had certain investments on loan with a reported fair value lower than the cost of the investment as follows:

     in thousands                                                   Unrealized
     December 31, 2004                      Fair Value     Cost       Losses
     ------------------------------------   ----------   --------   ----------
     US government securities
        Less than 12 months                  $ 85,483    $ 86,197     $  714
        Greater than 12 months                     --          --         --
     Government agencies and authorities
        Less than 12 months                    95,646      96,478        832
        Greater than 12 months                     --          --         --
     Corporate securities
        Less than 12 months                    20,363      20,457         94
        Greater than 12 months                     --          --         --
     Mortgage and asset-backed securities
        Less than 12 months                   221,959     224,603      2,644
        Greater than 12 months                     --          --         --
     Equity securities - unaffiliated
        Less than 12 months                     7,439       8,293        854
        Greater than 12 months                     --          --         --

     in thousands                                                   Unrealized
     December 31, 2003                      Fair Value     Cost       Losses
     ------------------------------------   ----------   --------   ----------
     US government securities
        Less than 12 months                  $  1,814    $  1,861     $   47
        Greater than 12 months                     --          --         --
     Government agencies and authorities
        Less than 12 months                        --          --         --
        Greater than 12 months                     --          --         --
     Corporate securities
        Less than 12 months                    24,081      24,307        226
        Greater than 12 months                     --          --         --
     Mortgage and asset-backed securities
        Less than 12 months                   173,292     175,177      1,885
        Greater than 12 months                     --          --         --
     Equity securities - unaffiliated
        Less than 12 months                     3,460       3,709        249
        Greater than 12 months                     --          --         --

Unrealized losses on fixed maturity securities are generally interest related rather than credit related. For equity securities, outside research supports target prices for the holdings that will return the securities to original cost or higher. For private equity securities, unrealized losses are generally due to heavy initial expenses and capital calls typical of newly developed funds.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2004, no specific mortgage loans were considered impaired. At December 31, 2003, one mortgage loan was considered impaired. An allowance of $400,000 was recorded in 2003 on the impaired mortgage loan. The loan was sold in 2004, resulting in an additional realized loss of $242,000. As of December 31, 2004 and 2003, there was no general allowance for credit losses for potential impairments in the mortgage loan portfolio. There were no provisions for credit losses or charge-offs in 2004, 2003 or 2002.

     Below is a summary of interest income on impaired mortgage loans.

     in thousands                                               2004   2003   2002
     ------------                                               ----   ----   ----
     Impaired mortgage loans                                     $--   $ --   $  1
     Interest income on impaired mortgage loans - contractual     --    442    166
     Interest income on impaired mortgage loans - collected       --     --     --

     At December 31, 2004 and 2003, fixed maturity securities and cash equivalents with a carrying value of $9,522,000 and $9,568,000, respectively, were on deposit with various regulatory authorities as required by law.

(4)  Variable Interest Entities

     In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51, subsequently revised in December of 2003 (FIN 46-R). The provisions of FIN 46-R for non-public entities apply immediately to variable interest entities (VIEs) created after December 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs created prior to December 31, 2003 the effective date of FIN 46-R is the beginning of the first period beginning after December 15, 2004. FIN 46-R changes the method of determining whether certain entities should be included in the Company's consolidated financial statements. An entity subject to FIN 46-R is called a VIE if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that absorbs a majority of the expected losses, receives a majority of the expected residual returns or both.

     The Company has reviewed all investments and relationships for potential VIEs. The Company has identified two VIEs for which it is the primary beneficiary. The Company has invested debt with the holding company of a former related party. Management of the holding company are not under agreement or regulation required to produce consolidated financial statement information. Data available for the Company to consolidate is considered incomplete, particularly in regard to revenue, capital transactions and minority interest information, and immaterial to the financial results of the Company. The Company estimates its maximum remaining exposure in this VIE to be $300,000. The Company estimates the revenue of this VIE to be approximately $1,000,000. The Company additionally holds an investment in a trust for which it is the primary beneficiary and where results are consolidated in the Company's financial results. The assets held under this VIE are approximately $5,000,000. The Company has identified VIE arrangements in which it holds significant variable interests, but is not the primary beneficiary and for which results have not been consolidated as detailed below:

                                                                Maximum Exposure
     in thousands                                Total Assets        to Loss
     ------------                                ------------   ----------------
     Collateralized debt obligations               $ 12,870         $ 13,000
     Non-registered mutual funds                    125,436          113,592
     Private equity investments                      33,625           30,977
     Other invested assets                            3,141            3,141

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(5)  Notes Receivable

     The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The interest rate on the note was 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company were payable February and August of each year commencing February 2001. All principal and interest payments were due only to the extent of available tax increments. In 2002, the loan reached its maximum principal balance of $15,000,000. In 2003, the Company took a write-down on the loan of $5,200,000, consisting of $4,959,000 of accrued interest and $241,000 of principal. The loan continued to accrue interest on the new balance, with payments applied first to accrued interest and then to principal. As of December 31, 2003, the loan balance was $13,791,000 and the accrued interest was $496,000. For the years ended December 31, 2004 and 2003, the Company received principal payments of $0 and $968,000, respectively, and interest payments of $346,000 and $755,000, respectively. During 2004, the note was refinanced into two new notes: a $17,800,000 note and a $2,976,000 note. An immediate write down at the time of refinancing of $4,808,000 and $428,000, respectively was taken on each of these notes. The two new notes were subsequently transferred from the Company to its parent in the form of a dividend. The loan balance was included in other invested assets, accrued interest was included in accrued investment income, and investment income is included in net investment income.

(6)  Net Finance Receivables

     Finance receivables as of December 31 were as follows:

     in thousands                                             2004        2003
     ------------                                           --------   --------
     Direct installment loans                               $163,348   $154,155
     Retail installment notes                                 24,971     17,286
     Retail revolving credit                                      51        108
     Accrued interest                                          2,915      2,632
                                                            --------   --------
        Gross receivables                                    191,285    174,181
     Unearned finance charges                                (42,982)   (39,233)
     Allowance for uncollectible amounts                      (7,878)    (7,232)
                                                            --------   --------
        Finance receivables, net                            $140,425   $127,716
                                                            ========   ========

     Direct installment loans, at December 31, 2004 and 2003, consisted of $111,100,000 and $103,349,000, respectively, of discount basis loans, net of unearned finance charges, and $13,762,000 and $14,552,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis, arise from borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2004 were as follows:

     in thousands
     ------------
     2005                                                            $ 20,726
     2006                                                              43,855
     2007                                                              66,758
     2008                                                              12,167
     2009                                                               1,585
     2010 and thereafter                                                3,212
                                                                     --------
        Total finance receivables, net of unearned finance charges    148,303
     Allowance for uncollectible amounts                               (7,878)
                                                                     --------
           Finance receivables, net                                  $140,425
                                                                     ========

     During the years ended December 31, 2004 and 2003, principal cash collections of direct installment loans were $57,523,000 and $52,705,000, respectively, and the percentages of these cash collections to average net balances were 49% and 48%, respectively. Retail installment notes' principal cash collections were $28,653,000 and $21,597,000, respectively, and the percentages of these cash collections to average net balances were 164% for both 2004 and 2003.

     The ratio for the allowance for losses to net outstanding receivables balances at December 31, 2004 and 2003 was 5.3% and 5.4%, respectively.

     Changes in the allowance for losses for the periods ended December 31 were as follows:

     in thousands                              2004       2003       2002
     ------------                            --------   --------   --------
     Balance at beginning of year            $  7,232   $  6,627   $  5,846
     Provision for credit losses                8,080      8,014      8,029
     Allowance applicable to bulk purchase         --         --          4
     Charge-offs                              (10,541)   (10,262)   (10,292)
     Recoveries                                 3,107      2,853      3,040
                                             --------   --------   --------
     Balance at end of year                  $  7,878   $  7,232   $  6,627
                                             ========   ========   ========

     At December 31, 2004 and 2003, the recorded investments in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 2004 and 2003 and the related allowance for losses was as follows:

                                           Installment   Revolving
     in thousands                             Loans       Credit     Total
     ------------                          -----------   ---------   -----
     Balances at December 31, 2004             $303          --       $303
     Related allowance for credit losses       $110          --       $110

     Balances at December 31, 2003             $374          54       $428
     Related allowance for credit losses       $122          54       $176

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     All loans deemed to be impaired are placed on non-accrual status. No accrued or unpaid interest was recognized on impaired loans during the years ended December 31, 2004, 2003 and 2002. The average quarterly balance of impaired loans during the years ended December 31, 2004 and 2003 was $348,000 and $515,000 for installment basis loans and $13,000 and $54,000 for revolving credit loans, respectively.

     There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2004.

     The net investment in loans on which the accrual of finance charges and interest was suspended at December 31, 2004 and 2003 was $15,691,000 and $14,625,000, respectively. There was no investment in receivables past due more than 90 days that were accounted for on an accrual basis at December 31, 2004 and 2003.

(7)  Income Taxes

     Income tax expense (benefit) varies from the amount computed by applying the federal income tax rate of 35% to income (loss) from operations before taxes. The significant components of this difference were as follows:

     in thousands                                            2004      2003      2002
     ------------                                          -------   -------   --------
     Computed tax expense (benefit)                        $69,693   $20,754   $ (5,852)
     Difference between computed and actual tax expense:

        Dividends received deduction                        (8,751)   (5,032)    (8,539)
        Tax credits                                         (1,811)   (1,200)    (1,300)
        Expense adjustments and other                        1,135       331     (4,785)
                                                           -------   -------   --------
           Total tax expense (benefit)                     $60,266   $14,853   $(20,476)
                                                           =======   =======   ========

     The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

     in thousands                                               2004       2003
     ------------                                             --------   --------
     Deferred tax assets:
        Policyholder liabilities                              $  4,108   $ 18,565
        Pension and post retirement benefits                    34,857     35,330
        Tax deferred policy acquisition costs                   95,386    103,556
        Deferred gain on individual disability coinsurance      16,449     17,874
        Net realized capital losses                             60,163     56,592
        Ceding commissions                                       7,363      8,611
        Other                                                    7,598     11,232
                                                              --------   --------
           Gross deferred tax assets                           225,924    251,760
                                                              --------   --------
     Deferred tax liabilities:
        Deferred policy acquisition costs                      198,437    173,739
        Premiums                                                20,003     19,246
        Real estate and property and equipment depreciation      9,383      9,056
        Basis difference on investments                         28,965     21,734
        Net unrealized capital gains                           155,817    154,633
        Other                                                   11,803     12,316
                                                              --------   --------
           Gross deferred tax liabilities                      424,408    390,724
                                                              --------   --------
              Net deferred tax liability                      $198,484   $138,964
                                                              ========   ========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     A valuation allowance for deferred tax assets was not considered necessary as of December 31, 2004 and 2003 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

     Income taxes paid for the years ended December 31, 2004, 2003, and 2002, were $23,747,000, $3,588,000 and $20,066,000, respectively.

     In December 2004, the IRS completed their audit of the Company's federal income tax returns for the years 2001 and 2002. The Company has accrued for the taxes assessed as a result of the audit. The Company's tax returns for 2003 and later are expected to be under examination by the IRS beginning in late 2005. The Company believes that any additional taxes refunded or assessed as a result of this future examination will not have a material effect on its consolidated financial position.

(8)  Employee Benefit Plans

     Pension Plans and Post Retirement Plans Other than Pensions

     The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. The Company expects to contribute at least $7,000,000 to its noncontributory defined benefit retirement plans in 2005 and intends to contribute more if required to meet minimum funding standards. In addition, it may contribute additional tax deductible amounts.

     The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.

     The Company also has postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments. The Company has set up a 401(h) account during 2004 through its noncontributory defined benefit plan to partially fund retiree medical costs for non-key employees. The Company expects to contribute additional tax deductible amounts during 2005.

     The measurement date of the majority of the Company's pension and postretirement plans other than pensions is December 1.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                 Pension Benefits      Other Benefits
                                               -------------------   -----------------
     in thousands                                2004       2003       2004      2003
     ------------                              --------   --------   -------   -------
     Change in benefit obligation:
     Benefit obligation at beginning of year   $330,876   $275,112   $56,754   $52,719
     Service cost                                14,674     12,871     2,510     2,589
     Interest cost                               19,624     18,718     3,155     3,516
     Actuarial (gain) loss                       (1,248)    30,707       728      (994)
     Benefits paid                               (7,005)              (1,275)   (1,076)
                                                            (6,532)
                                               --------   --------   -------   -------
     Benefit obligation at end of year         $356,921   $330,876   $61,872   $56,754
                                               ========   ========   =======   =======

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

Pension Plans and Post Retirement Plans Other than Pensions (Continued)

                                                                            Pension Benefits        Other Benefits
                                                                         ---------------------   -------------------
     in thousands                                                           2004        2003       2004       2003
     ------------                                                        ---------   ---------   --------   --------
     Change in plan assets:
     Fair value of plan assets at beginning
        of year                                                          $ 192,833   $ 160,852   $     --   $     --
     Actual return on plan assets                                           25,612      24,046         --         --
     Employer contribution                                                  25,556      14,467      4,175      1,076
     Benefits paid                                                          (7,005)     (6,532)    (1,275)    (1,076)
                                                                         ---------   ---------   --------   --------
     Fair value of plan assets at end of year                            $ 236,996   $ 192,833   $  2,900   $     --
                                                                         =========   =========   ========   ========
     Net amount recognized:
     Funded status                                                       $(119,924)  $(138,043)  $(58,972)  $(56,755)
     Unrecognized net actuarial loss                                        86,555     101,461      6,979      5,943
     Unrecognized transition obligation                                      1,631       2,167
     Unrecognized prior service cost (benefit)                               2,323       2,741         --       (526)
                                                                         ---------   ---------   --------   --------
     Net amount recognized                                               $ (29,415)  $ (31,674)  $(51,993)  $(51,338)
                                                                         =========   =========   ========   ========
     Amounts recognized in the consolidated balance sheets consist of:
     Accrued benefit cost                                                $ (30,711)  $ (35,586)  $(51,993)  $(51,338)
     Intangible asset                                                           68       3,892         --         --
     Accumulated other comprehensive income                                  1,228          20         --         --
                                                                         ---------   ---------   --------   --------
     Net amount recognized                                               $ (29,415)  $ (31,674)  $(51,993)  $(51,338)
                                                                         =========   =========   ========   ========
     Accumulated benefit obligation                                      $ 250,129   $ 225,079   $ 61,872   $ 56,755

     Plans with accumulated benefit obligation in excess of plan assets:
     Projected benefit obligation                                        $  72,497   $ 321,240
     Accumulated benefit obligation                                         59,880     217,525
     Fair value of plan assets                                              33,731     185,266
     Minimum pension liability                                              26,149      32,259
     Increase in minimum liability included in other comprehensive
        income                                                               1,208          20

     Weighted average assumptions used to determine benefit
        obligations:
     Discount rate                                                            5.99%       6.25%      6.00%      6.25%
     Rate of compensation increase                                            5.95%       5.95%        --         --

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Pension Plans and Post Retirement Plans Other than Pensions (Continued)

                                                   Pension Benefits     Other Benefits
                                                 -------------------   ----------------
     in thousands                                  2004       2003       2004     2003
     ------------                                --------   --------   -------   ------
     Components of net periodic benefit cost:
     Service cost                                $ 14,674   $ 12,871   $ 2,510   $2,589
     Interest cost                                 19,624     18,718     3,155    3,516
     Expected return on plan assets               (16,043)   (14,730)       --       --
     Transition obligation amortization               536        536        --       --
     Prior service cost (benefit) amortization        418        418      (526)    (526)
     Recognized net actuarial loss (gain)           4,088      2,283      (308)     101
                                                 --------   --------   -------   ------
     Net periodic benefit cost                   $ 23,297   $ 20,096   $ 4,831   $5,680
                                                 ========   ========   =======   ======
     Weighted average assumptions used to
        Determine net periodic benefit costs:
     Discount rate                                   6.24%      7.00%     6.25%    7.00%
     Expected long-term return on plan assets        7.81%      7.79%       --       --
     Rate of compensation increase                   5.95%      5.97%       --       --

     Estimated future benefit payments for pension and other postretirement benefits:

                     Pension     Other    Medicare
     in thousands   Benefits   Benefits    Subsidy
     ------------   --------   --------   --------
     2005            $ 7,642    $ 1,355    $   --
     2006              8,211      1,410       216
     2007              8,927      1,606       247
     2008              9,556      1,821       280
     2009             10,378      2,056       317
     2010 - 2014      69,404     14,480     2,179

     For measurement purposes, a 9.0% and 10.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2004 and 2003, respectively. The rate was assumed to decrease gradually to 5.5% for 2012 and remain at that level thereafter.

     The Company recorded an additional minimum liability of $1,296,000 and $3,912,000 as of December 31, 2004, and 2003, respectively. This liability represents the amount by which the accumulated benefit obligation exceeded the sum of the fair value of plan assets and accrued amounts previously recorded. The additional liability may be offset by an intangible asset to the extent of previously unrecognized prior service cost. The intangible asset of $68,000 and $3,892,000 at December 31, 2004, and 2003,
     respectively, is included in other assets in the consolidated balance sheets.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2004 and 2003. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2004 by $22,084,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2004 by $2,565,000. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2004 by $17,259,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2004 by $1,929,000.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Pension Plans and Post Retirement Plans Other than Pensions (Continued)

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                                     2004   2003
                                                                     ----   ----
     Equity securities                                                61%    57%
     Debt securities                                                  26%    28%
     Insurance company general account                                13%    15%

     At times, investments may be made in non-traditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees. Current investments include private equity limited partnerships which are classified as equity investments for asset allocation purposes. A tactical asset allocation overlay investment is also employed which utilizes equity and debt futures positions to adjust overall exposure to these broad asset classes. The futures contracts owned control 10% positions in both equity securities and fixed income securities in one of the non-contributory defined benefit plans, and 9% when weighted across all non-contributory defined benefit plans.

     Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to a level which will keep the liquidation of depressed assets for benefit payments, the increase in contributions and pension expense due to investment losses, and the decline in the funded ratios due to investment losses to levels deemed tolerable.

     The target asset allocation as of December 31, 2004, for each of the broad investment categories, weighted for all plans combined is as follows:

     Equity securities                                                43% to 71%
     Debt securities                                                  16% to 42%
     Insurance company general account                                11% to 18%
     Other                                                             0% to  2%

     The primary investment goals of the postretirement plans are to preserve capital and provide sufficient liquidity to meet the annual expenses incurred by the Company. These plan assets are currently allocated to 100% debt securities, which are primarily high quality short-term fixed income securities. The target asset allocation as of December 31, 2004 is 100% to debt securities.

     Profit Sharing Plans

     The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2004, 2003, and 2002 of $10,811,000, $6,924,000 and $3,899,000, respectively. Participants may elect to receive a portion of their contributions in cash.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(9) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

     Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

     in thousands                                   2004       2003       2002
     ------------                                 --------   --------   --------
     Balance at January 1                         $554,160   $536,604   $518,209
        Less: reinsurance recoverable              471,425    449,212    433,323
                                                  --------   --------   --------
     Net balance at January 1                       82,735     87,392     84,886
                                                  --------   --------   --------
     Incurred related to:
        Current year                                55,546     60,927     65,692
        Prior years                                  3,388       (526)     4,839
                                                  --------   --------   --------
     Total incurred                                 58,934     60,401     70,531
                                                  --------   --------   --------
     Paid related to:
        Current year                                24,165     24,849     27,436
        Prior years                                 38,523     40,209     40,589
                                                  --------   --------   --------
     Total paid                                     62,688     65,058     68,025
                                                  --------   --------   --------
     Net balance at December 31                     78,981     82,735     87,392
        Plus: reinsurance recoverable              496,450    471,425    449,212
                                                  --------   --------   --------
     Balance at December 31                       $575,431   $554,160   $536,604
                                                  ========   ========   ========

     The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits, pending policy and contract claims, and other liabilities on the consolidated balance sheets.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred increased by $3,388,000 in 2004, decreased by $526,000 in 2003, and increased by $4,839,000 in 2002, which includes the amortization of discount on individual accident and health claim reserves of $75,000, $153,000, and $331,000 in 2004, 2003, and 2002, respectively.
     The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

(10) Reinsurance

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The effect of reinsurance on premiums for the years ended December 31 was as follows:

     in thousands                               2004         2003        2002
     ------------                            ----------   ----------   --------
     Direct premiums                         $  924,713   $  887,189   $807,116
     Reinsurance assumed                        276,104      225,288    181,473
     Reinsurance ceded                         (122,231)    (107,200)   (88,515)
                                             ----------   ----------   --------
        Net premiums                         $1,078,586   $1,005,277   $900,074
                                             ==========   ==========   ========

     Reinsurance recoveries on ceded reinsurance contracts were $105,589,000, $103,839,000 and $103,979,000 during 2004, 2003, and 2002, respectively.

     During September 2003, the Company entered into a written agreement with Pan-American Life Insurance Company whereby 401(k) accounts representing 865 contracts with associated fixed and variable assets of approximately $488,174,000 were transferred to separate accounts and approximately $85,366,000 were transferred to the general account, effective November 17, 2003. The amounts pertaining to reinsurance assumed and coinsurance agreements are $55,236,000 and $518,305,000, respectively.

(11) Certain Nontraditional Long-Duration Contracts and Separate Accounts

     The Company issues certain nontraditional long-duration contracts including universal life, variable universal life and deferred annuities that contain either certain guarantees or sales inducements.

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death or annuitization. The Company also issues universal life and variable universal life contracts where the Company provides to the contractholder a no-lapse guarantee.

     The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable universal life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts amounts assessed against the contractholders for mortality, administrative, and other services are included in revenue, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities are included in net realized investment losses in the consolidated statements of operations. For universal life contracts the amounts assessed against the contractholders for mortality, administrative, and other services are included in universal life policy fees and changes in liabilities for guaranteed benefits are included in policyholder benefits in the consolidated statements of operations. For both variable annuity and universal life contracts, separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated statements of operations. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2004.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11) Certain Nontraditional Long-Duration Contracts and Separate Accounts (Continued)

     The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable universal life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

     At December 31 and January 1, 2004, the Company had the following variable annuity contracts with guarantees:

                                                        December 31    January 1
     in thousands                                           2004         2004
     ------------                                       -----------   ----------
     Return of net deposits:
        In the event of death
           Account value                                 $1,412,580   $1,316,042
           Net amount at risk                            $   14,272   $   27,997
           Average attained age of contractholders             52.4         52.7

     Return of net deposits plus a minimum return:
        In the event of death
           Account value                                 $   62,843   $   25,971
           Net amount at risk                            $       70   $       23
           Average attained age of contractholders             57.7         58.9
        At annuitization
           Account value                                 $   81,233   $    3,112
           Net amount at risk                                    --           --
           Weighted average period remaining until
              expected annuitization (in years)                 9.7          9.9

     Highest specified anniversary account value:
        In the event of death
           Account value                                 $  390,485   $  314,950
           Net amount at risk                            $    9,962   $   17,206
           Average attained age of contractholders             52.5         52.5

     Guaranteed payout annuity floor:
           Account value                                 $   78,809   $   52,271
           Net amount at risk                            $       14   $       19
           Average attained age of contractholders               66           67

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11) Certain Nontraditional Long-Duration Contracts and Separate Accounts (Continued)

     At December 31 and January 1, 2004, the Company had the following universal life and variable universal life contracts with guarantees:

                                                       December 31    January 1
     in thousands                                          2004          2004
     ------------                                      -----------   -----------
     Account value (general and separate accounts)     $ 1,656,229   $ 1,399,563
     Net amount at risk                                $32,902,249   $31,422,025
     Average attained age of policyholders                      46            45

     Liabilities for guarantees on variable contracts reflected in the general account for 2004 are:

                                       Minimum        Guaranteed    Universal Life
                                      Guaranteed        Payout       and Variable
     in thousands                   Death Benefit   Annuity Floor   Universal Life
     ------------                   -------------   -------------   --------------
     Balance at beginning of year       $  87          $7,493          $    --
     Incurred guarantee benefits          654             924            2,294
     Paid guaranteed benefits            (520)           (225)          (1,427)
                                        -----          ------          -------
     Balance at end of year             $ 221          $8,192          $   867
                                        =====          ======          =======

     The minimum guaranteed death benefit liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor benefits are considered to be derivatives under FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, and are recognized at fair value through earnings. The universal life and variable universal life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For both variable annuity and universal life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the minimum guaranteed death benefit liability on variable annuities at December 31, 2004:

          .    Data compiled from 10,000 stochastically generated investment performance scenarios and ranked by wealth factors. Projections were run using a sampling of these scenarios.
          .    Mean investment performance was 10.35% and is consistent with DAC projections over a 10 year period.
          .    Annualized monthly standard deviation was 14.28%.
          .    Assumed mortality was 100% of the 1983a table.
          .    Lapse rates varied by contract type and policy duration, ranging form 1% to 25%, with an average of 9%.
          .    Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11) Certain Nontraditional Long-Duration Contracts and Separate Accounts (Continued)

     The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable universal life liability at December 31, 2004:

          .    Separate account investment performance assumption was 8%.
          .    Assumed mortality was 100% of pricing levels.
          .    Lapse rates varied by policy duration, ranging from 2% to 9%.
          .    General account discount rate was 5.5%.
          .    Separate account discount rate was 7.7%.

     Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31 and January 1, 2004:

                           Variable Annuity Contracts   Universal Life Contracts
                           --------------------------   ------------------------
     in thousands           December 31    January 1    December 31    January 1
     ------------           -----------   ----------    -----------   ----------
     Equity                  $1,259,616   $1,040,199     $1,089,227   $  911,641
     Bond                       209,677      192,712         83,893       74,537
     Balanced                   238,106      248,114        157,382      147,868
     Money market                33,859       42,568         18,374       18,959
     Mortgage                   137,110      149,231         54,498       49,154
     Real estate                 66,349       36,410         29,496       15,296
                             ----------   ----------     ----------   ----------
        Total                $1,944,717   $1,709,234     $1,432,870   $1,217,455
                             ==========   ==========     ==========   ==========

(12) Unremitted Premiums Payable

     The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2004 and 2003, the liability associated with unremitted premiums payable was $13,008,000 and $0, respectively. As described in note 2, as of December 31, 2004 and 2003, the Company had restricted the use of $13,008,000 and $0, respectively, of its cash and cash equivalents to satisfy these premium remittance payables.

(13) Business Combinations

     Effective June 1, 2004, the Company completed the acquisition of Allied, a privately held independent distributor of credit union insurance and financial services products. The Company anticipates this acquisition will strengthen its leadership position in the credit union marketplace through the combination of each entity's respective strengths; manufacturing through Minnesota Life Insurance Company and distribution through Allied. The acquisition was accounted for under the purchase method of accounting as required by FAS 141, Business Combinations (FAS 141), which requires that assets purchased and liabilities assumed be valued at fair value. Goodwill represents the excess of the purchase price over the fair value of the acquired tangible assets, assumed liabilities and identifiable intangible assets.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In accordance with the purchase method of accounting, the purchase price of $21,500,000 was allocated based on an estimate of the fair values of assets acquired and liabilities assumed as of June 1, 2004, as follows:

     in thousands
     ------------
     Cash                                                              $  8,504
     Property and equipment                                               1,250
     Intangible assets                                                   13,592
     Other assets                                                         3,388
     Other liabilities                                                  (16,012)
                                                                       --------
        Net assets acquired                                              10,722
     Excess of cost over fair value - goodwill                           10,778
                                                                       --------
        Allocated purchase price                                       $ 21,500
                                                                       ========

     Of the $13,592,000 of value assigned to intangible assets, $2,146,000 was assigned to non-compete covenants specified in the purchase agreement to be amortized over a three year period on a straight-line basis. The remaining assignment of intangible asset relates to the purchased customer/client relationships existing at the date of acquisition. The assigned value of $11,446,000 is supported through a discounted cash flow analysis that estimated the value and the useful life of the intangibles. The amortization of this intangible asset is three to ten years based on the estimated useful life of the underlying customer/client relationships on a straight-line basis. Amortization expense for 2004 in the amount of $1,281,000 is included in general operating expenses. Projected amortization expense for the next five years is as follows: 2005, $2,720,000; 2006, $2,720,000; 2007, $1,998,000; 2008, $1,705,000; 2009,
     $1,055,000.

     In connection with the acquisition of Allied, the Company has agreed to pay additional consideration in future periods, based on either the fulfillment of certain requirements or the attainment of defined operating objectives. In accordance with FAS 141, the Company does not accrue contingent consideration obligations prior to the attainment of the objectives. At December 31, 2004, the maximum potential future consideration pursuant to this agreement, to be resolved over the next three years, is $18,500,000. The Company anticipates that any such payments would result in increases in goodwill.

     The Company has also agreed to pay an additional $1,000,000 in the period where a contractual obligation was met by the sellers. Subsequent to December 31, 2004, the sellers have met this requirement and payment was made in January, 2005. The Company anticipates that this payment will result in an increase in goodwill.

(14) Fair Value of Financial Instruments

     The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2004 and 2003. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Please refer to note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equity investments and derivatives. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing. The carrying amounts for policy loans, cash, cash equivalents, and finance receivables approximate the assets' fair values. The fair values of securities lending collateral assets and liabilities are based on quoted market prices.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The interest rates on the finance receivables outstanding as of December 31, 2004 and 2003, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2004 and 2003, approximate the fair value for those respective dates.

     The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2004 and 2003 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

     The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                                    2004                        2003
                                         -------------------------   -------------------------
                                           Carrying        Fair        Carrying        Fair
     in thousands                           Amount        Value         Amount        Value
     ------------                        -----------   -----------   -----------   -----------
     Fixed maturity securities
        Available-for-sale               $ 5,472,948   $ 5,472,948   $ 4,941,278   $ 4,941,278
     Equity securities                       747,277       747,277       676,398       676,398
     Mortgage loans, net                     810,508       885,371       773,479       868,556
     Finance receivables, net                140,425       140,425       127,716       127,716
     Policy loans                            270,186       270,186       263,508       263,508
     Private equity investments              226,631       226,631       222,200       222,200
     Fixed maturity securities on loan     1,152,143     1,152,143     1,361,128     1,361,128
     Equity securities on loan                84,121        84,121        68,771        68,771
     Other invested assets                     2,926         2,926       114,809       114,809
     Cash and cash equivalents               196,508       196,508       222,529       222,529
     Securities held as collateral         1,276,761     1,276,761     1,466,354     1,466,354
     Separate account assets               9,563,176     9,563,176     8,854,022     8,854,022
                                         -----------   -----------   -----------   -----------
        Total financial assets           $19,943,610   $20,018,473   $19,092,192   $19,187,269
                                         ===========   ===========   ===========   ===========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                                  2004                        2003
                                       -------------------------   -------------------------
                                         Carrying        Fair        Carrying        Fair
     in thousands                         Amount        Value         Amount        Value
     ------------                      -----------   -----------   -----------   -----------
     Deferred annuities                $ 1,962,025   $ 1,967,527   $ 1,831,790   $ 1,835,924
     Annuity certain contracts              59,666        62,712        62,144        65,858
     Other fund deposits                 1,103,217     1,107,354     1,121,288     1,130,236
     Supplementary contracts without
        life contingencies                  43,538        43,538        42,068        42,068
     Notes payable                         125,000       126,983       125,000       126,935
     Securities lending collateral       1,276,761     1,276,761     1,466,354     1,466,354
     Separate account liabilities        9,563,176     9,563,176     8,809,077     8,809,077
                                       -----------   -----------   -----------   -----------
        Total financial liabilities    $14,133,383   $14,148,051   $13,457,721   $13,476,452
                                       ===========   ===========   ===========   ===========

(15) Related Party Transactions

     The Company has investment advisory agreements with an affiliate, Advantus Capital Management, Inc. (Advantus). Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $12,407,000, $11,379,000 and $10,866,000 during 2004, 2003 and 2002, respectively. As of
     December 31, 2004 and 2003, the amount due to Advantus under these agreements was $3,594,000 and $3,527,000, respectively.

     The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid for performing compliance functions for these variable products by the Company totaled $3,813,000, $3,448,000 and $3,539,000 for the years ended December 31, 2004, 2003 and 2002, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, in which the Company incurs on behalf of its affiliates. At December 31, 2004 and 2003, the amount payable to the Company was $9,310,000 and $9,219,000, respectively. The amount of expenses incurred for the years ended December 31, 2004, 2003, and 2002 were $42,322,000, $48,896,000 and $49,205,000, respectively.

     During 2002, the Company sold a group variable universal life policy to Securian Financial Group, Inc. The Company received premiums of $2,000,000 in 2004, 2003 and 2002. No claims were paid during 2004, 2003 and 2002. As of December 31, 2004 and 2003, reserves held under this policy were $9,516,000 and $6,841,000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(16) Notes Payable

     In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). The approved accrued interest was $3,008,000 as of December 31, 2004 and 2003. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis. At December 31, 2004 and 2003, the balance of the surplus notes was $125,000,000.

     At December 31, 2004, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2005, $0; 2006, $0; 2007, $0; 2008, $0; 2009, $0; thereafter $125,000,000.

     Prior to 2004, the Company maintained a line of credit, which was drawn down periodically throughout the year. As of December 31, 2003, the outstanding balance of this line of credit was zero.

     Interest paid on debt for the years ended December 31, 2004, 2003 and 2002, was $10,360,000, $11,180,000 and $12,579,000, respectively.

(17) Other Comprehensive Income

     Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, unrealized appreciation (depreciation) on securities and related adjustments.

     The components of comprehensive income (loss), other than net income are illustrated below:

     in thousands                                            2004       2003       2002
     ------------                                          --------   --------   --------
     Other comprehensive income (loss), before tax:
        Unrealized gains (loss) on securities              $ 67,906   $154,508   $(74,150)
           Reclassification adjustment for
              (gains) losses included in net income         (85,312)    48,151    138,595
        Adjustment to unearned policy and contract fees      (7,112)    (2,142)    13,074
        Adjustment to reserves                                2,941      7,069    (54,290)
        Adjustment to deferred policy acquisition costs      48,407     23,362    (93,375)
                                                           --------   --------   --------
                                                             26,830    230,948    (70,146)
        Income tax expense (benefit) related to items of
           other comprehensive income                       (17,476)   (75,672)    25,248
                                                           --------   --------   --------
        Other comprehensive income (loss), net of tax      $  9,354   $155,276   $(44,898)
                                                           ========   ========   ========

(18) Stock Dividends and Capital Contributions

     During 2004, the Company declared and paid a dividend to Securian Financial Group, Inc. in the amount of $15,539,000. This dividend was in the form of tax increment financing note agreements with the City of St. Paul. During 2003, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $22,000,000. These dividends were in the form of cash. Additionally, the Company declared and paid a dividend representing the affiliated stock of Securian Life Insurance Company in the amount of $14,033,000. During 2002, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $29,500,000. These dividends were in the form of cash. Additionally, the Company declared and accrued a dividend representing the affiliated stock of Securian Casualty Company. The amount of the transfer, on January 2, 2003, of Securian Casualty Company was $8,398,000.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2004 statutory results, the maximum amount available for the payment of dividends during 2005 by Minnesota Life Insurance Company without prior regulatory approval is $141,945,000 after January 1, 2005.

     During 2004, Securian Financial Group, Inc. contributed capital to the Company in the amount of $55,000,000. This contribution was made in the form of cash and cash equivalents. Additionally, during 2004, Securian Financial Group, Inc. contributed capital to the Company in the amount of $3,164,000. This contribution was made in the form of real estate.

(19) Commitments and Contingencies

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on consolidated operations or the financial position of the Company.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. Most of these TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as other invested assets. As of December 31, 2004 and 2003, these securities were reported at $2,926,000 and $110,894,000, respectively.

     The Company has long-term commitments to fund private equity investments and real estate investments totaling $140,685,000 as of December 31, 2004. The Company estimates that $46,000,000 of these commitments will be invested in 2005, with the remaining $94,685,000 invested over the next four years.

     As of December 31, 2004, the Company had committed to purchase mortgage loans totaling $45,950,000 and fixed maturity corporate securities totaling $31,187,000 but had not completed the purchase transactions.

     The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
     2005, $11,267,000; 2006, $11,267,000; 2007, $11,267,000; 2008, $11,267,000;
     2009, $11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2005, $802,000; 2006, $718,000; 2007, $734,000; 2008, $704,000; 2009, $707,000.
     Lease expense net of sub-lease income for the years ended December 31, 2004, 2003 and 2002 was $8,561,000, $8,705,000 and $8,740,000,
     respectively. The Company also has long-term lease agreements with unaffiliated companies. Minimum gross rental commitments under these leases are as follows: 2005, $2,854,000; 2006, $2,409,000; 2007, $1,474,000; 2008,
     $886,000; 2009, $735,000.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2004, the Company had guaranteed the payment of $73,600,000 in policyholder dividends and discretionary amounts payable in 2005. The Company has pledged fixed maturity securities, valued at $87,178,000 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

     The Company has a 100% coinsurance agreement for its Individual Disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2004 and 2003 the assets held in trust were $608,550,000 and $566,495,000, respectively.

     The Company in conjunction with Securian Holding Company, the parent company of Securian Financial Group, has guaranteed the payment of benefits under certain of its affiliates' non-qualified pension plans in the event that the affiliate is unable to make such payment. This guarantee is unfunded, unsecured and revocable by the parties to the agreement and under certain other conditions. Management does not consider an accrual necessary relating to these guarantees.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2004 and 2003 the amount was immaterial to the consolidated financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $1,634,000 and $1,913,000 as of December 31, 2004 and 2003, respectively. These assets are being amortized over a five-year period.

     Occasionally, the Company will enter into arrangements where by certain lease obligations related to general agents' office space are guaranteed. Management does not consider an accrual necessary relating to these guarantees.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(20) Statutory Financial Data

     The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                             Year ended December 31
                                                            -----------------------
     in thousands                                              2004         2003
     ------------                                           ----------   ----------
     Statutory capital and surplus                          $1,419,449   $1,168,753
     Adjustments:
        Deferred policy acquisition costs                      719,598      636,179
        Net unrealized investment gains                        282,168      351,806
        Adjustment to reserves                                 (44,174)     (47,221)
        Statutory asset valuation reserve                      213,750      205,298
        Statutory interest maintenance reserve                  15,323       14,181

        Premiums and fees deferred or receivable               (37,583)     (35,687)
        Change in reserve basis                                134,848      124,117
        Deferred reinsurance gain                              (46,996)     (51,070)

        Separate accounts                                      (35,300)     (30,847)
        Unearned policy and contract fees                     (155,226)    (138,449)
        Surplus notes                                         (125,000)    (125,000)
        Net deferred income taxes                             (334,823)    (338,228)
        Pension benefit liabilities                            (39,597)     (30,907)
        Non-admitted assets                                    180,460      250,105
        Policyholder dividends                                  56,582       62,497
        Other                                                    4,309        1,425
                                                            ----------   ----------
     Stockholder's equity as reported in the accompanying
        consolidated financial statements                   $2,207,788   $2,016,952
                                                            ==========   ==========

     The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                          As of December 31
                                                   ------------------------------
     in thousands                                    2004       2003       2002
     ------------                                  --------   --------   --------
     Statutory net income (loss)                   $155,796   $ 11,638   $ (9,814)
     Adjustments:
        Deferred policy acquisition costs            35,050     42,482    (19,156)
        Statutory interest maintenance reserve        1,373      1,450      5,470
        Premiums and fees deferred or receivable     (1,906)    13,817      1,611
        Change in reserve basis                      10,962       (746)    (2,797)
        Separate accounts                            (4,454)    (2,162)    10,913
        Deferred reinsurance gain                    (1,713)    (3,409)   (12,847)
        Unearned policy and contract fees            (9,665)    (7,617)     1,600
        Realized gains (losses)                       3,431     (5,642)   (10,012)
        Net deferred income taxes                   (42,821)     4,268     23,524
        Policyholder dividends                       (5,915)    (2,162)    (1,168)
        Pension benefits                               (498)      (682)     7,472
        Other                                          (783)    (6,790)     8,960
                                                   --------   --------   --------
     Net income as reported in the accompanying
         consolidated financial statements         $138,857   $ 44,445   $  3,756
                                                   ========   ========   ========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
     Schedule I - Summary of Investments - Other than Investments in Related
                           Parties December 31, 2004
                                 (In thousands)

                                                                                  As shown
                                                                                   on the
                                                                  Market        consolidated
Type of investment                                  Cost (3)       Value     balance sheet (1)
------------------                                 ----------   ----------   -----------------
Fixed maturity securities
   United States government                        $   20,377   $   20,736       $   20,736
   Government agencies and authorities                 44,517       44,942           44,942
   Foreign governments                                  1,714        1,790            1,790
   Public utilities                                   441,420      472,789          472,789
   Asset-backed securities                            494,235      517,067          517,067
   Mortgage-backed securities                       1,434,572    1,479,304        1,479,304
   All other corporate fixed maturity securities    2,776,503    2,936,320        2,936,320
                                                   ----------   ----------       ----------
      Total fixed maturity securities               5,213,338    5,472,948        5,472,948
                                                   ----------   ----------       ----------

Equity securities:
   Common stocks:
      Public utilities                                  6,841        7,520            7,520
      Banks, trusts and insurance companies           129,863      163,587          163,587
      Industrial, miscellaneous and all other         466,071      572,747          572,747
   Nonredeemable preferred stocks                       3,450        3,423            3,423
                                                   ----------   ----------       ----------
      Total equity securities                         606,225      747,277          747,277
                                                   ----------   ----------       ----------

Mortgage loans on real estate                         810,508       xxxxxx          810,508
Real estate (2)                                         1,771       xxxxxx            1,771
Policy loans                                          270,186       xxxxxx          270,186
Other investments                                     163,731       xxxxxx          163,731
Private equity investments                            228,338       xxxxxx          226,631
Fixed maturity securities on loan                   1,128,126       xxxxxx        1,152,143
Equity securities on loan                              63,396       xxxxxx           84,121
                                                   ----------   ----------       ----------
      Total                                         2,666,056           --        2,709,091
                                                   ----------   ----------       ----------

Total investments                                  $8,485,619   $6,220,225       $8,929,316
                                                   ==========   ==========       ==========

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.
(3) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying report of independent registered public accounting firm.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               Schedule III - Supplementary Insurance Information
                                 (In thousands)

                                                   As of December 31,
                              -----------------------------------------------------------
                                             Future policy
                                Deferred       benefits                     Other policy
                                 policy     losses, claims                    claims and
                              acquisition   and settlement     Unearned        benefits
          Segment                costs       expenses (1)    premiums (2)      payable
---------------------------   -----------   --------------   ------------   -------------
2004:
   Life insurance               $526,326      $2,758,334       $180,596        $148,057
   Accident and
      health insurance            66,502         695,620         31,443          21,315
   Annuity                       128,227       3,490,442             18             327
                                --------      ----------       --------        --------
                                $721,055      $6,944,396       $212,057        $169,699
                                ========      ==========       ========        ========

2003:
   Life insurance               $464,087      $2,690,654       $168,868        $140,799
   Accident and
      health insurance            70,299         663,495         30,871          19,775
   Annuity                       102,089       3,386,782             28             113
                                --------      ----------       --------        --------
                                $636,475      $6,740,931       $199,767        $160,687
                                ========      ==========       ========        ========

2002:
   Life insurance               $421,265      $2,605,553       $156,832        $111,576
   Accident and
      health insurance            78,588         638,288         34,418          19,349
   Annuity                        70,885       3,155,822             27             196
   Property and
      liability insurance             --              25             --              --
                                --------      ----------       --------        --------
                                $570,738      $6,399,688       $191,277        $131,121
                                ========      ==========       ========        ========

                                                        For the years ended December 31,
                              -----------------------------------------------------------------------------------
                                                                           Amortization
                                                             Benefits,      of deferred
                                                Net       claims, losses      policy        Other
                                Premium      investment   and settlement    acquisition   operating     Premiums
          Segment             revenue (3)      income      expenses (5)        costs       expenses   written (4)
---------------------------   -----------   -----------   --------------   ------------   ---------   -----------
2004:
   Life insurance              $1,204,119     $238,332      $1,061,659       $134,768      $408,460       $--
   Accident and
      health insurance            132,964       11,524          60,323         12,896        76,843        --
   Annuity                        123,551      209,756         201,727         22,224       121,702        --
                               ----------     --------      ----------       --------      --------       ---
                               $1,460,634     $459,612      $1,323,709       $169,888      $607,005       $--
                               ==========     ========      ==========       ========      ========       ===

2003:
   Life insurance              $1,122,503     $240,777      $1,024,443       $127,528      $341,177       $--
   Accident and
      health insurance            131,057       10,711          57,919         19,214        79,737        --
   Annuity                        103,386      214,370         198,077         19,396       108,962        --
                               ----------     --------      ----------       --------      --------       ---
                               $1,356,946     $465,858      $1,280,439       $166,138      $529,876       $--
                               ==========     ========      ==========       ========      ========       ===

2002:
   Life insurance              $1,012,901     $260,686      $  883,852       $147,235      $336,387       $--
   Accident and
      health insurance            131,835       12,494          60,459         20,511        88,290        --
   Annuity                        111,228      225,704         213,817         20,916        88,540        --
   Property and
      liability insurance              --          219             (18)            --            40        --
                               ----------     --------      ----------       --------      --------       ---
                               $1,255,964     $499,103      $1,158,110       $188,662      $513,257       $--
                               ==========     ========      ==========       ========      ========       ===

(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5)  Includes policyholder dividends

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            Schedule IV - Reinsurance
                  Years ended December 31, 2004, 2003 and 2002
                                 (In thousands)

                                                                                                 Percentage
                                                       Ceded to    Assumed from                   of amount
                                          Gross         other          other           Net         assumed
                                         amount       companies      companies       amount        to net
                                      ------------   -----------   ------------   ------------   ----------
2004: Life insurance in force         $329,081,364   $47,795,013   $104,062,955   $385,349,306      27.0%
                                      ============   ===========   ============   ============
   Premiums:
      Life insurance                  $    685,032   $    52,212   $    275,004   $    907,824      30.3%
      Accident and health insurance        202,435        70,019            548        132,964       0.4%
      Annuity                               37,246            --            552         37,798       1.5%
                                      ------------   -----------   ------------   ------------
         Total premiums               $    924,713   $   122,231   $    276,104   $  1,078,586      25.6%
                                      ============   ===========   ============   ============

2003: Life insurance in force         $302,107,783   $38,521,130   $ 90,958,405   $354,545,058      25.7%
                                      ============   ===========   ============   ============
   Premiums:
      Life insurance                  $    650,603   $    37,988   $    223,765   $    836,380      26.8%
      Accident and health insurance        204,829        69,212          1,469        137,086       1.1%
      Annuity                               31,757            --             54         31,811        --
                                      ------------   -----------   ------------   ------------
         Total premiums               $    887,189   $   107,200   $    225,288   $  1,005,277      22.4%
                                      ============   ===========   ============   ============

2002: Life insurance in force         $266,335,791   $35,836,486   $ 76,101,905   $306,601,210      24.8%
                                      ============   ===========   ============   ============
   Premiums:
      Life insurance                  $    566,342   $    13,677   $    180,539   $    733,204      24.6%
      Accident and health insurance        200,610        74,838            934        126,706       0.7%
      Annuity                               40,164            --             --         40,164        --
                                      ------------   -----------   ------------   ------------
         Total premiums               $    807,116   $    88,515   $    181,473   $    900,074      20.2%
                                      ============   ===========   ============   ============

See accompanying report of independent registered public accounting firm.